             As filed with the Securities and Exchange Commission on May 1, 2006

                                           REGISTRATION NOS. 002-32783/811-03240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                       -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.                 [ ]
                           Post Effective Amendment No. 66             [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Amendment No. 122                           [X]

                       -----------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         AMERICAN HOME ASSURANCE COMPANY
                               (NAME OF GUARANTOR)

                       70 PINE STREET, NEW YORK, NY 10270
         (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 770-7000
               (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                       -----------------------------------

                             MARY L. CAVANAUGH, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                       -----------------------------------

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on [date] pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

                       -----------------------------------

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts GUP and GTS-VA Contract Series and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER GROUP UNIT PURCHASE AND
GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
GUP AND GTS-VA


PROSPECTUS                                                           MAY 1, 2006


Group Unit Purchase Contracts, or GUP, and Group Variable Annuity Deferred Contracts, or GTS-VA (the "Contracts"), consist of flexible and single Purchase Payment group fixed and variable deferred annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored qualified retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. The Contracts described in this prospectus were formerly offered through Separate Account One and Separate Account Two of VALIC.

The Contracts permit you to invest in and receive retirement benefits in the Fixed Account Option and the Variable Account Option described in this prospectus. The Variable Account Option invests in the Stock Index Fund, a separate portfolio of VALIC Company I.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help Participants make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2006, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542 (press 1, then 3). The table of contents for the SAI is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Glossary of Terms                                                                                        4
Fee Table                                                                                                5
Selected Purchase Unit Data                                                                              6
Summary                                                                                                  7
General Information                                                                                      9
     About the Contracts                                                                                 9
     About VALIC                                                                                         9
     American Home Assurance Company                                                                    10
     About VALIC Separate Account A                                                                     10
     Units of Interest                                                                                  10
     Distribution of the Contracts                                                                      11
Fixed Account Option                                                                                    11
Variable Account Option                                                                                 11
Purchase Period                                                                                         12
     Account Establishment                                                                              12
     When Your Account Will be Credited                                                                 13
     Purchase Units                                                                                     13
     Calculation of Value for Fixed Account Option                                                      14
     Calculation of Value for Variable Account Option                                                   14
     Stopping Purchase Payments                                                                         14
Transfers Between Investment Options                                                                    14
     During the Purchase Period - Policy Against Market Timing and Frequent Transfers                   15
     Communicating Transfer or Reallocation Instructions                                                15
     Effective Date of Transfer                                                                         16
     Transfers During the Payout Period                                                                 16
Fees and Charges                                                                                        16
     Sales and Administrative Charge                                                                    16
     Premium Tax Charge                                                                                 17
     Separate Account Charges                                                                           17
     Other Tax Charges                                                                                  17
     Reduction from Total Expenses                                                                      17
Payout Period                                                                                           18
     Fixed Payout                                                                                       18
     Variable Payout                                                                                    18
     Combination Fixed and Variable Payout                                                              19
     Partial Annuitization                                                                              19
     Payout Date                                                                                        19
     Payout Options                                                                                     20
     Level Payments Option                                                                              20
     Payout Information                                                                                 21
Surrender of Account Value                                                                              21
     When Surrenders Are Allowed                                                                        21
     Surrender Process                                                                                  21
     Amount That May Be Surrendered                                                                     22
     Surrender Restrictions                                                                             22
     Partial Surrenders                                                                                 22
Exchange Privilege                                                                                      23
Death Benefits                                                                                          23
     The Process                                                                                        23
     Beneficiary Information                                                                            23
     During the Purchase Period                                                                         24

     During the Payout Period                                                                           24
Other Contract Features                                                                                 24
     Changes That May Not Be Made                                                                       24
     Change of Beneficiary                                                                              24
     Cancellation -- The 10 Day "Free Look"                                                             25
     We Reserve Certain Rights                                                                          25
     Relationship to Employer's Plan                                                                    26
     Assigning Your Contract                                                                            26
Voting Rights                                                                                           26
     Who May Give Voting Instructions                                                                   26
     Determination of Fund Shares Attributable to Your Account                                          26
     How Fund Shares Are Voted                                                                          27
Federal Tax Matters                                                                                     27
     Type of Plans                                                                                      27
     Tax Consequences in General                                                                        28
     Effect of Tax-Deferred Accumulations                                                               29
Legal Proceedings                                                                                       30
Financial Statements                                                                                    31
Table of Contents of Statement of Additional Information                                                31

GLOSSARY OF TERMS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant.

Other specific terms we use in this prospectus are:

      ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

      ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option.

      BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

      BUSINESS DAY - any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      CONTRACT OWNER - the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      DIVISION - the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a sub-account of VALIC Separate Account A.

      FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

      MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

      PARTICIPANT - the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

      PARTICIPANT YEAR - a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      PAYOUT PAYMENTS - annuity payments withdrawn in a steady stream during the Payout Period.

      PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

      PAYOUT UNIT - a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      PURCHASE PERIOD - the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender).

      PURCHASE UNIT - a unit of interest owned by you in your Variable Account Option.

      SYSTEMATIC WITHDRAWALS - payments withdrawn on a regular basis during the Purchase Period.

      VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.

FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

                                                                               GUP           GTS-VA
                                                                               CONTRACTS     CONTRACTS
Contract Owner/Participant Transaction Expenses
Maximum Sales and Administrative Charge
(as a percentage of Purchase Payments)                                         5.00%           5.00%
Maximum Loan Application Fee (per loan)                                        $   60          $   60
State Premium Taxes (as a percentage of the amount annuitized)                 0-3.5%          0-3.5%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.


Separate Account Expenses                                                       GUP             GTS-VA
(as a percentage of Separate Account Net Assets)                                CONTRACTS       CONTRACTS
Mortality and Expense Risk                                                       1.00%          0.63% (1)
Total Separate Account Expenses (2)                                              1.00%          0.63%


(1) The Mortality and Expense Risk Fee may vary depending on the total assets attributable to the GTS-VA Contracts. See "Fees and Charges" in this prospectus.



(2) Reduction from Total Separate Account and Fund Expenses due to Permanent Guaranteed Expense Limitations. The Company has agreed to reduce the Total Separate Account and Fund Expenses by a percentage of average net assets, to 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213 and
      1.32% of the excess over $400 million of total assets attributable to the GUP Contracts and 0.6966% on the first $25,434,267, 0.5% on the next $74,565,733 and 0.25% of the excess over $100 million of the total assets attributable to the GTS-VA Contracts. For the period ending December 31, 2005, the Reduction from Total Separate Account and Fund Expenses were 0% and 0.31%, for the GUP Contract and the GTS-VA Contract, respectively. This reduction from Total Separate Account and Fund Expenses reduced the Total Separate Account and Fund Expenses to 1.38% and 0.70% for the GUP Contact and the GTS-VA Contract, respectively.

The next table shows the total operating expenses charged by the VALIC Company I Stock Index Fund that you may pay periodically during the time that you own the Contract. More detail concerning the Fund's fees and expenses is contained in the prospectus for the Fund.

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the assets of VALIC Company I Stock Index
Fund, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                                                        0.38%

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.


The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated, less the front end sales charge. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




IF YOU SURRENDER, ANNUITIZE, OR DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         Fund                 1 Year               3 Years              5 Years              10 Years
          10A                  $584                  $868                $1,172               $2,038
          10B                  $517                  $663                 $821                $1,281


Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for the Stock Index Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

Purchase Units shown are for a Purchase Unit outstanding throughout the year.


            FUND NAME                  YEAR         UNIT VALUE AT      UNIT VALUE AT        NUMBER OF UNITS
                                                         1/1               12/31          OUTSTANDING AT 12/31
 Stock Index Division 10A (GUP
 Contracts)                            2005             22.326            23.112                      10,024,961
                                       2004             20.406            22.326                      11,233,826
                                       2003             16.077            20.406                      12,425,297
                                       2002             20.936            16.077                      13,677,206
                                       2001             24.086            20.936                      16,451,124
                                       2000             26.836            24.086                      18,955,830
                                       1999             22.480            26.836                      21,421,375
                                       1998             17.679            22.480                      23,726,504
                                       1997             13.414            17.679                      25,835,933
                                       1996             11.037            13.414                      27,379,389
                                       1995             8.117             11.037                      29,995,363

            FUND NAME                  YEAR         UNIT VALUE AT      UNIT VALUE AT        NUMBER OF UNITS
                                                         1/1               12/31          OUTSTANDING AT 12/31
 Stock Index Division 10B
 (GTS-VA Contracts)                    2005             37.112            38.638                         500,457
                                       2004             33.717            37.112                         578,774
                                       2003             26.386            33.717                         620,894
                                       2002             34.117            26.386                         689,763
                                       2001             38.881            34.117                         795,193
                                       2000             43.028            38.881                         686,910
                                       1999             35.792            43.028                       1,005,615
                                       1998             27.957            35.792                       1,131,113
                                       1997             21.071            27.957                       1,256,974
                                       1996             17.222            21.071                       1,380,401
                                       1995             12.583            17.222                       1,560,525


SUMMARY
--------------------------------------------------------------------------------

A summary of the Contracts' major features is presented below. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice of one Variable Account Option and one Fixed Account Option.

Fixed Account Option

Fixed Account Plus -- invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. There are limitations on transfers out of this option.

Variable Account Option

Stock Index Fund -- seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp., an affiliate of VALIC.

Details about the investment objective and strategy of the Stock Index Fund can be found in the section of the prospectus entitled "Variable Account Option," and also in the current VALIC Company I prospectus, available at www.aigvalic.com (or call 1-800-428-2542, press 1, then 3).

GUARANTEED DEATH BENEFIT

The Contract offers a death benefit upon death of the Annuitant during the Purchase Period equal to the greater of Account Value or Purchase Payments reduced by withdrawals.

TRANSFERS

There is no charge to transfer your money between the Variable Account Option and the Fixed Account Option during the Purchase Period. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

Sales and Administrative Charges

Generally, a Sales and Administrative Charge of up to 5.00% will be deducted from Purchase Payments. See "Fees and Charges -- Sales and Administrative Charge."

Premium Tax Charge

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

Separate Account Charges



If you choose the Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% and 0.63% for the GUP Contracts and GTS-VA Contracts, respectively, on the average daily net asset value of VALIC Separate Account A.



PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code of 1986, as amended ("Code") sections 403(b) or 401(k) and individual retirement plans ("IRAs")) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

PURCHASE REQUIREMENTS

For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.

GUP Contracts

Under the GUP Contracts, the minimum initial and subsequent Purchase Payments per a Participant in a group is $25 if the entire Purchase Payment is allocated to the Variable Account Option and $30 if the Purchase Payment is split between the Variable Account Option and the Fixed Account Option. In certain group plans, the minimum initial Purchase Payment must be at least $2,000, and subsequent Purchase Payments must be at least $5,000. Under certain plans, the minimum initial and subsequent Purchase Payment amounts for the GUP Contracts may differ or may be waived. See "Purchase Period" in this prospectus.

GTS-VA Contracts

Under the GTS-VA Contracts, the minimum initial and subsequent Purchase Payments is $10,000 per year. This amount may vary depending on the type of plan in which the GTS-VA Contract is offered. See "Purchase Period" in this prospectus.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. The free look does not apply to Participant certificates except in a limited number of states. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract as required.

LOANS

Certain Contracts may offer a tax-free loan provision for tax-qualified Contracts, other than IRAs, which gives you access to your money in the Fixed Account Option (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer one fixed and one variable investment option that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC



We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. The name was changed to The Variable Annuity Life Insurance Company on November 5, 1968. Our main business is issuing and offering fixed and variable retirement annuity contracts, like GUP and GTS-VA. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.



On August 29, 2001, American General Corporation, ("AGC"), holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.



AMERICAN HOME ASSURANCE COMPANY




Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.




The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the American Home guarantee would continue to be covered by the American Home guarantee, including obligations arising from Purchase Payments received after termination, until satisfied in full.




American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.



ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Option, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Stock Index Fund. VALIC Separate Account A invests in the Stock Index Fund on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Each Division invests in a different mutual fund. For example, Division Ten represents and invests in the (VALIC Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established VALIC Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended.

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the Contract Owner, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and AGC have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS



The principal underwriter for the VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of the NASD. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. For more information about the distributor, see "Distribution of Variable Annuity Contracts" in the SAI.



The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

FIXED ACCOUNT OPTION
--------------------------------------------------------------------------------

The Contracts offer one Fixed Account Option. This account provides fixed-rate earnings and guarantees safety of the principal. The guarantee is backed by the claims-paying ability of the Company, and not the Separate Account. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. Certain limitations may also apply. See "Transfers Between Investment Options." The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under The Securities Act of 1933, as amended. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

Money allocated to the Fixed Account Option goes into VALIC's general account. The general account consists of all of VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, we bear the entire investment risk for the Fixed Account Option.

VARIABLE ACCOUNT OPTION
--------------------------------------------------------------------------------

The Contracts enable you to participate in a Division that represents a Variable Account Option. Certain limitations may also apply. See "About VALIC Separate Account A" in this prospectus. The Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of VALIC Company I. VALIC Company I serves as the investment vehicle for the Contracts.

VALIC Company I is registered as an open-end, management investment company and is regulated under the 1940 Act. For more detailed information about the Stock Index Fund option, including investment strategy and risks, you should refer to the VALIC Company I prospectus. Copies are available online at www.aigvalic.com or you may call 1-800-428-2542 (press 1, then 3). Please read the prospectus carefully before investing.

Stock Index Fund

Investment objective: Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index. Adviser:
VALIC. Sub-adviser: AIG Global Investment Corp.

AIG Global Investment Corp. is affiliated with VALIC due to common ownership.

"Standard & Poor's(R)" "S&P," and "S&P 500(R)" are trademarks of Standard & Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of the Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You must establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type                            Initial Payment                        Subsequent Payment
GUP Contracts issued under Section 401   $2,000                                 $5,000
of the Internal Revenue Code

All other GUP Contracts                  $30 (with a $12 minimum allocated to   $30 (with a $12 minimum allocated to
                                         the Variable Account Option) or $25    the Variable Account Option) or $25
                                         if the entire Purchase Payment         if the entire Purchase Payment
                                         amount is to be allocated to the       amount is to be allocated to the
                                         Variable Account Option only           Variable Account Option only

GTS-VA Contracts issued under Sections   $10,000                                $10,000
401 and 403(b) of the Internal Revenue
Code

All other GTS-VA Contracts               No minimum                             No minimum

Purchase Payment minimums apply to each Purchase Payment made. For the GUP Contracts, VALIC may occasionally waive the Minimum Initial and Subsequent Purchase Payment amounts for group plans established for employers with 500 or more employees.



When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

      - Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected;

      -     Reject the application and return the Purchase Payment; or

      - Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

      - Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

      - Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Fixed Account Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).



A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or group number to which they are to be applied. To ensure efficient posting for Employer Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).




If the Purchase Payment is in good order as described and is received by us or directly by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.



Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS



A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.



CALCULATION OF VALUE FOR THE FIXED ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payments to the Fixed Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Fixed Account Option may be found in the "Fixed Account Option" section in this prospectus. The value of your Fixed Account Option is calculated on a given Business Day as shown below:

     The value of your Fixed Account Option

     EQUALS

     All Purchase Payments made to the Fixed Account Option

     PLUS

     Amounts transferred from the Variable Account Option to the Fixed Account Option PLUS All interest earned

     MINUS

     Amounts transferred or withdrawn from Fixed Account Option (including applicable fees and charges).

CALCULATION OF VALUE FOR THE VARIABLE ACCOUNT OPTION



You may allocate all or a portion of your Purchase Payments to the Variable Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Variable Account Option may be found in the "Variable Account Option" section in this prospectus. Based upon the Variable Account Option's Purchase Unit value your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of the Variable Account Option will change each Business Day depending upon the investment performance of the Stock Index Fund (which may be positive or negative) and the deduction of the separate account charges. See "Fees and Charges." Because Purchase Unit values change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. The Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.



STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closures will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in the Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD - POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the Internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days.

The Contracts and Account Options are not designed for short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

      -     the dollar amount of the transfer;

      - the total assets of the Variable Account Option involved in the transfer;

      -     the number of transfers completed in the current calendar quarter;
            or

      - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the Internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.



Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.



When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

      - The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

      -     The next date values are calculated.

We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made from Variable Account Option once every 365 days. Transfers are not permitted from the Fixed Account Option at any time during the Payout Period.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in GUP or GTS-VA, you may be subject to four basic types of fees and charges, applied to the Fixed and Variable Account Option::

      -     Sales and Administrative Charge

      -     Premium Tax Charge

      -     Separate Account Charges

      -     Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables."

SALES AND ADMINISTRATIVE CHARGE

When you make a Purchase Payment to your account, you may be subject to a Sales and Administrative Charge that will be deducted from the amount of your Purchase Payment. The Sales and Administrative Charge will be deducted from the GUP Contracts as follows:

AGGREGATE GROSS                          DEDUCTION AS A PERCENTAGE OF           DEDUCTION AS A PERCENTAGE OF
PURCHASE PAYMENTS (1)                    PURCHASE PAYMENTS (2)                  NET PURCHASE PAYMENTS (3)
First $5,000                             5.00%                                  5.26%
Next $5,000                              4.00%                                  4.17%
Next $5,000                              3.50%                                  3.36%
Over $15,000                             3.00%                                  3.09%

(1) The Aggregate Gross Purchase Payments is the entire amount that you pay to the Company under a Contract.

(2) We will only deduct 2% (1.4% administrative expenses and 0.6% sales expenses) from single one-time Purchase Payments, except when the single one-time Purchase Payment is transferred from other Company annuity contracts for which no deduction is made. Any subsequent Purchase Payments made after a single one-time Purchase Payment will be subject to the deduction as described above with the lump sum included in the Aggregate Gross Purchase Payment.

(3) The Gross Purchase Payment amount minus the deduction for Sales and Administrative Expenses is the amount of the Net Purchase Payment.

If you are a full-time sales representative of VALIC, and have been employed by VALIC for 90 days or more, then you may participate in a GUP Contract with no Sales and Administrative Charge.

If your Contract is unallocated, then the Sales and Administrative Charge will be 2% for each Purchase Payment.

PREMIUM TAX CHARGE

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. If you are in a GUP deposit administration contract, then your premium taxes will be added to payout rates when you are added to a group plan, and not deducted from Purchase Payments.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. For GUP Contracts, this is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. For GTS-VA Contracts, this is a daily charge at an annualized rate of 0.85% on the first $10,000,000 in your group's plan, 0.425% on the next $90,000,000 in your group's plan and 0.21% on assets over $100,000,000 in your group's plan, on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be. Separate Account Charges are not applied to Variable Investment Options during the Payout Period. For more information about the mortality and expense risk fee, see the Fee Tables in this prospectus.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION FROM TOTAL EXPENSES

When the Company reorganized its separate accounts, merging VALIC Separate Account One and VALIC Separate Account Two into VALIC Separate Account A, the Company guaranteed that the fees and charges would not be greater as a result of this reorganization. Endorsements added to the Contracts provide that certain Fund Annual Expense Charges and the Separate Account Charges will not be higher on the Contracts funded by VALIC Separate Account A, than they were when the Contracts were funded by VALIC Separate Account One and VALIC Separate Account Two.

The Company, for VALIC Separate Account One and VALIC Separate Account Two, determined the ratio of certain Fund Annual Expense Charges and Separate Account Annual Expense Charges to the total net assets of VALIC Separate Account One and VALIC Separate Account Two, called the Expense Ratio. On April 1, 1987, the Expense Ratio was calculated to determine the Maximum Expense Ratio. The Company guarantees that the amount of the Expense Ratio will never exceed the amount of the Maximum Expense Ratio. The Maximum Expense Ratio for the GUP and GTS-VA Contracts is 1.4157% and 0.6966%, respectively.

The Maximum Expense Ratio does not apply to extraordinary and non-recurring Fund Annual Expenses. These expenses may include certain liabilities and litigation associated with indemnification payments of VALIC Company I failing to qualify as a Regulated Investment Company under the Code. The Company believes that such expenses and liabilities, although possible, are unlikely to occur.

We may, as described below, determine that the Sales and Administrative Charge or separate account charges for the Contracts may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

      -     The type of retirement program.
            Certain types of retirement programs, because of their stability, can result in lower administrative costs.

      - The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account Surrenders, thus reducing administrative costs.

      - Other factors of which we are not presently aware which could reduce administrative costs.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply all or a portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

      -     Type and duration of payout option chosen;

      -     Your age or your age and the age of your survivor(1);

      -     Your gender or your gender and the gender of your survivor(1)
            (IRAs);

      -     The portion of your Account Value being applied; and

      -     The payout rate being applied and the frequency of the payments.

      (1)   This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3 1/2% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.

VARIABLE PAYOUT

With a variable payout, you select your existing Variable Account Option. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by the Variable Account Option. The Payout Unit value is calculated just like the Purchase Unit value for the Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit values are calculated, see the SAI.

In determining the first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law) for all Contracts, except GTS-VA Contracts that are not sold under Section 403(b), which have an AIR of 3% (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds the AIR, subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than the AIR, subsequent payments will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

      -     From your existing Variable Account Options (payment will vary);
            with a

      -     Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

- The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

- The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

- Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

- In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

- Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

- All contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

- The contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity, except that Payment for a Designated Period is available only as a fixed payout. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment.

- Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

- Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, payments will continue to the Beneficiary for the rest of the guaranteed period, or take a lump-sum distribution. Under the GTS-VA Contracts, the Payout Payments must be at least $25 each.

- Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments.

- Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for Beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. - Payment of a Specified Amount -- payments in equal annual, semi-annual, quarterly or monthly installments are made to you of a specified dollar amount until the remaining balance is less than the specified dollar amount, at which time, the remaining balance will be paid to you.

- Payment of Investment Income -- payments are made to you, out of your Account Value placed in the Fixed Account Option, on an annual, semi-annual, quarterly or monthly basis. Payments are calculated by the net investment rate for the period multiplied by the remaining Account Value. Upon your death, payments will continue to your Beneficiary until the remaining balance is paid out. At any time, you may elect to receive a lump sum payment equal to the remaining Account Value.

- Payment for a Designated Period -- payments are made to you for a select number of years between one and 20. Upon your death, payments will continue to your Beneficiary until the designated period is completed. Payment for a designated period is available as a fixed payout option only.

LEVEL PAYMENTS OPTION

The level payments enhancement is an option that can only be used if you have a GUP Contract and if you selected one of the first four payout options above. Under the level payments option, payments are made once each month during each payout year at a certain level determined for that year based on the investment performance of the Separate Account. The amount of the payments will be determined by dividing the payment amount by the current Payout Unit value to determine the number of Payout Units in each subsequent annual payment.

For more information about payout options or enhancements of those payout options available under the contract, see the SAI.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. The Variable Account Option may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

If a payout option selection is not made at least 30 days before the Payout Date, then:

-     Payments will be made under the life with guaranteed period option;

-     The payments will be guaranteed for a 10 year period;

- The payments will be based on the allocation used for the Participant's Purchase Payments;

- The Fixed Account Option will be used to distribute payments to the Participant on a fixed payout basis; and

- The Variable Account Option will be used to distribute payments to the Participant on a variable payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value during the Purchase Period if:

-     allowed under federal and state law; and

-     allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of the Stock Index Fund's shares have been suspended or postponed. See the VALIC Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

We may defer payment of the surrender value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:
     Allowed surrender value
     EQUALS
     The Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

-     death benefits; and

-     certain small amounts approved by the State of Florida.

Under the Louisiana State Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option and the Variable Account Option.

The reduction in the number of Purchase Units credited to your Account Value will equal:
     The amount surrendered
     DIVIDED BY
     Your Purchase Units next computed after the written request for surrender is received at our Home Office.

EXCHANGE PRIVILEGES
--------------------------------------------------------------------------------

From time to time, we may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You may contact your AIG VALIC financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

-     In a lump sum;

- In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or

-     In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or In the case of a qualified Contract,

- may delay any distributions until the Annuitant would have reached age 70 1/2; or

- may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

-     In full within 5 years after the year of the Annuitant's death; or

- By payments beginning within 1 year after the year of the Annuitant's death under:

      1.    A life annuity;

      2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

      3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:

- Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC; or

-     100% of Purchase Payment (to the Fixed and/or the Variable Account
      Option)
      MINUS
      The amount of all prior withdrawals and any portion of Account Value applied under a payout option

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the "Payout Period" section of this prospectus.

- If the life only option or joint and survivor life option was chosen, there will be no death benefit.

- If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      1.    Receive the present value of any remaining payments in a lump sum;

      2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

      3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

Death Benefits will not be provided during the Payout Period for certain unallocated GUP and GTS-VA Contracts.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

-     The Contract Owner;

-     The Participant; and

-     The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner, or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to:

- Stop accepting new Participants under a group Contract, under certain circumstances;

- Amend the GUP Contracts to increase all charges and annuity purchase rates (such change will not affect Participants already invested in a GUP Contract);

- Amend the GUP Contracts (except where prohibited by the 1940 Act) for Participants whose total Purchase Payments are greater than 200% of the amount of first-year Purchase Payment(s) made on his/her behalf;

- Amend GUP contracts issued under GUP contract form GVA-SA1 after five years of your participation in the Contract to change any terms of the Contract upon 90 days written notice to you (except where prohibited by the 1940 Act);

- Amend GTS-VA Contracts issued under GTS-VA contract form GVA-SA2 in connection with certain 403(b) and 401 plans for self-employed individuals to increase the deduction for Sales and Administrative Charge after the end of the first year of the Contract. Contract amendments may affect rates and Fund Annual Expenses adversely applicable to Participants for Purchase Payments at an annual rate of up to 200% of the first year Purchase Payment made for each such Participant;

- Amend the Payout rate applicable to Purchase Payments after the tenth year of the Contract; Operate VALIC Separate Account A as a management investment company under the applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

- Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the descriptions of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan, if permitted under state law, and to limit the number of outstanding loans.

ASSIGNING YOUR CONTRACT

For most Contracts issued under qualified retirement plans or eligible deferred compensation plans of government employers, you will not be permitted to assign, sell or pledge your Contract to any person or organization, other than the Company, unless your contract is owned by a trustee or custodian and the trust or custodial accounts comply with applicable nontransferable requirements. GUP Contracts not issued under GUP contract form GVA-SA1 and GTS-VA Contracts that are issued under GTS-VA contract form GVA-SA2 are not assignable unless permitted under applicable law. GUP Contracts that are issued under GUP contract form GVA-SA1 are not assignable.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Fund that comprise the Variable Account Option. From time to time the Stock Index Fund may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provisions in the plan, Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Fund that comprises the Variable Account Option in the Contracts may have a number of shareholders including VALIC Separate Account A, other affiliated insurance company separate accounts and public shareholders.

VALIC Separate Account A will vote all of the shares of the Fund it holds based on, and in the same proportion as, the instructions given by all Participant invested in the Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Fund it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

      - Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

      - Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

      -     Section 408(b) traditional IRAs;

      -     Section 408A Roth IRAs; and

      - Section 457 deferred compensation plans of governmental and tax-exempt employers.



Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth accounts pursuant to Section 402A.



Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.



For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.



In addition, the Contracts are also available through "nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.



Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully described in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.



It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

      - A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

      - A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

      -     Taxable accounts such as savings accounts.

                                10 YEARS        20 YEARS        30 YEARS
Taxable Account                 $16,325         $45,560         $97,917

Nonqualified Contract
Tax-Deferred Annuity            $18,128         $57,266        $141,761

Tax-Deferred Annuity            $24,171         $76,355        $189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.



Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

PAYCHECK COMPARISON                            Tax-Favored Retirement Program              Taxable Account
Annual amount available for savings before                 $2,400                              $2,400
federal taxes
Current federal income tax due on Purchase                   0                                 $(600)
Payments
Net retirement plan Purchase Payments                      $2,400                              $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800, while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of Depositor, Registrant, Guarantor and Principal Underwriter, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable annuity product in which you are invested.




AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and Principal Underwriter, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable annuity products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.




Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.




As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.




Subject to the receipt of permanent relief, Depositor, Registrant and Principal Underwriter believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable annuity products.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



The financial statements of VALIC, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at AIG VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or call us at 1-800-428-2542 (press 1, then
3).



Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington DC. 20549-2102.




--------------------------------------------------------------------------------
            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                                                              PAGE
General Information........................................................................................      2
Federal Tax Matters........................................................................................      2
     Economic Growth and Tax Relief Reconciliation Act of 2001.............................................      2
     Tax Consequences of Purchase Payments.................................................................      3
     Tax Consequences of Distributions.....................................................................      5
     Special Tax Consequences -- Early Distribution........................................................      6
     Special Tax Consequences -- Required Distributions....................................................      7
     Tax Free Rollovers, Transfers and Exchanges...........................................................      8
Exchange Privilege.........................................................................................      9
Purchase Unit Value........................................................................................     10
     Illustration of Calculation of Purchase Unit Value....................................................     11

     Illustration of Purchase of Purchase Units............................................................     11
Payout Payments............................................................................................     11
     Assumed Investment Rate...............................................................................     11
     Amount of Payout Payments.............................................................................     12
     Payout Unit Value.....................................................................................     12
     Illustration of Calculation of Payout Unit Value......................................................     13
     Illustration of Payout Payments.......................................................................     13
Distribution of Variable Annuity Contracts.................................................................     13
Experts....................................................................................................     14
Comments on Financial Statements...........................................................................     14

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
                        AIG VALIC BY PHONE 1-800-428-2542
                      TDD AIG VALIC BY PHONE 1-800-248-2542

                                [AIG VALIC LOGO]


                AIG VALIC is the marketing name for the group of
              companies comprising VALIC Financial Advisors, Inc.;
                       VALIC Retirement Services Company;
            and The Variable Annuity Life Insurance Company (VALIC),
     each of which is a member company of American International Group, Inc.


                                 PRINTED MATTER
                                PRINTED IN U.S.A.
                                     VL 1019
                                    REV 5/06

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                             UNITS OF INTEREST UNDER
                             GROUP UNIT PURCHASE AND
                   GROUP FIXED AND VARIABLE ANNUITY CONTRACTS
                           (GUP AND GTS-VA CONTRACTS)

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                 FORM N-4 PART B

                                   MAY 1, 2006




This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the GUP and GTS-VA Contracts dated May 1, 2006 (the "Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or call us at 1-800-428-2542 (press 1, then 3).


Prospectuses are also available on the internet at www.aigvalic.com.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

General Information                                                            2
Federal Tax Matters                                                            2
      Economic Growth and Tax Relief Reconciliation Act of 2001                2
      Tax Consequences of Purchase Payments                                    3
      Tax Consequences of Distributions                                        5
      Special Tax Consequences -- Early Distribution                           6
      Special Tax Consequences -- Required Distributions                       7
      Tax-Free Rollovers, Transfers and Exchanges                              8
Exchange Privilege                                                             9
Purchase Unit Value                                                           10
      Illustration of Calculation of Purchase Unit Value                      11
      Illustration of Purchase of Purchase Units                              11
Payout Payments                                                               11
      Assumed Investment Rate                                                 11
      Amount of Payout Payments                                               12
      Payout Unit Value                                                       12
      Illustration of Calculation of Payout Unit Value                        13
      Illustration of Payout Payments                                         13
Distribution of Variable Annuity Contracts                                    13
Experts                                                                       14
Comments on Financial Statements                                              14

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

      Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

      The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                               FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

      This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

      It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

      In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

      It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

      For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

      403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.



      For 2006, your elective deferrals are generally limited to $15,000, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $44,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.



      401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.



      408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2006, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and generally fully deductible in 2006 only by individuals who:


      (i) are not active Participants in another retirement plan, and are not married;

      (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000;

      (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $50,000 or less; or

      (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $70,000 or less.


      Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $8,000 or 100% of the working spouse's earned income, and no more than $4,000 may be contributed to either spouse's IRA for any year. The $8,000 limit increases to $10,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).


      You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


      (i) the lesser of $4,000 ($5,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $9,000 if you are both age 50 or older) or 100% of compensation, over


      (ii)  your applicable IRA deduction limit.

      You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


      408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2006, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and a full contribution may be made only by individuals who:


      (i)   are unmarried and have adjusted gross income of $95,000 or less; or

      (ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.


      The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.



      All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.



      457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.



      This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2006, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older.


      The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


      Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2006, the employer may contribute up to 25% of your compensation or $44,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

      Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



      SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2006, employee salary reduction contributions cannot exceed $10,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


      Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


      Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.



      An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.


TAX CONSEQUENCES OF DISTRIBUTIONS


      403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:


(1)   attainment of age 59 1/2;


(2)   severance from employment;


(3)   death;

(4)   disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

      Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.



      As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:



      (1)   distributions of Roth 403(b) contributions;



      (2) qualified distributions of earnings on Roth 403(b) contributions and,



      (3)   other after-tax amounts in the Contract.



Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified" and tax-free if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.



401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.


      408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

      408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

      457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

      Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

      Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION


      403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:


      (1)   death;

      (2)   disability;


      (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));


      (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

      (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

      Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

      Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

(2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

(3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.



      457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2 for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.


      Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

      (1)   to a Beneficiary on or after the Contract Owner's death;

      (2)   upon the Contract Owner's disability;

      (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

      (4)   made under an immediate annuity contract, or

      (5)   allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS


      403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


      Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

      (i)   must begin to be paid when the Participant attains age 75; and

      (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

      The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

      At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy.

      A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.



      401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.


      408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

      (1)   there is no exception for pre-1987 amounts; and

      (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

      A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.


      408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

      457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

      Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

      At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)


      403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts of non-taxable amounts may only be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA. The taxable portion of a Roth 403(b) account may also be rolled over to a Roth 401(k)

401(k) account. Roth 403(b) accounts may not receive non-taxable rollover contributions from any account other than a Roth 403(b) and may only receive taxable rollover contributions from other Roth accounts.



   401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities,


   408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

   408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

   (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

   (ii) are not married filing separately.

   Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

   408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.


   457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.


   Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product ("Portfolio Director"), a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

   Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account

Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

   Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from 0.21% to 0.85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director.


   Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, prior to May 26, 2006, 68 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 31 of which invest in other mutual fund portfolios. Beginning May 30, 2006, 61 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 13 of which invest in other mutual fund portfolios. Three fixed investment options are also available.


   Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

--------------------------------------------------------------------------------
                               PURCHASE UNIT VALUE
--------------------------------------------------------------------------------


    Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

      Gross Investment Rate
  =   (EQUALS)
      The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
  /   (DIVIDED BY)
      The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

      Net Investment Rate
  =   (EQUALS)
      Gross Investment Rate (calculated in Step 1)
  -   (MINUS)
      Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

      Purchase Unit Value for that day.
  =   (EQUALS)
      Purchase Unit Value for immediate preceding day.
  x   (MULTIPLIED BY)
      Net Investment Rate (as calculated in Step 2) plus 1.00.

   The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

  1. Purchase Unit value, beginning of period....................  $ 1.800000
  2. Value of Fund share, beginning of period....................   21.200000
  3. Change in value of Fund share...............................     .500000
  4. Gross investment return (3)/(2).............................     .023585
  5. Daily separate account fee..................................  $  .000027
                                                                   ----------
  6. Net investment return (4) -- (5)............................     .023558
                                                                   ----------
  7. Net investment factor 1.000000+(6)..........................  $ 1.023558
                                                                   ----------
  8. Purchase Unit value, end of period (1)x(7)..................  $ 1.842404
                                                                   ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

  1. First Periodic Purchase Payment.............................  $   100.00
  2. Purchase Unit value on effective date of purchase (see        $ 1.800000
  example above).................................................
  3. Number of Purchase Units purchased (1)/(2)..................      55.556
  4. Purchase Unit value for valuation date following purchase
  (See example above)............................................  $ 1.842404
                                                                   ----------
  5. Value of Purchase Units in account for valuation date
  following purchase (3)x(4).....................................  $   102.36
                                                                   ----------

--------------------------------------------------------------------------------
                                 PAYOUT PAYMENTS
--------------------------------------------------------------------------------

ASSUMED INVESTMENT RATE

   The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum (3% for GTS-VA Contracts sold in connection with section 403(b) plans). However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% (or 3%) rate described in the Prospectus. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

   The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

   The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Progressive Annuity Tables for GUP Contracts. GTS-VA Contracts use the 1949 male annuity mortality tables at 3% for Contracts sold in connection with section 403(b) plans and the Progressive Annuity Table (assuming all births in 1915) at 3 1/2% for all other Contracts.

   The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

   In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Units on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the Assumed Investment Rate referred to above. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate and a factor of .999906 is applied to Contracts containing a 3.5% Assumed Investment Rate. (Calculation of the net investment factor is discussed in the Prospectus under "Purchase Period -- Purchase Unit Value.") This is true for all annuity options except the sixth payout option described in the Prospectus (see "Payout Period"). Under the sixth payout option, the amount of subsequent payments remains fixed, but the number of payments varies with the experience of Divisions 10A and 10B for GUP and GTS-VA, respectively.

   Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

   Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

   The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.)

   The calculation of the Payout Unit value for any period is determined by multiplying the Payout Unit value for the immediately preceding period by the net investment factor for the date for which the Payout Unit value is being calculated. (The net investment factor used is the net investment factor used to calculate the Purchase Unit value described in the Prospectus under "Purchase Period.") In order to avoid the crediting of "double interest," the result is then multiplied by a factor to neutralize the Assumed Investment Rate built into the annuity table contained in the Contract. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate, and a factor of ..999906 is applied to Contracts containing a 3 1/2% rate.

   The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     1. Payout Unit value, beginning of period............  $1.000000
     2. Net investment factor for period..................   1.019991
     3. Daily adjustment for 3.5% Assumed Investment Rate.    .999906
     4. (2)x(3)...........................................   1.019895
     5. Payout Unit value, end of period (1)x(4)..........  $1.019895

                         ILLUSTRATION OF PAYOUT PAYMENTS

Any Annuitant age 65, Life Annuity with 120 Payments Certain

     1. Number of Purchase Units at Payout Date...........    10,000.00
     2. Purchase Unit value...............................   $ 1.000000
     3. Purchase Value of Contract (1)x(2)................   $10,000.00
     4. First monthly annuity payment per $1,000 of
    Accumulation Value....................................   $     5.63
     5. First monthly annuity payment (3)x(4)/1,000.......   $    56.30
     6. Payout Unit value.................................   $ 1.000000
     7. Number of Payout Units (5)/(6)....................        56.30
     8. Assume Payout Unit value for second month equal to   $  .997000
     9. Second monthly Payout Payment (7)x(8).............   $    56.13
    10. Assume Payout Unit value for third month equal to.   $  .980000
    11. Third monthly Payout Payment (7)x(10).............   $    55.17

--------------------------------------------------------------------------------
                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

   The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


   The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers (the "NASD"). The principal underwriter for the VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of the NASD.


   The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


   Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2003, 2004 and 2005 were $172,894, $164,275 and 157,417 respectively. The
Distributor retained $0 in commission for those same years.


--------------------------------------------------------------------------------
                                     EXPERTS
--------------------------------------------------------------------------------

   The consolidated financial statements of The Variable Annuity Insurance Company as of December 31, 2005 and 2004 (restated) and for the three years then ended December 31, 2005 and the financial statements of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2005 and 2004 and for the two years then ended December 31, 2005, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.



   The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
                        COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

   Divisions 10A and 10B are the only Divisions available under the Contracts described in the prospectus.

   You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                            Page
                                                                                                         Number (s)
                                                   -                                                     ----------

Report of Independent Registered Public Accounting Firm.................................................     1

Consolidated Balance Sheet - December 31, 2005 and 2004.................................................  2 to 3

Consolidated Statement of Income and Comprehensive Income - Years Ended December 31, 2005, 2004 and 2003  4 to 5

Consolidated Statement of Cash Flows - Years Ended December 31, 2005, 2004 and 2003.....................  6 to 7

Notes to Consolidated Financial Statements..............................................................  8 to 33

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2005 and 2004 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2006

                                                                                                     December 31, December 31,
                                                                                                         2005         2004
                                                                                                     ------------ ------------
                                                                                                           (In millions)
ASSETS
Investments and cash
   Cash.............................................................................................   $    56      $    51
   Short-term investments...........................................................................        34           56
   Bonds, notes and redeemable preferred stocks.....................................................
       Available for sale, at fair value (amortized cost: December 2005, $28,575 December 2004,
         $28,644)...................................................................................    29,200       30,034
       Trading securities, at fair value (cost: December 2005, $148; December 2004, $9).............       148           12
   Common stocks and non-redeemable preferred stocks:
       Available for sale, at fair value (cost: December 2005, $20; December 2004, $24).............        49           48
       Trading securities, at fair value (cost: December 2005, $1; December 2004, $2)...............         1            6
   Separate account seed money (cost: December 2005, $64; December 2004, $39).......................        67           41
   Mortgage loans...................................................................................     2,542        2,344
   Policy loans.....................................................................................       967          924
   Partnerships and other invested assets...........................................................     1,401          844
   Securities lending collateral....................................................................     9,743        9,286
                                                                                                       -------      -------
   Total investments and cash.......................................................................    44,208       43,646
   Variable annuity assets held in separate accounts................................................    24,116       22,401
   Accrued investment income........................................................................       423          421
   Deferred acquisition costs.......................................................................     1,759        1,485
   Income taxes currently receivable................................................................        --           16
   Receivable from brokers..........................................................................        15           29
   Other assets.....................................................................................        82           89
                                                                                                       -------      -------
   TOTAL ASSETS.....................................................................................   $70,603      $68,087
                                                                                                       =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                                          December 31, December 31,
                                                              2005         2004
                                                          ------------ ------------
                                                                (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities
   Reserves for fixed annuity contracts..................   $30,502      $30,091
   Income taxes currently payable........................         7           --
   Securities lending payable............................     9,743        9,286
   Payable to brokers....................................        44           20
   Other liabilities.....................................       308          275
                                                            -------      -------
   Total reserves, payables and accrued liabilities......    40,604       39,672
Variable annuity liabilities related to separate accounts    24,116       22,401
Deferred income taxes....................................       888        1,014
                                                            -------      -------
   Total liabilities.....................................    65,608       63,087
                                                            -------      -------
Shareholder's equity
   Common stock..........................................         4            4
   Additional paid-in capital............................     1,613        1,607
   Retained earnings.....................................     3,038        2,704
   Accumulated other comprehensive income................       340          685
                                                            -------      -------
   Total shareholder's equity............................     4,995        5,000
                                                            -------      -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY...............   $70,603      $68,087
                                                            =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                            Years Ended December 31,
                                                            ----------------------
                                                             2005      2004    2003
                                                            ------    ------  ------
                                                                (In millions)
REVENUES
   Investment income....................................... $2,219    $2,151  $1,937
   Fee income
       Variable annuity fees...............................    285       260     214
       Other fee income....................................     67        53      37
   Net realized investment gains (losses)..................    (37)        3      15
                                                            ------    ------  ------
   Total revenues..........................................  2,534     2,467   2,203
                                                            ------    ------  ------
BENEFITS AND EXPENSES
   Interest credited to fixed annuity contracts............  1,137     1,122   1,154
   General and administrative expenses, net of deferrals...    144       143     129
   Amortization of deferred acquisition costs..............     93        67      44
   Annual commissions, net of deferrals....................     82        82      72
   Guaranteed minimum death benefits.......................      5         7       8
                                                            ------    ------  ------
   Total benefits and expenses.............................  1,461     1,421   1,407
                                                            ------    ------  ------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE  1,073     1,046     796
Income tax expense.........................................    339       344     258
                                                            ------    ------  ------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE.......    734       702     538
Cumulative effect of accounting change, net of tax.........     --        (1)     --
                                                            ------    ------  ------
NET INCOME................................................. $  734    $  701  $  538
                                                            ======    ======  ======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                                                       Years Ended December 31,
                                                                                       -----------------------
                                                                                        2005    2004     2003
                                                                                        -----   ----    -----
                                                                                          (In millions)
OTHER COMPREHENSIVE INCOME
   Net unrealized gains (losses) on invested assets arising during the current period. $(791)   $210    $ 332
   Reclassification adjustment for net realized losses included in net income.........    59       3      131
   Adjustment to deferred acquisition costs...........................................   195     (41)     (87)
   Income tax benefit (expense).......................................................   192     (61)    (134)
                                                                                        -----    ----   -----
OTHER COMPREHENSIVE (LOSS) INCOME.....................................................  (345)    111      242
                                                                                        -----    ----   -----
COMPREHENSIVE INCOME.................................................................. $ 389    $812    $ 780
                                                                                        =====    ====   =====

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                       Years Ended December 31,
                                                                                     ----------------------------
                                                                                       2005      2004      2003
                                                                                     --------  --------  --------
                                                                                             (In millions)
                                                                                     ----------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income....................................................................... $    734  $    701  $    538
   Adjustments to reconcile net income to net cash provided by operating activities.
          Cumulative effect of accounting change, net of tax........................       --         1        --
          Interest credited to fixed annuity contracts..............................    1,137     1,122     1,154
          Net realized investment (gains) losses....................................       37        (3)      (15)
          Equity in income of partnerships and other invested assets................      (66)      (87)      (44)
          Amortization of premium and discount on securities........................      (53)      (47)       40
          Provision for deferred income taxes.......................................       67       135        23
   Changes in:
       Trading securities at fair value.............................................     (133)       51       (69)
       Accrued investment income....................................................       (2)       (8)      (21)
       Deferred acquisition costs...................................................      (79)     (108)     (129)
       Income taxes currently receivable/payable....................................       23       (37)       (5)
       Other liabilities............................................................       28         9        51
   Other, net.......................................................................       10       (18)       (2)
                                                                                     --------  --------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES...........................................    1,703     1,711     1,521
                                                                                     --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases and issuances of:
       Bonds, notes and redeemable preferred stocks available for sale..............  (19,969)  (20,644)  (24,396)
       Mortgage loans...............................................................     (530)     (511)     (351)
       Other investments, excluding short-term investments..........................   (2,034)   (1,942)   (1,994)
   Sales of:
       Bonds, notes and redeemable preferred stocks available for sale..............   18,936    18,033    20,992
       Other investments, excluding short-term investments..........................    1,543     1,958     1,894
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred stocks available for sale..............    1,126     1,175       923
       Mortgage loans...............................................................      334       186       155
   Change in short-term investments.................................................       22        54        47
   Change in securities lending collateral..........................................     (457)   (4,835)   (1,235)
                                                                                     --------  --------  --------
NET CASH USED IN INVESTING ACTIVITIES...............................................   (1,029)   (6,526)   (3,965)
                                                                                     --------  --------  --------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                       Years Ended December 31,
                                                                      -------------------------
                                                                        2005     2004     2003
                                                                      -------  -------  -------
                                                                            (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
   Deposits on fixed annuity contracts............................... $ 2,602  $ 2,753  $ 2,775
   Net exchanges to the fixed accounts of variable annuity contracts.     251      238      312
   Withdrawal payments on fixed annuity contracts....................  (3,407)  (2,502)  (1,970)
   Claims and annuity payments on fixed annuity contracts............    (172)    (164)    (155)
   Change in securities lending payable..............................     457    4,835    1,235
   Cash capital contributions from Parent............................      --       60      223
   Dividends paid to Parent..........................................    (400)    (360)      --
                                                                      -------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES..................    (669)   4,860    2,420
                                                                      -------  -------  -------
NET INCREASE (DECREASE) IN CASH......................................       5       45      (24)
CASH AT BEGINNING OF PERIOD..........................................      51        6       30
                                                                      -------  -------  -------
CASH AT END OF PERIOD................................................ $    56  $    51  $     6
                                                                      =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid................................................. $   243  $   244  $   240
                                                                      =======  =======  =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions which affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate fair value. Changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms affecting cash flows or exchanges under the contract that have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments, among other factors. If there is a decline in a security's value, a determination is made as to whether that decline is temporary or other-than-temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than-temporary, the Company writes the investment down to fair value and records a realized loss in the consolidated statement of income and comprehensive income.

   Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

   Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at fair value.

   Partnerships in which the Company holds less than a five percent interest are reported at fair value. The change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within payable to brokers. At December 31, 2005 and 2004, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $9.52 billion and $9.09 billion as of December 31, 2005 and 2004, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivatives at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest or currency rates on certain investment securities. Financial instruments used by the Company for such purposes include interest rate

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. As a result, changes in the fair value of derivatives are reported in realized investment gains and losses.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.5% in 2005, 2004 and 2003. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

   The Company reviews the carrying value of DAC and CIP on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC assumptions, referred to herein as a DAC unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

   The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statement of income and comprehensive income.

   GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the
   GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. GMDB-related variable annuity contractholder benefits were $8.2 million for the year ended December 31, 2003. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the consolidated statement of income and comprehensive income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments ("SFAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Reserves for fixed annuity contracts are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

   FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

   INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

   RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance.

   In December 2003, the FASB issued a Revision to Interpretation No. 46 ("FIN 46R"). The provisions of FIN 46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN 46R that were created before February 1, 2003, the assets, liabilities and non-controlling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. The adoption of FIN 46R did not have a significant impact on the Company's consolidated results of operations or financial condition.

   In March 2005, the FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a VIE or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The adoption of FSP FIN46R-5 did not have a material effect on the consolidated financial condition or results of operations of the Company.

   In July 2003, the AICPA issued SOP 03-1. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY contracts and modify certain disclosures and financial statement presentations for these products (see Note 7). The Company reported a one-time cumulative accounting charge upon adoption of $1.4 million, net of tax, to reflect the guaranteed minimum death benefit liability as of January 1, 2004.

   SOP 03-1 also requires that variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The adoption of SOP 03-1 did not have a material impact on the Company's separate accounts or separate account seed money.

   At the March 2004 meeting, the Emerging Issue Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB had resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, re-titled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the consolidated financial condition or results of operations of the Company.

   In December 2004, the FASB issued Statement No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FASB Statement
   No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board ("APB 25") Opinion No. 25, "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. The impact of adopting FAS 123R is not expected to be material to the consolidated financial position or results of operations of AIG or the Company.

   On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless it is impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The impact of implementing this guidance as of January 1, 2006 is not expected to be material to the consolidated financial position or results of operations of the Company.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The impact of implementing this guidance as of January 1, 2006 is not expected to be material to the consolidated financial position or results of operations of the Company.

   In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Financial Accounting Statement ("FAS") No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is evaluating the provisions of SOP 05-1. Based on current practices, management believes the adoption of SOP 05-1 will not have a material impact on the consolidated financial position, results of operations or cash flows of the Company.

   On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"), an amendment of SFAS 140 and SFAS 133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted. The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

3. INVESTMENTS

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                   Amortized Estimated
                                                     Cost    Fair Value
                                                   --------- ----------
                                                      (In millions)
        At December 31, 2005:
        Securities of the United States government  $    36   $    36
        Securities of foreign governments.........      332       354
        Corporate bonds and notes.................   15,073    15,581
        Mortgage-backed securities................    9,751     9,749
        Other debt securities.....................    3,014     3,109
        Affiliated securities.....................      357       351
        Redeemable preferred stocks...............       12        20
                                                    -------   -------
           Total..................................  $28,575   $29,200
                                                    =======   =======
        At December 31, 2004:
        Securities of the United States government  $    57   $    58
        Securities of foreign governments.........      103       112
        Corporate bonds and notes.................   15,194    16,218
        Mortgage-backed securities................    9,957    10,151
        Other debt securities.....................    3,068     3,216
        Affiliated securities.....................      255       264
        Redeemable preferred stocks...............       10        15
                                                    -------   -------
           Total..................................  $28,644   $30,034
                                                    =======   =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2005, follow:

                                                 Amortized Estimated
                                                   Cost    Fair Value
                                                 --------- ----------
                                                    (In millions)
          Due in one year or less...............  $   592   $   598
          Due after one year through five years.    2,569     2,690
          Due after five years through ten years    9,386     9,595
          Due after ten years...................    6,277     6,568
          Mortgage-backed securities............    9,751     9,749
                                                  -------   -------
             Total..............................  $28,575   $29,200
                                                  =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

   Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                       Gross      Gross
                                                     Unrealized Unrealized
                                                       Gains      Losses
                                                     ---------- ----------
                                                         (In millions)
      At December 31, 2005:
      Securities of the United States Government....    $ --      $  --
      Securities of foreign governments.............      26         (4)
      Corporate bonds and notes.....................     635       (127)
      Mortgage-backed securities....................      90        (92)
      Other debt securities.........................     119        (24)
      Affiliated securities.........................       3         (9)
      Redeemable preferred stocks...................       8         --
                                                        ----      -----
         Total fixed maturity securities............     881       (256)
         Common and non-redeemable preferred stocks.      30         (1)
         Separate account seed money................       3         --
                                                        ----      -----
             Total..................................    $914      $(257)
                                                        ====      =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                                       Gross      Gross
                                                     Unrealized Unrealized
                                                       Gains      Losses
                                                     ---------- ----------
                                                         (In millions)
      At December 31, 2004:
      Securities of the United States government....   $    1      $ --
      Securities of foreign governments.............        9        --
      Corporate bonds and notes.....................    1,066       (42)
      Mortgage-backed securities....................      222       (28)
      Other debt securities.........................      172       (24)
      Affiliated securities.........................        9        --
      Redeemable preferred stocks...................        6        (1)
                                                       ------      ----
         Total fixed maturity securities............    1,485       (95)
         Common and non-redeemable preferred stocks.       24        --
         Separate account seed money................        2        --
                                                       ------      ----
         Total......................................   $1,511      $(95)
                                                       ======      ====

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                           12 Months or Less  More than 12 Months       Total
(In millions)              -----------------  ------------------  -----------------
                            Fair   Unrealized Fair    Unrealized   Fair   Unrealized
                            Value    Losses   Value     Losses     Value    Losses
                           ------- ---------- ------  ----------  ------- ----------
At December 31, 2005:
Corporate bonds and notes. $ 3,631   $ (97)   $  487     $(30)    $ 4,118   $(127)
Mortgage-backed securities   6,139     (89)      111       (3)      6,250     (92)
Other debt securities.....     717     (21)      101       (7)        818     (28)
Affiliated securities.....     202      (9)       --       --         202      (9)
                           -------   -----    ------     ----     -------   -----
   Total.................. $10,689   $(216)   $  699     $(40)    $11,388   $(256)
                           =======   =====    ======     ====     =======   =====
At December 31, 2004:
Corporate bonds and notes. $   834   $ (17)   $  584     $(25)    $ 1,418   $ (42)
Mortgage-backed securities   2,346     (22)      421       (6)      2,767     (28)
Other debt securities.....     210      (3)      183      (22)        393     (25)
                           -------   -----    ------     ----     -------   -----
   Total.................. $ 3,390   $ (42)   $1,188     $(53)    $ 4,578   $ (95)
                           =======   =====    ======     ====     =======   =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005 and 2004, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

   Gross realized investment gains and losses were as follows:

                                                                    Years Ended
                                                                    December 31,
                                                                -------------------
                                                                 2005   2004   2003
                                                                -----  -----  -----
                                                                   (In millions)
Bonds, notes and redeemable preferred stocks available for sale
   Realized gains.............................................. $ 139  $ 203  $ 355
   Realized losses.............................................  (152)  (139)  (160)

Mortgage loans
   Realized gains..............................................     1     --     --

Common and non-redeemable preferred stocks
   Realized gains..............................................    28     14      1
   Realized losses.............................................    --     (2)    --

Partnerships
   Realized gains..............................................     2     --     --
   Realized losses.............................................    (2)    --     --

Derivatives
   Realized gains..............................................    28      1     --
   Realized losses.............................................   (21)   (23)   (36)

Impairment writedowns..........................................   (60)   (51)  (145)
                                                                -----  -----  -----
Total net realized investment gains(losses).................... $ (37) $   3  $  15
                                                                =====  =====  =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The sources and related amounts of investment income were as follows:

                                                         Years Ended December 31,
                                                         ----------------------
                                                          2005     2004    2003
                                                         ------   ------  ------
                                                              (In millions)
Bonds, notes and redeemable preferred stocks,
  non-affiliated........................................ $1,848   $1,813  $1,670
Bonds, notes and redeemable preferred stocks, affiliated     14       17       6
Mortgage loans..........................................    195      159     153
Common stocks...........................................      1        6      10
Partnerships............................................     89       96      52
Other invested assets...................................     62       58      53
Short-term investments..................................     23       14       9
Less: investment expenses...............................    (13)     (12)    (16)
                                                         ------   ------  ------
   Total investment income.............................. $2,219   $2,151  $1,937
                                                         ======   ======  ======

   At December 31, 2005, the Company's investments included three investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and two of the issuing entities were U.S. government agencies.

   At December 31, 2005, bonds, notes and redeemable preferred stocks included $2.41 billion of bonds rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 18% in utilities, 16% in consumer noncyclical, 12% in communications, 11% in financial, 11% in basic industrial and 11% in consumer cyclical. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2005, mortgage loans were collateralized by properties located in 30 states and Washington D.C., with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in California and 13% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2005, the type of property collateralizing the mortgage loan portfolio was approximately 39% office, 30% retail, 12% industrial and 19% residential and other types.

   At December 31, 2005, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $87.1 million.

   At December 31, 2005, $2.2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS


   Interest rate and currency swap agreements related to investment securities were as follows:

                                          December 31, December 31,
                                              2005         2004
                                          ------------ ------------
                                                (In millions)
            Interest rate swap agreements
               Notional amount...........     $ 33         $ 43
               Fair value................       (1)          --
            Currency swap agreements
               Notional amount...........      301          166
               Fair value................      (25)         (23)

   The Company recorded the following in net realized investment gains (losses) in the statement of income and comprehensive income:

                                                                         Years Ended
                                                                         December 31,
                                                                       ---------------
                                                                       2005 2004  2003
                                                                       ---- ----  ----
                                                                        (In millions)
Net change in fair value of interest rate and currency swap agreements $(3) $(15) $(34)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

   MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

   The estimated fair values of the Company's financial instruments at December 31, 2005 and 2004, compared with their respective carrying values, are as follows:

                                                               Carrying  Fair
                                                                Value    Value
                                                               -------- -------
                                                                (In millions)
 December 31, 2005:

 ASSETS
    Cash and short-term investments........................... $    90  $    90
    Bonds, notes and redeemable preferred stocks..............  29,348   29,348
    Mortgage loans............................................   2,542    2,671
    Policy loans..............................................     967      964
    Separate account seed money...............................      67       67
    Common and non-redeemable preferred stocks................      50       50
    Partnerships and other invested assets....................   1,401    1,401
    Securities lending collateral.............................   9,743    9,743
    Variable annuity assets held in separate accounts.........  24,116   24,116
 LIABILITIES
    Reserves for fixed annuity contracts......................  30,502   28,590
    Derivative liabilities....................................      31       31
    Securities lending payable................................   9,743    9,743
    Variable annuity liabilities related to separate accounts.  24,116   24,116

 December 31, 2004:

 ASSETS
    Cash and short-term investments........................... $   107  $   107
    Bonds, notes and redeemable preferred stocks..............  30,046   30,046
    Mortgage loans............................................   2,344    2,475
    Policy loans..............................................     924      918
    Separate account seed money...............................      41       41
    Common and non-redeemable preferred stocks................      54       54
    Partnerships and other invested assets....................     844      844
    Securities lending collateral.............................   9,286    9,286
    Variable annuity assets held in separate accounts.........  22,401   22,401
 LIABILITIES
    Reserves for fixed annuity contracts......................  30,091   27,400
    Derivative liabilities....................................      23       23
    Securities lending payable................................   9,286    9,286
    Variable annuity liabilities related to separate accounts.  22,401   22,401

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6. DAC

   Activity in DAC was as follows:

                                                               Years Ended December 31,
                                                               ----------------------
                                                                2005     2004    2003
                                                               ------   ------  ------
                                                                    (In millions)
Balance at January 1.......................................... $1,485   $1,418  $1,378
Deferrals.....................................................    172      175     172
Amortization related to operations............................   (104)     (63)    (33)
Amortization related to net realized investment (gains) losses     11       (4)    (12)
Effect of net unrealized (gains) losses on securities.........    195      (41)    (87)
                                                               ------   ------  ------
Balance at December 31........................................ $1,759   $1,485  $1,418
                                                               ======   ======  ======

   The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates annually. In 2005, DAC amortization was increased by $3.1 million to reflect a higher lapse rate on a specialty block of business due to the termination of a marketing arrangement.

7. RESERVES FOR GUARANTEED BENEFITS

   Details concerning the Company's exposure related to guaranteed minimum death benefits, for return of net deposits plus a minimum return were as follows:

                                                         December 31,
                                                     ---------------------
                                                       2005       2004
                                                      -------    -------
                                                     (Dollars in millions)
            Account value........................... $44,020    $42,478
            Net amount at risk (a)..................   1,667      2,033
            Average attained age of contract holders      54         54
            Range of guaranteed minimum return rates   2%-3%      2%-3%

(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. RESERVES FOR GUARANTEED BENEFITS (Continued)


   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                 2005   2004
                                                 ----  ----
                                                 (In millions)
                    Balance at January 1........ $ 3   $ 2(b)
                    Guaranteed benefits incurred   3     7
                    Guaranteed benefits paid....  (5)   (6)
                                                 ---   ---
                    Balance at December 31...... $ 1   $ 3
                                                 ===   ===

(b)Reflects the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 70% of the 1983a table.

  . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

  .   The discount rate was 3% to 7% with an average of 6%.

8. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2005, the Company had unfunded investment commitments totaling $573.8 million, of which $485.5 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so. The remaining unfunded commitments include $88.3 million associated with investments in mortgage loans and have a commitment period which expires within a year.

   The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $65 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 27, 2006, but may be extended by agreement of the parties. The Company receives annual facility fees of 0.04% on its commitment and a 0.05% utilization fee on aggregate outstanding loan balances that equal

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

   or exceed 50% of the aggregate commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2005 or 2004.

   On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with accounting, financial reporting and insurance brokerage practices, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable annuities. The Company expects permanent permission to be forth-coming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that this permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2005 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $2.2 million represents the Company's best estimate of its liability, this estimate may change in the future.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. COMMITMENTS AND CONTINGENT LIABILITIES (Continued)


   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

9. SHAREHOLDER'S EQUITY

   The Company is authorized to issue 5,000,000 shares of its $1 par value common stock. At December 31, 2005 and 2004, 3,575,000 shares were issued and outstanding. The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

   Changes in shareholder's equity were as follows:

                                              Years Ended December 31,
                                              ----------------------
                                               2005      2004    2003
                                              ------    ------  ------
                                                  (In millions)
            ADDITIONAL PAID-IN CAPITAL
            Beginning balances............... $1,607    $1,547  $1,324
            Capital contributions from Parent      6        60     223
                                              ------    ------  ------
               Ending balances............... $1,613    $1,607  $1,547
                                              ======    ======  ======
            RETAINED EARNINGS
            Beginning balances............... $2,704    $2,363  $1,825
            Net income.......................    734       701     538
            Dividends paid to Parent.........   (400)     (360)     --
                                              ------    ------  ------
               Ending balances............... $3,038    $2,704  $2,363
                                              ======    ======  ======
            ACCUMULATED OTHER COMPREHENSIVE
            INCOME (LOSS)
            Beginning balances............... $  685    $  574  $  332
            Other comprehensive income (loss)   (345)      111     242
                                              ------    ------  ------
               Ending balances............... $  340    $  685  $  574
                                              ======    ======  ======

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                          2005   2004    2003
                                                         -----  ------  ------
                                                             (In millions)
 Fixed maturity and equity securities available for sale
    Gross unrealized gains.............................. $ 914  $1,511  $1,450
    Gross unrealized losses.............................  (257)    (95)   (238)
 Net unrealized gains (losses) on other invested assets.    33       6      (4)
 Adjustments to DAC.....................................  (158)   (353)   (312)
 Deferred federal income taxes..........................  (192)   (384)   (322)
                                                         -----  ------  ------
    Accumulated other comprehensive income.............. $ 340  $  685  $  574
                                                         =====  ======  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2006 without obtaining the prior approval of the Insurance Commissioner is $745.1 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2005, 2004 and 2003 totaled $726.3 million, $644.7 million, and $462.2 million, respectively. The Company's statutory capital and surplus totaled $2.90 billion at December 31, 2005 and $2.68 billion at December 31, 2004.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.INCOME TAXES

   The components of the provisions for income taxes on pretax income consist of the following:

                                             Net Realized
                                              Investment
                                                Gains
                                               (Losses)   Operations Total
                                             ------------ ---------- -----
                                                     (In millions)
      Year ended December 31, 2005:
      Currently payable.....................     $(12)       $284    $272
      Deferred..............................       --          67      67
                                                 ----        ----    ----
         Total income tax expense (benefit).     $(12)       $351    $339
                                                 ----        ----    ----
      Year ended December 31, 2004:
      Currently payable.....................     $(32)       $241    $209
      Deferred..............................       28         107     135
                                                 ----        ----    ----
         Total income tax expense (benefit).     $ (4)       $348    $344
                                                 ----        ----    ----
      Year ended December 31, 2003:
      Currently payable.....................     $ 49        $186    $235
      Deferred..............................      (47)         70      23
                                                 ----        ----    ----
         Total income tax expense (benefit).     $  2        $256    $258
                                                 ====        ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                         Years Ended December 31,
                                                         -----------------------
                                                         2005     2004    2003
                                                         ----     ----    ----
                                                           (In millions)
      Amount computed at statutory rate................. $375     $366    $279
      Increases (decreases) resulting from:
         State income taxes, net of federal tax benefit.    7        6       5
         Dividends-received deduction...................  (25)     (18)    (17)
         Tax credits....................................   (7)      (7)     (7)
         Other, net.....................................  (11)      (3)     (2)
                                                          ----     ----    ----
         Total income tax expense....................... $339     $344    $258
                                                          ====     ====    ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               December 31, December 31,
                                                   2005         2004
                                               ------------ ------------
                                                     (In millions)
       DEFERRED TAX LIABILITIES
          DAC.................................     $611        $  515
          Investments - basis differential....      108            47
          Net unrealized gains on investments.      242           491
          Other...............................       12            48
                                                   ----        ------
          Total deferred tax liabilities......      973         1,101
                                                   ----        ------
       DEFERRED TAX ASSETS
          Reserves for annuity contracts......      (85)          (87)
                                                   ----        ------
          Total deferred tax assets...........      (85)          (87)
                                                   ----        ------
          Liability for deferred income taxes.     $888        $1,014
                                                   ====        ======

11.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $52.0 million, $57.4 million, and $47.9 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $9.8 million, $9.8 million, and $11.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   During the years ended December 31, 2005, 2004 and 2003, the Company paid $14.3 million, $9.6 million, $5.8 million, respectively, to an affiliate to administer the Company's securities lending program (see Note 2).

   Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2005, 2004 and 2003 totaled $7.8 million, $7.5 million, and $6.8 million, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   On December 7, 2005 the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company at a cost of $132.4 million. The Company recognized interest income on the Notes of $0.4 million during 2005. Other affiliates of the Company are also holders of the same class of securities.

   On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 23, 2003, the Company purchased 25% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 29, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 25, 2001, the Company invested $41.0 million in an adjustable rate senior promissory note due September 25, 2006, issued by AGC. The Company recognized interest income on the note of $1.6 million, 0.8 million, and $0.8 million during 2005, 2004 and 2003, respectively.

   On December 31, 1984, the Company entered into a $49.0 million note purchase agreement with American General Corporation ("AGC"), its then-ultimate parent. Under the agreement, AGC issued an adjustable rate promissory note in exchange for the Company's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note was due in 20 equal installment payments commencing December 29, 1985 and matured on December 29, 2004. Principal payments of $2.4 million were received on December 29, 2004 and 2003. The Company recognized $0.1

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY million and $0.2 million of interest income on the note during 2004 and 2003, respectively.

   The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

12.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

   The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2005.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                                 Annual Report
                               December 31, 2005

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1
Statements of Net Assets and Operations....................................  2
Schedule of Portfolio Investments.......................................... 14
Statements of Changes in Net Assets........................................ 16
Notes to Financial Statements.............................................. 43

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

   In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 6, 2002, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

April 5, 2006

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                             VALIC Company I      VALIC Company I    VALIC Company I VALIC Company I
                                           Capital Conservation Capital Conservation Money Market I  Money Market I
                                                   Fund                 Fund              Fund            Fund
                                                Division 1           Division 7        Division 2      Division 6
                                           -------------------- -------------------- --------------- ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................     $  3,471,189       $   110,121,761     $  1,778,832   $    322,034,600
   Balance Due From (To) VALIC General
     Account, Net.........................              100               124,160             (449)         5,168,692
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............             (827)               38,666               49          8,745,919
                                               ------------       ---------------     ------------   ----------------
Net Assets & Liabilities..................     $  3,470,462       $   110,284,587     $  1,778,432   $    335,949,211
                                               ============       ===============     ============   ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........     $  3,470,462       $   110,229,384     $  1,778,432   $    335,923,247
   Reserves For Annuity Contracts On
     Benefit..............................               --                55,203               --             25,964
                                               ------------       ---------------     ------------   ----------------
Total Contract Owner Reserves.............        3,470,462           110,284,587        1,778,432        335,949,211
   Capital Surplus........................               --                    --               --                 --
                                               ------------       ---------------     ------------   ----------------
Total Contract Owner Reserves and Capital
  Surplus.................................     $  3,470,462       $   110,284,587     $  1,778,432   $    335,949,211
                                               ============       ===============     ============   ================
Net Assets Attributable To:
   Accumulation Units Outstanding.........     $  3,470,462       $   110,229,384     $  1,778,432   $    335,923,247
   Contracts in Payout (Annuitization)
     Period...............................               --                55,203               --             25,964
   Funds Retained in Separate Account A
     by VALIC.............................               --                    --               --                 --
                                               ------------       ---------------     ------------   ----------------
Total Net Assets..........................     $  3,470,462       $   110,284,587     $  1,778,432   $    335,949,211
                                               ============       ===============     ============   ================
Total Units Outstanding...................      710,459.277        40,013,283.077      636,513.426    168,376,339.050
                                               ============       ===============     ============   ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............     $    154,403       $     3,675,600     $     49,956   $      8,999,472
Expenses:
   Mortality And Expense Risk Charge......           36,512               838,252           18,597          3,123,636
   Reimbursements Of Expenses.............               --                    --               --                 --
                                               ------------       ---------------     ------------   ----------------
Net Investment Income (Loss)                   $    117,891       $     2,837,348     $     31,359   $      5,875,836
                                               ------------       ---------------     ------------   ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................     $     13,215       $        12,514     $         --   $             --
   Realized Gain Distributions From
     Mutual Funds.........................               --                    --               --                 --
                                               ------------       ---------------     ------------   ----------------
Net Realized Gains (Losses)...............           13,215                12,514               --                 --
                                               ------------       ---------------     ------------   ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........         (104,070)           (2,158,503)              --                 --
                                               ------------       ---------------     ------------   ----------------
Increase (Decrease) In Net Assets From
  Operations..............................     $     27,036       $       691,359     $     31,359   $      5,875,836
                                               ============       ===============     ============   ================

                                           VALIC Company I  VALIC Company I     VALIC Company I
                                            Mid Cap Index   Asset Allocation Government Securities
                                                Fund              Fund               Fund
                                             Division 4        Division 5         Division 8
                                           ---------------- ---------------- ---------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $  2,171,513,549 $   171,347,057     $   113,302,367
   Balance Due From (To) VALIC General
     Account, Net.........................          449,459         (62,961)           (128,422)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............       16,207,455         157,346             312,926
                                           ---------------- ---------------     ---------------
Net Assets & Liabilities.................. $  2,188,170,463 $   171,441,442     $   113,486,871
                                           ================ ===============     ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $  2,186,993,748 $   171,212,787     $   113,245,967
   Reserves For Annuity Contracts On
     Benefit..............................        1,176,715         228,655             240,904
                                           ---------------- ---------------     ---------------
Total Contract Owner Reserves.............    2,188,170,463     171,441,442         113,486,871
   Capital Surplus........................               --              --                  --
                                           ---------------- ---------------     ---------------
Total Contract Owner Reserves and Capital
  Surplus................................. $  2,188,170,463 $   171,441,442     $   113,486,871
                                           ================ ===============     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding......... $  2,186,993,748 $   171,212,787     $   113,245,967
   Contracts in Payout (Annuitization)
     Period...............................        1,176,715         228,655             240,904
   Funds Retained in Separate Account A
     by VALIC.............................               --              --                  --
                                           ---------------- ---------------     ---------------
Total Net Assets.......................... $  2,188,170,463 $   171,441,442     $   113,486,871
                                           ================ ===============     ===============
Total Units Outstanding...................  233,144,872.459  38,101,824.603      40,620,801.296
                                           ================ ===============     ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $     19,710,949 $     4,428,633     $     4,092,882
Expenses:
   Mortality And Expense Risk Charge......       18,633,557       1,789,152           1,158,403
   Reimbursements Of Expenses.............               --              --                  --
                                           ---------------- ---------------     ---------------
Net Investment Income (Loss)               $      1,077,392 $     2,639,481     $     2,934,479
                                           ---------------- ---------------     ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $     33,241,118 $       750,499     $    (1,470,638)
   Realized Gain Distributions From
     Mutual Funds.........................       79,874,521      10,284,712                  --
                                           ---------------- ---------------     ---------------
Net Realized Gains (Losses)...............      113,115,639      11,035,211          (1,470,638)
                                           ---------------- ---------------     ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........       96,070,711      (9,239,145)            441,879
                                           ---------------- ---------------     ---------------
Increase (Decrease) In Net Assets From
  Operations.............................. $    210,263,742 $     4,435,547     $     1,905,720
                                           ================ ===============     ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                           VALIC Company I  VALIC Company I  VALIC Company I  VALIC Company I
                                             Stock Index      Stock Index      Stock Index      Stock Index
                                                Fund             Fund             Fund             Fund
                                            Division 10A     Division 10B     Division 10C     Division 10D
                                           ---------------  --------------- ----------------  ---------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $   237,030,061   $ 19,796,918   $  4,169,913,619  $   26,033,798
   Balance Due From (To) VALIC General
     Account, Net.........................        (125,115)         3,920          1,090,463          (7,314)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............          41,050            237         26,330,733           4,439
                                           ---------------   ------------   ----------------  --------------
Net Assets & Liabilities.................. $   236,945,996   $ 19,801,075   $  4,197,334,815  $   26,030,923
                                           ===============   ============   ================  ==============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $   231,699,806   $ 19,336,803   $  4,193,177,957  $   25,894,772
   Reserves For Annuity Contracts On
     Benefit..............................       5,246,190        464,272          4,156,858         136,151
                                           ---------------   ------------   ----------------  --------------
Total Contract Owner Reserves.............     236,945,996     19,801,075      4,197,334,815      26,030,923
   Capital Surplus........................              --             --                 --              --
                                           ---------------   ------------   ----------------  --------------
Total Contract Owner Reserves and Capital
  Surplus................................. $   236,945,996   $ 19,801,075   $  4,197,334,815  $   26,030,923
                                           ===============   ============   ================  ==============
Net Assets Attributable To:
   Accumulation Units Outstanding......... $   231,699,806   $ 19,336,803   $  4,193,177,957  $   25,894,772
   Contracts in Payout (Annuitization)
     Period...............................       5,246,190        464,272          4,156,858         136,151
   Funds Retained in Separate Account A
     by VALIC.............................              --             --                 --              --
                                           ---------------   ------------   ----------------  --------------
Total Net Assets.......................... $   236,945,996   $ 19,801,075   $  4,197,334,815  $   26,030,923
                                           ===============   ============   ================  ==============
Total Units Outstanding...................  10,024,960.536    500,457.189    849,382,681.745   2,978,545.531
                                           ===============   ============   ================  ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $     3,644,714   $    311,392   $     60,234,382  $      409,489
Expenses:
   Mortality And Expense Risk Charge......       2,424,145         89,215         38,594,291         273,079
   Reimbursements Of Expenses.............              --             --                 --              --
                                           ---------------   ------------   ----------------  --------------
Net Investment Income (Loss).............. $     1,220,569   $    222,177   $     21,640,091  $      136,410
                                           ---------------   ------------   ----------------  --------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $     7,049,966   $    736,773   $     69,212,637  $      745,793
   Realized Gain Distributions From
     Mutual Funds.........................       4,894,087        408,407         85,605,506         536,695
                                           ---------------   ------------   ----------------  --------------
Net Realized Gains (Losses)...............      11,944,053      1,145,180        154,818,143       1,282,488
                                           ---------------   ------------   ----------------  --------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........      (5,074,268)      (552,507)       (34,392,638)       (533,216)
                                           ---------------   ------------   ----------------  --------------
Increase (Decrease) In Net Assets From
  Operations.............................. $     8,090,354   $    814,850   $    142,065,596  $      885,682
                                           ===============   ============   ================  ==============

                                              VALIC Company I     VALIC Company I      VALIC Company I
                                           International Equities Social Awareness  Int'l Government Bond
                                                    Fund                Fund                Fund
                                                Division 11         Division 12          Division 13
                                           ---------------------- ----------------  ---------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................    $    648,640,927    $    384,400,228     $   142,220,884
   Balance Due From (To) VALIC General
     Account, Net.........................           1,520,284            (232,397)             17,667
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............             151,382             736,733             140,411
                                              ----------------    ----------------     ---------------
Net Assets & Liabilities..................    $    650,312,593    $    384,904,564     $   142,378,962
                                              ================    ================     ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........    $    650,157,681    $    384,686,813     $   142,297,749
   Reserves For Annuity Contracts On
     Benefit..............................             154,912             217,751              81,213
                                              ----------------    ----------------     ---------------
Total Contract Owner Reserves.............         650,312,593         384,904,564         142,378,962
   Capital Surplus........................                  --                  --                  --
                                              ----------------    ----------------     ---------------
Total Contract Owner Reserves and Capital
  Surplus.................................    $    650,312,593    $    384,904,564     $   142,378,962
                                              ================    ================     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding.........    $    650,157,681    $    384,686,813     $   142,297,749
   Contracts in Payout (Annuitization)
     Period...............................             154,912             217,751              81,213
   Funds Retained in Separate Account A
     by VALIC.............................                  --                  --                  --
                                              ----------------    ----------------     ---------------
Total Net Assets..........................    $    650,312,593    $    384,904,564     $   142,378,962
                                              ================    ================     ===============
Total Units Outstanding...................     394,287,015.040     102,370,034.070      64,324,071.443
                                              ================    ================     ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............    $      9,419,261    $      4,636,436     $     5,853,227
Expenses:
   Mortality And Expense Risk Charge......           5,041,529           3,791,000           1,432,425
   Reimbursements Of Expenses.............                  --                  --                  --
                                              ----------------    ----------------     ---------------
Net Investment Income (Loss)..............    $      4,377,732    $        845,436     $     4,420,802
                                              ----------------    ----------------     ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................    $     28,547,158    $        624,380     $     2,015,953
   Realized Gain Distributions From
     Mutual Funds.........................                  --                  --          10,984,141
                                              ----------------    ----------------     ---------------
Net Realized Gains (Losses)...............          28,547,158             624,380          13,000,094
                                              ----------------    ----------------     ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........          58,940,631           9,649,605         (19,898,967)
                                              ----------------    ----------------     ---------------
Increase (Decrease) In Net Assets From
  Operations..............................    $     91,865,521    $     11,119,421     $    (2,478,071)
                                              ================    ================     ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                            VALIC Company I   VALIC Company I  VALIC Company I    VALIC Company I
                                            Small Cap Index     Core Equity    Growth & Income  Science & Technology
                                                 Fund              Fund             Fund                Fund
                                              Division 14       Division 15      Division 16        Division 17
                                           ----------------  ----------------  ---------------  --------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $    870,869,752  $    500,831,666  $   142,822,956    $  1,129,863,631
   Balance Due From (To) VALIC General
     Account, Net.........................          241,510          (218,383)        (101,236)           (882,316)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............        1,274,509         1,395,573          269,892           2,830,877
                                           ----------------  ----------------  ---------------    ----------------
Net Assets & Liabilities.................. $    872,385,771  $    502,008,856  $   142,991,612    $  1,131,812,192
                                           ================  ================  ===============    ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $    871,926,216  $    501,659,961  $   142,900,621    $  1,131,223,041
   Reserves For Annuity Contracts On
     Benefit..............................          459,555           348,895           90,991             589,151
                                           ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves.............      872,385,771       502,008,856      142,991,612       1,131,812,192
   Capital Surplus........................               --                --               --                  --
                                           ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves and Capital
  Surplus................................. $    872,385,771  $    502,008,856  $   142,991,612    $  1,131,812,192
                                           ================  ================  ===============    ================
Net Assets Attributable To:
   Accumulation Units Outstanding......... $    871,926,216  $    501,659,961  $   142,900,621    $  1,131,223,041
   Contracts in Payout (Annuitization)
     Period...............................          459,555           348,895           90,991             589,151
   Funds Retained in Separate Account A
     by VALIC.............................               --                --               --                  --
                                           ----------------  ----------------  ---------------    ----------------
Total Net Assets.......................... $    872,385,771  $    502,008,856  $   142,991,612    $  1,131,812,192
                                           ================  ================  ===============    ================
Total Units Outstanding...................  260,164,803.814   233,609,072.143   65,279,226.329     511,716,025.655
                                           ================  ================  ===============    ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $      7,091,920  $      5,575,006  $     1,810,564    $             --
Expenses:
   Mortality And Expense Risk Charge......        7,185,486         5,203,979        1,505,832          11,349,217
   Reimbursements Of Expenses.............               --                --               --                  --
                                           ----------------  ----------------  ---------------    ----------------
Net Investment Income (Loss).............. $        (93,566) $        371,027  $       304,732    $    (11,349,217)
                                           ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $     14,400,608  $    (22,869,870) $    (2,757,362)   $   (225,667,769)
   Realized Gain Distributions From
     Mutual Funds.........................       26,918,979                --               --                  --
                                           ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses)...............       41,319,587       (22,869,870)      (2,757,362)       (225,667,769)
                                           ----------------  ----------------  ---------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........       (9,736,097)       36,894,200        2,960,791         256,412,844
                                           ----------------  ----------------  ---------------    ----------------
Increase (Decrease) In Net Assets From
  Operations.............................. $     31,489,924  $     14,395,357  $       508,161    $     19,395,858
                                           ================  ================  ===============    ================

                                            VALIC Company I  Templeton Global     VALIC Company I
                                               Small Cap     Asset Allocation  International Growth I
                                                 Fund              Fund                 Fund
                                              Division 18      Division 19          Division 20
                                           ----------------  ----------------  ----------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $    616,085,929  $    398,847,677     $    408,838,298
   Balance Due From (To) VALIC General
     Account, Net.........................         (164,569)          (56,384)             (24,505)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............        8,314,042           762,960            2,499,602
                                           ----------------  ----------------     ----------------
Net Assets & Liabilities.................. $    624,235,402  $    399,554,253     $    411,313,395
                                           ================  ================     ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $    623,872,055  $    399,081,373     $    410,881,013
   Reserves For Annuity Contracts On
     Benefit..............................          363,347           472,880              432,382
                                           ----------------  ----------------     ----------------
Total Contract Owner Reserves.............      624,235,402       399,554,253          411,313,395
   Capital Surplus........................               --                --                   --
                                           ----------------  ----------------     ----------------
Total Contract Owner Reserves and Capital
  Surplus................................. $    624,235,402  $    399,554,253     $    411,313,395
                                           ================  ================     ================
Net Assets Attributable To:
   Accumulation Units Outstanding......... $    623,872,055  $    399,081,373     $    410,881,013
   Contracts in Payout (Annuitization)
     Period...............................          363,347           472,880              432,382
   Funds Retained in Separate Account A
     by VALIC.............................               --                --                   --
                                           ----------------  ----------------     ----------------
Total Net Assets.......................... $    624,235,402  $    399,554,253     $    411,313,395
                                           ================  ================     ================
Total Units Outstanding...................  231,548,763.723   150,266,328.122      219,896,495.392
                                           ================  ================     ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $             --  $     15,221,621     $      5,270,007
Expenses:
   Mortality And Expense Risk Charge......        6,054,291         4,689,775            3,796,829
   Reimbursements Of Expenses.............               --                --                   --
                                           ----------------  ----------------     ----------------
Net Investment Income (Loss).............. $     (6,054,291) $     10,531,846     $      1,473,178
                                           ----------------  ----------------     ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $     21,920,068  $      5,928,212     $      3,084,425
   Realized Gain Distributions From
     Mutual Funds.........................               --                --                   --
                                           ----------------  ----------------     ----------------
Net Realized Gains (Losses)...............       21,920,068         5,928,212            3,084,425
                                           ----------------  ----------------     ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........       20,795,265        (6,048,581)          41,842,146
                                           ----------------  ----------------     ----------------
Increase (Decrease) In Net Assets From
  Operations.............................. $     36,661,042  $     10,411,477     $     46,399,749
                                           ================  ================     ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                            VALIC Company I    Vanguard LT         Vanguard         Vanguard
                                            Income & Growth  Investment Grade      Long-Term       Windsor II
                                                 Fund              Fund          Treasury Fund        Fund
                                              Division 21      Division 22        Division 23      Division 24
                                           ----------------  ----------------  ----------------  ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $    225,276,738  $    215,609,185  $    333,761,123  $  1,566,299,370
   Balance Due From (To) VALIC General
     Account, Net.........................          (97,073)           92,458            94,490           286,567
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............        1,384,071           818,704         1,869,256        26,918,922
                                           ----------------  ----------------  ----------------  ----------------
Net Assets & Liabilities.................. $    226,563,736  $    216,520,347  $    335,724,869  $  1,593,504,859
                                           ================  ================  ================  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $    226,393,903  $    216,457,611  $    335,679,033  $  1,593,046,108
   Reserves For Annuity Contracts On
     Benefit..............................          169,833            62,736            45,836           458,751
                                           ----------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves.............      226,563,736       216,520,347       335,724,869     1,593,504,859
   Capital Surplus........................               --                --                --                --
                                           ----------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital
  Surplus................................. $    226,563,736  $    216,520,347  $    335,724,869  $  1,593,504,859
                                           ================  ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding......... $    226,393,903  $    216,457,611  $    335,679,033  $  1,593,046,108
   Contracts in Payout (Annuitization)
     Period...............................          169,833            62,736            45,836           458,751
   Funds Retained in Separate Account A
     by VALIC.............................               --                --                --                --
                                           ----------------  ----------------  ----------------  ----------------
Total Net Assets.......................... $    226,563,736  $    216,520,347  $    335,724,869  $  1,593,504,859
                                           ================  ================  ================  ================
Total Units Outstanding...................  137,303,364.428   114,311,646.131   173,757,745.268   702,946,206.911
                                           ================  ================  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $      4,384,013  $     11,182,644  $     15,359,752  $     32,127,090
Expenses:
   Mortality And Expense Risk Charge......        2,212,449         2,516,810         3,819,116        17,782,693
   Reimbursements Of Expenses.............               --          (519,056)         (787,584)               --
                                           ----------------  ----------------  ----------------  ----------------
Net Investment Income (Loss).............. $      2,171,564  $      9,184,890  $     12,328,220  $     14,344,397
                                           ----------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $      4,637,454  $      2,595,434  $      1,449,351  $     24,040,861
   Realized Gain Distributions From
     Mutual Funds.........................               --                --         3,955,175        42,990,255
                                           ----------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses)...............        4,637,454         2,595,434         5,404,526        67,031,116
                                           ----------------  ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........        1,117,542        (3,588,293)       (1,385,653)        2,490,452
                                           ----------------  ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations.............................. $      7,926,560  $      8,192,031  $     16,347,093  $     83,865,965
                                           ================  ================  ================  ================

                                               Vanguard           Putnam          Putnam OTC
                                              Wellington     New Opportunities & Emerging Growth
                                                 Fund              Fund              Fund
                                              Division 25       Division 26       Division 27
                                           ----------------  ----------------- -----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $  1,284,052,510  $    559,314,150  $    189,176,808
   Balance Due From (To) VALIC General
     Account, Net.........................          614,099          (138,198)         (160,139)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............        6,396,719         9,689,108         1,585,630
                                           ----------------  ----------------  ----------------
Net Assets & Liabilities.................. $  1,291,063,328  $    568,865,060  $    190,602,299
                                           ================  ================  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $  1,290,152,649  $    568,753,736  $    190,571,204
   Reserves For Annuity Contracts On
     Benefit..............................          910,679           111,324            31,095
                                           ----------------  ----------------  ----------------
Total Contract Owner Reserves.............    1,291,063,328       568,865,060       190,602,299
   Capital Surplus........................               --                --                --
                                           ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital
  Surplus................................. $  1,291,063,328  $    568,865,060  $    190,602,299
                                           ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding......... $  1,290,152,649  $    568,753,736  $    190,571,204
   Contracts in Payout (Annuitization)
     Period...............................          910,679           111,324            31,095
   Funds Retained in Separate Account A
     by VALIC.............................               --                --                --
                                           ----------------  ----------------  ----------------
Total Net Assets.......................... $  1,291,063,328  $    568,865,060  $    190,602,299
                                           ================  ================  ================
Total Units Outstanding...................  586,359,673.547   438,965,043.982   300,718,029.525
                                           ================  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $     35,942,426  $             --  $             --
Expenses:
   Mortality And Expense Risk Charge......       14,550,357         6,809,089         2,348,484
   Reimbursements Of Expenses.............               --        (1,416,138)         (483,811)
                                           ----------------  ----------------  ----------------
Net Investment Income (Loss).............. $     21,392,069  $     (5,392,951) $     (1,864,673)
                                           ----------------  ----------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $     11,695,782  $    (30,219,756) $    (22,107,625)
   Realized Gain Distributions From
     Mutual Funds.........................       39,759,964                --                --
                                           ----------------  ----------------  ----------------
Net Realized Gains (Losses)...............       51,455,746       (30,219,756)      (22,107,625)
                                           ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........       (5,729,879)       82,198,186        35,732,444
                                           ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations.............................. $     67,117,936  $     46,585,479  $     11,760,146
                                           ================  ================  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                                Putnam       VALIC Company I       American          Templeton
                                             Global Equity   Large Cap Growth    Century Ultra        Foreign
                                                 Fund              Fund              Fund              Fund
                                              Division 28      Division 30        Division 31       Division 32
                                           ----------------  ----------------  ----------------  ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $    373,885,819  $    336,720,184  $  1,007,712,737  $    645,924,652
   Balance Due From (To) VALIC General
     Account, Net.........................           12,771           (95,485)         (384,819)         (181,558)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............        4,532,284         4,263,658         1,956,860         6,142,363
                                           ----------------  ----------------  ----------------  ----------------
Net Assets & Liabilities.................. $    378,430,874  $    340,888,357  $  1,009,284,778  $    651,885,457
                                           ================  ================  ================  ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $    378,342,329  $    340,784,456  $  1,008,971,429  $    651,719,715
   Reserves For Annuity Contracts On
     Benefit..............................           88,545           103,901           313,349           165,742
                                           ----------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves.............      378,430,874       340,888,357     1,009,284,778       651,885,457
   Capital Surplus........................               --                --                --                --
                                           ----------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital
  Surplus................................. $    378,430,874  $    340,888,357  $  1,009,284,778  $    651,885,457
                                           ================  ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding......... $    378,342,329  $    340,784,456  $  1,008,971,429  $    651,719,715
   Contracts in Payout (Annuitization)
     Period...............................           88,545           103,901           313,349           165,742
   Funds Retained in Separate Account A
     by VALIC.............................               --                --                --                --
                                           ----------------  ----------------  ----------------  ----------------
Total Net Assets.......................... $    378,430,874  $    340,888,357  $  1,009,284,778  $    651,885,457
                                           ----------------  ----------------  ----------------  ----------------
Total Units Outstanding...................  265,049,951.790   300,698,118.031   601,775,329.559   336,992,310.772
                                           ================  ================  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $      3,096,440  $      2,222,783  $      1,198,244  $     10,075,572
Expenses:
   Mortality And Expense Risk Charge......        4,471,701         3,473,041        12,391,171         7,052,493
   Reimbursements Of Expenses.............         (932,786)               --        (2,148,340)       (1,456,143)
                                           ----------------  ----------------  ----------------  ----------------
Net Investment Income (Loss).............. $       (442,475) $     (1,250,258) $     (9,044,587) $      4,479,222
                                           ----------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $    (20,464,495) $    (23,828,696) $    (21,861,863) $     15,041,532
   Realized Gain Distributions From
     Mutual Funds.........................               --                --                --        32,183,685
                                           ----------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses)...............      (20,464,495)      (23,828,696)      (21,861,863)       47,225,217
                                           ----------------  ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........       48,182,615        27,451,603        38,588,915         4,756,284
                                           ----------------  ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations.............................. $     27,275,645  $      2,372,649  $      7,682,465  $     56,460,723
                                           ================  ================  ================  ================

                                            VALIC Company II   VALIC Company II VALIC Company II
                                           International Small Small Cap Growth Small Cap Value
                                             Cap Equity Fund         Fund             Fund
                                               Division 33       Division 35      Division 36
                                           ------------------- ---------------- ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................  $    245,938,567   $    42,479,132  $    87,273,425
   Balance Due From (To) VALIC General
     Account, Net.........................           607,689             7,326           40,547
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............           (20,323)          618,669        7,979,876
                                            ----------------   ---------------  ---------------
Net Assets & Liabilities..................  $    246,525,933   $    43,105,127  $    95,293,848
                                            ================   ===============  ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........  $    246,511,022   $    43,062,499  $    95,259,902
   Reserves For Annuity Contracts On
     Benefit..............................            14,911            42,628           33,946
                                            ----------------   ---------------  ---------------
Total Contract Owner Reserves.............       246,525,933        43,105,127       95,293,848
   Capital Surplus........................                --                --               --
                                            ----------------   ---------------  ---------------
Total Contract Owner Reserves and Capital
  Surplus.................................  $    246,525,933   $    43,105,127  $    95,293,848
                                            ================   ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding.........  $    246,511,022   $    43,062,499  $    95,259,902
   Contracts in Payout (Annuitization)
     Period...............................            14,911            42,628           33,946
   Funds Retained in Separate Account A
     by VALIC.............................                --                --               --
                                            ----------------   ---------------  ---------------
Total Net Assets..........................  $    246,525,933   $    43,105,127  $    95,293,848
                                            ----------------   ---------------  ---------------
Total Units Outstanding...................   141,742,565.752    28,854,638.207   45,166,592.958
                                            ================   ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............  $        385,415   $            --  $       628,523
Expenses:
   Mortality And Expense Risk Charge......           821,030           388,525          863,969
   Reimbursements Of Expenses.............          (212,532)         (102,093)        (231,251)
                                            ----------------   ---------------  ---------------
Net Investment Income (Loss)..............  $       (223,083)  $      (286,432) $        (4,195)
                                            ----------------   ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................  $      2,783,835   $     2,876,074  $     7,299,245
   Realized Gain Distributions From
     Mutual Funds.........................         2,548,578                --       11,457,985
                                            ----------------   ---------------  ---------------
Net Realized Gains (Losses)...............         5,332,413         2,876,074       18,757,230
                                            ----------------   ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........        23,861,653          (945,903)     (13,311,095)
                                            ----------------   ---------------  ---------------
Increase (Decrease) In Net Assets From
  Operations..............................  $     28,970,983   $     1,643,739  $     5,441,940
                                            ================   ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                           VALIC Company II VALIC Company II    VALIC Company II   VALIC Company II
                                            Mid Cap Growth   Mid0 Cap Value   Capital Appreciation Large Cap Value
                                                 Fund             Fund                Fund               Fund
                                             Division 37      Division 38         Division 39        Division 40
                                           ---------------- ----------------  -------------------- ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $    49,299,277  $    304,187,726    $    10,593,284    $    55,687,639
   Balance Due From (To) VALIC General
     Account, Net.........................         (26,727)           40,221              1,364            (57,644)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............         467,843         9,574,240             67,392            395,009
                                           ---------------  ----------------    ---------------    ---------------
Net Assets & Liabilities.................. $    49,740,393  $    313,802,187    $    10,662,040    $    56,025,004
                                           ===============  ================    ===============    ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $    49,733,379  $    313,692,278    $    10,662,040    $    56,025,004
   Reserves For Annuity Contracts On
     Benefit..............................           7,014           109,909                 --                 --
                                           ---------------  ----------------    ---------------    ---------------
Total Contract Owner Reserves.............      49,740,393       313,802,187         10,662,040         56,025,004
   Capital Surplus........................              --                --                 --                 --
                                           ---------------  ----------------    ---------------    ---------------
Total Contract Owner Reserves and Capital
  Surplus................................. $    49,740,393  $    313,802,187    $    10,662,040    $    56,025,004
                                           ===============  ================    ===============    ===============
Net Assets Attributable To:
   Accumulation Units Outstanding......... $    49,733,379  $    313,692,278    $    10,662,040    $    56,025,004
   Contracts in Payout (Annuitization)
     Period...............................           7,014           109,909                 --                 --
   Funds Retained in Separate Account A
     by VALIC.............................              --                --                 --                 --
                                           ---------------  ----------------    ---------------    ---------------
Total Net Assets.......................... $    49,740,393  $    313,802,187    $    10,662,040    $    56,025,004
                                           ===============  ================    ===============    ===============
Total Units Outstanding...................  43,154,638.028   108,200,028.328     11,071,598.887     31,181,733.662
                                           ===============  ================    ===============    ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $            --  $        125,089    $         6,075    $       536,554
Expenses:
   Mortality And Expense Risk Charge......         449,642         2,588,102             91,496            469,592
   Reimbursements Of Expenses.............        (116,726)         (678,435)           (25,777)          (122,671)
                                           ---------------  ----------------    ---------------    ---------------
Net Investment Income (Loss).............. $      (332,916) $     (1,784,578)   $       (59,644)   $       189,633
                                           ---------------  ----------------    ---------------    ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $     1,980,404  $      8,508,105    $       308,629    $     2,369,562
   Realized Gain Distributions From
     Mutual Funds.........................              --        22,804,491                 --          3,123,955
                                           ---------------  ----------------    ---------------    ---------------
Net Realized Gains (Losses)...............       1,980,404        31,312,596            308,629          5,493,517
                                           ---------------  ----------------    ---------------    ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........       3,038,579        (4,678,509)           (23,876)        (1,699,046)
                                           ---------------  ----------------    ---------------    ---------------
Increase (Decrease) In Net Assets From
  Operations.............................. $     4,686,067  $     24,849,509    $       225,109    $     3,984,104
                                           ===============  ================    ===============    ===============

                                             VALIC Company II   VALIC Company II   VALIC Company I
                                           Socially Responsible Money Market II  Nasdaq-100 (R) Index
                                                   Fund               Fund               Fund
                                               Division 41        Division 44        Division 46
                                           -------------------- ---------------- --------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................   $    136,627,493   $    81,818,729    $     87,162,629
   Balance Due From (To) VALIC General
     Account, Net.........................            132,360            56,482            (105,088)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............          1,000,841            27,495             153,861
                                             ----------------   ---------------    ----------------
Net Assets & Liabilities..................   $    137,760,694   $    81,902,706    $     87,211,402
                                             ================   ===============    ================
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........   $    137,760,694   $    81,844,538    $     87,208,085
   Reserves For Annuity Contracts On
     Benefit..............................                 --            58,168               3,317
                                             ----------------   ---------------    ----------------
Total Contract Owner Reserves.............        137,760,694        81,902,706          87,211,402
   Capital Surplus........................                 --                --                  --
                                             ----------------   ---------------    ----------------
Total Contract Owner Reserves and Capital
  Surplus.................................   $    137,760,694   $    81,902,706    $     87,211,402
                                             ================   ===============    ================
Net Assets Attributable To:
   Accumulation Units Outstanding.........   $    137,760,694   $    81,844,538    $     87,208,085
   Contracts in Payout (Annuitization)
     Period...............................                 --            58,168               3,317
   Funds Retained in Separate Account A
     by VALIC.............................                 --                --                  --
                                             ----------------   ---------------    ----------------
Total Net Assets..........................   $    137,760,694   $    81,902,706    $     87,211,402
                                             ================   ===============    ================
Total Units Outstanding...................    106,547,165.864    69,795,420.467     183,977,724.168
                                             ================   ===============    ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............   $      1,699,951   $     2,020,266    $        115,759
Expenses:
   Mortality And Expense Risk Charge......          1,357,880           707,098             827,196
   Reimbursements Of Expenses.............           (346,076)         (183,122)                 --
                                             ----------------   ---------------    ----------------
Net Investment Income (Loss)..............   $        688,147   $     1,496,290    $       (711,437)
                                             ----------------   ---------------    ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................   $      3,817,623   $            (1)   $      5,366,688
   Realized Gain Distributions From
     Mutual Funds.........................          3,035,077                --                  --
                                             ----------------   ---------------    ----------------
Net Realized Gains (Losses)...............          6,852,700                (1)          5,366,688
                                             ----------------   ---------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........         (1,880,194)                1          (5,025,782)
                                             ----------------   ---------------    ----------------
Increase (Decrease) In Net Assets From
  Operations..............................   $      5,660,653   $     1,496,290    $       (370,531)
                                             ================   ===============    ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                                 Janus       VALIC Company II  VALIC Company II  VALIC Company II
                                           Adviser Worldwide Aggressive Growth Moderate Growth  Conservative Growth
                                                 Fund         Lifestyle Fund    Lifestyle Fund    Lifestyle Fund
                                              Division 47       Division 48      Division 49        Division 50
                                           ----------------- ----------------- ---------------- -------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................  $    35,315,329   $    41,368,243  $    72,954,777    $    31,559,806
   Balance Due From (To) VALIC General
     Account, Net.........................           (1,764)          134,552          273,951             16,273
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............          155,814         1,740,450        3,671,907          1,412,401
                                            ---------------   ---------------  ---------------    ---------------
Net Assets & Liabilities..................  $    35,469,379   $    43,243,245  $    76,900,635    $    32,988,480
                                            ===============   ===============  ===============    ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........  $    35,462,405   $    43,243,245  $    76,900,635    $    32,988,480
   Reserves For Annuity Contracts On
     Benefit..............................            6,974                --               --                 --
                                            ---------------   ---------------  ---------------    ---------------
Total Contract Owner Reserves.............       35,469,379        43,243,245       76,900,635         32,988,480
   Capital Surplus........................               --                --               --                 --
                                            ---------------   ---------------  ---------------    ---------------
Total Contract Owner Reserves and Capital
  Surplus.................................  $    35,469,379   $    43,243,245  $    76,900,635    $    32,988,480
                                            ===============   ===============  ===============    ===============
Net Assets Attributable To:
   Accumulation Units Outstanding.........  $    35,462,405   $    43,243,245  $    76,900,635    $    32,988,480
   Contracts in Payout (Annuitization)
     Period...............................            6,974                --               --                 --
   Funds Retained in Separate Account A
     by VALIC.............................               --                --               --                 --
                                            ---------------   ---------------  ---------------    ---------------
Total Net Assets..........................  $    35,469,379   $    43,243,245  $    76,900,635    $    32,988,480
                                            ===============   ===============  ===============    ===============
Total Units Outstanding...................   51,168,147.591    26,756,208.768   45,831,140.607     20,165,092.136
                                            ===============   ===============  ===============    ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............  $       283,317   $       738,027  $       725,922    $       847,671
Expenses:
   Mortality And Expense Risk Charge......          431,206           352,744          632,960            279,528
   Reimbursements Of Expenses.............          (88,861)          (92,473)        (166,496)           (73,812)
                                            ---------------   ---------------  ---------------    ---------------
Net Investment Income (Loss)..............  $       (59,028)  $       477,756  $       259,458    $       641,955
                                            ---------------   ---------------  ---------------    ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................  $       (23,440)  $     1,984,655  $     2,771,562    $     1,012,422
   Realized Gain Distributions From
     Mutual Funds.........................               --           878,983        2,446,140          1,503,515
                                            ---------------   ---------------  ---------------    ---------------
Net Realized Gains (Losses)...............          (23,440)        2,863,638        5,217,702          2,515,937
                                            ---------------   ---------------  ---------------    ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........        1,743,797           799,141           (9,680)        (1,490,639)
                                            ---------------   ---------------  ---------------    ---------------
Increase (Decrease) In Net Assets From
  Operations..............................  $     1,661,329   $     4,140,535  $     5,467,480    $     1,667,253
                                            ===============   ===============  ===============    ===============

                                           Vanguard LifeStrategy Vanguard LifeStrategy Vanguard LifeStrategy
                                                  Growth            Moderate Growth     Conservative Growth
                                                   Fund                  Fund                  Fund
                                                Division 52           Division 53           Division 54
                                           --------------------- --------------------- ---------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................    $    81,292,117       $    98,584,943       $    38,881,471
   Balance Due From (To) VALIC General
     Account, Net.........................             91,716                69,621                (6,336)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............          3,311,924             6,753,464             3,218,690
                                              ---------------       ---------------       ---------------
Net Assets & Liabilities..................    $    84,695,757       $   105,408,028       $    42,093,825
                                              ===============       ===============       ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........    $    84,668,350       $   105,397,026       $    42,093,825
   Reserves For Annuity Contracts On
     Benefit..............................             27,407                11,002                    --
                                              ---------------       ---------------       ---------------
Total Contract Owner Reserves.............         84,695,757           105,408,028            42,093,825
   Capital Surplus........................                 --                    --                    --
                                              ---------------       ---------------       ---------------
Total Contract Owner Reserves and Capital
  Surplus.................................    $    84,695,757       $   105,408,028       $    42,093,825
                                              ===============       ===============       ===============
Net Assets Attributable To:
   Accumulation Units Outstanding.........    $    84,668,350       $   105,397,026       $    42,093,825
   Contracts in Payout (Annuitization)
     Period...............................             27,407                11,002                    --
   Funds Retained in Separate Account A
     by VALIC.............................                 --                    --                    --
                                              ---------------       ---------------       ---------------
Total Net Assets..........................    $    84,695,757       $   105,408,028       $    42,093,825
                                              ===============       ===============       ===============
Total Units Outstanding...................     59,841,520.176        74,703,533.555        30,510,719.051
                                              ===============       ===============       ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............    $     1,593,424       $     2,446,694       $     1,146,536
Expenses:
   Mortality And Expense Risk Charge......            892,120             1,090,089               461,193
   Reimbursements Of Expenses.............                 --                    --                    --
                                              ---------------       ---------------       ---------------
Net Investment Income (Loss)..............    $       701,304       $     1,356,605       $       685,343
                                              ---------------       ---------------       ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................    $     3,132,608       $     3,214,808       $     1,053,398
   Realized Gain Distributions From
     Mutual Funds.........................                 --                    --                    --
                                              ---------------       ---------------       ---------------
Net Realized Gains (Losses)...............          3,132,608             3,214,808             1,053,398
                                              ---------------       ---------------       ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........            543,160              (226,062)             (420,518)
                                              ---------------       ---------------       ---------------
Increase (Decrease) In Net Assets From
  Operations..............................    $     4,377,072       $     4,345,351       $     1,318,223
                                              ===============       ===============       ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                                            Evergreen          Evergreen        Evergreen     VALIC Company II
                                                          Special Values   Fundamental Large  Equity Income      Core Bond
                                                               Fund            Cap Fund           Fund              Fund
                                                           Division 55        Division 56      Division 57      Division 58
                                                         ----------------  ----------------- ---------------  ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair Value. $    308,806,451  $    164,183,300  $    24,720,435  $    49,422,791
   Balance Due From (To) VALIC General Account, Net.....           82,309           217,452          (16,577)           4,397
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net...................................          428,156           237,039           63,381        4,356,401
                                                         ----------------  ----------------  ---------------  ---------------
Net Assets & Liabilities................................ $    309,316,916  $    164,637,791  $    24,767,239  $    53,783,589
                                                         ================  ================  ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals
     with Right of Reinvestment)........................ $    309,080,321  $    164,637,791  $    24,767,239  $    53,765,474
   Reserves For Annuity Contracts On Benefit............          236,595                --               --           18,115
                                                         ----------------  ----------------  ---------------  ---------------
Total Contract Owner Reserves...........................      309,316,916       164,637,791       24,767,239       53,783,589
   Capital Surplus......................................               --                --               --               --
                                                         ----------------  ----------------  ---------------  ---------------
Total Contract Owner Reserves and Capital Surplus....... $    309,316,916  $    164,637,791  $    24,767,239  $    53,783,589
                                                         ================  ================  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....................... $    309,080,321  $    164,637,791  $    24,767,239  $    53,765,474
   Contracts in Payout (Annuitization) Period...........          236,595                --               --           18,115
   Funds Retained in Separate Account A by VALIC........               --                --               --               --
                                                         ----------------  ----------------  ---------------  ---------------
Total Net Assets........................................ $    309,316,916  $    164,637,791  $    24,767,239  $    53,783,589
                                                         ================  ================  ===============  ===============
Total Units Outstanding.................................  155,352,097.438   153,475,970.871   20,067,510.416   39,368,452.565
                                                         ================  ================  ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds.......................... $      2,367,274  $        455,417  $       610,488  $     1,956,786
Expenses:
   Mortality And Expense Risk Charge....................        3,166,818         1,590,087          535,608          459,704
   Reimbursements Of Expenses...........................         (650,393)         (321,247)        (108,648)        (126,250)
                                                         ----------------  ----------------  ---------------  ---------------
Net Investment Income (Loss)............................ $       (149,151) $       (813,423) $       183,528  $     1,623,332
                                                         ----------------  ----------------  ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares... $      8,559,853  $      6,296,222  $     4,212,887  $      (429,148)
   Realized Gain Distributions From Mutual Funds........       32,990,053         3,263,110        1,103,587           86,143
                                                         ----------------  ----------------  ---------------  ---------------
Net Realized Gains (Losses).............................       41,549,906         9,559,332        5,316,474         (343,005)
                                                         ----------------  ----------------  ---------------  ---------------
Net Change in Unrealized Appreciation (Depreciation)
  During The Period.....................................      (17,241,431)          759,565       (4,338,481)        (458,759)
                                                         ----------------  ----------------  ---------------  ---------------
Increase (Decrease) In Net Assets From Operations....... $     24,159,324  $      9,505,474  $     1,161,521  $       821,568
                                                         ================  ================  ===============  ===============

                                                         VALIC Company II VALIC Company II
                                                          Strategic Bond  High Yield Bond       Janus
                                                               Fund             Fund            Fund
                                                           Division 59      Division 60      Division 61
                                                         ---------------- ---------------- ---------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair Value. $   147,391,041  $    82,158,994  $    50,543,980
   Balance Due From (To) VALIC General Account, Net.....         214,026           49,083           15,070
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net...................................         252,121           18,752           72,613
                                                         ---------------  ---------------  ---------------
Net Assets & Liabilities................................ $   147,857,188  $    82,226,829  $    50,631,663
                                                         ===============  ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals
     with Right of Reinvestment)........................ $   147,832,073  $    82,225,515  $    50,625,112
   Reserves For Annuity Contracts On Benefit............          25,115            1,314            6,551
                                                         ---------------  ---------------  ---------------
Total Contract Owner Reserves...........................     147,857,188       82,226,829       50,631,663
   Capital Surplus......................................              --               --               --
                                                         ---------------  ---------------  ---------------
Total Contract Owner Reserves and Capital Surplus....... $   147,857,188  $    82,226,829  $    50,631,663
                                                         ===============  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....................... $   147,832,073  $    82,225,515  $    50,625,112
   Contracts in Payout (Annuitization) Period...........          25,115            1,314            6,551
   Funds Retained in Separate Account A by VALIC........              --               --               --
                                                         ---------------  ---------------  ---------------
Total Net Assets........................................ $   147,857,188  $    82,226,829  $    50,631,663
                                                         ===============  ===============  ===============
Total Units Outstanding.................................  85,454,889.753   50,480,159.023   81,364,092.985
                                                         ===============  ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds.......................... $     5,155,838  $     4,235,085  $        35,776
Expenses:
   Mortality And Expense Risk Charge....................       1,145,809          737,645          610,379
   Reimbursements Of Expenses...........................        (293,198)        (189,029)        (126,474)
                                                         ---------------  ---------------  ---------------
Net Investment Income (Loss)............................ $     4,303,227  $     3,686,469  $      (448,129)
                                                         ---------------  ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares... $       756,764  $     1,189,088  $        53,336
   Realized Gain Distributions From Mutual Funds........       2,403,249          837,948               --
                                                         ---------------  ---------------  ---------------
Net Realized Gains (Losses).............................       3,160,013        2,027,036           53,336
                                                         ---------------  ---------------  ---------------
Net Change in Unrealized Appreciation (Depreciation)
  During The Period.....................................      (2,257,558)        (951,221)       1,797,050
                                                         ---------------  ---------------  ---------------
Increase (Decrease) In Net Assets From Operations....... $     5,205,682  $     4,762,284  $     1,402,257
                                                         ===============  ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                                            AIM Large      Credit Suisse      MSIF Trust        Evergreen
                                                           Cap Growth     Small Cap Growth  Mid Cap Growth    Special Equity
                                                              Fund              Fund          Portfolio            Fund
                                                           Division 62      Division 63      Division 64       Division 65
                                                         ---------------  ---------------- ----------------  ---------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair Value. $    17,432,994  $    50,774,185  $    115,617,385  $    43,270,273
   Balance Due From (To) VALIC General Account, Net.....          38,338          (66,925)           33,956           12,599
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net...................................       1,094,703           84,604           132,209        1,642,618
                                                         ---------------  ---------------  ----------------  ---------------
Net Assets & Liabilities................................ $    18,566,035  $    50,791,864  $    115,783,550  $    44,925,490
                                                         ===============  ===============  ================  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals
     with Right of Reinvestment)........................ $    18,557,144  $    50,789,797  $    115,756,073  $    44,921,569
   Reserves For Annuity Contracts On Benefit............           8,891            2,067            27,477            3,921
                                                         ---------------  ---------------  ----------------  ---------------
Total Contract Owner Reserves...........................      18,566,035       50,791,864       115,783,550       44,925,490
   Capital Surplus......................................              --               --                --               --
                                                         ---------------  ---------------  ----------------  ---------------
Total Contract Owner Reserves and Capital Surplus....... $    18,566,035  $    50,791,864  $    115,783,550  $    44,925,490
                                                         ===============  ===============  ================  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding....................... $    18,557,144  $    50,789,797  $    115,756,073  $    44,921,569
   Contracts in Payout (Annuitization) Period...........           8,891            2,067            27,477            3,921
   Funds Retained in Separate Account A by VALIC........              --               --                --               --
                                                         ---------------  ---------------  ----------------  ---------------
Total Net Assets........................................ $    18,566,035  $    50,791,864  $    115,783,550  $    44,925,490
                                                         ===============  ===============  ================  ===============
Total Units Outstanding.................................  58,453,708.074   62,555,164.545   141,998,343.723   45,945,587.849
                                                         ===============  ===============  ================  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds.......................... $            --  $            --  $             --  $            --
Expenses:
   Mortality And Expense Risk Charge....................         194,210          645,138         1,020,029          497,874
   Reimbursements Of Expenses...........................         (40,550)        (132,685)         (211,311)        (103,202)
                                                         ---------------  ---------------  ----------------  ---------------
Net Investment Income (Loss)............................ $      (153,660) $      (512,453) $       (808,718) $      (394,672)
                                                         ---------------  ---------------  ----------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares... $       711,981  $     2,773,661  $      3,986,222  $     1,383,601
   Realized Gain Distributions From Mutual Funds........              --               --                --               --
                                                         ---------------  ---------------  ----------------  ---------------
Net Realized Gains (Losses).............................         711,981        2,773,661         3,986,222        1,383,601
                                                         ---------------  ---------------  ----------------  ---------------
Net Change in Unrealized Appreciation (Depreciation)
  During The Period.....................................         480,093       (4,604,625)       11,151,392        1,466,908
                                                         ---------------  ---------------  ----------------  ---------------
Increase (Decrease) In Net Assets From Operations....... $     1,038,414  $    (2,343,417) $     14,328,896  $     2,455,837
                                                         ===============  ===============  ================  ===============

                                                               SIT               SIT
                                                         Small Cap Growth   Mid Cap Growth        Ariel
                                                               Fund              Fund             Fund
                                                           Division 66       Division 67       Division 68
                                                         ----------------  ---------------  ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair Value. $    126,041,221  $    29,385,464  $    565,240,993
   Balance Due From (To) VALIC General Account, Net.....           82,678          (11,673)         (427,687)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net...................................           72,858          115,080         1,160,601
                                                         ----------------  ---------------  ----------------
Net Assets & Liabilities................................ $    126,196,757  $    29,488,871  $    565,973,907
                                                         ================  ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals
     with Right of Reinvestment)........................ $    126,190,360  $    29,483,525  $    565,704,445
   Reserves For Annuity Contracts On Benefit............            6,397            5,346           269,462
                                                         ----------------  ---------------  ----------------
Total Contract Owner Reserves...........................      126,196,757       29,488,871       565,973,907
   Capital Surplus......................................               --               --                --
                                                         ----------------  ---------------  ----------------
Total Contract Owner Reserves and Capital Surplus....... $    126,196,757  $    29,488,871  $    565,973,907
                                                         ================  ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding....................... $    126,190,360  $    29,483,525  $    565,704,445
   Contracts in Payout (Annuitization) Period...........            6,397            5,346           269,462
   Funds Retained in Separate Account A by VALIC........               --               --                --
                                                         ----------------  ---------------  ----------------
Total Net Assets........................................ $    126,196,757  $    29,488,871  $    565,973,907
                                                         ================  ===============  ================
Total Units Outstanding.................................  169,655,714.549   44,640,291.249   312,797,739.319
                                                         ================  ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds.......................... $             --  $            --  $      1,685,368
Expenses:
   Mortality And Expense Risk Charge....................        1,119,555          269,148         6,801,222
   Reimbursements Of Expenses...........................         (229,202)         (55,110)       (1,404,660)
                                                         ----------------  ---------------  ----------------
Net Investment Income (Loss)............................ $       (890,353) $      (214,038) $     (3,711,194)
                                                         ----------------  ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares... $      3,097,591  $     1,842,375  $     19,885,558
   Realized Gain Distributions From Mutual Funds........               --               --        37,479,887
                                                         ----------------  ---------------  ----------------
Net Realized Gains (Losses).............................        3,097,591        1,842,375        57,365,445
                                                         ----------------  ---------------  ----------------
Net Change in Unrealized Appreciation (Depreciation)
  During The Period.....................................       12,863,112        1,414,124       (53,117,542)
                                                         ----------------  ---------------  ----------------
Increase (Decrease) In Net Assets From Operations....... $     15,070,350  $     3,042,461  $        536,709
                                                         ================  ===============  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                                Ariel          Lou Holland         Dreyfus BASIC       VALIC Company I
                                             Appreciation        Growth       U.S. Mortgage Securities Blue Chip Growth
                                                 Fund             Fund                  Fund                 Fund
                                             Division 69       Division 70          Division 71          Division 72
                                           ----------------  ---------------  ------------------------ ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $    432,564,832  $    32,586,470      $    87,314,218      $    57,625,325
   Balance Due From (To) VALIC General
     Account, Net.........................         (151,763)         (58,185)              (1,868)              (7,880)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............          772,872           77,744              214,564               67,131
                                           ----------------  ---------------      ---------------      ---------------
Net Assets & Liabilities.................. $    433,185,941  $    32,606,029      $    87,526,914      $    57,684,576
                                           ================  ===============      ===============      ===============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $    432,525,040  $    32,584,149      $    87,511,527      $    57,675,661
   Reserves For Annuity Contracts On
     Benefit..............................          660,901           21,880               15,387                8,915
                                           ----------------  ---------------      ---------------      ---------------
Total Contract Owner Reserves.............      433,185,941       32,606,029           87,526,914           57,684,576
   Capital Surplus........................               --               --                   --                   --
                                           ----------------  ---------------      ---------------      ---------------
Total Contract Owner Reserves and Capital
  Surplus................................. $    433,185,941  $    32,606,029      $    87,526,914      $    57,684,576
                                           ================  ===============      ===============      ===============
Net Assets Attributable To:
   Accumulation Units Outstanding......... $    432,525,040  $    32,584,149      $    87,511,527      $    57,675,661
   Contracts in Payout (Annuitization)
     Period...............................          660,901           21,880               15,387                8,915
   Funds Retained in Separate Account A
     by VALIC.............................               --               --                   --                   --
                                           ----------------  ---------------      ---------------      ---------------
Total Net Assets.......................... $    433,185,941  $    32,606,029      $    87,526,914      $    57,684,576
                                           ================  ===============      ===============      ===============
Total Units Outstanding...................  268,623,635.321   35,122,900.042       68,813,072.230       66,987,273.695
                                           ================  ===============      ===============      ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $      1,225,386  $            --      $     3,749,420      $        73,509
Expenses:
   Mortality And Expense Risk Charge......        5,169,962          399,398            1,119,638              466,527
   Reimbursements Of Expenses.............       (1,063,442)         (82,657)            (228,894)                  --
                                           ----------------  ---------------      ---------------      ---------------
Net Investment Income (Loss).............. $     (2,881,134) $      (316,741)     $     2,858,676      $      (393,018)
                                           ----------------  ---------------      ---------------      ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $     12,957,960  $     1,683,051      $      (843,645)     $     1,954,326
   Realized Gain Distributions From
     Mutual Funds.........................       19,627,518          176,191                   --                   --
                                           ----------------  ---------------      ---------------      ---------------
Net Realized Gains (Losses)...............       32,585,478        1,859,242             (843,645)           1,954,326
                                           ----------------  ---------------      ---------------      ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........      (21,194,291)      (2,131,404)             232,137            1,022,423
                                           ----------------  ---------------      ---------------      ---------------
Increase (Decrease) In Net Assets From
  Operations.............................. $      8,510,053  $      (588,903)     $     2,247,168      $     2,583,731
                                           ================  ===============      ===============      ===============

                                            VALIC Company I  VALIC Company I  VALIC Company I
                                            Health Sciences       Value       Broad Cap Value
                                                 Fund             Fund              Fund
                                              Division 73      Division 74    Division 75 /(5)/
                                           ----------------  ---------------- ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................ $    179,166,820  $    154,746,380    $2,491,834
   Balance Due From (To) VALIC General
     Account, Net.........................          157,029           291,799            --
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............           63,172           159,747            --
                                           ----------------  ----------------    ----------
Net Assets & Liabilities.................. $    179,387,021  $    155,197,926    $2,491,834
                                           ================  ================    ==========
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment).......... $    179,317,044  $    142,666,221    $       --
   Reserves For Annuity Contracts On
     Benefit..............................           69,977                --            --
                                           ----------------  ----------------    ----------
Total Contract Owner Reserves.............      179,387,021       142,666,221            --
   Capital Surplus........................               --        12,531,705     2,491,834
                                           ----------------  ----------------    ----------
Total Contract Owner Reserves and Capital
  Surplus................................. $    179,387,021  $    155,197,926    $2,491,834
                                           ================  ================    ==========
Net Assets Attributable To:
   Accumulation Units Outstanding......... $    179,317,044  $    142,666,221    $       --
   Contracts in Payout (Annuitization)
     Period...............................           69,977                --            --
   Funds Retained in Separate Account A
     by VALIC.............................               --        12,531,705     2,491,834
                                           ----------------  ----------------    ----------
Total Net Assets.......................... $    179,387,021  $    155,197,926    $2,491,834
                                           ================  ================    ==========
Total Units Outstanding...................  158,483,880.106   118,409,751.158            --
                                           ================  ================    ==========
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............ $             --  $        645,057    $    4,356
Expenses:
   Mortality And Expense Risk Charge......        1,535,111           499,186            --
   Reimbursements Of Expenses.............               --                --            --
                                           ----------------  ----------------    ----------
Net Investment Income (Loss).............. $     (1,535,111) $        145,871    $    4,356
                                           ----------------  ----------------    ----------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.......................... $      5,032,257  $      1,168,505    $       --
   Realized Gain Distributions From
     Mutual Funds.........................        7,354,391         1,653,682            --
                                           ----------------  ----------------    ----------
Net Realized Gains (Losses)...............       12,386,648         2,822,187            --
                                           ----------------  ----------------    ----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........        7,789,966            17,760       (12,522)
                                           ----------------  ----------------    ----------
Increase (Decrease) In Net Assets From
  Operations.............................. $     18,641,503  $      2,985,818    $   (8,166)
                                           ================  ================    ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                           VALIC Company I     VALIC Company I   VALIC Company I     VALIC Company I
                                            Large Cap Core   Inflation Protected   VALIC Ultra     Large Capital Growth
                                                 Fund               Fund               Fund                Fund
                                           Division 76 /(5)/  Division 77 /(1)/  Division 78 /(5)/  Division 79 /(2)/
                                           ----------------  ------------------- ----------------  --------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................    $2,464,997       $    16,389,931      $2,447,500         $10,589,877
   Balance Due From (To) VALIC General
     Account, Net.........................            --                   813              --                  --
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............            --                (1,396)             --                  --
                                              ----------       ---------------      ----------         -----------
Net Assets & Liabilities..................    $2,464,997       $    16,389,348      $2,447,500         $10,589,877
                                              ==========       ===============      ==========         ===========
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........    $       --       $    11,249,761      $       --         $        --
   Reserves For Annuity Contracts On
     Benefit..............................            --                    --              --                  --
                                              ----------       ---------------      ----------         -----------
Total Contract Owner Reserves.............            --            11,249,761              --                  --
   Capital Surplus........................     2,464,997             5,139,587       2,447,500          10,589,877
                                              ----------       ---------------      ----------         -----------
Total Contract Owner Reserves and Capital
  Surplus.................................    $2,464,997       $    16,389,348      $2,447,500         $10,589,877
                                              ==========       ===============      ==========         ===========
Net Assets Attributable To:
   Accumulation Units Outstanding.........    $       --       $    11,249,761      $       --         $        --
   Contracts in Payout (Annuitization)
     Period...............................            --                    --              --                  --
   Funds Retained in Separate Account A
     by VALIC.............................     2,464,997             5,139,587       2,447,500          10,589,877
                                              ----------       ---------------      ----------         -----------
Total Net Assets..........................    $2,464,997       $    16,389,348      $2,447,500         $10,589,877
                                              ==========       ===============      ==========         ===========
Total Units Outstanding...................            --        11,056,815.715              --                  --
                                              ==========       ===============      ==========         ===========
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............    $    2,527       $       589,873      $       --         $    18,952
Expenses:
   Mortality And Expense Risk Charge......            --                56,558              --                  --
   Reimbursements Of Expenses.............            --                    --              --                  --
                                              ----------       ---------------      ----------         -----------
Net Investment Income (Loss)..............    $    2,527       $       533,315      $       --         $    18,952
                                              ----------       ---------------      ----------         -----------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................    $       --       $         7,947      $       --         $        --
   Realized Gain Distributions From
     Mutual Funds.........................            --                 8,093              --                  --
                                              ----------       ---------------      ----------         -----------
Net Realized Gains (Losses)...............            --                16,040              --                  --
                                              ----------       ---------------      ----------         -----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........       (37,530)             (340,284)        (52,500)            489,857
                                              ----------       ---------------      ----------         -----------
Increase (Decrease) In Net Assets From
  Operations..............................    $  (35,003)      $       209,071      $  (52,500)        $   508,809
                                              ==========       ===============      ==========         ===========

                                           AIG SunAmerica 2010 AIG SunAmerica 2015 AIG SunAmerica 2020
                                             High Watermark      High Watermark      High Watermark
                                                  Fund                Fund                Fund
                                            Division 80 /(4)/   Division 81 /(4)/   Division 82 /(4)/
                                           ------------------- ------------------- -------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................   $    24,851,471     $    19,186,397     $    7,357,471
   Balance Due From (To) VALIC General
     Account, Net.........................            91,049             435,789             21,152
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............           (54,024)           (431,881)           (21,308)
                                             ---------------     ---------------     --------------
Net Assets & Liabilities..................   $    24,888,496     $    19,190,305     $    7,357,315
                                             ===============     ===============     ==============
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........   $    24,888,496     $    19,190,305     $    7,357,315
   Reserves For Annuity Contracts On
     Benefit..............................                --                  --                 --
                                             ---------------     ---------------     --------------
Total Contract Owner Reserves.............        24,888,496          19,190,305          7,357,315
   Capital Surplus........................                --                  --                 --
                                             ---------------     ---------------     --------------
Total Contract Owner Reserves and Capital
  Surplus.................................   $    24,888,496     $    19,190,305     $    7,357,315
                                             ===============     ===============     ==============
Net Assets Attributable To:
   Accumulation Units Outstanding.........   $    24,888,496     $    19,190,305     $    7,357,315
   Contracts in Payout (Annuitization)
     Period...............................                --                  --                 --
   Funds Retained in Separate Account A
     by VALIC.............................                --                  --                 --
                                             ---------------     ---------------     --------------
Total Net Assets..........................   $    24,888,496     $    19,190,305     $    7,357,315
                                             ===============     ===============     ==============
Total Units Outstanding...................    24,719,039.895      18,613,820.462      7,050,509.701
                                             ===============     ===============     ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............   $       498,639     $       340,020     $      123,684
Expenses:
   Mortality And Expense Risk Charge......           130,823              88,669             30,462
   Reimbursements Of Expenses.............                --                  --                 --
                                             ---------------     ---------------     --------------
Net Investment Income (Loss)..............   $       367,816     $       251,351     $       93,222
                                             ---------------     ---------------     --------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................   $        23,918     $        44,085     $       10,983
   Realized Gain Distributions From
     Mutual Funds.........................           117,462             136,176             52,105
                                             ---------------     ---------------     --------------
Net Realized Gains (Losses)...............           141,380             180,261             63,088
                                             ---------------     ---------------     --------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........          (220,989)             52,516             64,355
                                             ---------------     ---------------     --------------
Increase (Decrease) In Net Assets From
  Operations..............................   $       288,207     $       484,128     $      220,665
                                             ===============     ===============     ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                    Statement of Net Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                               VALIC Company I       VALIC Company I    VALIC Company I     VALIC Company I
                                           Mid Cap Strategic Growth Small Cap Special Small Cap Strategic Small Cap Aggressive
                                                     Fund              Values Fund        Growth Fund         Grwoth Fund
                                              Division 83 /(3)/     Division 84 /(5)/  Division 85 /(5)/   Division 86 /(5)/
                                           ------------------------ ----------------- ------------------- --------------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................       $11,421,755           $4,915,729         $2,490,000           $2,452,500
   Balance Due From (To) VALIC General
     Account, Net.........................                --                   --                 --                   --
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............                --                   --                 --                   --
                                                 -----------           ----------         ----------           ----------
Net Assets & Liabilities..................       $11,421,755           $4,915,729         $2,490,000           $2,452,500
                                                 ===========           ==========         ==========           ==========
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........       $        --           $       --         $       --           $       --
   Reserves For Annuity Contracts On
     Benefit..............................                --                   --                 --                   --
                                                 -----------           ----------         ----------           ----------
Total Contract Owner Reserves.............                --                   --                 --                   --
   Capital Surplus........................        11,421,755            4,915,729          2,490,000            2,452,500
                                                 -----------           ----------         ----------           ----------
Total Contract Owner Reserves and Capital
  Surplus.................................       $11,421,755           $4,915,729         $2,490,000           $2,452,500
                                                 ===========           ==========         ==========           ==========
Net Assets Attributable To:
   Accumulation Units Outstanding.........       $        --           $       --         $       --           $       --
   Contracts in Payout (Annuitization)
     Period...............................                --                   --                 --                   --
   Funds Retained in Separate Account A
     by VALIC.............................        11,421,755            4,915,729          2,490,000            2,452,500
                                                 -----------           ----------         ----------           ----------
Total Net Assets..........................       $11,421,755           $4,915,729         $2,490,000           $2,452,500
                                                 ===========           ==========         ==========           ==========
Total Units Outstanding...................                --                   --                 --                   --
                                                 ===========           ==========         ==========           ==========
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............       $        --           $    5,764         $       --           $       --
Expenses:
   Mortality And Expense Risk Charge......                --                   --                 --                   --
   Reimbursements Of Expenses.............                --                   --                 --                   --
                                                 -----------           ----------         ----------           ----------
Net Investment Income (Loss)..............       $        --           $    5,764         $       --           $       --
                                                 -----------           ----------         ----------           ----------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................       $        --           $       --         $       --           $       --
   Realized Gain Distributions From
     Mutual Funds.........................                --                   --                 --                   --
                                                 -----------           ----------         ----------           ----------
Net Realized Gains (Losses)...............                --                   --                 --                   --
                                                 -----------           ----------         ----------           ----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........         1,320,203              (90,035)           (10,000)             (47,500)
                                                 -----------           ----------         ----------           ----------
Increase (Decrease) In Net Assets From
  Operations..............................       $ 1,320,203           $  (84,271)        $  (10,000)          $  (47,500)
                                                 ===========           ==========         ==========           ==========

                                           VALIC Company I   VALIC Company I   VALIC Company I
                                            Global Equity    Global Strategy    Foreign Value
                                                 Fund              Fund              Fund
                                           Division 87 /(5)/ Division 88 /(5)/ Division 89 /(5)/
                                           ----------------  ----------------  ----------------
STATEMENT OF NET ASSETS
As of December 31, 2005

Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................    $2,506,888        $5,069,541        $2,525,790
   Balance Due From (To) VALIC General
     Account, Net.........................            --                --                --
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net...............            --                --                --
                                              ----------        ----------        ----------
Net Assets & Liabilities..................    $2,506,888        $5,069,541        $2,525,790
                                              ==========        ==========        ==========
Contract Owner Reserves and Capital
  Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans - Partial Withdrawals
     with Right of Reinvestment)..........    $       --        $       --        $       --
   Reserves For Annuity Contracts On
     Benefit..............................            --                --                --
                                              ----------        ----------        ----------
Total Contract Owner Reserves.............            --                --                --
   Capital Surplus........................     2,506,888         5,069,541         2,525,790
                                              ----------        ----------        ----------
Total Contract Owner Reserves and Capital
  Surplus.................................    $2,506,888        $5,069,541        $2,525,790
                                              ==========        ==========        ==========
Net Assets Attributable To:
   Accumulation Units Outstanding.........    $       --        $       --        $       --
   Contracts in Payout (Annuitization)
     Period...............................            --                --                --
   Funds Retained in Separate Account A
     by VALIC.............................     2,506,888         5,069,541         2,525,790
                                              ----------        ----------        ----------
Total Net Assets..........................    $2,506,888        $5,069,541        $2,525,790
                                              ==========        ==========        ==========
Total Units Outstanding...................            --                --                --
                                              ==========        ==========        ==========
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

Investment Income:
   Dividends From Mutual Funds............    $    1,903        $    4,532        $      792
Expenses:
   Mortality And Expense Risk Charge......            --                --                --
   Reimbursements Of Expenses.............            --                --                --
                                              ----------        ----------        ----------
Net Investment Income (Loss)..............    $    1,903        $    4,532        $      792
                                              ----------        ----------        ----------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares..........................    $       --        $       --        $       --
   Realized Gain Distributions From
     Mutual Funds.........................            --                --                --
                                              ----------        ----------        ----------
Net Realized Gains (Losses)...............            --                --                --
                                              ----------        ----------        ----------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period........         4,985            65,009            24,998
                                              ----------        ----------        ----------
Increase (Decrease) In Net Assets From
  Operations..............................    $    6,888        $   69,541        $   25,790
                                              ==========        ==========        ==========

--------
/(1)/ Fund commenced operations on December 17, 2004.
/(2)/ Fund commenced operations on December 17, 2004. Fund number was changed from Division 76 to Division 79.
/(3)/ Fund commenced operations on December 17, 2004. Fund number was changed from Division 75 to Division 83.
/(4)/ Funds commenced operations on February 18, 2005.
/(5)/ Funds commenced operations on December 5, 2005.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2005

                                                                        Net Asset Value   Net Asset
Underlying Fund                                Division     Shares         Per Share        Value           Cost
---------------                                -------- --------------- --------------- -------------- --------------
VALIC Company I Capital Conservation Fund.....    1         365,773.367     $ 9.49      $    3,471,189 $    3,490,704
VALIC Company I Money Market I Fund...........    2       1,778,832.359       1.00           1,778,832      1,778,832
VALIC Company I Mid Cap Index Fund............    4      95,325,441.175      22.78       2,171,513,549  1,818,359,938
VALIC Company I Asset Allocation Fund.........    5      14,459,667.257      11.85         171,347,057    178,114,487
VALIC Company I Money Market I Fund...........    6     322,034,600.162       1.00         322,034,600    322,034,600
VALIC Company I Capital Conservation Fund.....    7      11,603,979.031       9.49         110,121,761    111,855,489
VALIC Company I Government Securities Fund....    8      11,341,578.278       9.99         113,302,367    118,573,705
VALIC Company I Stock Index Fund..............   10A      7,167,525.271      33.07         237,030,061    188,245,579
VALIC Company I Stock Index Fund..............   10B        598,636.763      33.07          19,796,918     15,575,989
VALIC Company I Stock Index Fund..............   10C    126,093,547.596      33.07       4,169,913,619  3,427,075,182
VALIC Company I Stock Index Fund..............   10D        787,233.083      33.07          26,033,798     21,730,710
VALIC Company I International Equities Fund...   11      71,831,774.862       9.03         648,640,927    536,105,920
VALIC Company I Social Awareness Fund.........   12      18,973,357.751      20.26         384,400,228    358,067,262
VALIC Company I International Government Bond
  Fund........................................   13      11,961,386.375      11.89         142,220,884    153,133,211
VALIC Company I Small Cap Index Fund..........   14      54,226,011.967      16.06         870,869,752    773,517,127
VALIC Company I Core Equity Fund..............   15      39,035,983.379      12.83         500,831,666    552,147,090
VALIC Company I Growth & Income Fund..........   16      10,029,701.966      14.24         142,822,956    147,938,128
VALIC Company I Science & Technology Fund.....   17      95,751,155.169      11.80       1,129,863,631  1,660,435,064
VALIC Company I Small Cap Fund................   18      50,664,961.287      12.16         616,085,929    484,148,342
Templeton Global Asset Allocation Fund........   19      18,938,636.151      21.06         398,847,677    359,066,064
VALIC Company I International Growth I Fund...   20      43,401,093.206       9.42         408,838,298    352,142,505
VALIC Company I Income & Growth Fund..........   21      22,021,186.594      10.23         225,276,738    200,816,876
Vanguard LT Corporate Fund....................   22      22,648,023.634       9.52         215,609,185    210,723,955
Vanguard LT Treasury Fund.....................   23      28,897,066.926      11.55         333,761,123    332,806,656
Vanguard Windsor II Fund......................   24      49,993,596.240      31.33       1,566,299,370  1,366,434,083
Vanguard Wellington Fund......................   25      42,308,155.189      30.35       1,284,052,510  1,199,630,203
Putnam New Opportunities Fund.................   26      12,252,226.743      45.65         559,314,150    613,177,556
Putnam OTC & Emerging Growth Fund.............   27      23,885,960.606       7.92         189,176,808    171,196,432
Putnam Global Equity Fund.....................   28      41,041,253.513       9.11         373,885,819    410,551,975
VALIC Company I Large Cap Growth Fund.........   30      50,482,786.247       6.67         336,720,184    406,708,408
American Century Ultra Fund...................   31      33,489,954.703      30.09       1,007,712,737  1,005,062,915
Templeton Foreign Fund........................   32      50,940,429.994      12.68         645,924,652    526,811,719
VALIC Company II International Growth II Fund.   33      15,625,067.810      15.74         245,938,567    218,209,639
VALIC Company II Small Cap Growth Fund........   35       3,398,330.626      12.50          42,479,132     35,648,039
VALIC Company II Small Cap Value Fund.........   36       6,278,663.669      13.90          87,273,425     85,635,618
VALIC Company II Mid Cap Growth Fund..........   37       6,312,327.401       7.81          49,299,277     37,248,431
VALIC Company II Mid Cap Value Fund...........   38      17,352,408.785      17.53         304,187,726    272,855,198
VALIC Company II Capital Appreciation Fund....   39       1,151,444.016       9.20          10,593,284      9,247,923
VALIC Company II Large Cap Value Fund.........   40       4,165,118.848      13.37          55,687,639     52,261,062
VALIC Company II Socially Responsible Fund....   41      12,037,664.581      11.35         136,627,493    134,452,955
VALIC Company II Money Market II Fund.........   44      81,818,729.000       1.00          81,818,729     81,818,761
VALIC Company I Nasdaq-100(R) Index Fund......   46      19,114,611.623       4.56          87,162,629     78,591,849
Janus Adviser Worldwide Fund..................   47       1,218,610.409      28.98          35,315,329     31,501,387
VALIC Company II Aggressive Growth Lifestyle
  Fund........................................   48       3,693,593.125      11.20          41,368,243     34,147,396
VALIC Company II Moderate Growth Lifestyle
  Fund........................................   49       6,049,318.178      12.06          72,954,777     64,004,231
VALIC Company II Conservative Growth Lifestyle
  Fund........................................   50       3,043,375.699      10.37          31,559,806     30,332,341
Vanguard LifeStrategy Growth Fund.............   52       3,871,053.211      21.00          81,292,117     69,737,998
Vanguard LifeStrategy Moderate Growth Fund....   53       5,337,571.372      18.47          98,584,943     88,578,929
Vanguard LifeStrategy Conservative Growth
  Fund........................................   54       2,510,101.420      15.49          38,881,471     36,334,789

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 Schedule of Portfolio Investments (Continued)
                               December 31, 2005

                                                                            Net Asset Value   Net Asset
Underlying Fund                                     Division     Shares        Per Share        Value         Cost
---------------                                     -------- -------------- --------------- ------------- -------------
Evergreen Special Values Fund......................    55    11,539,852.429      26.76        308,806,451   282,587,938
Evergreen Fundamental Large Cap Fund...............    56     7,092,151.188      23.15        164,183,300   160,631,771
Evergreen Equity Income Fund.......................    57     1,078,553.015      22.92         24,720,435    24,892,985
VALIC Company II Core Bond Fund....................    58     5,022,641.362       9.84         49,422,791    50,140,129
VALIC Company II Strategic Bond Fund...............    59    13,596,959.502      10.84        147,391,041   146,615,581
VALIC Company II High Yield Bond Fund..............    60     9,465,321.891       8.68         82,158,994    81,093,553
Janus Fund.........................................    61     1,979,787.701      25.53         50,543,980    44,883,609
AIM Large Cap Growth Fund..........................    62     1,630,775.865      10.69         17,432,994    14,953,855
Credit Suisse Small Cap Growth Fund................    63     2,548,904.869      19.92         50,774,185    48,063,906
MSIF Trust Mid Cap Growth Portfolio................    64     4,769,694.101      24.24        115,617,385    90,090,593
Evergreen Special Equity Fund......................    65     3,144,641.965      13.76         43,270,273    38,467,533
SIT Small Cap Growth Fund..........................    66     3,978,573.911      31.68        126,041,221    99,753,296
SIT Mid Cap Growth Fund............................    67     2,302,936.050      12.76         29,385,464    23,623,932
Ariel Fund.........................................    68    11,289,015.253      50.07        565,240,993   511,525,760
Ariel Appreciation Fund............................    69     9,258,665.071      46.72        432,564,832   364,597,572
Lou Holland Growth Fund............................    70     1,811,365.759      17.99         32,586,470    30,420,290
Dreyfus BASIC U.S. Mortgage Securities Fund........    71     5,848,239.674      14.93         87,314,218    90,071,223
VALIC Company I Blue Chip Growth Fund..............    72     6,417,074.053       8.98         57,625,325    50,265,566
VALIC Company I Health Sciences Fund...............    73    16,467,538.659      10.88        179,166,820   151,605,732
VALIC Company I Value Fund.........................    74    13,192,359.783      11.73        154,746,380   152,878,885
VALIC Company I Broad Cap Value Fund /(2)/.........    75       250,435.600       9.95          2,491,834     2,504,356
VALIC Company I Large Cap Core Fund /(2)/..........    76       250,253.503       9.85          2,464,997     2,502,527
VALIC Company I Inflation Protected Fund...........    77     1,669,035.743       9.82         16,389,931    16,735,162
VALIC Company I VALIC Ultra Fund /(2)/.............    78       250,000.000       9.79       2,447,500.00  2,500,000.00
VALIC Company I Large Capital Growth Fund /(3)/....    79     1,001,880.511      10.57      10,589,877.00 10,020,022.00
AIG SunAmerica 2010 High Watermark Fund /(1)/......    80     2,431,650.783      10.22      24,851,471.00 25,072,459.00
AIG SunAmerica 2015 High Watermark Fund /(1)/......    81     1,768,331.547      10.85      19,186,397.00 19,133,880.00
AIG SunAmerica 2020 High Watermark Fund /(1)/......    82       662,238.635      11.11       7,357,471.00  7,293,116.00
VALIC Company I Mid Cap Strategic Growth Fund
  /(4)/............................................    83     1,000,153.678      11.42      11,421,755.00 10,001,555.00
VALIC Company I Small Cap Special Values Fund /(2)/    84       500,583.401       9.82       4,915,729.00  5,005,764.00
VALIC Company I Small Cap Strategic Growth Fund
  /(2)/............................................    85       250,000.000       9.96       2,490,000.00  2,500,000.00
VALIC Company I Small Cap Aggressive Growth Fund
  /(2)/............................................    86       250,000.000       9.81       2,452,500.00  2,500,000.00
VALIC Company I Global Equity Fund /(2)/...........    87       250,188.423      10.02       2,506,888.00  2,501,903.00
VALIC Company I Global Strategy Fund /(2)/.........    88       500,448.272      10.13       5,069,541.00  5,004,532.00
VALIC Company I Foreign Value Fund /(2)/...........    89       250,078.218       10.1       2,525,790.00  2,500,792.00

--------
/(1)/ Funds commenced operations on February 18, 2005.
/(2)/ Funds commenced operations on December 5, 2005.
/(3)/ The VALIC Company I Large Capital Growth Fund moved from Division 76 to
      Division 79.
/(4)/ The VALIC Company I Mid Cap Strategic Growth Fund moved from Division 75 to Division 83.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statements of Changes in Net Assets


                                               VALIC Company I           VALIC Company I            VALIC Company I
                                            Capital Conservation       Capital Conservation         Money Market I
                                                    Fund                       Fund                      Fund
                                                 Division 1                 Division 7                Division 2
                                          ------------------------  -------------------------  ------------------------
                                            For The      For The      For The       For The      For The      For The
                                           Year Ended   Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
                                          December 31, December 31, December 31,  December 31, December 31, December 31,
                                              2005         2004         2005          2004         2005         2004
                                          ------------ ------------ ------------  ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)..........  $  117,891   $  102,065  $  2,837,348  $ 2,025,309   $   31,359   $   (4,332)
   Net Realized Gains (Losses) From
     Securities Transactions.............      13,215       32,790        12,514      769,648           --           --
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period....    (104,070)     (19,704)   (2,158,503)    (362,037)          --           --
                                           ----------   ----------  ------------  -----------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations.............................      27,036      115,151       691,359    2,432,920       31,359       (4,332)
                                           ----------   ----------  ------------  -----------   ----------   ----------
Principal Transactions:
   Purchase Payments.....................      50,201       33,988     7,791,175    7,786,303       58,204       72,598
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,.......    (454,101)    (237,026)   (7,235,364)  (7,310,863)    (246,410)    (159,368)
   Annuity Benefit Payments..............          --           --            --           --           --           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General Account,
     Net.................................     (49,871)     (83,128)   26,183,039    3,676,573      132,125     (127,116)
   Contract Maintenance Charge...........      (3,125)      (3,930)      (20,356)     (22,383)      (1,280)      (1,715)
   Return Of Capital To VALIC............          --           --            --           --           --           --
   Capital Contributed By VALIC..........          --           --            --           --           --           --
                                           ----------   ----------  ------------  -----------   ----------   ----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions........................    (456,896)    (290,096)   26,718,494    4,129,630      (57,361)    (215,601)
                                           ----------   ----------  ------------  -----------   ----------   ----------
Total Increase (Decrease) In Net
  Assets.................................    (429,860)    (174,945)   27,409,853    6,562,550      (26,002)    (219,933)

Net Assets:
Beginning Of Period......................   3,900,322    4,075,267    82,874,734   76,312,184    1,804,434    2,024,367
                                           ----------   ----------  ------------  -----------   ----------   ----------
End Of Period............................  $3,470,462   $3,900,322  $110,284,587  $82,874,734   $1,778,432   $1,804,434
                                           ==========   ==========  ============  ===========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                       VALIC Company I                VALIC Company I               VALIC Company I
                                        Money Market I                 Mid Cap Index               Asset Allocation
                                             Fund                          Fund                          Fund
                                          Division 6                    Division 4                    Division 5
                                 ---------------------------  ------------------------------  --------------------------
                                   For The        For The        For The         For The        For The       For The
                                  Year Ended     Year Ended     Year Ended      Year Ended     Year Ended    Year Ended
                                 December 31,   December 31,   December 31,    December 31,   December 31,  December 31,
                                     2005           2004           2005            2004           2005          2004
                                 ------------  -------------  --------------  --------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)..................... $  5,875,836  $    (536,081) $    1,077,392  $   (2,170,818) $  2,639,481  $  1,638,189
   Net Realized Gains
     (Losses) From Securities
     Transactions...............           --             --     113,115,639      41,593,179    11,035,211     7,640,581
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.................           --             --      96,070,711     189,733,532    (9,239,145)    4,847,027
                                 ------------  -------------  --------------  --------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations........    5,875,836       (536,081)    210,263,742     229,155,893     4,435,547    14,125,797
                                 ------------  -------------  --------------  --------------  ------------  ------------
Principal Transactions:
   Purchase Payments............  150,573,573    146,268,019     220,925,933     206,166,999    11,097,936    11,962,141
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,...............  (56,501,634)   (70,411,586)   (130,247,560)   (118,542,391)  (15,090,654)  (16,213,015)
   Annuity Benefit
     Payments...................       (1,824)        (1,481)        (95,469)        (74,789)      (23,118)      (22,427)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General
     Account, Net...............  (95,583,537)  (123,904,222)     73,536,982      85,001,622   (28,104,223)    9,690,956
   Contract Maintenance
     Charge.....................     (150,723)      (141,707)       (462,120)       (418,084)      (49,931)      (56,915)
   Return Of Capital To
     VALIC......................           --             --              --              --            --            --
   Capital Contributed By
     VALIC......................           --             --              --              --            --            --
                                 ------------  -------------  --------------  --------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal
     Transactions...............   (1,664,145)   (48,190,977)    163,657,766     172,133,357   (32,169,990)    5,360,740
                                 ------------  -------------  --------------  --------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets........................    4,211,691    (48,727,058)    373,921,508     401,289,250   (27,734,443)   19,486,537

Net Assets:
Beginning Of Period.............  331,737,520    380,464,578   1,814,248,955   1,412,959,705   199,175,885   179,689,348
                                 ------------  -------------  --------------  --------------  ------------  ------------
End Of Period................... $335,949,211  $ 331,737,520  $2,188,170,463  $1,814,248,955  $171,441,442  $199,175,885
                                 ============  =============  ==============  ==============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                             VALIC Company I             VALIC Company I            VALIC Company I
                                          Government Securities            Stock Index                Stock Index
                                                  Fund                        Fund                       Fund
                                               Division 8                 Division 10A               Division 10B
                                       --------------------------  --------------------------  ------------------------
                                         For The       For The       For The       For The       For The      For The
                                        Year Ended    Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31, December 31,
                                           2005          2004          2005          2004          2005         2004
                                       ------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  2,934,479  $  2,414,391  $  1,220,569  $  1,439,705  $   222,177  $   255,225
   Net Realized Gains (Losses) From
     Securities Transactions..........   (1,470,638)   (2,041,678)   11,944,053     9,164,495    1,145,180      559,528
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      441,879     2,692,425    (5,074,268)   11,943,148     (552,507)   1,231,300
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................    1,905,720     3,065,138     8,090,354    22,547,348      814,850    2,046,053
                                       ------------  ------------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................    9,330,248    13,653,241       139,262     1,966,085     (724,788)       4,744
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................  (11,014,586)  (13,376,387)  (23,867,786)  (24,080,656)  (2,074,738)  (1,351,281)
   Annuity Benefit Payments...........      (34,816)       (3,199)     (730,207)     (802,438)    (110,611)    (126,126)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (11,595,706)  (19,747,858)   (3,525,141)   (2,933,712)    (154,199)    (141,130)
   Contract Maintenance Charge........      (38,323)      (46,369)           --            --           --           --
   Return Of Capital To VALIC.........           --            --            --            --           --           --
   Capital Contributed By VALIC.......           --            --            --            --           --           --
                                       ------------  ------------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  (13,353,183)  (19,520,572)  (27,983,872)  (25,850,721)  (3,064,336)  (1,613,793)
                                       ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................  (11,447,463)  (16,455,434)  (19,893,518)   (3,303,373)  (2,249,486)     432,260

Net Assets:
Beginning Of Period...................  124,934,334   141,389,768   256,839,514   260,142,887   22,050,561   21,618,301
                                       ------------  ------------  ------------  ------------  -----------  -----------
End Of Period......................... $113,486,871  $124,934,334  $236,945,996  $256,839,514  $19,801,075  $22,050,561
                                       ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                          VALIC Company I              VALIC Company I            VALIC Company I
                                            Stock Index                  Stock Index          International Equities
                                               Fund                         Fund                       Fund
                                           Division 10C                 Division 10D                Division 11
                                  ------------------------------  ------------------------  --------------------------
                                     For The         For The        For The      For The      For The       For The
                                    Year Ended      Year Ended     Year Ended   Year Ended   Year Ended    Year Ended
                                   December 31,    December 31,   December 31, December 31, December 31,  December 31,
                                       2005            2004           2005         2004         2005          2004
                                  --------------  --------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $   21,640,091  $   22,927,114  $   136,410  $   161,749  $  4,377,732  $    998,490
   Net Realized Gains (Losses)
     From Securities
     Transactions................    154,818,143     111,945,587    1,282,488      725,808    28,547,158     6,934,037
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    (34,392,638)    211,968,306     (533,216)   1,665,575    58,940,631    38,429,074
                                  --------------  --------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................    142,065,596     346,841,007      885,682    2,553,132    91,865,521    46,361,601
                                  --------------  --------------  -----------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments.............    365,198,197     370,497,521       (9,494)     273,154   106,995,327    50,139,389
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,................   (314,794,586)   (325,178,291)  (3,036,799)  (2,149,698)  (29,635,522)  (13,469,856)
   Annuity Benefit Payments......       (343,086)       (333,718)     (14,000)     (13,540)      (12,998)      (10,902)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................    (27,178,098)    (43,029,179)  (1,039,660)    (247,677)  103,364,065   173,027,674
   Contract Maintenance
     Charge......................     (1,161,588)     (1,254,816)     (11,228)     (13,670)     (117,105)      (73,385)
   Return Of Capital To
     VALIC.......................             --              --           --           --            --            --
   Capital Contributed By
     VALIC.......................             --              --           --           --            --            --
                                  --------------  --------------  -----------  -----------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......     21,720,839         701,517   (4,111,181)  (2,151,431)  180,593,767   209,612,920
                                  --------------  --------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................    163,786,435     347,542,524   (3,225,499)     401,701   272,459,288   255,974,521

Net Assets:
Beginning Of Period..............  4,033,548,380   3,686,005,856   29,256,422   28,854,721   377,853,305   121,878,784
                                  --------------  --------------  -----------  -----------  ------------  ------------
End Of Period.................... $4,197,334,815  $4,033,548,380  $26,030,923  $29,256,422  $650,312,593  $377,853,305
                                  ==============  ==============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                        VALIC Company I             VALIC Company I             VALIC Company I
                                       Social Awareness          Int'l Government Bond          Small Cap Index
                                             Fund                        Fund                        Fund
                                          Division 12                 Division 13                 Division 14
                                  --------------------------  --------------------------  --------------------------
                                    For The       For The       For The       For The       For The       For The
                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                      2005          2004          2005          2004          2005          2004
                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $    845,436  $  1,039,609  $  4,420,802  $  6,121,836  $    (93,566) $   (686,390)
   Net Realized Gains (Losses)
     From Securities
     Transactions................      624,380    (2,753,830)   13,000,094    18,295,335    41,319,587     5,481,842
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    9,649,605    40,100,566   (19,898,967)  (10,898,600)   (9,736,097)   82,300,912
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................   11,119,421    38,386,345    (2,478,071)   13,518,571    31,489,924    87,096,364
                                  ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments.............   25,527,795    35,797,003    10,379,229    12,355,921   123,138,950    89,811,244
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,................  (28,566,814)  (27,650,336)  (11,301,749)  (12,110,148)  (47,228,009)  (35,987,965)
   Annuity Benefit Payments......      (19,346)      (19,225)       (4,428)       (3,632)      (29,527)      (26,187)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (38,439,638)  (29,261,620)   (9,818,459)  (10,695,362)  111,891,605    95,905,952
   Contract Maintenance
     Charge......................     (141,387)     (173,080)      (46,761)      (51,969)     (216,281)     (170,218)
   Return Of Capital To
     VALIC.......................           --            --            --            --            --            --
   Capital Contributed By
     VALIC.......................           --            --            --            --            --            --
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (41,639,390)  (21,307,258)  (10,792,168)  (10,505,190)  187,556,738   149,532,826
                                  ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (30,519,969)   17,079,087   (13,270,239)    3,013,381   219,046,662   236,629,190

Net Assets:
Beginning Of Period..............  415,424,533   398,345,446   155,649,201   152,635,820   653,339,109   416,709,919
                                  ------------  ------------  ------------  ------------  ------------  ------------
End Of Period.................... $384,904,564  $415,424,533  $142,378,962  $155,649,201  $872,385,771  $653,339,109
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                       VALIC Company I              VALIC Company I               VALIC Company I
                                         Core Equity                Growth & Income            Science & Technology
                                             Fund                        Fund                          Fund
                                         Division 15                  Division 16                   Division 17
                                 ---------------------------  --------------------------  ------------------------------
                                    For The       For The       For The       For The        For The         For The
                                   Year Ended    Year Ended    Year Ended    Year Ended     Year Ended      Year Ended
                                  December 31,  December 31,  December 31,  December 31,   December 31,    December 31,
                                      2005          2004          2005          2004           2005            2004
                                 -------------  ------------  ------------  ------------  --------------  --------------
Operations:
   Net Investment Income
     (Loss)..................... $     371,027  $  1,176,149  $    304,732  $    (57,033) $  (11,349,217) $  (13,185,321)
   Net Realized Gains
     (Losses) From Securities
     Transactions...............   (22,869,870)  (29,967,264)   (2,757,362)   (8,431,658)   (225,667,769)   (242,703,729)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.................    36,894,200    68,207,193     2,960,791    23,802,379     256,412,844     244,722,707
                                 -------------  ------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net
  Assets From Operations........    14,395,357    39,416,078       508,161    15,313,688      19,395,858     (11,166,343)
                                 -------------  ------------  ------------  ------------  --------------  --------------
Principal Transactions:
   Purchase Payments............    19,568,708    33,232,093     6,325,951    11,148,802      84,708,104     134,626,527
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,...............   (46,621,688)  (46,523,912)  (13,407,705)  (15,339,904)    (95,927,555)   (105,817,592)
   Annuity Benefit
     Payments...................       (26,781)      (26,762)       (6,919)       (8,757)        (37,259)        (36,703)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General
     Account, Net...............   (75,465,022)  (61,060,381)  (18,648,113)  (29,097,511)   (212,374,499)   (170,687,171)
   Contract Maintenance
     Charge.....................      (184,629)     (220,476)      (46,500)      (55,954)       (603,844)       (739,923)
   Return Of Capital To
     VALIC......................            --            --            --            --              --              --
   Capital Contributed By
     VALIC......................            --            --            --            --              --              --
                                 -------------  ------------  ------------  ------------  --------------  --------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal
     Transactions...............  (102,729,412)  (74,599,438)  (25,783,286)  (33,353,324)   (224,235,053)   (142,654,862)
                                 -------------  ------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In Net
  Assets........................   (88,334,055)  (35,183,360)  (25,275,125)  (18,039,636)   (204,839,195)   (153,821,205)

Net Assets:
Beginning Of Period.............   590,342,911   625,526,271   168,266,737   186,306,373   1,336,651,387   1,490,472,592
                                 -------------  ------------  ------------  ------------  --------------  --------------
End Of Period................... $ 502,008,856  $590,342,911  $142,991,612  $168,266,737  $1,131,812,192  $1,336,651,387
                                 =============  ============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                        VALIC Company I            Templeton Global             VALIC Company I
                                           Small Cap               Asset Allocation         International Growth I
                                             Fund                        Fund                        Fund
                                          Division 18                 Division 19                 Division 20
                                  --------------------------  --------------------------  --------------------------
                                    For The       For The       For The       For The       For The       For The
                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                      2005          2004          2005          2004          2005          2004
                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $ (6,054,291) $ (6,029,901) $ 10,531,846  $  5,584,025  $  1,473,178  $ (1,460,294)
   Net Realized Gains (Losses)
     From Securities
     Transactions................   21,920,068     8,424,906     5,928,212     8,367,066     3,084,425    (4,874,523)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........   20,795,265   100,713,668    (6,048,581)   33,424,891    41,842,146    59,383,851
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................   36,661,042   103,108,673    10,411,477    47,375,982    46,399,749    53,049,034
                                  ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments.............   26,325,030    37,219,875    47,185,515    43,170,658    19,350,192    25,978,651
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,................  (52,966,433)  (81,262,501)  (29,199,226)  (57,606,269)  (32,501,083)  (50,068,409)
   Annuity Benefit Payments......      (24,305)      (29,757)      (53,522)      (30,922)      (21,707)      (19,489)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (51,945,279)  (45,306,628)   (4,682,260)    8,610,783   (31,300,931)  (26,673,469)
   Contract Maintenance
     Charge......................     (162,579)     (185,208)     (105,918)     (100,858)     (118,949)     (137,011)
   Return Of Capital To
     VALIC.......................           --            --            --            --            --            --
   Capital Contributed By
     VALIC.......................           --            --            --            --            --            --
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (78,773,566)  (89,564,219)   13,144,589    (5,956,608)  (44,592,478)  (50,919,727)
                                  ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (42,112,524)   13,544,454    23,556,066    41,419,374     1,807,271     2,129,307

Net Assets:
Beginning Of Period..............  666,347,926   652,803,472   375,998,187   334,578,813   409,506,124   407,376,817
                                  ------------  ------------  ------------  ------------  ------------  ------------
End Of Period.................... $624,235,402  $666,347,926  $399,554,253  $375,998,187  $411,313,395  $409,506,124
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                        VALIC Company I                Vanguard                    Vanguard
                                        Income & Growth       Long-Term Investment Grade      Long-Term Treasury
                                             Fund                        Fund                        Fund
                                          Division 21                 Division 22                 Division 23
                                  --------------------------  --------------------------  --------------------------
                                    For The       For The       For The       For The       For The       For The
                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                      2005          2004          2005          2004          2005          2004
                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $  2,171,564  $  1,969,587  $  9,184,890  $  8,474,575  $ 12,328,220  $ 11,997,898
   Net Realized Gains (Losses)
     From Securities
     Transactions................    4,637,454     1,804,983     2,595,434     1,608,930     5,404,526     3,976,172
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    1,117,542    22,503,671    (3,588,293)    3,816,478    (1,385,653)    1,404,477
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................    7,926,560    26,278,241     8,192,031    13,899,983    16,347,093    17,378,547
                                  ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments.............    6,164,268    18,560,421    29,484,045    31,548,961    39,309,408    45,991,986
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,................  (18,878,621)  (20,649,787)  (18,097,805)  (20,656,102)  (26,224,661)  (29,383,746)
   Annuity Benefit Payments......       (6,065)       (5,798)       (5,819)       (5,555)       (3,403)       (3,352)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (15,521,080)  (12,283,998)       10,221   (14,729,182)    9,560,357   (52,309,963)
   Contract Maintenance
     Charge......................      (71,174)      (80,425)      (61,181)      (64,564)     (102,752)     (113,518)
   Return Of Capital To
     VALIC.......................           --            --            --            --            --            --
   Capital Contributed By
     VALIC.......................           --            --            --            --            --            --
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (28,312,672)  (14,459,587)   11,329,461    (3,906,442)   22,538,949   (35,818,593)
                                  ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (20,386,112)   11,818,654    19,521,492     9,993,541    38,886,042   (18,440,046)

Net Assets:
Beginning Of Period..............  246,949,848   235,131,194   196,998,855   187,005,314   296,838,827   315,278,873
                                  ------------  ------------  ------------  ------------  ------------  ------------
End Of Period.................... $226,563,736  $246,949,848  $216,520,347  $196,998,855  $335,724,869  $296,838,827
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                      Vanguard                        Vanguard                        Putnam
                                     Windsor II                      Wellington                  New Opportunities
                                        Fund                            Fund                           Fund
                                     Division 24                     Division 25                    Division 26
                           ------------------------------  ------------------------------  ----------------------------
                              For The         For The         For The         For The         For The        For The
                             Year Ended      Year Ended      Year Ended      Year Ended      Year Ended     Year Ended
                            December 31,    December 31,    December 31,    December 31,    December 31,   December 31,
                                2005            2004            2005            2004            2005           2004
                           --------------  --------------  --------------  --------------  -------------  -------------
Operations:
   Net Investment
     Income (Loss)........ $   14,344,397  $   10,704,038  $   21,392,069  $   18,409,689  $  (5,392,951) $  (5,933,700)
   Net Realized Gains
     (Losses) From
     Securities
     Transactions.........     67,031,116       8,348,689      51,455,746      39,246,665    (30,219,756)   (59,608,427)
   Net Change In
     Unrealized
     Appreciation
     (Depreciation)
     During The
     Period...............      2,490,452     172,994,467      (5,729,879)     42,461,693     82,198,186    118,327,705
                           --------------  --------------  --------------  --------------  -------------  -------------
Increase (Decrease) In Net
  Assets From
  Operations..............     83,865,965     192,047,194      67,117,936     100,118,047     46,585,479     52,785,578
                           --------------  --------------  --------------  --------------  -------------  -------------
Principal Transactions:
   Purchase Payments......    189,174,291     166,303,770     164,875,054     169,655,567     29,270,637     61,755,767
   Surrenders Of
     Accumulation Units
     By Terminations
     And
     Withdrawals,.........   (117,995,312)   (119,355,377)    (98,631,687)    (97,507,859)   (48,628,267)   (79,884,798)
   Annuity Benefit
     Payments.............        (33,079)        (26,056)        (50,432)        (46,643)        (6,730)        (7,119)
   Amounts Transferred
     From (To) Other
     Divisions Or
     VALIC General
     Account, Net.........     58,068,484      35,955,075       6,091,794      20,131,904    (84,814,119)   (91,786,437)
   Contract Maintenance
     Charge...............       (390,393)       (383,403)       (353,387)       (346,999)      (246,003)      (300,312)
   Return Of Capital To
     VALIC................             --              --              --              --             --             --
   Capital Contributed
     By VALIC.............             --              --              --              --             --             --
                           --------------  --------------  --------------  --------------  -------------  -------------
   Increase (Decrease) In
     Net Assets
     Resulting From
     Principal
     Transactions.........    128,823,991      82,494,009      71,931,342      91,885,970   (104,424,482)  (110,222,899)
                           --------------  --------------  --------------  --------------  -------------  -------------
Total Increase (Decrease)
  In Net Assets...........    212,689,956     274,541,203     139,049,278     192,004,017    (57,839,003)   (57,437,321)

Net Assets:
Beginning Of Period.......  1,380,814,903   1,106,273,700   1,152,014,050     960,010,033    626,704,063    684,141,384
                           --------------  --------------  --------------  --------------  -------------  -------------
End Of Period............. $1,593,504,859  $1,380,814,903  $1,291,063,328  $1,152,014,050  $ 568,865,060  $ 626,704,063
                           ==============  ==============  ==============  ==============  =============  =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                          Putnam OTC                    Putnam                  VALIC Company I
                                       & Emerging Growth             Global Equity             Large Cap Growth
                                             Fund                        Fund                        Fund
                                          Division 27                 Division 28                 Division 30
                                  --------------------------  --------------------------  --------------------------
                                    For The       For The       For The       For The       For The       For The
                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                      2005          2004          2005          2004          2005          2004
                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $ (1,864,673) $ (2,078,230) $   (442,475) $ (2,691,914) $ (1,250,258) $ (4,097,918)
   Net Realized Gains (Losses)
     From Securities
     Transactions................  (22,107,625)  (21,710,423)  (20,464,495)  (35,529,147)  (23,828,696)  (30,295,237)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........   35,732,444    37,184,103    48,182,615    83,140,776    27,451,603    51,231,243
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................   11,760,146    13,395,450    27,275,645    44,919,715     2,372,649    16,838,088
                                  ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments.............   14,840,137    24,033,989    28,398,324    40,229,161    15,541,370    38,543,382
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,................  (14,945,649)  (16,714,689)  (29,792,124)  (39,126,245)  (33,651,882)  (59,469,543)
   Annuity Benefit Payments......       (1,727)       (1,715)       (5,594)       (4,247)       (3,846)       (2,363)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (36,191,270)  (35,786,217)  (41,481,991)  (54,772,274)  (60,530,436)  (57,826,468)
   Contract Maintenance
     Charge......................     (121,793)     (150,455)     (143,089)     (171,875)     (183,252)     (221,293)
   Return Of Capital To
     VALIC.......................           --            --            --            --            --            --
   Capital Contributed By
     VALIC.......................           --            --            --            --            --            --
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (36,420,302)  (28,619,087)  (43,024,474)  (53,845,480)  (78,828,046)  (78,976,285)
                                  ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (24,660,156)  (15,223,637)  (15,748,829)   (8,925,765)  (76,455,397)  (62,138,197)

Net Assets:
Beginning Of Period..............  215,262,455   230,486,092   394,179,703   403,105,468   417,343,754   479,481,951
                                  ------------  ------------  ------------  ------------  ------------  ------------
End Of Period.................... $190,602,299  $215,262,455  $378,430,874  $394,179,703  $340,888,357  $417,343,754
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                             American                      Templeton               VALIC Company II
                                           Century Ultra                    Foreign           International Small Cap Equity
                                               Fund                          Fund                        Fund
                                            Division 31                   Division 32                Division 33
                                  ------------------------------  --------------------------  -----------------------------
                                     For The         For The        For The       For The       For The         For The
                                    Year Ended      Year Ended     Year Ended    Year Ended    Year Ended      Year Ended
                                   December 31,    December 31,   December 31,  December 31,  December 31,    December 31,
                                       2005            2004           2005          2004          2005            2004
                                  --------------  --------------  ------------  ------------  ------------    ------------
Operations:
   Net Investment Income
     (Loss)...................... $   (9,044,587) $  (10,752,300) $  4,479,222  $  5,228,515  $   (223,083)   $   152,593
   Net Realized Gains (Losses)
     From Securities
     Transactions................    (21,861,863)    (24,299,403)   47,225,217    11,247,596     5,332,413      1,360,552
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period......................     38,588,915     134,900,035     4,756,284    62,155,951    23,861,653      2,356,920
                                  --------------  --------------  ------------  ------------   ------------   -----------
Increase (Decrease) In Net Assets
  From Operations................      7,682,465      99,848,332    56,460,723    78,632,062    28,970,983      3,870,065
                                  --------------  --------------  ------------  ------------   ------------   -----------
Principal Transactions:
   Purchase Payments.............     95,747,916     133,522,281    64,070,177    61,124,482    17,099,475      5,028,837
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals,............    (79,386,833)    (89,415,087)  (43,790,969)  (35,554,977)   (4,782,057)    (2,968,230)
   Annuity Benefit Payments......        (26,503)        (26,567)       (6,386)       (4,206)         (596)            --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (143,161,592)    (97,848,823)   24,259,856     5,131,154   180,402,289     (3,208,750)
   Contract Maintenance
     Charge......................       (398,918)       (467,748)     (155,345)     (149,412)      (51,970)       (11,324)
   Return Of Capital To
     VALIC.......................             --              --            --            --            --     (7,702,705)
   Capital Contributed By
     VALIC.......................             --              --            --            --            --             --
                                  --------------  --------------  ------------  ------------   ------------   -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......   (127,225,930)    (54,235,944)   44,377,333    30,547,041   192,667,141     (8,862,172)
                                  --------------  --------------  ------------  ------------   ------------   -----------
Total Increase (Decrease) In Net
  Assets.........................   (119,543,465)     45,612,388   100,838,056   109,179,103   221,638,124     (4,992,107)

Net Assets:
Beginning Of Period..............  1,128,828,243   1,083,215,855   551,047,401   441,868,298    24,887,809     29,879,916
                                  --------------  --------------  ------------  ------------   ------------   -----------
End Of Period.................... $1,009,284,778  $1,128,828,243  $651,885,457  $551,047,401  $246,525,933    $24,887,809
                                  ==============  ==============  ============  ============   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                            VALIC Company II           VALIC Company II          VALIC Company II
                                            Small Cap Growth           Small Cap Value            Mid Cap Growth
                                                  Fund                       Fund                      Fund
                                              Division 35                Division 36                Division 37
                                       -------------------------  -------------------------  ------------------------
                                         For The      For The       For The       For The      For The      For The
                                        Year Ended   Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                       December 31, December 31,  December 31,  December 31, December 31, December 31,
                                           2005         2004          2005          2004         2005         2004
                                       ------------ ------------  ------------  ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  (286,432) $   (264,013) $     (4,195) $     4,123  $  (332,916) $  (317,825)
   Net Realized Gains (Losses) From
     Securities Transactions..........   2,876,074       508,014    18,757,230    9,520,466    1,980,404   (1,202,550)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    (945,903)    3,727,562   (13,311,095)   4,010,059    3,038,579    6,638,085
                                       -----------  ------------  ------------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................   1,643,739     3,971,563     5,441,940   13,534,648    4,686,067    5,117,710
                                       -----------  ------------  ------------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   5,838,865     7,344,941    14,596,226   13,168,000    5,537,846    7,904,773
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................  (3,947,441)  (10,404,616)   (7,233,713)  (7,107,048)  (3,762,162)  (4,459,526)
   Annuity Benefit Payments...........        (335)         (240)       (2,608)      (2,589)          --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (2,955,875)     (945,931)   (9,657,911)  14,439,116   (4,888,853)  (4,585,703)
   Contract Maintenance Charge........     (12,344)      (13,300)      (24,459)     (23,654)     (14,308)     (17,036)
   Return Of Capital To VALIC.........          --    (4,864,345)           --   (6,853,203)          --   (3,807,741)
   Capital Contributed By VALIC.......          --            --            --           --           --           --
                                       -----------  ------------  ------------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  (1,077,130)   (8,883,491)   (2,322,465)  13,620,622   (3,127,477)  (4,965,233)
                                       -----------  ------------  ------------  -----------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................     566,609    (4,911,928)    3,119,475   27,155,270    1,558,590      152,477

Net Assets:
Beginning Of Period...................  42,538,518    47,450,446    92,174,373   65,019,103   48,181,803   48,029,326
                                       -----------  ------------  ------------  -----------  -----------  -----------
End Of Period......................... $43,105,127  $ 42,538,518  $ 95,293,848  $92,174,373  $49,740,393  $48,181,803
                                       ===========  ============  ============  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                            VALIC Company II            VALIC Company II          VALIC Company II
                                              Mid Cap Value           Capital Appreciation         Large Cap Value
                                                  Fund                        Fund                      Fund
                                               Division 38                Division 39                Division 40
                                       --------------------------  -------------------------  ------------------------
                                         For The       For The       For The      For The       For The      For The
                                        Year Ended    Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                       December 31,  December 31,  December 31, December 31,  December 31, December 31,
                                           2005          2004          2005         2004          2005         2004
                                       ------------  ------------  ------------ ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $ (1,784,578) $   (989,117) $   (59,644) $    (34,862) $   189,633  $   269,060
   Net Realized Gains (Losses) From
     Securities Transactions..........   31,312,596    27,677,681      308,629    (1,947,408)   5,493,517    5,149,957
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................   (4,678,509)    3,593,344      (23,876)    2,994,564   (1,699,046)      37,045
                                       ------------  ------------  -----------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................   24,849,509    30,281,908      225,109     1,012,294    3,984,104    5,456,062
                                       ------------  ------------  -----------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   49,052,218    44,523,636    1,123,882     1,755,805    5,504,163    7,514,254
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................  (20,344,931)  (22,490,566)  (2,608,169)   (9,534,748)  (4,220,266)  (5,510,696)
   Annuity Benefit Payments...........       (5,373)       (3,963)          --            --           --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   19,588,447    28,866,064     (648,566)     (782,577)   4,763,374    1,429,820
   Contract Maintenance Charge........      (72,228)      (63,026)      (2,338)       (2,693)     (11,686)     (11,257)
   Return Of Capital To VALIC.........           --    (5,892,692)          --    (2,068,643)          --   (3,361,678)
   Capital Contributed By VALIC.......           --            --           --            --           --           --
                                       ------------  ------------  -----------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   48,218,133    44,939,453   (2,135,191)  (10,632,856)   6,035,585       60,443
                                       ------------  ------------  -----------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................   73,067,642    75,221,361   (1,910,082)   (9,620,562)  10,019,689    5,516,505

Net Assets:
Beginning Of Period...................  240,734,545   165,513,184   12,572,122    22,192,684   46,005,315   40,488,810
                                       ------------  ------------  -----------  ------------  -----------  -----------
End Of Period......................... $313,802,187  $240,734,545  $10,662,040  $ 12,572,122  $56,025,004  $46,005,315
                                       ============  ============  ===========  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                            VALIC Company II           VALIC Company II            VALIC Company I
                                          Socially Responsible          Money Market II                Growth
                                                  Fund                       Fund                       Fund
                                              Division 41                 Division 44             Division 45 /(1)/
                                       -------------------------  --------------------------  ------------------------
                                         For The       For The      For The       For The       For The      For The
                                        Year Ended    Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                       December 31,  December 31, December 31,  December 31,  December 31, December 31,
                                           2005          2004         2005          2004          2005         2004
                                       ------------  ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $    688,147  $   250,669  $  1,496,290  $     84,356      $--      $   (11,222)
   Net Realized Gains (Losses) From
     Securities Transactions..........    6,852,700     (405,851)           (1)           (1)      --           27,231
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................   (1,880,194)   4,360,830             1             1       --         (144,627)
                                       ------------  -----------  ------------  ------------      ---      -----------
Increase (Decrease) In Net Assets From
  Operations..........................    5,660,653    4,205,648     1,496,290        84,356       --         (128,618)
                                       ------------  -----------  ------------  ------------      ---      -----------
Principal Transactions:
   Purchase Payments..................   36,151,103   11,727,609    40,877,668    41,949,848       --          228,946
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................   (6,682,038)  (3,011,792)  (13,297,079)  (18,967,055)      --         (354,784)
   Annuity Benefit Payments...........           --           --        (4,230)       (4,378)      --               --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............    8,857,734   71,694,810   (13,406,157)  (28,061,559)      --       (1,673,764)
   Contract Maintenance Charge........      (70,007)     (27,867)      (15,879)      (15,267)      --             (483)
   Return Of Capital To VALIC.........           --   (5,310,126)           --    (2,929,043)      --               --
   Capital Contributed By VALIC.......           --           --            --            --       --               --
                                       ------------  -----------  ------------  ------------      ---      -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   38,256,792   75,072,634    14,154,323    (8,027,454)      --       (1,800,085)
                                       ------------  -----------  ------------  ------------      ---      -----------
Total Increase (Decrease) In Net
  Assets..............................   43,917,445   79,278,282    15,650,613    (7,943,098)      --       (1,928,703)

Net Assets:
Beginning Of Period...................   93,843,249   14,564,967    66,252,093    74,195,191       --        1,928,703
                                       ------------  -----------  ------------  ------------      ---      -----------
End Of Period......................... $137,760,694  $93,843,249  $ 81,902,706  $ 66,252,093      $--      $        --
                                       ============  ===========  ============  ============      ===      ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                              VALIC Company I                 Janus               VALIC Company II
                                            Nasdaq-100 (R) Index        Adviser Worldwide         Aggressive Growth
                                                    Fund                      Fund                 Lifestyle Fund
                                                Division 46                Division 47               Division 48
                                         -------------------------  ------------------------  ------------------------
                                           For The       For The      For The      For The      For The      For The
                                          Year Ended    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         December 31,  December 31, December 31, December 31, December 31, December 31,
                                             2005          2004         2005         2004         2005         2004
                                         ------------  ------------ ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)......... $   (711,437) $  (351,589) $   (59,028) $  (238,587) $   477,756  $   178,149
   Net Realized Gains (Losses) From
     Securities Transactions............    5,366,688    7,840,515      (23,440)    (483,172)   2,863,638      291,196
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................   (5,025,782)      19,079    1,743,797    1,993,633      799,141    3,662,921
                                         ------------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations............................     (370,531)   7,508,005    1,661,329    1,271,874    4,140,535    4,132,266
                                         ------------  -----------  -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments....................   12,469,941   18,663,835    5,153,246    7,462,890    6,889,393    7,462,351
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,......   (6,749,588)  (8,383,509)  (2,551,524)  (3,727,113)  (2,940,535)  (2,379,938)
   Annuity Benefit Payments.............         (246)          --         (325)        (321)          --           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net.......................  (15,219,978)  (9,831,613)  (7,573,961)  (7,600,444)     314,736   (1,503,905)
   Contract Maintenance Charge..........      (29,973)     (34,135)     (15,701)     (19,597)     (17,263)     (16,508)
   Return Of Capital To VALIC...........           --           --           --           --     (975,081)  (5,748,028)
   Capital Contributed By VALIC.........           --           --           --           --           --           --
                                         ------------  -----------  -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................   (9,529,844)     414,578   (4,988,265)  (3,884,585)   3,271,250   (2,186,028)
                                         ------------  -----------  -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net
  Assets................................   (9,900,375)   7,922,583   (3,326,936)  (2,612,711)   7,411,785    1,946,238

Net Assets:
Beginning Of Period.....................   97,111,777   89,189,194   38,796,315   41,409,026   35,831,460   33,885,222
                                         ------------  -----------  -----------  -----------  -----------  -----------
End Of Period........................... $ 87,211,402  $97,111,777  $35,469,379  $38,796,315  $43,243,245  $35,831,460
                                         ============  ===========  ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                             VALIC Company II          VALIC Company II        Vanguard LifeStrategy
                                              Moderate Growth         Conservative Growth              Growth
                                              Lifestyle Fund            Lifestyle Fund                  Fund
                                                Division 49               Division 50               Division 52
                                         ------------------------  ------------------------  -------------------------
                                           For The      For The      For The      For The      For The      For The
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2005         2004         2005         2004         2005         2004
                                         ------------ ------------ ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)......... $   259,458  $   759,448  $   641,955  $   582,376  $   701,304  $    630,404
   Net Realized Gains (Losses) From
     Securities Transactions............   5,217,702      856,425    2,515,937      536,190    3,132,608     4,511,605
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................      (9,680)   4,211,765   (1,490,639)   1,162,170      543,160     2,042,776
                                         -----------  -----------  -----------  -----------  -----------  ------------
Increase (Decrease) In Net Assets From
  Operations............................   5,467,480    5,827,638    1,667,253    2,280,736    4,377,072     7,184,785
                                         -----------  -----------  -----------  -----------  -----------  ------------
Principal Transactions:
   Purchase Payments....................  14,483,083   15,162,570    6,034,981    5,946,427   16,351,227    16,992,675
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,......  (5,502,540)  (5,549,426)  (2,436,538)  (2,245,302)  (8,355,216)  (42,233,956)
   Annuity Benefit Payments.............          --           --           --           --         (668)           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net.......................    (302,747)    (757,795)     286,982     (108,850)     116,535     2,576,592
   Contract Maintenance Charge..........     (27,695)     (25,118)      (8,361)      (8,312)     (25,406)      (22,199)
   Return Of Capital To VALIC...........          --   (7,040,088)  (1,055,656)  (6,320,586)          --            --
   Capital Contributed By VALIC.........          --           --           --           --           --            --
                                         -----------  -----------  -----------  -----------  -----------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................   8,650,101    1,790,143    2,821,408   (2,736,623)   8,086,472   (22,686,888)
                                         -----------  -----------  -----------  -----------  -----------  ------------
Total Increase (Decrease) In Net
  Assets................................  14,117,581    7,617,781    4,488,661     (455,887)  12,463,544   (15,502,103)

Net Assets:
Beginning Of Period.....................  62,783,054   55,165,273   28,499,819   28,955,706   72,232,213    87,734,316
                                         -----------  -----------  -----------  -----------  -----------  ------------
End Of Period........................... $76,900,635  $62,783,054  $32,988,480  $28,499,819  $84,695,757  $ 72,232,213
                                         ===========  ===========  ===========  ===========  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                         Vanguard LifeStrategy      Vanguard LifeStrategy             Evergreen
                                            Moderate Growth          Conservative Growth           Special Values
                                                 Fund                        Fund                       Fund
                                              Division 53                Division 54                 Division 55
                                      --------------------------  -------------------------  --------------------------
                                        For The       For The       For The      For The       For The       For The
                                       Year Ended    Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                      December 31,  December 31,  December 31, December 31,  December 31,  December 31,
                                          2005          2004          2005         2004          2005          2004
                                      ------------  ------------  ------------ ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)...... $  1,356,605  $  1,203,130  $   685,343  $    585,933  $   (149,151) $   (214,082)
   Net Realized Gains (Losses)
     From Securities
     Transactions....................    3,214,808     4,933,118    1,053,398     1,091,728    41,549,906    12,698,023
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...............     (226,062)    1,313,707     (420,518)      537,709   (17,241,431)   20,271,630
                                      ------------  ------------  -----------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations....................    4,345,351     7,449,955    1,318,223     2,215,370    24,159,324    32,755,571
                                      ------------  ------------  -----------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments.................   21,508,373    22,352,208    7,896,966     9,222,022    48,768,225    41,711,866
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,....................  (11,070,382)  (53,183,339)  (3,732,452)  (10,025,375)  (18,997,871)  (15,794,587)
   Annuity Benefit Payments..........         (501)         (480)          --            --       (14,013)       (3,503)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net............    1,139,744     3,356,751     (432,995)    1,721,175    31,035,100    21,093,486
   Contract Maintenance Charge.......      (32,447)      (27,675)     (12,399)      (11,755)      (73,887)      (63,996)
   Return Of Capital To VALIC........           --            --           --            --            --            --
   Capital Contributed By
     VALIC...........................           --            --           --            --            --            --
                                      ------------  ------------  -----------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions....................   11,544,787   (27,502,535)   3,719,120       906,067    60,717,554    46,943,266
                                      ------------  ------------  -----------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets.............................   15,890,138   (20,052,580)   5,037,343     3,121,437    84,876,878    79,698,837

Net Assets:
Beginning Of Period..................   89,517,890   109,570,470   37,056,482    33,935,045   224,440,038   144,741,201
                                      ------------  ------------  -----------  ------------  ------------  ------------
End Of Period........................ $105,408,028  $ 89,517,890  $42,093,825  $ 37,056,482  $309,316,916  $224,440,038
                                      ============  ============  ===========  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                                Evergreen                  Evergreen              VALIC Company II
                                            Fundamental Large            Equity Income                Core Bond
                                                Cap Fund                      Fund                      Fund
                                               Division 56                Division 57                Division 58
                                       --------------------------  -------------------------  ------------------------
                                         For The       For The       For The       For The      For The      For The
                                        Year Ended    Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                       December 31,  December 31,  December 31,  December 31, December 31, December 31,
                                           2005          2004          2005          2004         2005         2004
                                       ------------  ------------  ------------  ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)....... $   (813,423) $   (153,938) $    183,528  $   264,736  $ 1,623,332  $ 1,255,457
   Net Realized Gains (Losses) From
     Securities Transactions..........    9,559,332     4,895,494     5,316,474    2,646,665     (343,005)     279,406
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      759,565     1,551,817    (4,338,481)   2,344,640     (458,759)      51,515
                                       ------------  ------------  ------------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................    9,505,474     6,293,373     1,161,521    5,256,041      821,568    1,586,378
                                       ------------  ------------  ------------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   32,939,678    17,923,862     7,953,975    9,867,661    8,583,588    8,540,333
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................   (5,720,697)   (1,840,990)   (2,367,371)  (2,299,515)  (3,761,763)  (3,059,436)
   Annuity Benefit Payments...........           --            --            --           --       (1,324)      (1,260)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   26,727,822    56,387,826   (41,408,750)  29,887,414    5,954,566    8,587,375
   Contract Maintenance Charge........      (72,704)      (31,352)      (25,351)     (33,109)     (12,309)     (11,026)
   Return Of Capital To VALIC.........           --            --            --           --           --   (6,240,105)
   Capital Contributed By VALIC.......           --            --            --           --           --           --
                                       ------------  ------------  ------------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   53,874,099    72,439,346   (35,847,497)  37,422,451   10,762,758    7,815,881
                                       ------------  ------------  ------------  -----------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................   63,379,573    78,732,719   (34,685,976)  42,678,492   11,584,326    9,402,259

Net Assets:
Beginning Of Period...................  101,258,218    22,525,499    59,453,215   16,774,723   42,199,263   32,797,004
                                       ------------  ------------  ------------  -----------  -----------  -----------
End Of Period......................... $164,637,791  $101,258,218  $ 24,767,239  $59,453,215  $53,783,589  $42,199,263
                                       ============  ============  ============  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                            VALIC Company II          VALIC Company II
                                             Strategic Bond              High Yield                   Janus
                                                  Fund                    Bond Fund                    Fund
                                              Division 59                Division 60               Division 61
                                       -------------------------  ------------------------  -------------------------
                                         For The       For The      For The      For The      For The      For The
                                        Year Ended    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                       December 31,  December 31, December 31, December 31, December 31, December 31,
                                           2005          2004         2005         2004         2005         2004
                                       ------------  ------------ ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  4,303,227  $ 3,646,906  $ 3,686,469  $ 4,387,179  $  (448,129) $   (520,370)
   Net Realized Gains (Losses) From
     Securities Transactions..........    3,160,013    3,668,673    2,027,036    2,774,422       53,336      (819,384)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................   (2,257,558)     153,632     (951,221)     807,979    1,797,050     3,204,809
                                       ------------  -----------  -----------  -----------  -----------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................    5,205,682    7,469,211    4,762,284    7,969,580    1,402,257     1,865,055
                                       ------------  -----------  -----------  -----------  -----------  ------------
Principal Transactions:
   Purchase Payments..................   31,077,766   23,002,307   13,407,939   11,538,354    7,288,359    10,939,694
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................   (8,318,749)  (5,719,593)  (6,205,067)  (5,408,158)  (3,761,032)   (5,805,301)
   Annuity Benefit Payments...........         (347)        (244)        (244)        (217)        (158)           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   27,639,483   15,116,146    2,507,496    7,212,009   (9,051,726)  (10,226,640)
   Contract Maintenance Charge........      (33,252)     (24,106)     (25,992)     (20,895)     (24,395)      (29,569)
   Return Of Capital To VALIC.........           --   (6,953,616)          --   (6,846,254)          --            --
   Capital Contributed By VALIC.......           --           --           --           --           --            --
                                       ------------  -----------  -----------  -----------  -----------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   50,364,901   25,420,894    9,684,132    6,474,839   (5,548,952)   (5,121,816)
                                       ------------  -----------  -----------  -----------  -----------  ------------
Total Increase (Decrease) In Net
  Assets..............................   55,570,583   32,890,105   14,446,416   14,444,419   (4,146,695)   (3,256,761)

Net Assets:
Beginning Of Period...................   92,286,605   59,396,500   67,780,413   53,335,994   54,778,358    58,035,119
                                       ------------  -----------  -----------  -----------  -----------  ------------
End Of Period......................... $147,857,188  $92,286,605  $82,226,829  $67,780,413  $50,631,663  $ 54,778,358
                                       ============  ===========  ===========  ===========  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                                 AIM Large               Credit Suisse               MSIF Trust
                                                Cap Growth             Small Cap Growth            Mid Cap Growth
                                                   Fund                      Fund                    Portfolio
                                                Division 62               Division 63               Division 64
                                         ------------------------  ------------------------  -------------------------
                                           For The      For The      For The      For The      For The       For The
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2005         2004         2005         2004         2005          2004
                                         ------------ ------------ ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)......... $  (153,660) $  (133,116) $  (512,453) $  (503,210) $   (808,718) $  (477,976)
   Net Realized Gains (Losses) From
     Securities Transactions............     711,981     (246,395)   2,773,661    3,646,061     3,986,222    1,267,963
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................     480,093    1,513,800   (4,604,625)     931,755    11,151,392    9,459,893
                                         -----------  -----------  -----------  -----------  ------------  -----------
Increase (Decrease) In Net Assets From
  Operations............................   1,038,414    1,134,289   (2,343,417)   4,074,606    14,328,896   10,249,880
                                         -----------  -----------  -----------  -----------  ------------  -----------
Principal Transactions:
   Purchase Payments....................   2,661,479    3,324,543    9,059,364   12,605,858    14,467,654   11,955,761
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,......  (1,247,900)  (1,298,199)  (3,847,411)  (3,984,864)   (5,830,009)  (3,387,760)
   Annuity Benefit Payments.............        (624)        (567)        (160)          --          (709)          --
   Amounts Transferred From (To)
     Other Divisions Or VALIC General
     Account, Net.......................     225,987     (237,035)  (9,822,513)   5,082,945    22,342,495   12,159,132
   Contract Maintenance Charge..........      (7,059)      (7,883)     (16,132)     (17,775)      (20,700)     (15,941)
   Return Of Capital To VALIC...........          --           --           --           --            --           --
   Capital Contributed By VALIC.........          --           --           --           --            --           --
                                         -----------  -----------  -----------  -----------  ------------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................   1,631,883    1,780,859   (4,626,852)  13,686,164    30,958,731   20,711,192
                                         -----------  -----------  -----------  -----------  ------------  -----------
Total Increase (Decrease) In Net
  Assets................................   2,670,297    2,915,148   (6,970,269)  17,760,770    45,287,627   30,961,072

Net Assets:
Beginning Of Period.....................  15,895,738   12,980,590   57,762,133   40,001,363    70,495,923   39,534,851
                                         -----------  -----------  -----------  -----------  ------------  -----------
End Of Period........................... $18,566,035  $15,895,738  $50,791,864  $57,762,133  $115,783,550  $70,495,923
                                         ===========  ===========  ===========  ===========  ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                                 Evergreen                    SIT                        SIT
                                              Special Equity            Small Cap Growth           Mid Cap Growth
                                                   Fund                       Fund                      Fund
                                                Division 65               Division 66                Division 67
                                         ------------------------  -------------------------  ------------------------
                                           For The      For The      For The       For The      For The      For The
                                          Year Ended   Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
                                         December 31, December 31, December 31,  December 31, December 31, December 31,
                                             2005         2004         2005          2004         2005         2004
                                         ------------ ------------ ------------  ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)......... $  (394,672) $  (412,376) $   (890,353) $  (734,880) $  (214,038) $  (178,766)
   Net Realized Gains (Losses) From
     Securities Transactions............   1,383,601    2,608,582     3,097,591    1,547,277    1,842,375      689,797
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................   1,466,908     (655,444)   12,863,112    3,819,393    1,414,124    2,261,310
                                         -----------  -----------  ------------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations............................   2,455,837    1,540,762    15,070,350    4,631,790    3,042,461    2,772,341
                                         -----------  -----------  ------------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments....................   8,322,374   12,198,230    15,023,246   20,011,841    3,135,134    3,952,793
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,......  (3,289,666)  (4,233,674)   (6,449,270)  (6,416,101)  (1,623,251)  (1,635,925)
   Annuity Benefit Payments.............      (1,067)      (1,225)         (235)        (214)        (263)          --
   Amounts Transferred From (To)
     Other Divisions Or VALIC General
     Account, Net.......................  (6,736,939)  (5,134,687)   17,763,191   (6,768,559)   3,472,541     (278,958)
   Contract Maintenance Charge..........     (15,202)     (17,360)      (29,867)     (31,765)      (6,743)      (7,104)
   Return Of Capital To VALIC...........          --           --            --           --           --           --
   Capital Contributed By VALIC.........          --           --            --           --           --           --
                                         -----------  -----------  ------------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................  (1,720,500)   2,811,284    26,307,065    6,795,202    4,977,418    2,030,806
                                         -----------  -----------  ------------  -----------  -----------  -----------
Total Increase (Decrease) In Net
  Assets................................     735,337    4,352,046    41,377,415   11,426,992    8,019,879    4,803,147

Net Assets:
Beginning Of Period.....................  44,190,153   39,838,107    84,819,342   73,392,350   21,468,992   16,665,845
                                         -----------  -----------  ------------  -----------  -----------  -----------
End Of Period........................... $44,925,490  $44,190,153  $126,196,757  $84,819,342  $29,488,871  $21,468,992
                                         ===========  ===========  ============  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                                                              Ariel                   Lou Holland
                                                  Ariel                   Appreciation                  Growth
                                                  Fund                        Fund                       Fund
                                               Division 68                 Division 69                Division 70
                                       --------------------------  --------------------------  ------------------------
                                         For The       For The       For The       For The       For The      For The
                                        Year Ended    Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31, December 31,
                                           2005          2004          2005          2004          2005         2004
                                       ------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $ (3,711,194) $ (3,460,999) $ (2,881,134) $ (3,226,616) $  (316,741) $  (182,891)
   Net Realized Gains (Losses) From
     Securities Transactions..........   57,365,445    24,002,051    32,585,478    18,278,168    1,859,242    1,776,832
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (53,117,542)   55,669,739   (21,194,291)   30,046,605   (2,131,404)   1,472,139
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................      536,709    76,210,791     8,510,053    45,098,157     (588,903)   3,066,080
                                       ------------  ------------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   96,429,558    89,530,227    63,989,850    80,273,316    4,980,034    5,972,016
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................  (40,983,981)  (32,207,342)  (33,186,296)  (34,891,133)  (2,852,399)  (2,505,821)
   Annuity Benefit Payments...........      (36,804)       (1,515)      (49,318)       (7,288)        (736)        (371)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (17,551,314)   93,828,749   (38,720,404)   (5,833,897)  (2,748,291)    (285,546)
   Contract Maintenance Charge........     (180,970)     (155,603)     (152,907)     (161,592)      (8,383)      (8,321)
   Return Of Capital To VALIC.........           --            --            --            --           --           --
   Capital Contributed By VALIC.......           --            --            --            --           --           --
                                       ------------  ------------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   37,676,489   150,994,516    (8,119,075)   39,379,406     (629,775)   3,171,957
                                       ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................   38,213,198   227,205,307       390,978    84,477,563   (1,218,678)   6,238,037

Net Assets:
Beginning Of Period...................  527,760,709   300,555,402   432,794,963   348,317,400   33,824,707   27,586,670
                                       ------------  ------------  ------------  ------------  -----------  -----------
End Of Period......................... $565,973,907  $527,760,709  $433,185,941  $432,794,963  $32,606,029  $33,824,707
                                       ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                              Dreyfus BASIC             VALIC Company I            VALIC Company I
                                        U.S. Mortgage Securities       Blue Chip Growth            Health Sciences
                                                  Fund                       Fund                       Fund
                                               Division 71                Division 72                Division 73
                                       --------------------------  ------------------------  --------------------------
                                         For The       For The       For The      For The      For The       For The
                                        Year Ended    Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                       December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                           2005          2004          2005         2004         2005          2004
                                       ------------  ------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)....... $  2,858,676  $  3,621,345  $  (393,018) $  (230,185) $ (1,535,111) $ (1,406,228)
   Net Realized Gains (Losses) From
     Securities Transactions..........     (843,645)      457,075    1,954,326    1,371,626    12,386,648    12,800,861
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      232,137    (2,314,004)   1,022,423    2,480,825     7,789,966     5,893,351
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................    2,247,168     1,764,416    2,583,731    3,622,266    18,641,503    17,287,984
                                       ------------  ------------  -----------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments..................   13,511,616    23,114,348    8,310,308    9,709,576    23,713,031    30,264,132
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,.....................   (7,778,615)   (9,751,819)  (4,020,924)  (4,539,243)  (12,613,778)  (12,190,491)
   Annuity Benefit Payments...........       (2,812)       (2,966)        (390)        (384)       (3,761)       (3,306)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (17,186,203)  (20,596,479)   4,007,541    2,386,340   (13,731,810)   14,526,744
   Contract Maintenance Charge........      (33,845)      (41,293)     (14,856)     (15,481)      (58,835)      (61,975)
   Return Of Capital To VALIC.........           --            --   (2,445,623)          --            --            --
   Capital Contributed By VALIC.......           --            --           --    2,205,000            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  (11,489,859)   (7,278,209)   5,836,056    9,745,808    (2,695,153)   32,535,104
                                       ------------  ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net
  Assets..............................   (9,242,691)   (5,513,793)   8,419,787   13,368,074    15,946,350    49,823,088

Net Assets:
Beginning Of Period...................   96,769,605   102,283,398   49,264,789   35,896,715   163,440,671   113,617,583
                                       ------------  ------------  -----------  -----------  ------------  ------------
End Of Period......................... $ 87,526,914  $ 96,769,605  $57,684,576  $49,264,789  $179,387,021  $163,440,671
                                       ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                    VALIC Company I       VALIC Company I   VALIC Company I          VALIC Company I
                                         Value            Broad Cap Value    Large Cap Core        Inflation Protected
                                          Fund                  Fund              Fund                     Fund
                                      Division 74         Division 75 /(6)/ Division 76 /(6)/       Division 77 /(2)/
                               -------------------------  ----------------  ----------------  -----------------------------
                                 For The       For The     For the Period    For the Period     For The     For the Period
                                Year Ended    Year Ended  December 5, 2005  December 5, 2005   Year Ended  December 17, 2004
                               December 31,  December 31, to December 31,   to December 31,   December 31,  to December 31,
                                   2005          2004           2005              2005            2005           2004
                               ------------  ------------ ----------------  ----------------  ------------ -----------------
Operations:
   Net Investment Income
     (Loss)................... $    145,871  $    21,748     $    4,356        $    2,527     $   533,315     $    7,350
   Net Realized Gains
     (Losses) From
     Securities
     Transactions.............    2,822,187      948,199             --                --          16,040             --
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period...............       17,760    1,454,949        (12,522)          (37,530)       (340,284)        (4,948)
                               ------------  -----------     ----------        ----------     -----------     ----------
Increase (Decrease) In Net
  Assets From Operations......    2,985,818    2,424,896         (8,166)          (35,003)        209,071          2,402
                               ------------  -----------     ----------        ----------     -----------     ----------
Principal Transactions:
   Purchase Payments..........   10,831,836    1,288,295             --                --       2,447,116             --
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,.............   (2,515,393)    (626,094)            --                --        (470,229)            --
   Annuity Benefit
     Payments.................           --           --             --                --              --             --
   Amounts Transferred
     From (To) Other
     Divisions Or VALIC
     General Account,
     Net......................  124,983,701    1,913,067             --                --       9,202,570             --
   Contract Maintenance
     Charge...................      (36,580)      (1,688)            --                --          (1,582)            --
   Return Of Capital To
     VALIC....................           --           --             --                --              --             --
   Capital Contributed By
     VALIC....................           --           --      2,500,000         2,500,000              --      5,000,000
                               ------------  -----------     ----------        ----------     -----------     ----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal
     Transactions.............  133,263,564    2,573,580      2,500,000         2,500,000      11,177,875      5,000,000
                               ------------  -----------     ----------        ----------     -----------     ----------
Total Increase (Decrease) In
  Net Assets..................  136,249,382    4,998,476      2,491,834         2,464,997      11,386,946      5,002,402

Net Assets:
Beginning Of Period...........   18,948,544   13,950,068             --                --       5,002,402             --
                               ------------  -----------     ----------        ----------     -----------     ----------
End Of Period................. $155,197,926  $18,948,544     $2,491,834        $2,464,997     $16,389,348     $5,002,402
                               ============  ===========     ==========        ==========     ===========     ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                                                  VALIC Company I          VALIC Company I
                                                                    VALIC Ultra       Large Capital Growth Fund
                                                                        Fund                     Fund
                                                                  Division 78 /(6)/       Division 79 /(3)/
                                                                  ----------------  ------------------------------
                                                                   For the Period     For The     For the Period
                                                                  December 5, 2005   Year Ended  December 17, 2004
                                                                  to December 31,   December 31,  to December 31,
                                                                        2005            2005           2004
                                                                  ----------------  ------------ -----------------
Operations:
   Net Investment Income (Loss)..................................    $       --     $    18,952     $     1,070
   Net Realized Gains (Losses) From Securities Transactions......            --              --              --
   Net Change In Unrealized Appreciation (Depreciation) During
     The Period..................................................       (52,500)        489,857          79,998
                                                                     ----------     -----------     -----------
Increase (Decrease) In Net Assets From Operations................       (52,500)        508,809          81,068
                                                                     ----------     -----------     -----------
Principal Transactions:
   Purchase Payments.............................................            --              --              --
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals,................................................            --              --              --
   Annuity Benefit Payments......................................            --              --              --
   Amounts Transferred From (To) Other Divisions Or VALIC
     General Account, Net........................................            --              --              --
   Contract Maintenance Charge...................................            --              --              --
   Return Of Capital To VALIC....................................            --              --              --
   Capital Contributed By VALIC..................................     2,500,000              --      10,000,000
                                                                     ----------     -----------     -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions................................................     2,500,000              --      10,000,000
                                                                     ----------     -----------     -----------
Total Increase (Decrease) In Net Assets..........................     2,447,500         508,809      10,081,068

Net Assets:
Beginning Of Period..............................................            --      10,081,068              --
                                                                     ----------     -----------     -----------
End Of Period....................................................    $2,447,500     $10,589,877     $10,081,068
                                                                     ==========     ===========     ===========

                                                                    AIG SunAmerica      AIG SunAmerica      AIG SunAmerica
                                                                  2010 High Watermark 2015 High Watermark 2020 High Watermark
                                                                         Fund                Fund                Fund
                                                                   Division 80 /(5)/   Division 81 /(5)/   Division 82 /(5)/
                                                                  ------------------- ------------------- -------------------
                                                                    For the Period      For the Period      For the Period
                                                                   February 18, 2005   February 18, 2005   February 18, 2005
                                                                    to December 31,     to December 31,     to December 31,
                                                                         2005                2005                2005
                                                                  ------------------- ------------------- -------------------
Operations:
   Net Investment Income (Loss)..................................     $   367,816         $   251,351         $   93,222
   Net Realized Gains (Losses) From Securities Transactions......         141,380             180,261             63,088
   Net Change In Unrealized Appreciation (Depreciation) During
     The Period..................................................        (220,989)             52,516             64,355
                                                                      -----------         -----------         ----------
Increase (Decrease) In Net Assets From Operations................         288,207             484,128            220,665
                                                                      -----------         -----------         ----------
Principal Transactions:
   Purchase Payments.............................................       8,660,296           6,663,313          3,337,959
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals,................................................        (411,006)           (318,068)           (35,456)
   Annuity Benefit Payments......................................              --                  --                 --
   Amounts Transferred From (To) Other Divisions Or VALIC
     General Account, Net........................................      16,355,683          12,363,858          3,835,586
   Contract Maintenance Charge...................................          (4,684)             (2,926)            (1,439)
   Return Of Capital To VALIC....................................              --                  --                 --
   Capital Contributed By VALIC..................................              --                  --                 --
                                                                      -----------         -----------         ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions................................................      24,600,289          18,706,177          7,136,650
                                                                      -----------         -----------         ----------
Total Increase (Decrease) In Net Assets..........................      24,888,496          19,190,305          7,357,315

Net Assets:
Beginning Of Period..............................................              --                  --                 --
                                                                      -----------         -----------         ----------
End Of Period....................................................     $24,888,496         $19,190,305         $7,357,315
                                                                      ===========         ===========         ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                                                    VALIC Company I             VALIC Company I
                                                                Mid Cap Strategic Growth    Small Cap Special Values
                                                                          Fund                        Fund
                                                                   Division 83 /(4)/           Division 84 /(6)/
                                                             ------------------------------ ------------------------
                                                               For The     For the Period        For the Period
                                                              Year Ended  December 17, 2004     December 5, 2005
                                                             December 31,  to December 31,      to December 31,
                                                                 2005           2004                  2005
                                                             ------------ ----------------- ------------------------
Operations:
   Net Investment Income (Loss)............................. $        --     $     1,555           $    5,764
   Net Realized Gains (Losses) From Securities Transactions.          --              --                   --
   Net Change In Unrealized Appreciation (Depreciation)
     During The Period......................................   1,320,203          99,997              (90,035)
                                                             -----------     -----------           ----------
Increase (Decrease) In Net Assets From Operations...........   1,320,203         101,552              (84,271)
                                                             -----------     -----------           ----------
Principal Transactions:
   Purchase Payments........................................          --              --                   --
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals,...........................................          --              --                   --
   Annuity Benefit Payments.................................          --              --                   --
   Amounts Transferred From (To) Other Divisions Or VALIC
     General Account, Net...................................          --              --                   --
   Contract Maintenance Charge..............................          --              --                   --
   Return Of Capital To VALIC...............................          --              --                   --
   Capital Contributed By VALIC.............................          --      10,000,000            5,000,000
                                                             -----------     -----------           ----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.................................          --      10,000,000            5,000,000
                                                             -----------     -----------           ----------
Total Increase (Decrease) In Net Assets.....................   1,320,203      10,101,552            4,915,729

Net Assets:
Beginning Of Period.........................................  10,101,552              --                   --
                                                             -----------     -----------           ----------
End Of Period............................................... $11,421,755     $10,101,552           $4,915,729
                                                             ===========     ===========           ==========

                                                               VALIC Company I     VALIC Company I    VALIC Company I
                                                             Small Cap Strategic Small Cap Aggressive  Global Equity
                                                                 Growth Fund         Growth Fund            Fund
                                                              Division 85 /(6)/   Division 86 /(6)/   Division 87 /(6)/
                                                             ------------------- -------------------- ----------------
                                                               For the Period       For the Period     For the Period
                                                              December 5, 2005     December 5, 2005   December 5, 2005
                                                               to December 31,     to December 31,    to December 31,
                                                                    2005                 2005               2005
                                                             ------------------- -------------------- ----------------
Operations:
   Net Investment Income (Loss).............................     $       --           $       --         $    1,903
   Net Realized Gains (Losses) From Securities Transactions.             --                   --                 --
   Net Change In Unrealized Appreciation (Depreciation)
     During The Period......................................        (10,000)             (47,500)             4,985
                                                                 ----------           ----------         ----------
Increase (Decrease) In Net Assets From Operations...........        (10,000)             (47,500)             6,888
                                                                 ----------           ----------         ----------
Principal Transactions:
   Purchase Payments........................................             --                   --                 --
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals,...........................................             --                   --                 --
   Annuity Benefit Payments.................................             --                   --                 --
   Amounts Transferred From (To) Other Divisions Or VALIC
     General Account, Net...................................             --                   --                 --
   Contract Maintenance Charge..............................             --                   --                 --
   Return Of Capital To VALIC...............................             --                   --                 --
   Capital Contributed By VALIC.............................      2,500,000            2,500,000          2,500,000
                                                                 ----------           ----------         ----------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions.................................      2,500,000            2,500,000          2,500,000
                                                                 ----------           ----------         ----------
Total Increase (Decrease) In Net Assets.....................      2,490,000            2,452,500          2,506,888

Net Assets:
Beginning Of Period.........................................             --                   --                 --
                                                                 ----------           ----------         ----------
End Of Period...............................................     $2,490,000           $2,452,500         $2,506,888
                                                                 ==========           ==========         ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)


                                                                      VALIC Company I   VALIC Company I
                                                                      Global Strategy    Foreign Value
                                                                            Fund              Fund
                                                                      Division 88 /(6)/ Division 89 /(6)/
                                                                      ----------------  ----------------
                                                                       For the Period    For the Period
                                                                      December 5, 2005  December 5, 2005
                                                                      to December 31,   to December 31,
                                                                            2005              2005
                                                                      ----------------  ----------------
Operations:
   Net Investment Income (Loss)......................................    $    4,532        $      792
   Net Realized Gains (Losses) From Securities Transactions..........            --                --
   Net Change In Unrealized Appreciation (Depreciation) During
     The Period......................................................        65,009            24,998
                                                                         ----------        ----------
Increase (Decrease) In Net Assets From Operations....................        69,541            25,790
                                                                         ----------        ----------
Principal Transactions:
   Purchase Payments.................................................            --                --
   Surrenders Of Accumulation Units By Terminations And Withdrawals,.            --                --
   Annuity Benefit Payments..........................................            --                --
   Amounts Transferred From (To) Other Divisions Or VALIC General
     Account, Net                                                                --                --
   Contract Maintenance Charge.......................................            --                --
   Return Of Capital To VALIC........................................            --                --
   Capital Contributed By VALIC......................................     5,000,000         2,500,000
                                                                         ----------        ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions....................................................     5,000,000         2,500,000
                                                                         ----------        ----------
Total Increase (Decrease) In Net Assets..............................     5,069,541         2,525,790

Net Assets:
Beginning Of Period..................................................            --                --
                                                                         ----------        ----------
End Of Period........................................................    $5,069,541        $2,525,790
                                                                         ==========        ==========

--------
/(1)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.
/(2)/ Fund commenced operations on December 17, 2004.
/(3)/ Fund commenced operations on December 17, 2004. Fund number was changed from Division 76 to Division 79.
/(4)/ Fund commenced operations on December 17, 2004. Fund number was changed from Division 75 to Division 83.
/(5)/ Funds commenced operations on February 18, 2005.
/(6)/ Funds commenced operations on December 5, 2005.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

1. Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and
Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective August 19, 2004, the Vanguard Long Term Corporate Fund changed its name to the Vanguard Long Term Investment-Grade Fund. Effective August 27, 2004, the VALIC Company I Growth Fund was closed. Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the VALIC Company II International Small Cap Equity Fund. As of December 17, 2004, the VALIC Company I Mid Capital Growth Fund, the VALIC Company I Large Capital Growth Fund and the VALIC Company I Inflation Protected Fund were added to the Separate Account by VALIC's investment in these funds. These funds will not become available to contract holders until the 2006 calendar year.

On January 1, 2005, the VALIC Company I Mid Capital Growth Fund changed from Division 75 to Division 83 and the VALIC Company I Large Capital Growth Fund changed from Division 76 to Division 79.

As of February 18, 2005, the SunAmerica 2010 High Watermark Fund, the SunAmerica 2015 High Watermark Fund and the SunAmerica 2020 High Watermark Fund were added.

Effective August 1, 2005, the Evergreen Growth & Income Fund changed its name to the Evergreen Fundamental Large Cap Fund. Effective September 19, 2005, the VALIC Company I Mid Capital Growth Fund changed its name to the VALIC Company I Mid Cap Strategic Growth Fund.

As of December 5, 2005, the VALIC Company I Broad Cap Value Fund, the VALIC Company I Large Cap Core Fund, the VALIC Company I VALIC Ultra Fund, the VALIC Company I Small Cap Special Values Fund, the VALIC Company I Small Cap Strategic Growth Fund, the VALIC Company I Small Cap Aggressive Growth Fund, the VALIC Company I Global Equity Fund, the VALIC Company I Global Strategy Fund and the VALIC Company I Foreign Value Fund were added to the Separate Account by VALIC's investment in these funds. These funds will not become available to contract holders until the 2006 calendar year.

The Separate Account is comprised of eighty four sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

VALIC Company I Funds

Capital Conservation Fund (Division 1 and 7)
Money Market I Fund (Division 2 and 6)
Mid Cap Index Fund (Division 4)
Asset Allocation Fund (Division 5)
Government Securities Fund (Division 8)
Stock Index Fund (Divisions 10A, B, C, and D)
International Equities Fund (Division 11)
Social Awareness Fund (Division 12)
International Government Bond Fund (Division 13)
Small Cap Index Fund (Division 14)
Core Equity Fund (Division 15)
Growth & Income Fund (Division 16)
Science & Technology Fund (Division 17)
Small Cap Fund (Division 18)
International Growth I Fund (Division 20)
Income & Growth Fund (Division 21)
Large Cap Growth Fund (Division 30)
Nasdaq-100(R) Index Fund (Division 46)
Blue Chip Growth Fund (Division 72)
Health Sciences Fund (Division 73)
Value Fund (Division 74)
Broad Cap Value Fund (Division 75)
Large Cap Core Fund (Division 76)
Inflation Protected Fund (Division 77)
VALIC Ultra Fund (Division 78)
Large Capital Growth Fund (Division 79)
Mid Capital Growth Fund (Division 83)
Small Cap Special Values Fund (Division 84)
Small Cap Strategic Growth Fund (Division 85)
Small Cap Aggressive Growth Fund (Division 86)
Global Equity Fund (Division 87)
Global Strategy Fund (Division 88)
Foreign Value Fund (Division 89)

VALIC Company II Funds

International Small Cap Equity Fund (Division 33)
Small Cap Growth Fund (Division 35)
Small Cap Value Fund (Division 36)
Mid Cap Growth Fund (Division 37)
Mid Cap Value Fund (Division 38)
Capital Appreciation Fund (Division 39)
Large Cap Value Fund (Division 40)
Socially Responsible Fund (Division 41)
Money Market II Fund (Division 44)
Aggressive Growth Lifestyle Fund (Division 48)
Moderate Growth Lifestyle Fund (Division 49)
Conservative Growth Lifestyle Fund (Division 50)
Core Bond Fund (Division 58)
Strategic Bond Fund (Division 59)
High Yield Bond Fund (Division 60)

Other Funds

Templeton Global Asset Allocation Fund (Division 19) Vanguard Long-Term Investment-Grade Fund (Division 22) Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Windsor II Fund (Division 24)
Vanguard Wellington Fund (Division 25)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)
Putnam Global Equity Fund (Division 28)
American Century Ultra Fund (Division 31)
Templeton Foreign Fund (Division 32)
Janus Adviser Worldwide Fund (Division 47)
Vanguard LifeStrategy Growth Fund (Division 52)
Vanguard LifeStrategy Moderate Growth Fund (Division 53) Vanguard LifeStrategy Conservative Growth Fund (Division 54) Evergreen Special Values Fund (Division 55)
Evergreen Growth & Income Fund (Division 56)
Evergreen Equity Income Fund (Division 57)
Janus Fund (Division 61)
AIM Large Cap Growth Fund (Division 62)
Credit Suisse Small Cap Growth Fund (Division 63)
MSIF Trust Mid Cap Growth Portfolio (Division 64)
Evergreen Special Equity Fund (Division 65)
SIT Small Cap Growth Fund (Division 66)
SIT Mid Cap Growth Fund (Division 67)
Ariel Fund (Division 68)
Ariel Appreciation Fund (Division 69)
Lou Holland Growth Fund (Division 70)
Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71) SunAmerica 2010 High Watermark Fund (Division 80)
SunAmerica 2010 High Watermark Fund (Division 81)
SunAmerica 2010 High Watermark Fund (Division 82)

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the eighty four divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds, which value their investment securities at fair value, on the trade date. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. No mortality transfers occurred during the current reporting period.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC.

The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

 Divisions                              Risk Charges
 ---------                              ------------
 10B                                    0.85% on the first $10 million
                                        0.425% on the next $90 million
                                        0.21% on the excess over $100 million

 1, 2, 4 through 8, 10A, 10C, 10D, 11   0.60% - 1.00%
 through 18, 20, 21, 30, 33, 35
 through 41, 44 through 46, 48 through
 50, 58 through 60, 72 through 89

 19, 22 through 28, 31, 32, 47, 52      0.85% - 1.25%
 through 57, 61 through 71

 Potentia Product                       0.95% - 1.45%

 4, 6, 10C, 12, 14, 16, 17, 26 through
 28, 31, 35, 39, 47 through 50, 58,
 59, 78, 79, 83, 87

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 Divisions                              Expense Limitations
 ---------                              -------------------
 10A                                    1.4157% on the first $359,065,787
                                        1.36% on the next $40,934,213
                                        1.32% on the excess over $400 million

 10B                                    0.6966% on the first $25,434,267
                                        0.50% on the first $74,565,733
                                        0.25% on the excess over $100 million

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements of expenses are included in the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 Divisions                              Expense Reduction
 ---------                              -----------------
 22, 23, 26 through 28, 32, 33, 35      0.25%
 through 41, 44, 47 through 50, 55
 through 71

 31                                     0.21%

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $7,174,979 and $7,426,718 for the years ended December 31, 2005 and 2004, respectively. The account maintenance charges are paid by redemption of units outstanding.

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $7,510,509 and $7,387,854 for the years ended December 31, 2005 and 2004, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account.

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $14,479 and $513 for the year ended December 31, 2005, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $15,234 and $816 for the year ended December 31, 2004, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, 58 through 60, 74 through 79, and 83 through 89 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2005 consist of the following:

                                                                 Cost of     Proceeds from
Underlying Fund                                   Division   Shares Acquired  Shares Sold
---------------                                 ------------ --------------- -------------
VALIC Company I Capital Conservation Fund......    1 & 7      $ 53,109,549   $ 23,841,883
VALIC Company I Money Market I Fund............    2 & 6       191,974,713    199,919,367
VALIC Company I Mid Cap Index Fund.............      4         432,587,006    196,785,537
VALIC Company I Asset Allocation Fund..........      5          31,716,281     50,531,427
VALIC Company I Government Securities Fund.....      8          19,050,720     29,013,638
VALIC Company I Stock Index Fund............... 10A, B, C, D   556,835,584    466,569,823
VALIC Company I International Equities Fund....      11        348,852,812    164,537,114
VALIC Company I Social Awareness Fund..........      12         36,704,717     76,986,753
VALIC Company I International Government Bond
  Fund.........................................      13         34,492,566     29,281,110
VALIC Company I Small Cap Index Fund...........      14        310,386,128     95,018,061
VALIC Company I Core Equity Fund...............      15         25,908,527    125,007,775
VALIC Company I Growth & Income Fund...........      16         10,792,507     35,215,274
VALIC Company I Science & Technology Fund......      17         54,409,170    283,918,559
VALIC Company I Small Cap Fund.................      18         35,543,459    124,501,354
Templeton Global Asset Allocation Fund.........      19         80,561,587     55,745,548
VALIC Company I International Growth I Fund....      20         34,085,608     77,533,355
VALIC Company I Income & Growth Fund...........      21         22,474,741     44,306,794
Vanguard LT Investment-Grade Fund..............      22         60,961,174     39,634,243
Vanguard LT Treasury Fund......................      23         85,700,711     47,243,241
Vanguard Windsor II Fund.......................      24        309,176,444    142,238,699
Vanguard Wellington Fund.......................      25        278,495,881    143,329,645
Putnam New Opportunities Fund..................      26         23,778,732    134,433,826
Putnam OTC & Emerging Growth Fund..............      27         14,245,153     52,911,515
Putnam Global Equity Fund......................      28         31,301,265     77,303,472
VALIC Company I Large Cap Growth Fund..........      30         16,735,993     94,771,975
American Century Ultra Fund....................      31         60,359,626    191,142,298
Templeton Foreign Fund.........................      32        142,439,260     62,039,818
VALIC Company II International Small Cap Equity
  Fund.........................................      33        210,809,262     16,088,222
VALIC Company II Small Cap Growth Fund.........      35          9,467,120     11,137,894
VALIC Company II Small Cap Value Fund..........      36         35,181,417     33,598,768
VALIC Company II Mid Cap Growth Fund...........      37          8,079,381     11,772,480
VALIC Company II Mid Cap Value Fund............      38        100,423,406     39,191,662
VALIC Company II Capital Appreciation Fund.....      39          2,570,198      4,692,851
VALIC Company II Large Cap Value Fund..........      40         21,806,987     11,650,962
VALIC Company II Socially Responsible Fund.....      41        136,188,208     95,175,711
VALIC Company II Money Market II Fund..........      44         91,574,168     75,255,049
VALIC Company I Nasdaq-100(R) Index Fund.......      46         25,555,656     35,229,110
Janus Adviser Worldwide Fund...................      47          5,590,504     10,564,603
VALIC Company II Aggressive Growth Lifestyle
  Fund.........................................      48         12,556,542      9,630,850
VALIC Company II Moderate Growth Lifestyle
  Fund.........................................      49         23,022,183     15,357,599
VALIC Company II Conservative Growth Lifestyle
  Fund.........................................      50       $ 13,135,171   $  9,497,861
Vanguard LifeStrategy Growth Fund..............      52         26,271,671     20,093,341
Vanguard LifeStrategy Moderate Growth Fund.....      53         32,542,775     25,253,159
Vanguard LifeStrategy Conservative Growth
  Fund.........................................      54         12,868,477     11,212,701
Evergreen Special Values Fund..................      55        131,378,776     36,681,416
Evergreen Fundamental Large Cap Fund...........      56        150,512,826     94,425,480
Evergreen Equity Income Fund...................      57         21,607,369     55,939,626
VALIC Company II Core Bond Fund................      58         35,509,141     27,080,588

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments (Continued)

                                                         Cost of     Proceeds from
Underlying Fund                             Division Shares Acquired  Shares Sold
---------------                             -------- --------------- -------------
VALIC Company II Strategic Bond Fund.......    59       72,542,371    15,164,895
VALIC Company II High Yield Bond Fund......    60       39,979,269    25,038,449
Janus Fund.................................    61        7,510,017    13,260,880
AIM Large Cap Growth Fund..................    62        6,094,055     5,609,751
Credit Suisse Small Cap Growth Fund........    63       10,704,071    15,550,964
MSIF Trust Mid Cap Growth Portfolio........    64       44,659,591    14,355,837
Evergreen Special Equity Fund..............    65       10,407,586    14,040,970
SIT Small Cap Growth Fund..................    66       42,181,476    15,948,534
SIT Mid Cap Growth Fund....................    67       11,429,545     6,625,694
Ariel Fund.................................    68      151,171,081    76,616,573
Ariel Appreciation Fund....................    69       70,850,547    60,081,801
Lou Holland Growth Fund....................    70        8,673,884     9,240,734
Dreyfus BASIC U.S. Mortgage Securities
  Fund.....................................    71       16,733,427    24,584,517
VALIC Company I Blue Chip Growth Fund......    72       20,123,607    13,868,998
VALIC Company I Health Sciences Fund.......    73       34,742,466    30,674,849
VALIC Company I Value Fund.................    74      151,811,350    17,131,592
VALIC Company I Broad Cap Value
  Fund /(2)/...............................    75        2,504,356            --
VALIC Company I Large Cap Core
  Fund /(2)/...............................    76        2,502,527            --
VALIC Company I Inflation Protected Fund...    77       14,406,628     2,686,763
VALIC Company I VALIC Ultra Fund /(2)/.....    78        2,500,000            --
VALIC Company I Large Capital Growth
  Fund /(3)/...............................    79           18,952            --
AIG SunAmerica 2010 High Watermark
  Fund /(1)/...............................    80       27,519,455     2,470,914
AIG SunAmerica 2015 High Watermark
  Fund /(1)/...............................    81       20,990,083     1,900,286
AIG SunAmerica 2020 High Watermark
  Fund /(1)/...............................    82        8,010,998       728,866
VALIC Company I Mid Cap Strategic Growth
  Fund /(4)/...............................    83               --            --
VALIC Company I Small Cap Special Values
  Fund /(2)/...............................    84        5,005,764            --
VALIC Company I Small Cap Strategic Growth
  Fund /(2)/...............................    85        2,500,000            --
VALIC Company I Small Cap Aggressive Growth
  Fund /(2)/...............................    86        2,500,000            --
VALIC Company I Global Equity Fund /(2)/...    87        2,501,903            --
VALIC Company I Global Strategy
  Fund /(2)/...............................    88        5,004,532            --
VALIC Company I Foreign Value Fund /(2)/...    89        2,500,792            --

--------
/(1)/ Funds commenced operations on February 18, 2005.
/(2)/ Funds commenced operations on December 5, 2005.
/(3)/ The VALIC Company I Large Capital Growth Fund moved from Division 76 to
      Division 79.
/(4)/ The VALIC Company I Mid Cap Strategic Growth Fund moved from Division 75 to Division 83.

                               Separate Account A
                                       of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
    in Units Outstanding

The accumulation units
 outstanding and analysis      VALIC                       VALIC                   VALIC                    VALIC
 of the increase             Company I                   Company I               Company I                Company I
(decrease) in units           Capital                     Capital                  Money                    Money
 outstanding as of          Conservation               Conservation               Market I                 Market I
 December 31, 2005.             Fund                       Fund                    Fund                     Fund
                             Division 1                 Division 7               Division 2               Division 6
                            --------------------------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................          1.00%/(2)(3)(4)(5)/       1.00%/(2)(3)(4)(5)/      1.00%/(2)(3)(4)(5)/        1.45%/(1)/
                            -----------                ----------                ---------                -----------
Accumulation Unit Value..     4.8858384                 2.7360248                2.7946502                  1.0113302
Net Assets Attributable
 to Accumulation Units
 Outstanding ............     3,470,462                90,642,501                1,778,432                    334,600
                            ===========                ==========                =========                ===========

Accumulation Units Issued        78,705                14,042,922                  274,526                    423,743
Accumulation Units
 Redeemed ...............      (172,855)               (6,680,812)                (294,892)                  (289,342)
                            -----------                ----------                ---------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............       (94,150)                7,362,110                  (20,366)                   134,401
Beginning Accumulation
 Units Outstanding ......       804,610                25,769,058                  656,880                    196,451
                            -----------                ----------                ---------                -----------
Ending Accumulation Units
 Outstanding ............       710,459                33,131,168                  636,513                    330,852
                            ===========                ==========                =========                ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                    0.80%/(2)/                                          1.00%/(2)(3)(4)(5)/
                                                       ----------                                         -----------
Accumulation Unit Value .                               2.8438409                                           1.9732742
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                              19,198,725                                         253,833,521
                                                       ==========                                         ===========

Accumulation Units Issued                               3,583,366                                          68,091,996
Accumulation Units
 Redeemed ...............                              (1,211,605)                                        (68,922,121)
                                                       ----------                                         -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                               2,371,761                                            (830,125)
Beginning Accumulation
 Units Outstanding ......                               4,379,224                                         129,484,961
                                                       ----------                                         -----------
Ending Accumulation Units
 Outstanding ............                               6,750,984                                         128,654,836
                                                       ==========                                         ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                    0.60%/(2)/                                          0.95%/(1)/
                                                       ----------                                         -----------
Accumulation Unit Value                                 2.9600951                                           1.0136357
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                 388,159                                                   -
                                                       ==========                                         ===========

Accumulation Units Issued                                  25,379                                                   -
Accumulation Units
 Redeemed ...............                                 (74,465)                                                  -
                                                       ----------                                         -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                 (49,087)                                                  -
Beginning Accumulation
 Units Outstanding ......                                 180,217                                                   -
                                                       ----------                                         -----------
Ending Accumulation Units
 Outstanding ............                                 131,131                                                   -
                                                       ==========                                         ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                                                                        0.80%/(2)/
                                                                                                          -----------
Accumulation Unit Value                                                                                     2.0515444
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                                                                  57,714,855
                                                                                                          ===========

Accumulation Units Issued                                                                                  15,397,603
Accumulation Units
 Redeemed ...............                                                                                 (14,198,971)
                                                                                                          -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                                                                   1,198,632
Beginning Accumulation
 Units Outstanding ......                                                                                  26,933,761
                                                                                                          -----------
Ending Accumulation Units
 Outstanding ............                                                                                  28,132,393
                                                                                                          ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                                                                        0.60%/(2)/
                                                                                                          -----------
Accumulation Unit Value                                                                                     2.1353456
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                                                                  24,040,271
                                                                                                          ===========

Accumulation Units Issued                                                                                   3,947,406
Accumulation Units
 Redeemed ...............                                                                                  (5,175,548)
                                                                                                          -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                                                                  (1,228,142)
Beginning Accumulation
 Units Outstanding ......                                                                                  12,486,400
                                                                                                          -----------
Ending Accumulation Units
 Outstanding ............                                                                                  11,258,258
                                                                                                          ===========

The accumulation units
 outstanding and analysis     VALIC                        VALIC
 of the increase            Company I                    Company I
(decrease) in units          Mid Cap                       Asset
 outstanding as of            Index                      Allocation
 December 31, 2005.           Fund                         Fund
                            Division 4                   Division 5
                            ----------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................            1.45%/(1)/                 1.00%/(2)(3)(4)(5)/
                            -------------                -----------
Accumulation Unit Value .       1.3512948                  4.4811444
Net Assets Attributable
 to Accumulation Units
 Outstanding ............         303,301                159,903,705
                            =============                ===========

Accumulation Units Issued         283,741                  2,637,941
Accumulation Units
 Redeemed ...............        (182,447)                (9,549,200)
                            -------------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............         101,294                 (6,911,259)
Beginning Accumulation
 Units Outstanding ......         123,159                 42,597,633
                            -------------                -----------
Ending Accumulation Units
 Outstanding ............         224,452                 35,686,374
                            =============                ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................            1.00%/(2)(3)(4)(5)/        0.80%/(2)/
Accumulation Unit Value .       9.3174056                  4.6759210
Net Assets Attributable
 to Accumulation Units
 Outstanding ............   1,849,879,135                 10,974,631
                            =============                ===========

Accumulation Units Issued      27,156,317                  1,154,586
Accumulation Units
 Redeemed ...............     (15,712,335)                (1,571,269)
Increase (Decrease) in
 Accumulation Units
 Outstanding ............      11,443,982                   (416,683)
Beginning Accumulation
 Units Outstanding ......     187,108,554                  2,763,735
                            -------------                -----------
Ending Accumulation Units
 Outstanding ............     198,552,536                  2,347,052
                            =============                ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................            0.95%/(1)/                 0.60%/(2)/
                            -------------                -----------
Accumulation Unit Value .       1.5082290                  4.8897551
Net Assets Attributable
 to Accumulation Units
 Outstanding ............               -                    334,451
                            =============                ============

Accumulation Units Issued           3,721                     17,418
Accumulation Units
 Redeemed ...............         (17,997)                   (53,528)
                            -------------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............         (14,276)                   (36,110)
Beginning Accumulation
 Units Outstanding ......          14,276                    104,508
                            -------------                ------------
Ending Accumulation Units
 Outstanding ............               -                     68,398
                            =============                ============

Contracts with Mortality
 and Expense Risk Charge
 of: ....................            0.80%/(2)/
                            -------------
Accumulation Unit Value .       9.7377272
Net Assets Attributable
 to Accumulation Units
 Outstanding ............     289,614,890
                            =============

Accumulation Units Issued       9,364,190
Accumulation Units
 Redeemed ...............      (3,132,661)
                            -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............       6,231,528
Beginning Accumulation
 Units Outstanding ......      23,510,000
                            -------------
Ending Accumulation Units
 Outstanding ............      29,741,528
                            =============

Contracts with Mortality
 and Expense Risk Charge
 of: ....................            0.60%/(2)/
Accumulation Unit Value .      10.2016410
Net Assets Attributable
 to Accumulation Units
 Outstanding ............      47,196,422
                            =============

Accumulation Units Issued       1,014,628
Accumulation Units
 Redeemed ...............        (539,015)
Increase (Decrease) in
 Accumulation Units
 Outstanding ............         475,613
Beginning Accumulation
 Units Outstanding ......       4,150,743
                            -------------
Ending Accumulation Units
 Outstanding ............       4,626,356
                            =============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
    in Units Outstanding (Continued)

The accumulation units
 outstanding and analysis      VALIC                      VALIC                      VALIC                  VALIC
 of the increase             Company I                  Company I                  Company I              Company I
 (decrease) in units         Government                   Stock                      Stock                  Stock
 outstanding as of           Securities                   Index                      Index                  Index
 December 31, 2005.            Fund                       Fund                       Fund                   Fund
                            Division 8                 Division 10A               Division 10B          Division 10C
                            --------------------------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: .....................         1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/      0.4335%/(3)/              1.45%/(1)/
                            -----------                -----------                -----------           -------------
Accumulation Unit
 Value ...................    2.7762329                 23.1122911                 38.6382758               0.9343725
Net Assets Attributable
 to Accumulation Units
 Outstanding .............  101,240,288                231,699,806                 19,336,803                 120,376
                            ===========                ===========                ===========           =============

Accumulation Units
 Issued ..................    3,690,121                    127,567                      7,169                 152,426
Accumulation Units
 Redeemed ................   (8,416,737)                (1,336,432)                   (85,486)               (133,913)
                            -----------                -----------                -----------           -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............   (4,726,616)                (1,208,865)                   (78,317)                 18,513
Beginning Accumulation
 Units Outstanding .......   41,196,575                 11,233,826                    578,774                 110,317
                            -----------                -----------                -----------           -------------
Ending Accumulation Units
 Outstanding .............   36,469,959                 10,024,961                    500,457                 128,830
                            ===========                ===========                ===========           =============

Contracts with Mortality
 and Expense Risk
 Charge of: ..............         0.80%/(2)/                                                                    1.00%/(2)(3)(4)(5)/
                            -----------                                                                 -------------
Accumulation Unit Value ..    2.8856537                                                                     4.9060308
Net Assets Attributable to
 Accumulation Units
 Outstanding .............   11,297,968                                                                 3,541,909,930
                            ===========                                                                 =============

Accumulation Units
 Issued ..................    1,470,355                                                                    50,879,750
Accumulation Units
 Redeemed ................   (1,513,640)                                                                  (62,281,752)
                            -----------                                                                 -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............      (43,285)                                                                  (11,402,002)
Beginning Accumulation
 Units Outstanding .......    3,958,504                                                                   733,408,190
                            -----------                                                                 -------------
Ending Accumulation
 Units Outstanding .......    3,915,219                                                                   722,006,187
                            ===========                                                                 =============

Contracts with Mortality
 and Expense Risk
 Charge of: ..............         0.60%/(2)/                                                                    0.95%/(1)/
                            -----------                                                                 -------------
Accumulation Unit Value ..    3.0035726                                                                     1.2816284
Net Assets Attributable to
 Accumulation Units
 Outstanding .............      707,711                                                                             -
                            ===========                                                                 =============

Accumulation Units
 Issued ..................       47,992                                                                           572
Accumulation Units
 Redeemed ................     (107,995)                                                                         (754)
                            -----------                                                                 -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............      (60,003)                                                                         (182)
Beginning Accumulation
 Units Outstanding .......      295,626                                                                           182
                            -----------                                                                 -------------
Ending Accumulation
 Units Outstanding .......      235,623                                                                             -
                            ===========                                                                 =============

Contracts with Mortality
 and Expense Risk
 Charge of: ..............                                                                                       0.80%/(2)/
                                                                                                        -------------
Accumulation Unit Value ..                                                                                  5.0822664
Net Assets Attributable
 to Accumulation
 Units Outstanding .......                                                                                530,615,133
                                                                                                        =============

Accumulation Units
 Issued ..................                                                                                 27,679,909
Accumulation Units
 Redeemed ................                                                                                (11,183,270)
                                                                                                        -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............                                                                                 16,496,639
Beginning Accumulation
 Units Outstanding .......                                                                                 87,908,580
                                                                                                        -------------
Ending Accumulation Units
 Outstanding .............                                                                                104,405,219
                                                                                                        =============

Contracts with Mortality
 and Expense Risk
 Charge of: ..............                                                                                       0.60%/(2)/
                                                                                                        -------------
Accumulation Unit Value ..                                                                                  5.2766906
Net Assets Attributable to
 Accumulation Units
 Outstanding .............                                                                                120,532,518
                                                                                                        =============

Accumulation Units
 Issued ..................                                                                                  2,294,869
Accumulation Units
 Redeemed ................                                                                                 (3,603,201)
                                                                                                        -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............                                                                                 (1,308,332)
Beginning Accumulation
 Units Outstanding .......                                                                                 24,150,777
                                                                                                        -------------
Ending Accumulation Units
 Outstanding .............                                                                                 22,842,446
                                                                                                        =============

The accumulation units
 outstanding and analysis      VALIC                      VALIC                     VALIC
 of the increase             Company I                  Company I                  Company I
 (decrease) in units          Stock                    International                Social
 outstanding as of            Index                      Equities                 Awareness
 December 31, 2005.            Fund                        Fund                      Fund
                            Division 10D               Division 11                Division 12
-----------------------------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk
 Charge of: ..............         1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/        1.45%/(1)/

Accumulation Unit Value ..    8.6947881                  1.6410067                  0.9342760
Net Assets Attributable
 to Accumulation Units
 Outstanding .............   25,894,772                552,046,183                     19,702
                            ===========                ===========                ===========

Accumulation Units
 Issued ..................       24,636                187,957,834                     18,510
Accumulation Units
 Redeemed ................     (512,956)               (88,386,573)                   (21,489)
                            -----------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............     (488,319)                99,571,261                     (2,980)
Beginning Accumulation
 Units Outstanding .......    3,466,865                236,854,403                     24,067
                            -----------                -----------                -----------
Ending Accumulation Units
 Outstanding .............    2,978,546                336,425,664                     21,087
                            ===========                ===========                ===========

Contracts with Mortality
 and Expense Risk
 Charge of: ..............                                    0.80%/(2)/                 1.00%/(2)(3)(4)(5)/
                                                       -----------                -----------
Accumulation Unit Value ..                               1.6945817                  3.7416273
Net Assets Attributable to
 Accumulation Units
 Outstanding .............                              96,215,366                330,409,665
                                                       ===========                ===========

Accumulation Units
 Issued ..................                              42,524,445                  4,022,260
Accumulation Units
 Redeemed ................                             (14,105,072)               (17,230,207)
                                                       -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............                              28,419,373                (13,207,947)
Beginning Accumulation
 Units Outstanding .......                              28,358,868                101,522,959
                                                       -----------                -----------
Ending Accumulation
 Units Outstanding .......                              56,778,241                 88,315,012
                                                       ===========                ===========

Contracts with Mortality
 and Expense Risk
 Charge of: ..............                                    0.60%/(2)/                 0.95%/(1)/
                                                       -----------                -----------
Accumulation Unit Value ..                               1.7506347                  1.2615327
Net Assets Attributable to
 Accumulation Units
 Outstanding .............                               1,896,131                          -
                                                       ===========                ===========

Accumulation Units
 Issued ..................                                 787,332                          -
Accumulation Units
 Redeemed ................                                (203,193)                         -
                                                       -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............                                 584,139                          -
Beginning Accumulation
 Units Outstanding .......                                 498,972                          -
                                                       -----------                -----------
Ending Accumulation
 Units Outstanding .......                               1,083,111                          -
                                                       ===========                ===========

Contracts with Mortality
 and Expense Risk
 Charge of: ..............                                                               0.80%/(2)/
                                                                                  -----------
Accumulation Unit Value ..                                                          3.8580463
Net Assets Attributable
 to Accumulation
 Units Outstanding .......                                                         50,700,298
                                                                                  ===========

Accumulation Units
 Issued ..................                                                          4,491,881
Accumulation Units
 Redeemed ................                                                         (2,763,894)
                                                                                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............                                                          1,727,987
Beginning Accumulation
 Units Outstanding .......                                                         11,413,457
                                                                                  -----------
Ending Accumulation Units
 Outstanding .............                                                         13,141,444
                                                                                  ===========

Contracts with Mortality
 and Expense Risk
 Charge of: ..............                                                               0.60%/(2)/
                                                                                  -----------
Accumulation Unit Value ..                                                          3.9856377
Net Assets Attributable to
 Accumulation Units
 Outstanding .............                                                          3,557,149
                                                                                  ===========

Accumulation Units
 Issued ..................                                                             64,974
Accumulation Units
 Redeemed ................                                                           (180,410)
                                                                                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding .............                                                           (115,437)
Beginning Accumulation
 Units Outstanding .......                                                          1,007,928
                                                                                  -----------
Ending Accumulation Units
 Outstanding .............                                                            892,492
                                                                                  ===========

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
     in Units Outstanding (Continued)

The accumulation units
 outstanding and            VALIC
 analysis of the          Company I                    VALIC                                                  VALIC
 increase (decrease)        Int'l                   Company I                    VALIC                    Company I
 in units outstanding    Government                  Small Cap                  Company I                   Growth &
 as of December 31,         Bond                       Index                   Core Equity                  Income
 2005.                      Fund                       Fund                       Fund                       Fund
                         Division 13                Division 14                Division 15                Division 16
                         -----------------------------------------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: ......         1.00%/(2)(3)(4)(5)/        1.45%/(1)/                 1.00%/(2)(3)(4)(5)/        1.45%/(1)/
                         -----------                -----------                -----------                -----------
Accumulation Unit Value    2.2034566                  1.2844086                  2.1411635                  0.9062256
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........  122,993,745                    140,329                437,982,132                     40,108
                         ===========                ===========                ===========                ===========

Accumulation Units
 Issued ...............    5,250,016                    112,603                  3,512,004                     24,235
Accumulation Units
 Redeemed .............  (10,270,679)                   (99,438)               (50,395,270)                    (3,664)
                         -----------                -----------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........   (5,020,663)                    13,165                (46,883,267)                    20,571
Beginning Accumulation
 Units Outstanding ....   60,844,213                     96,091                251,456,490                     23,689
                         -----------                -----------                -----------                -----------
Ending Accumulation
Units Outstanding .....   55,823,550                    109,256                204,573,223                     44,260
                         ===========                ===========                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of: ......         0.80%/(2)/                 1.00%/(2)(3)(4)(5)/        0.80%/(2)/                 1.00%/(2)(3)(4)(5)/
                         -----------                -----------                -----------                -----------
Accumulation Unit Value    2.2653293                  3.3376298                  2.1890046                  2.1851748
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........   17,613,828                733,254,664                 58,556,851                128,882,619
                         ===========                ===========                ===========                ===========

Accumulation Units
 Issued ...............    2,155,487                 67,890,081                  5,153,674                  2,198,842
Accumulation Units
 Redeemed .............   (1,838,178)               (21,614,236)                (6,867,739)               (13,899,593)
                         -----------                -----------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........      317,309                 46,275,845                 (1,714,065)               (11,700,751)
Beginning Accumulation
 Units Outstanding ....    7,458,086                173,433,640                 28,464,512                 70,686,111
                         -----------                -----------                -----------                -----------
Ending Accumulation
Units Outstanding .....    7,775,394                219,709,484                 26,750,447                 58,985,361
                         ===========                ===========                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of: ......         0.60%/(2)/                 0.95%/(1)/                 0.60%/(2)/                 0.95%/(1)/
                         -----------                -----------                -----------                -----------
Accumulation Unit
 Value ................     2.3308677                  1.4694136                  2.2407339                  1.2379061
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........    1,690,176                          -                  5,120,978                          -
                         ===========                ===========                ===========                ===========

Accumulation Units
 Issued ...............      203,636                      4,491                    103,093                      2,303
Accumulation Units
 Redeemed .............     (411,303)                    (4,491)                  (783,883)                    (2,303)
                         -----------                -----------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........     (207,667)                         -                   (680,790)                         -
Beginning Accumulation
 Units Outstanding ....      932,794                          -                  2,966,192                          -
                         -----------                -----------                -----------                -----------
Ending Accumulation
 Units Outstanding ....      725,127                          -                  2,285,402                          -
                         ===========                ===========                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of: ......                                    0.80%/(2)/                                            0.80%/(2)/
                                                    -----------                                           -----------
Accumulation Unit
 Value ................                                3.4255462                                             2.2341103
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........                             126,535,052                                            13,302,928
                                                    ===========                                           ===========

Accumulation Units
 Issued ...............                              16,862,842                                             1,817,319
Accumulation Units
 Redeemed .............                              (4,641,300)                                           (1,958,758)
                                                    -----------                                           -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........                              12,221,543                                              (141,439)
Beginning Accumulation
 Units Outstanding ....                              24,717,107                                             6,095,902
                                                    -----------                                           -----------
Ending Accumulation
 Units Outstanding ....                              36,938,650                                             5,954,464
                                                    ===========                                           ===========

Contracts with
 Mortality and Expense
 Risk Charge of: ......                                    0.60%/(2)/                                            0.60%/(2)/
                                                    -----------                                           -----------
Accumulation Unit
 Value ................                                3.5206086                                             2.2869162
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........                              11,996,170                                               674,966
                                                    ===========                                           ===========

Accumulation Units
 Issued ...............                               1,219,528                                                45,029
Accumulation Units
 Redeemed .............                                (823,620)                                             (128,642)
                                                    -----------                                           -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........                                 395,908                                               (83,612)
Beginning Accumulation
 Units Outstanding ....                               3,011,505                                               378,755
                                                    -----------                                           -----------
Ending Accumulation
 Units Outstanding ....                                3,407,414                                               295,142
                                                    ===========                                           ===========

The accumulation units
 outstanding and
 analysis of the            VALIC                                                Templeton
 increase (decrease)       Company I                    VALIC                      Global
 in units outstanding      Science &                  Company I                    Asset
 as of December 31,       Technology                  Small Cap                  Allocation
 2005.                       Fund                       Fund                        Fund
                          Division 17                Division 18                 Division 19
                         --------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: ......          1.45%/(1)/                 1.00%/(2)/(3)(4)(5)/         1.25%/(2)/
                         ------------                -----------                  -----------
Accumulation Unit
 Value ................     0.5110139                  2.6845454                    2.6397185
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........        12,471                552,826,187                  333,582,091
                         ============                ===========                  ===========

Accumulation Units
 Issued ...............        33,922                  5,615,510                   15,830,527
Accumulation Units
 Redeemed .............       (33,365)               (37,897,946)                 (15,280,784)
                         ------------                -----------                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........           557                (32,282,436)                     549,742
Beginning Accumulation
 Units Outstanding ....        23,846                238,225,870                  125,830,414
                         ------------                -----------                  -----------
Ending Accumulation
 Units Outstanding ....        24,403                205,943,433                  126,380,157
                         ============                ===========                  ===========

Contracts with
 Mortality and Expense
 Risk Charge of: ......          1.00%/(2)(3)(4)(5)/        0.80%/(2)/                   1.05%/(2)/
                         ------------                -----------                  -----------
Accumulation Unit
 Value ................     2.2022746                  2.7566626                    2.7287064
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........   954,965,516                 55,820,168                   56,134,719
                         ============                ===========                  ===========

Accumulation Units
 Issued ...............     8,213,202                  6,758,378                    8,496,359
Accumulation Units
 Redeemed .............  (110,197,916)                (4,873,808)                  (3,935,487)
                         ------------                -----------                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........  (101,984,714)                 1,884,571                    4,560,872
Beginning Accumulation
 Units Outstanding ....   535,674,505                 18,364,613                   16,011,044
                         ------------                -----------                  -----------
Ending Accumulation
 Units Outstanding ....   433,689,791                 20,249,184                   20,571,916
                         ============                ===========                  ===========

Contracts with
 Mortality and Expense
 Risk Charge of: ......          0.95%/(1)/                 0.60%/(2)/                   0.85%/(2)/
Accumulation Unit
 Value ................     1.2323329                  2.8426594                    2.8255404
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........             -                 15,225,700                    9,364,562
                         ============                ===========                  ===========

Accumulation Units
 Issued ...............             -                    508,502                      636,534
Accumulation Units
 Redeemed .............             -                 (1,396,613)                    (655,987)
                         ------------                -----------                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........             -                   (888,111)                     (19,453)
Beginning Accumulation
 Units Outstanding ....             -                  6,244,257                    3,333,708
                         ------------                -----------                  -----------
Ending Accumulation
 Units Outstanding ....             -                  5,356,147                    3,314,255
                         ============                ===========                  ===========

Contracts with
 Mortality and Expense
 Risk Charge of: ......          0.80%/(2)/
                         ------------
Accumulation Unit
 Value ................     2.2510385
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........   147,694,970
                         ============

Accumulation Units
 Issued ...............    12,967,848
Accumulation Units
 Redeemed .............   (16,473,193)
                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........    (3,505,345)
Beginning Accumulation
 Units Outstanding ....    69,117,271
                         ------------
Ending Accumulation
 Units Outstanding ....    65,611,927
                         ============

Contracts with
 Mortality and Expense
 Risk Charge of: ......          0.60%/(2)/
                         ------------
Accumulation Unit
 Value ................     2.3043021
Net Assets Attributable
 to Accumulation Units
 Outstanding ..........    28,550,085
                         ============

Accumulation Units
 Issued ...............     1,580,997
Accumulation Units
 Redeemed .............    (3,111,749)
                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........    (1,530,752)
Beginning Accumulation
 Units Outstanding ....    13,920,657
                         ------------
Ending Accumulation
 Units Outstanding ....    12,389,905
                         ============

                                       52

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
    in Units Outstanding (Continued)

The accumulation units
 outstanding and analysis      VALIC                     VALIC
 of the increase             Company I                 Company I                  Vangurard                   Vangurard
 (decrease) in units        International              Income &                   Long-Term                   Long-Term
 outstanding as of           Growth I                   Growth                    Corporate                   Treasury
 December 31, 2005.            Fund                      Fund                        Fund                       Fund
                             Division 20              Division 21                Division 22                Division 23
                           --------------------------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................         1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/       1.00%/(2)(3)(4)(5)/       1.00%/(2)(3)(4)(5)/
                           -----------                -----------               -----------               -----------
Accumulation Unit
 Value ..................    1.8618703                  1.6367649                 1.8746319                 1.9169494
Net Assets Attributable
 to Accumulation Units
 Outstanding ............  361,539,124                185,677,324               173,508,132               272,323,996
                           ===========                ===========               ===========               ===========

Accumulation Units Issued    7,420,601                  6,694,399                18,439,313                24,775,084
Accumulation Units
 Redeemed ...............  (34,358,080)               (19,186,850)              (14,809,975)              (16,502,896)
                           -----------                -----------               -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............  (26,937,479)               (12,492,451)                3,629,338                 8,272,188
Beginning Accumulation
 Units Outstanding ......  221,133,105                125,944,347                88,934,347               133,801,993
                           -----------                -----------               -----------               -----------
Ending Accumulation
 Units Outstanding ......  194,195,625                113,451,896                92,563,685               142,074,181
                           ===========                ===========               ===========               ===========

Contracts with Mortality
 and Expense Risk
 Charge of: .............         0.80%(2)                   0.80%(2)                  0.80%(2)                 0.80%(2)
                           -----------                -----------               -----------               -----------
Accumulation Unit
 Value ..................    1.9112311                  1.6977336                 1.9630249                 1.9899003
Net Assets Attributable
 to Accumulation Units
 Outstanding ............   41,135,116                 35,035,740                37,653,432                55,380,158
                           ===========                ===========               ===========               ===========

Accumulation Units
 Issued .................    7,483,154                  4,089,721                 7,064,831                 8,696,747
Accumulation Units
 Redeemed ...............   (6,513,502)                (8,524,154)               (3,942,477)               (4,784,243)
                           -----------                -----------               -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............      969,652                 (4,434,433)                3,122,354                 3,912,504
Beginning Accumulation
 Units Outstanding ......   20,553,185                 25,071,204                16,058,977                23,918,115
                           -----------                -----------               -----------               -----------
Ending Accumulation
 Units Outstanding ......   21,522,837                 20,636,771                19,181,331                27,830,619
                           ===========                ===========               ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.60%(2)                   0.60%(2)                  0.60%(2)                 0.60%(2)
                           -----------                -----------               -----------               -----------
Accumulation Unit
 Value ..................    1.9642670                  1.7671456                 2.0634248                 2.0698138
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    8,206,773                  5,680,838                 5,296,048                 7,974,879
                           ===========                ===========               ===========               ===========

Accumulation Units
 Issued .................      485,618                    179,022                   282,521                   425,744
Accumulation Units
 Redeemed ...............   (1,244,906)                  (860,727)               (1,035,805)               (1,079,471)
                           -----------                -----------               -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     (759,288)                  (681,705)                 (753,285)                 (653,727)
Beginning Accumulation
 Units Outstanding ......    4,937,321                  3,896,402                 3,319,915                 4,506,673
                           -----------                -----------               -----------               -----------
Ending Accumulation Units
 Outstanding ............    4,178,033                  3,214,697                 2,566,630                 3,852,945
                           ===========                ===========               ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of:


Accumulation Unit Value
Net Assets Attributable
 to Accumulation Units
 Outstanding


Accumulation Units
 Issued
Accumulation Units
 Redeemed


Increase (Decrease) in
 Accumulation Units
 Outstanding
Beginning Accumulation
 Units Outstanding

Ending Accumulation
 Units Outstanding


Contracts with Mortality
 and Expense Risk Charge
 of:


Accumulation Unit Value
Net Assets Attributable
 to Accumulation Units
 Outstanding


Accumulation Units
 Issued
Accumulation Units
 Redeemed


Increase (Decrease) in
 Accumulation Units
 Outstanding
Beginning Accumulation
 Units Outstanding

Ending Accumulation Units
 Outstanding

The accumulation units
 outstanding and analysis
 of the increase
 (decrease) in units          Vanguard                 Vanguard                      Putnam
 outstanding as of           Windsor II               Wellington               New Opportunities
 December 31, 2005.            Fund                      Fund                        Fund
                            Division 24               Division 25                 Division 26
                           -------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................            1.25%/(2)/                1.25%/(2)/              1.45%/(1)/
                           --------------             -------------             -----------
Accumulation Unit
 Value ..................       2.2457535                 2.1784922               0.7248427
Net Assets Attributable
 to Accumulation Units
 Outstanding ............   1,270,973,059             1,047,308,283                  20,348
                           ==============             =============             ===========

Accumulation Units
 Issued .................      71,144,367                67,567,092                   3,652
Accumulation Units
 Redeemed ...............     (33,325,676)              (43,357,532)                 (3,250)
                           --------------             -------------             -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............      37,818,690                24,209,560                     402
Beginning Accumulation
 Units Outstanding ......     528,169,402               456,579,573                  27,670
                           --------------             -------------             -----------
Ending Accumulation
 Units Outstanding ......     565,988,092               480,789,133                  28,072
                           ==============             =============             ===========

Contracts with Mortality
 and Expense Risk
 Charge of: .............            1.05%/(2)/                1.05%/(2)/              1.00%/(2)(3)(4)(5)/
                           --------------             -------------             -----------
Accumulation Unit
 Value ..................       2.3312725                 2.2792162               1.2867926
Net Assets Attributable
 to Accumulation Units
 Outstanding ............     252,817,866               197,082,922             449,206,694
                           ==============             =============             ===========

Accumulation Units
 Issued .................      30,982,289                25,037,855               7,893,323
Accumulation Units
 Redeemed ...............      (9,881,534)              (14,290,871)            (78,669,508)
                           --------------             -------------             -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............      21,100,755                10,746,984             (70,776,185)
Beginning Accumulation
 Units Outstanding ......      87,345,541                75,722,620             419,910,501
                           --------------             -------------             -----------
Ending Accumulation
 Units Outstanding ......     108,446,296                86,469,604             349,134,316
                           ==============             =============             ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................            0.85%/(2)/                0.85%/(2)/              0.95%/(1)/
                           --------------             -------------             -----------
Accumulation Unit
 Value ..................       2.4289991                 2.3957696               1.3414386
Net Assets Attributable
 to Accumulation Units
 Outstanding ............      69,255,183                45,761,444                       -
                           ==============             =============             ===========

Accumulation Units
 Issued .................       4,317,281                 3,128,041                       -
Accumulation Units
 Redeemed ...............      (4,583,558)               (3,980,839)                      -
                           --------------             -------------             -----------

Increase (Decrease) in
 Accumulation Units
 Outstanding ............        (266,277)                 (852,799)                      -
Beginning Accumulation
 Units Outstanding ......      28,778,096                19,953,736                       -
                           --------------             -------------             -----------
Ending Accumulation Units
 Outstanding ............      28,511,819                19,100,937                       -
                           ==============             =============             ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                                              0.80%/(2)/
                                                                                -----------
Accumulation Unit Value                                                           1.3231788
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                                        96,331,675
                                                                                ===========

Accumulation Units
 Issued .................                                                         8,772,776
Accumulation Units
 Redeemed ...............                                                       (19,916,801)
                                                                                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                                       (11,144,025)
Beginning Accumulation
 Units Outstanding ......                                                        83,947,246
                                                                                -----------
Ending Accumulation
 Units Outstanding ......                                                        72,803,221
                                                                                ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                                              0.60%/(2)/
                                                                                -----------
Accumulation Unit
 Value ..................                                                         1.3644582
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                                        23,195,019
                                                                                ===========

Accumulation Units
 Issued .................                                                           593,299
Accumulation Units
 Redeemed ...............                                                        (6,243,502)
                                                                                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                                        (5,650,203)
Beginning Accumulation
 Units Outstanding ......                                                        22,649,638
                                                                                -----------
Ending Accumulation Units
 Outstanding ............                                                        16,999,435
                                                                                ===========

                                       53

5.  Unit Values, Net Assets and Changes
     in Units Outstanding (Continued)

The accumulation units
 outstanding and                                                                 VALIC
 analysis of the         Putnam OTC                    Putnam                   Company I                  American
 increase (decrease) in   & Emerging                   Global                   Large Cap                   Century
 units outstanding as of   Growth                      Equity                    Growth                      Ultra
 December 31, 2005.         Fund                        Fund                      Fund                       Fund
                         Division 27                Division 28                Division 30                Division 31
                         -----------------------------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk
 Charge of: ............        1.45%/(1)/                 1.45%/(1)/                 1.00%/(2)(3)(4)(5)/        1.45%/(1)/
                         -----------                -----------                -----------                -----------
Accumulation Unit
 Value .................   0.5686391                  0.8757258                  1.1246983                  0.8639118
Net Assets Attributable
 to Accumulation Units
 Outstanding ...........         248                     37,740                282,587,501                     40,591
                         ===========                ===========                ===========                ===========

Accumulation Units
 Issued ................         436                     55,078                  5,690,387                     33,343
Accumulation Units
 Redeemed ..............      (3,333)                   (30,739)               (62,158,162)                   (55,717)
                         -----------                -----------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........      (2,897)                    24,339                (56,467,774)                   (22,374)
Beginning Accumulation
 Units Outstanding .....       3,333                     18,756                307,761,677                     69,359
                         -----------                -----------                -----------                -----------
Ending Accumulation
 Units Outstanding .....         436                     43,095                251,293,902                     46,985
                         ===========                ===========                ===========                ===========

Contracts with Mortality
 and Expense Risk
 Charge of: ............        1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/        0.80%/(2)/                 1.04%/(2)/
                         -----------                -----------                -----------                -----------
Accumulation Unit
 Value .................   0.6293391                  1.4121948                  1.1672621                  1.6601068
Net Assets Attributable
 to Accumulation Units
 Outstanding ........... 159,128,533                290,440,723                 44,722,659                815,717,112
                         ===========                ===========                ===========                ===========

Accumulation Units
 Issued ................  13,732,663                  6,554,482                  5,509,573                 15,116,217
Accumulation Units
 Redeemed .............. (70,051,055)               (40,257,583)               (15,212,486)               (92,192,574)
                         -----------                -----------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ........... (56,318,392)               (33,703,100)                (9,702,913)               (77,076,357)
Beginning Accumulation
 Units Outstanding ..... 309,213,036                239,392,831                 48,017,065                568,496,248
                         -----------                -----------                -----------                -----------
Ending Accumulation
 Units Outstanding ..... 252,894,644                205,689,731                 38,314,153                491,419,890
                         ===========                ===========                ===========                ===========

Contracts with Mortality
 and Expense Risk
 Charge of: ............        0.95%/(1)/                 0.95%/(1)/                 0.60%/(2)/                 0.95%/(1)/
                         -----------                -----------                -----------                -----------
Accumulation Unit Value    1.2889431                  1.3872188                  1.2149881                  1.2195715
Net Assets Attributable
 to Accumulation
 Units Outstanding .....           -                          -                 13,474,295                          -
                         ===========                ===========                ===========                ===========

Accumulation Units
 Issued ................           -                          -                    268,757                          -
Accumulation Units
 Redeemed ..............           -                     (8,660)                (5,646,462)                         -
                         -----------                -----------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........           -                     (8,660)                (5,377,704)                         -
Beginning Accumulation
 Units Outstanding .....           -                      8,660                 16,467,768                          -
                         -----------                -----------                -----------                -----------
Ending Accumulation
 Units Outstanding .....           -                          -                 11,090,063                          -
                         ===========                ===========                ===========                ===========

Contracts with Mortality
 and Expense
 Risk Charge of: .......        0.80%/(2)/                 0.80%/(2)/                                            0.84%/(2)/
                         -----------                -----------                                           -----------
Accumulation Unit
 Value .................   0.6534373                  1.4668704                                             1.7368111
Net Assets Attributable
 to Accumulation
 Units Outstanding .....  26,568,186                 66,310,545                                           158,610,896
                         ===========                ===========                                           ===========

Accumulation Units
 Issued ................   7,370,028                  9,709,522                                            14,726,448
Accumulation
 Units Redeemed ........ (11,464,643)                (8,605,976)                                          (16,458,452)
                         -----------                -----------                                           -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........  (4,094,615)                 1,103,546                                            (1,732,004)
Beginning Accumulation
 Units Outstanding .....  44,753,734                 44,101,911                                            93,055,059
                         -----------                -----------                                           -----------
Ending Accumulation
 Units Outstanding .....  40,659,119                 45,205,457                                            91,323,054
                         ===========                ===========                                           ===========

Contracts with Mortality
 and Expense
 Risk Charge of: .......        0.60%/(2)/                 0.60%/(2)/                                            0.64%/(2)/
                         -----------                -----------                                           -----------
Accumulation Unit Value    0.6803954                  1.5273402                                             1.8226021
Net Assets Attributable
 to Accumulation
 Units Outstanding .....   4,874,237                 21,553,320                                            34,602,830
                         ===========                ===========                                           ===========

Accumulation Units
 Issued ................     825,783                  2,308,135                                             2,836,236
Accumulation Units
 Redeemed ..............  (2,310,831)                (2,318,784)                                           (3,439,055)
                         -----------                -----------                                           -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........  (1,485,048)                   (10,649)                                             (602,819)
Beginning Accumulation
 Units Outstanding .....   8,648,878                 14,122,318                                            19,588,219
                         -----------                -----------                                           -----------
Ending Accumulation
 Units Outstanding .....   7,163,831                 14,111,669                                            18,985,400
                         ===========                ===========                                           ===========

The accumulation units
 outstanding and                                       VALIC                      VALIC
 analysis of the                                     Company II                 Company II
 increase (decrease) in   Templeton                 International               Small Cap
 units outstanding as of   Foreign                    Growth II                  Growth
 December 31, 2005.          Fund                       Fund                      Fund
                         Division 32                Division 33               Division 35
                         -------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk
 Charge of: ............        1.00%/(2)(3)(4)(5)/        0.75%/(2)/                1.45%/(1)/
                         -----------                -----------               -----------
Accumulation Unit
 Value .................   1.9183774                  1.7350680                 0.8326960
Net Assets Attributable
 to Accumulation Units
 Outstanding ........... 525,652,855                211,139,344                    39,711
                         ===========                ===========               ===========

Accumulation Units
 Issued ................  38,189,014                113,434,092                    24,601
Accumulation Units
 Redeemed .............. (22,484,641)                (6,777,831)                  (25,521)
                         -----------                -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........  15,704,373                106,656,261                     (920)
Beginning Accumulation
 Units Outstanding ..... 258,324,964                 15,047,067                    48,610
                         -----------                -----------               -----------
Ending Accumulation
 Units Outstanding ..... 274,029,337                121,703,328                    47,690
                         ===========                ===========               ===========

Contracts with Mortality
 and Expense Risk
 Charge of: ............        0.80%/(2)/                 0.55%/(2)/                0.95%/(1)/
                         -----------                -----------               -----------
Accumulation Unit
 Value .................   1.9913332                  1.7606219                 1.4110986
Net Assets Attributable
 to Accumulation Units
 Outstanding ........... 108,589,558                 29,182,990                         -
                         ===========                ===========               ===========

Accumulation Units
 Issued ................  15,473,080                 15,911,226                         0
Accumulation Units
 Redeemed ..............  (7,205,527)                (2,102,335)                  (10,375)
                         -----------                -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........   8,267,553                 13,808,891                   (10,375)
Beginning Accumulation
 Units Outstanding .....  46,263,532                  2,766,497                    10,375
                         -----------                -----------               -----------
Ending Accumulation
 Units Outstanding .....  54,531,084                 16,575,388                         -
                         ===========                ===========               ===========

Contracts with Mortality
 and Expense
 Risk Charge of: .......        0.60%/(2)/                 0.35%/(2)/                0.75%/(2)/
                         -----------                -----------               -----------
Accumulation Unit
 Value .................   2.0727621                  1.7866497                 1.4878637
Net Assets Attributable
 to Accumulation
 Units Outstanding .....  17,477,301                  6,188,687                34,257,608
                         ===========                ===========               ===========

Accumulation Units
 Issued ................   1,890,187                  3,639,615                 4,713,900
Accumulation Units
 Redeemed ..............  (1,197,032)                  (745,127)               (5,125,971)
                         -----------                -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........     693,155                  2,894,488                  (412,071)
Beginning Accumulation
 Units Outstanding .....   7,738,734                    569,362                23,438,774
                         -----------                -----------               -----------
Ending Accumulation
 Units Outstanding .....   8,431,889                  3,463,850                23,026,702
                         ===========                ===========               ===========

Contracts with Mortality
 and Expense
 Risk Charge of: .......                                                             0.55%/(2)/
                                                                              -----------
Accumulation Unit
 Value .................                                                        1.5097506
Net Assets Attributable
 to Accumulation
 Units Outstanding .....                                                        6,130,560
                                                                              ===========

Accumulation Units
 Issued ................                                                        1,346,563
Accumulation
 Units Redeemed ........                                                         (919,727)
                                                                              -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........                                                          426,836
Beginning Accumulation
 Units Outstanding .....                                                        3,633,808
                                                                              -----------
Ending Accumulation
 Units Outstanding .....                                                        4,060,645
                                                                              ===========

Contracts with Mortality
 and Expense
 Risk Charge of: .......                                                              0.35%/(2)/
                                                                              -----------
Accumulation Unit
 Value .................                                                         1.5321106
Net Assets Attributable
 to Accumulation
 Units Outstanding .....                                                        2,634,620
                                                                              ===========

Accumulation Units
 Issued ................                                                          189,978
Accumulation Units
 Redeemed ..............                                                         (973,087)
                                                                              -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........                                                         (783,109)
Beginning Accumulation
 Units Outstanding .....                                                        2,502,710
Ending Accumulation
                                                                              -----------
 Units Outstanding .....                                                        1,719,601
                                                                              ===========

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
     in Units Outstanding (Continued)

The accumulation units        VALIC             VALIC             VALIC              VALIC            VALIC
 outstanding and analysis  Company II        Company II        Company II         Company II        Company II
 of the increase            Small Cap         Mid Cap           Mid Cap             Capital          Large Cap
 (decrease) in units          Value            Growth             Value           Appreciation        Value
 outstanding as of            Fund             Fund               Fund               Fund             Fund
 December 31, 2005.        Division 36       Division 37       Division 38        Division 39       Division 40
                           ------------------------------------------------------------------------ ----------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................        0.75%/(2)/        0.75%/(2)/         0.75%/(2)/        1.45%/(1)/        0.75%/(2)/
                           ----------        ----------        -----------        ----------        ----------
Accumulation Unit Value     2.0978322         1.1492297          2.8884076         0.7247088         1.7909144
Net Assets Attributable
 to Accumulation Units
 Outstanding ............  71,200,065        41,103,205        251,847,320                 -        44,918,645
                           ==========        ==========        ===========        ==========        ==========

Accumulation Units
 Issued .................   7,203,896         4,973,268         20,769,617                 -         7,936,287
Accumulation Units
 Redeemed ...............  (9,711,645)       (7,893,816)        (7,130,294)                -        (5,321,356)
                           ----------        ----------        -----------        ----------        ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............  (2,507,749)       (2,920,549)        13,639,323                 -         2,614,930
Beginning Accumulation
 Units Outstanding ......  36,450,364        38,689,360         73,559,458                 -        22,468,154
                           ----------        ----------        -----------        ----------        ----------
Ending Accumulation Units
 Outstanding ............  33,942,615        35,768,812         87,198,782                 -        25,083,084
                           ==========        ==========        ===========        ==========        ==========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................        0.55%/(2)/        0.55%/(2)/         0.55%/(2)/        0.95%/(1)/        0.55%/(2)/
                           ----------        ----------        -----------        ----------        ----------
Accumulation Unit
 Value ..................   2.1286509         1.1661060          2.9308681         1.2149048         1.8172913
Net Assets Attributable
 to Accumulation Units
 Outstanding ............  12,538,517         7,431,557         41,751,900                 -         9,506,149
                           ==========        ==========        ===========        ==========        ==========

Accumulation Units
 Issued .................   2,399,272         1,730,539          5,350,711                 -         2,189,082
Accumulation Units
 Redeemed ...............  (1,793,614)       (1,552,089)        (1,795,092)                -        (1,352,411)
                           ----------        ----------        -----------        ----------        ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     605,658           178,450          3,555,619                 -           836,670
Beginning Accumulation
 Units Outstanding ......   5,284,700         6,194,518         10,689,956                 -         4,394,274
                           ----------        ----------        -----------        ----------        ----------
Ending Accumulation Units
 Outstanding ............   5,890,358         6,372,968         14,245,575                 -         5,230,944
                           ==========        ==========        ===========        ==========        ==========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................        0.35%/(2)/        0.35%/(2)/         0.35%/(2)/        0.75%/(2)/        0.35%/(2)/
                           ----------        ----------        -----------        ----------        ----------
Accumulation Unit
 Value ..................   2.1601315         1.1834018          2.9742499         0.9550299         1.8441855
Net Assets Attributable
 to Accumulation Units
 Outstanding ............  11,521,320         1,198,618         20,093,057         6,850,190         1,600,209
                           ==========        ==========        ===========        ==========        ==========

Accumulation Units
 Issued .................   1,478,998           162,194          1,745,838         1,720,741           264,930
Accumulation Units
 Redeemed ...............    (749,479)         (446,649)          (932,123)       (2,297,484)         (216,073)
                           ----------        ----------        -----------        ----------        ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     729,519          (284,455)           813,715          (576,743)           48,857
Beginning Accumulation
 Units Outstanding ......   4,604,101         1,297,312          5,941,957         7,750,071           818,848
                           ----------        ----------        -----------        ----------        ----------
Ending Accumulation Units
 Outstanding ............   5,333,620         1,012,858          6,755,672         7,173,328           867,705
                           ==========        ==========        ===========        ==========        ==========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                                               0.55%/(2)/
                                                                                  ----------
Accumulation Unit
 Value ..................                                                          0.9690998
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                                          1,481,103
                                                                                  ==========

Accumulation Units
 Issued .................                                                            610,226
Accumulation Units
 Redeemed ...............                                                           (495,731)
                                                                                  ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                                            114,494
Beginning Accumulation
 Units Outstanding ......                                                          1,413,834
                                                                                  ----------
Ending Accumulation Units
 Outstanding ............                                                          1,528,329
                                                                                  ==========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                                               0.35%/(2)/
                                                                                  ----------
Accumulation Unit
 Value ..................                                                          0.9834616
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                                          2,330,747
                                                                                  ==========

Accumulation Units
 Issued .................                                                            276,704
Accumulation Units
 Redeemed ...............                                                         (2,131,177)
                                                                                  ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                                         (1,854,473)
Beginning Accumulation
 Units Outstanding ......                                                          4,224,415
                                                                                  ----------
Ending Accumulation Units
 Outstanding ............                                                          2,369,942
                                                                                  ==========

The accumulation units        VALIC              VALIC
 outstanding and analysis  Company II         Company II
 of the increase             Socially            Money
 (decrease) in units       Responsible        Market II
 outstanding as of            Fund               Fund
 December 31, 2005.        Division 41        Division 44
                           -------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.75%/(2)/          0.75%/(2)/
                           -----------       -------------
Accumulation Unit
 Value ..................   1.2904126           1.1688854
Net Assets Attributable
 to Accumulation Units
 Outstanding ............  119,498,741          64,774,138
                           ===========       =============

Accumulation Units
 Issued .................  90,856,652          58,366,087
Accumulation Units
 Redeemed ...............  (64,424,107)        (50,154,435)
                           -----------       -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............   26,432,545           8,211,653
Beginning Accumulation
 Units Outstanding ......   66,186,984          47,207,071
                           -----------       -------------
Ending Accumulation Units
 Outstanding ............   92,619,529          55,418,724
                           ===========       =============

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.55%/(2)/          0.55%/(2)/
                           -----------       -------------
Accumulation Unit
 Value ..................   1.3093948           1.1860790
Net Assets Attributable
 to Accumulation Units
 Outstanding ............   16,536,222          15,801,428
                           ===========       =============

Accumulation Units
 Issued .................  13,342,356          14,159,291
Accumulation Units
 Redeemed ...............   (7,976,422)        (10,090,724)
                           -----------       -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............    5,365,934           4,068,568
Beginning Accumulation
 Units Outstanding ......    7,262,970           9,253,840
                           -----------       -------------
Ending Accumulation Units
 Outstanding ............   12,628,904          13,322,408
                           ===========       =============

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.35%/(2)/          0.35%/(2)/
                           -----------       -------------
Accumulation Unit
 Value ..................   1.3287815           1.2036279
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    1,725,732           1,268,971
                           ===========       =============

Accumulation Units
 Issued .................     251,193           1,809,253
Accumulation Units
 Redeemed ...............     (510,714)         (1,887,532)
                           -----------       -------------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     (259,521)            (78,279)
Beginning Accumulation
 Units Outstanding ......    1,558,254           1,132,568
                           -----------       -------------
Ending Accumulation Units
 Outstanding ............    1,298,733           1,054,289
                           ===========       =============

Contracts with Mortality
 and Expense Risk Charge
 of:

Accumulation Unit Value
Net Assets Attributable
 to Accumulation Units
 Outstanding


Accumulation Units Issued
Accumulation Units
 Redeemed

Increase (Decrease) in
 Accumulation Units
 Outstanding
Beginning Accumulation
 Units Outstanding

Ending Accumulation Units
 Outstanding


Contracts with Mortality
 and Expense Risk Charge
 of:

Accumulation Unit Value
Net Assets Attributable
 to Accumulation Units
 Outstanding


Accumulation Units Issued
Accumulation Units
 Redeemed

Increase (Decrease) in
 Accumulation Units
 Outstanding
Beginning Accumulation
 Units Outstanding

Ending Accumulation Units
 Outstanding

                                       55

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes To Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
     in Units Outstanding (Continued)

The accumulation units
 outstanding and analysis     VALIC                                               VALIC                       VALIC
 of the increase            Company I                   Janus                   Company II                  Company II
 (decrease) in  units      Nasdaq-100(R)               Adviser                  Aggressive                   Moderate
 units outstanding as of      Index                   Worldwide                   Growth                      Growth
 December 31, 2005.           Fund                      Fund                  Lifestyle Fund              Lifestyle Fund
                            Division 46               Division 47               Division 48                 Division 49
                            --------------------------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................         1.00%/(2)(3)(4)(5)/        1.45%/(1)/                1.45%/(1)/                1.45%/(1)/
                           -----------                -----------               -----------               -----------
Accumulation Unit
  Value .................    0.4730954                  0.7557839                 1.0969097                 1.1677242
Net Assets Attributable
 to Accumulation Units
 Outstanding ............   72,546,432                     33,242                    67,303                   178,343
                           ===========                ===========               ===========               ===========

Accumulation Units Issued   36,144,515                     14,785                    43,126                   139,238
Accumulation Units
 Redeemed ...............  (59,247,373)                   (24,004)                  (21,207)                 (196,086)
                           -----------                -----------               -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............  (23,102,858)                    (9,219)                   21,919                   (56,848)
Beginning Accumulation
 Units Outstanding ......  176,461,862                     53,202                    39,439                   209,575
                           -----------                -----------               -----------               -----------
Ending Accumulation Units
 Outstanding ............  153,359,003                     43,983                    61,357                   152,727
                           ===========                ===========               ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.80%/(2)/                 1.00%/(2)(3)(4)(5)/       0.75%/(2)/                0.75%/(2)/
                           -----------                -----------               -----------               -----------
Accumulation Unit
 Value ..................    0.4780215                  0.6915809                 1.6116169                 1.6733140
Net Assets Attributable
 to Accumulation Units
 Outstanding ............   12,206,280                 28,767,122                35,057,917                62,172,958
                           ===========                ===========               ===========               ===========

Accumulation Units
 Issued .................   15,715,808                  4,607,946                 5,555,408                10,005,553
Accumulation Units
 Redeemed ...............  (12,579,087)               (11,426,569)               (2,810,997)               (4,162,414)
                           -----------                -----------               -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............    3,136,721                 (6,818,622)                2,744,411                 5,843,139
Beginning Accumulation
 Units Outstanding ......   22,398,281                 48,420,042                19,011,519                31,316,572
                           -----------                -----------               -----------               -----------
Ending Accumulation Units
 Outstanding ............   25,535,001                 41,601,420                21,755,930                37,159,710
                           ===========                ===========               ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.60%/(2)/                 0.95%/(1)/                0.95%/(1)/                0.95%/(1)/
                           -----------                -----------               -----------               -----------
Accumulation Unit Value      0.4829874                  1.2363269                 1.4267289                 1.3159848
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    2,455,373                          -                         -                         -
                           ===========                ===========               ===========               ===========

Accumulation Units Issued    2,824,783                      2,408                         -                         0
Accumulation Units
 Redeemed ...............   (4,358,931)                    (2,408)                        -                    (3,190)
                           -----------                -----------               -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............   (1,534,148)                         -                         -                    (3,190)
Beginning Accumulation
 Units Outstanding ......    6,617,868                          -                         -                     3,190
                           -----------                -----------               -----------               -----------
Ending Accumulation Units
 Outstanding ............    5,083,720                          -                         -                         -
                           ===========                ===========               ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                    0.80%/(2)/                0.55%/(2)/                0.55%/(2)/
                                                      -----------               -----------               -----------
Accumulation Unit
 Value ..................                               0.6987446                 1.6353857                 1.6979475
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                               5,877,085                 5,306,035                 8,709,264
                                                      ===========               ===========               ===========

Accumulation Units
 Issued                                                                           2,056,327                 1,370,659
Accumulation Units
 Redeemed ...............                              (2,507,697)               (1,243,886)               (1,579,580)
                                                      -----------               -----------               -----------

Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                (451,370)                  126,774                   429,314
Beginning Accumulation
 Units Outstanding ......                               8,862,291                 3,117,742                 4,699,976
                                                      -----------               -----------               -----------
Ending Accumulation Units
 Outstanding ............                               8,410,921                 3,244,516                 5,129,289
                                                      ===========               ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................                                    0.60%/(2)/                0.35%/(2)/                0.35%/(2)/
                                                      -----------               -----------               -----------
Accumulation Unit Value                                 0.7060077                 1.6595727                 1.7230322
Net Assets Attributable
 to Accumulation Units
 Outstanding ............                                 784,956                 2,811,989                 5,840,070
                                                      ===========               ===========               ===========

Accumulation Units Issued                                 209,848                   190,054                   121,501
Accumulation Units Redeemed                              (567,021)                 (261,985)                 (880,760)
                                                      -----------               -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............                                (357,173)                  (71,931)                 (759,760)
Beginning Accumulation
 Units Outstanding ......                               1,468,997                 1,766,337                 4,148,673
                                                      -----------               -----------               -----------
Ending Accumulation Units
 Outstanding ............                               1,111,824                 1,694,406                  3,389414
                                                      ===========               ===========               ===========


The accumulation units
 outstanding and analysis       VALIC
 of the increase              Company II                Vanguard                  Vanguard
 (decrease) in  units        Conservative             LifeStrategy              LifeStrategy
 units outstanding as of       Growth                    Growth                    Growth
   December 31, 2005.     Lifestyle Fund                  Fund                      Fund
                              Division 50              Division 52              Division 53
                           ----------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................         1.45%/(1)/                 1.25%/(2)/                1.25%/(2)/
                           -----------                -----------               -----------
Accumulation Unit
 Value ..................    1.1708708                  1.4082510                 1.4027857
Net Assets Attributable
 to Accumulation Units
 Outstanding ............      173,972                 64,798,815                76,541,103
                           ===========                ===========               ===========

Accumulation Units
 Issued .................      104,075                 13,925,378                16,135,484
Accumulation Units
 Redeemed ...............      (64,268)                (6,985,973)               (6,284,181)
                           -----------                -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............       39,808                  6,939,405                 9,851,303
Beginning Accumulation
 Units Outstanding ......      108,776                 39,078,770                44,718,237
                           -----------                -----------               -----------
Ending Accumulation Units
 Outstanding ............      148,583                 46,018,176                54,569,540
                           ===========                ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.75%/(2)/                 1.05%/(2)/                 1.05%/(2)/
                           -----------                -----------               -----------
Accumulation Unit
 Value ..................    1.6322782                  1.4288847                 1.4232862
Net Assets Attributable
 to Accumulation Units
 Outstanding ............   24,730,587                 11,694,381                15,040,569
                           ===========                ===========               ===========

Accumulation Units Issued    5,218,528                  3,127,242                 3,567,206
Accumulation Units
 Redeemed ...............   (3,293,665)                (2,019,687)               (2,612,257)
                           -----------                -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............    1,924,863                  1,107,555                   954,949
Beginning Accumulation
 Units Outstanding ......   13,227,374                  7,076,717                 9,612,545
                           -----------                -----------               -----------
Ending Accumulation Units
 Outstanding ............   15,152,237                  8,184,272                10,567,495
                           ===========                ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.95%/(1)/                 0.85%/(2)/               0.85%/(2)/
                           -----------                -----------               -----------
Accumulation Unit Value      1.2194441                  1.4497338                 1.4441388
Net Assets Attributable
 to Accumulation Units
 Outstanding ............            -                  8,175,154                13,815,353
                           ===========                ===========               ===========

Accumulation Units Issued            -                  1,004,719                 1,853,350
Accumulation Units
 Redeemed ...............      (7,436)                 (3,052,689)               (4,139,586)
                           -----------                -----------               -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............      (7,436)                 (2,047,970)               (2,286,236)
                           -----------                -----------               -----------
Beginning Accumulation
 Units Outstanding ......       7,436                   7,687,043                11,852,735

Ending Accumulation Units
 Outstanding ............            -                  5,639,072                 9,566,499
                           ===========                ===========               ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.55%/(2)/
                           -----------
Accumulation Unit
 Value ..................    1.6563135
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    6,217,137
                           ===========

Accumulation Units Issued    1,320,440
Accumulation Units
 Redeemed ...............     (598,253)
                           -----------

Increase (Decrease) in
 Accumulation Units
 Outstanding ............      722,187
Beginning Accumulation
 Units Outstanding ......    3,031,412
                           -----------
Ending Accumulation Units
 Outstanding ............    3,753,599
                           ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................         0.35%/(2)/

Accumulation Unit Value      1.6807692
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    1,866,784
                           ===========

Accumulation Units Issued       98,297
Accumulation Units Redeemed   (293,027)
                           -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     (194,730)
Beginning Accumulation
 Units Outstanding ......    1,305,402
                           -----------
Ending Accumulation Units
 Outstanding ............    1,110,673
                           ===========

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
     in Units Outstanding (Continued)

The accumulation units
 outstanding and
 analysis of the         Vanguard
 increase (decrease)   LifeStrategy
 in units outstanding  Conservative       Evergreen                  Evergreen                 Evergreen
 as of                   Growth        Special Values               Fundamental              Equity Income
 December 31, 2005.       Fund              Fund                   Large Cap Fund                 Fund
                       Division 54       Division 55                Division 56                Division 57
                       -------------------------------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: .....       1.25%/(2)/        1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/
                       ----------       -----------                -----------                -----------
Accumulation Unit
 Value ...............  1.3728327         1.9842117                  1.0711119                  1.2309384
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ......... 32,423,965       254,513,204                145,972,558                 20,282,799
                       ==========       ===========                ===========                ===========

Accumulation Units
 Issued ..............  6,528,920        37,228,746                121,371,367                 13,771,097
Accumulation Units
 Redeemed ............ (4,102,438)      (12,381,725)               (77,026,469)               (41,850,864)
                       ----------       -----------                -----------                -----------
Increase (Decrease)
 in Accumulation
 Units Outstanding ...  2,426,483        24,847,021                 44,344,898                (28,079,768)
Beginning Accumulation
 Units Outstanding ... 21,194,084       103,431,960                 91,954,898                 44,559,546
                       ----------       -----------                -----------                -----------

Ending Accumulation
 Units Outstanding ... 23,620,566       128,278,981                136,299,796                 16,479,779
                       ==========       ===========                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of: .....       1.05%/(2)/        0.80%/(2)/                 0.80%/(2)/                 0.80%/(2)/
                       ----------       -----------                -----------                -----------
Accumulation Unit
 Value ...............  1.3929008         2.0121794                  1.0862197                  1.2483050
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........  4,638,709        48,004,010                 18,080,295                  4,063,346
                       ==========       ===========                ===========                ===========

Accumulation Units
 Issued ..............  1,277,018        11,300,342                 18,094,045                  2,473,760
Accumulation Units
 Redeemed ............   (783,270)       (4,320,777)                (9,938,272)                (3,780,468)
                       ----------       -----------                -----------                -----------
Increase (Decrease)
 in Accumulation Units
 Outstanding .........    493,748         6,979,565                  8,155,773                 (1,306,708)
Beginning Accumulation
 Units Outstanding ...  2,836,503        16,877,160                  8,489,383                  4,561,798
                       ----------       -----------                -----------                -----------
Ending Accumulation
 Units Outstanding ...  3,330,251        23,856,724                 16,645,156                  3,255,090
                       ==========       ===========                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of: .....       0.85%/(2)/        0.60%/(2)/                 0.60%/(2)/                 0.60%/(2)/
                       ----------       -----------                -----------                -----------
Accumulation Unit
 Value ...............  1.4132834         2.0405181                  1.1015366                  1.2659098
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........  5,031,150         6,563,107                    584,937                    421,094
                       ==========       ===========                ===========                ===========

Accumulation Units
 Issued ..............    825,614         1,017,791                    562,341                     80,648
Accumulation Units
 Redeemed ............   (954,008)         (837,695)                  (215,119)                   (81,744)
                       ----------       -----------                -----------                -----------
Increase (Decrease)
 in Accumulation Units
 Outstanding .........   (128,394)          180,096                    347,223                     (1,097)
Beginning Accumulation
 Units Outstanding ...  3,688,296         3,036,296                    183,796                    333,738
                       ----------       -----------                -----------                -----------
Ending Accumulation
 Units Outstanding ...  3,559,902         3,216,392                    531,019                    332,641
                       ==========       ===========                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of:
Accumulation Unit
 Value
Net Assets
 Attributable to
 Accumulation Units
 Outstanding


Accumulation Units
 Issued
Accumulation Units
 Redeemed
Increase (Decrease)
 in Accumulation Units
 Outstanding
Beginning Accumulation
 Units Outstanding
Ending Accumulation
 Units Outstanding


Contracts with
 Mortality and Expense
 Risk Charge of:
Accumulation Unit
 Value
Net Assets
 Attributable to
 Accumulation Units
 Outstanding


Accumulation Units
 Issued
Accumulation Units
 Redeemed
Increase (Decrease)
 in Accumulation Units
 Outstanding
Beginning Accumulation
 Units Outstanding
Ending Accumulation
 Units Outstanding

The accumulation units
 outstanding and
 analysis of the
 increase (decrease)     VALIC              VALIC
 in units outstanding  Company II         Company II
 as of                  Core Bond       Strategic Bond
 December 31, 2005.       Fund              Fund
                       Division 58       Division 59
                       -----------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: .....        1.45%/(1)/        1.45%/(1)/
                       -----------       -----------
Accumulation Unit
 Value ...............   1.1948662         1.4451722
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........      68,717           153,176
                       ===========       ===========

Accumulation Units
 Issued ..............      44,126            99,846
Accumulation Units
 Redeemed ............     (30,314)          (44,848)
                       -----------       -----------
Increase (Decrease)
 in Accumulation
 Units Outstanding ...      13,812            54,997
Beginning Accumulation
 Units Outstanding ...      43,698            50,994
                       -----------       -----------
Ending Accumulation
 Units Outstanding ...      57,510           105,992

Contracts with
 Mortality and Expense
 Risk Charge of: .....        0.95%/(1)/        0.95%/(1)/
                       -----------       -----------
Accumulation Unit
 Value ...............   1.0485306         1.2117103
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........           -                 -
                       ===========       ===========

Accumulation Units
 Issued ..............       4,048               264
Accumulation Units
 Redeemed ............      (4,048)          (12,826)
                       ===========       ===========

Increase (Decrease)
 in Accumulation Units
 Outstanding .........           -           (12,562)
Beginning Accumulation
 Units Outstanding ...           -            12,562
                       -----------       -----------
Ending Accumulation
 Units Outstanding ...           -                 -
                       ===========       ===========

Contracts with
 Mortality and Expense
 Risk Charge of: .....        0.75%/(2)/        0.75%/(2)/
                       -----------       -----------
Accumulation Unit
 Value ...............   1.3559131         1.7262275
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........  37,311,658       126,110,827
                       ===========       ===========

Accumulation Units
 Issued ..............  18,839,999        30,500,019
Accumulation Units
 Redeemed ............ (13,535,689)       (5,931,768)
                       -----------       -----------
Increase (Decrease)
 in Accumulation Units
 Outstanding .........   5,304,311        24,568,251
Beginning Accumulation
 Units Outstanding ...  22,215,690        48,492,669
                       -----------       -----------
Ending Accumulation
 Units Outstanding ...  27,520,001        73,060,919
                       ===========       ===========

Contracts with
 Mortality and Expense
 Risk Charge of: .....        0.55%/(2)/        0.55%/(2)/
                       -----------       -----------
Accumulation Unit
 Value ...............   1.3758883         1.7516416
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........   5,277,644        18,555,698
                       ===========       ===========

Accumulation Units
 Issued ..............   3,236,597         6,781,413
Accumulation Units
 Redeemed ............  (2,040,234)       (1,730,479)
                       -----------       -----------
Increase (Decrease)
 in Accumulation Units
 Outstanding .........   1,196,364         5,050,934
Beginning Accumulation
 Units Outstanding ...   2,639,445         5,542,385
                       -----------       -----------
Ending Accumulation
 Units Outstanding ...   3,835,809        10,593,319
                       ===========       ===========

Contracts with
 Mortality and Expense
 Risk Charge of: .....        0.35%/(2)/        0.35%/(2)/
                       -----------       -----------
Accumulation Unit
 Value ...............   1.3962626         1.7775670
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........  11,107,454         3,012,372
                       ===========       ===========

Accumulation Units
 Issued ..............   2,424,794           717,877
Accumulation Units
 Redeemed ............    (934,378)         (480,146)
                       -----------       -----------
Increase (Decrease)
 in Accumulation Units
 Outstanding .........   1,490,416           237,732
Beginning Accumulation
 Units Outstanding ...   6,464,717         1,456,929
                       -----------       -----------
Ending Accumulation
 Units Outstanding ...   7,955,133         1,694,660
                       ===========       ===========

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
     in Units Outstanding (Continued)

The accumulation units
 outstanding and analysis       VALIC                                                                       Credit
 of the increase             Company II                                                                     Suisse
 (decrease) in units         High Yield                                       AIM Large                    Small Cap
 outstanding as of           Yield Bond            Janus                     Cap Growth                     Growth
 December 31, 2005.            Fund                Fund                         Fund                         Fund
                            Division 60         Division 61                  Division 62                  Division 63
                            --------------------------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................          0.75%/(2)/          1.00%/(2)(3)(4)(5)/          1.00%/(2)(3)(4)(5)/          1.00%/(2)(3)(4)(5)/
                            -----------         -----------                  -----------                  -----------
Accumulation Unit Value .     1.6256296           0.6207938                    0.3165626                    0.8101143
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    71,908,408          39,796,591                   14,695,899                   40,348,931
                            ===========         ===========                  ===========                  ===========

Accumulation Units
 Issued .................    16,803,156           6,432,699                   15,367,942                    8,296,087
Accumulation Units
 Redeemed ...............   (12,033,485)        (14,549,883)                 (11,591,595)                 (14,601,328)
                            -----------         -----------                  -----------                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     4,769,672          (8,117,183)                   3,776,347                   (6,305,240)
Beginning Accumulation
 Units Outstanding ......    39,468,502          72,232,190                   42,652,289                   56,116,326
                            -----------         -----------                  -----------                  -----------
Ending Accumulation Units
 Outstanding ............    44,238,174          64,115,007                   46,428,636                   49,811,086
                            ===========         ===========                  ===========                  ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................          0.55% /(2)/         0.80%/(2)/                   0.80%/(2)/                   0.80%/(2)/
                            -----------         -----------                  -----------                  -----------
Accumulation Unit
 Value ..................     1.6495471           0.6272625                    0.3198529                    0.8185439
Net Assets Attributable
 to Accumulation Units
 Outstanding ............     8,905,988           9,967,764                    2,404,688                    9,537,605
                            ===========         ===========                  ===========                  ===========

Accumulation Units
 Issued .................     4,078,797           3,978,954                    2,846,362                    3,916,833
Accumulation Units
 Redeemed ...............    (2,737,106)         (4,736,223)                  (1,541,644)                  (2,915,184)
                            -----------         -----------                  -----------                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     1,341,691            (757,269)                   1,304,718                    1,001,649
Beginning Accumulation
 Units Outstanding ......     4,057,359          16,648,166                    6,213,387                   10,650,267
                            -----------         -----------                  -----------                  -----------
Ending Accumulation Units
 Outstanding ............     5,399,050          15,890,897                    7,518,105                   11,651,917
                            ===========         ===========                  ===========                  ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................          0.35% /(2)/         0.60%/(2)/                   0.60%/(2)/                   0.60%/(2)/
                            -----------         -----------                  -----------                  -----------
Accumulation Unit
 Value ..................     1.6740549           0.6337531                    0.3231790                    0.8270391
Net Assets Attributable
 to Accumulation Units
 Outstanding ............     1,411,119             860,757                    1,456,557                      903,261
                            -----------         -----------                  -----------                  -----------
Accumulation Units Issued       520,461             734,640                    1,499,343                      169,995
Accumulation Units
 Redeemed ...............      (464,232)         (1,178,039)                  (1,179,647)                    (467,177)
                            -----------         -----------                  -----------                  -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............        56,229            (443,400)                     319,696                     (297,181)
Beginning Accumulation
 Units Outstanding ......       786,706           1,801,589                    4,187,271                    1,389,343
                            -----------         -----------                  -----------                  -----------
Ending Accumulation Units
 Outstanding ............       842,935           1,358,190                    4,506,967                    1,092,162
                            ===========         ===========                  ===========                  ===========

The accumulation units
 outstanding and analysis
 of the increase             MSIF Trust                    Evergreen                        SIT
 (decrease) in units          Mid Cap                       Special                       Growth
 outstanding as of            Growth                        Equity                       Small Cap
 December 31, 2005.          Portfolio                       Fund                          Fund
                            Division 64                   Division 65                   Division 66
                            --------------------------------------------------------------------------------------
Contracts with Mortality
 and Expense Risk Charge
 of: ....................          1.00%/(2)(3)(4)(5)/           1.00%/(2)(3)(4)(5)/           1.00%/(2)(3)(4)(5)/
                            -----------                    ----------                   -----------
Accumulation Unit
 Value ..................     0.8132261                     0.9752930                     0.7422485
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    90,658,270                    35,987,794                   101,560,511
                            ===========                    ==========                   ===========

Accumulation Units
 Issued .................    44,527,191                     7,108,027                    46,789,686
Accumulation Units
 Redeemed ...............   (12,685,150)                   (9,995,167)                  (17,194,263)
                            -----------                    ----------                   -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............    31,842,041                    (2,887,139)                   29,595,424
Beginning Accumulation
 Units Outstanding ......    79,644,849                    39,790,289                   107,243,497
                            -----------                    ----------                   -----------
Ending Accumulation Units
 Outstanding ............   111,486,891                    36,903,150                   136,838,920
                            ===========                    ==========                   ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................          0.80%/(2)/                    0.80%/(2)/                    0.80%/(2)/
                            -----------                    ----------                   -----------
Accumulation Unit
 Value ..................     0.8217209                     0.9854325                     0.7499299
Net Assets Attributable
 to Accumulation Units
 Outstanding ............    22,574,478                     6,695,776                    22,734,200
                            ===========                    ==========                   ===========

Accumulation Units
 Issued .................    13,100,786                     3,013,522                    10,993,299
Accumulation Units
 Redeemed ...............    (4,719,458)                   (1,788,958)                   (5,530,381)
                            -----------                    ----------                   -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............     8,381,328                     1,224,564                     5,462,918
Beginning Accumulation
 Units Outstanding ......    19,090,870                     5,570,195                    24,852,181
                            -----------                    ----------                   -----------
Ending Accumulation Units
 Outstanding ............    27,472,198                     6,794,758                    30,315,099
                            ===========                    ==========                   ===========

Contracts with Mortality
 and Expense Risk Charge
 of: ....................          0.60%/(2)/                    0.60%/(2)/                    0.60%/(2)/
                            -----------                    ----------                   -----------
Accumulation Unit
 Value ..................     0.8302445                     0.9956932                     0.7577456
Net Assets Attributable
 to Accumulation Units
 Outstanding ............     2,523,325                     2,237,999                     1,895,649
                            ===========                    ==========                   ===========

Accumulation Units
 Issued .................     1,334,861                       538,523                     1,387,724
Accumulation Units
 Redeemed ...............      (681,416)                     (827,512)                     (648,477)
                            -----------                    ----------                   -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ............       653,446                      (288,989)                      739,247
Beginning Accumulation
 Units Outstanding ......     2,385,809                     2,536,668                     1,762,448
                            -----------                    ----------                   -----------
Ending Accumulation Units
 Outstanding ............     3,039,255                     2,247,680                     2,501,695
                            ===========                    ==========                   ===========

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
    in Units Outstanding (Continued)

The accumulation units
 outstanding and
 analysis of the
 increase (decrease)
 in units outstanding         SIT                                                 Ariel                   Lou Holland
 as of December 31,       Mid Cap Growth               Ariel                   Appreciation                 Growth
 2005.                       Fund                      Fund                       Fund                       Fund
                          Division 67               Division 68                Division 69                Division 70
                          ----------------------------------------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: .......         1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/       1.00%/(2)(3)(4)(5)/
                           ----------                -----------                -----------                ----------
Accumulation Unit
 Value .................    0.6594021                  1.8041045                  1.6067839                 0.9252715
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ...........   25,316,186                448,722,194                355,766,126                25,981,546
                           ==========                ===========                ===========                ==========

Accumulation Units
 Issued ................   14,569,248                 38,312,495                 17,338,641                 5,728,236
Accumulation Units
 Redeemed ..............   (8,270,634)               (27,908,443)               (25,816,987)               (7,218,122)
                           ----------                -----------                -----------                ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........    6,298,614                 10,404,052                 (8,478,346)               (1,489,886)
Beginning Accumulation
 Units Outstanding .....   32,096,719                238,343,169                229,915,936                29,571,920
                           ----------                -----------                -----------                ----------
Ending Accumulation
 Units Outstanding .....   38,395,332                248,747,221                221,437,590                28,082,034
                           ==========                ===========                ===========                ==========

Contracts with
 Mortality and Expense
 Risk Charge of: .......         0.80%/(2)/                 0.80%/(2)/                 0.80%/(2)/                0.80%/(2)/
                           ----------                -----------                -----------                ----------
Accumulation Unit
 Value .................    0.6662634                  1.8228733                  1.6234748                 0.9348594
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ...........    3,532,170                 94,927,534                 61,855,322                 4,627,926
                           ==========                ===========                ===========                ==========

Accumulation Units
 Issued ................    2,888,617                 17,800,799                 10,734,463                 2,262,376
Accumulation Units
 Redeemed ..............   (1,940,112)                (7,340,591)                (7,123,273)               (1,691,533)
                           ----------                -----------                -----------                ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........      948,505                 10,460,208                  3,611,190                   570,843
Beginning Accumulation
 Units Outstanding .....    4,352,958                 41,615,562                 34,489,384                 4,379,555
                           ----------                -----------                -----------                ----------
Ending Accumulation
 Units Outstanding .....    5,301,462                 52,075,771                 38,100,573                 4,950,398
                           ==========                ===========                ===========                ==========

Contracts with
 Mortality and Expense
 Risk Charge of: .......         0.60%/(2)/                 0.60%/(2)/                 0.60%/(2)/                0.60%/(2)/
                           ----------                -----------                -----------                ----------
Accumulation Unit
 Value .................    0.6732073                  1.8417689                  1.6403762                 0.9446099
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ...........      635,169                 22,054,717                 14,903,593                 1,974,676
                           ==========                ===========                ===========                ==========

Accumulation Units
 Issued ................      502,604                  2,806,018                  1,647,394                   476,308
Accumulation Units
 Redeemed ..............     (216,063)                (2,495,168)                (1,845,044)                 (264,428)
                           ----------                -----------                -----------                ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........      286,540                    310,850                   (197,650)                  211,880
Beginning Accumulation
 Units Outstanding .....      656,956                 11,663,898                  9,283,122                 1,878,587
                           ----------                -----------                -----------                ----------
Ending Accumulation
 Units Outstanding .....      943,496                 11,974,748                  9,085,472                 2,090,468
                           ==========                ===========                ===========                ==========

The accumulation units
 outstanding and
 analysis of the
 increase (decrease)
 in units outstanding     Dreyfus BASIC
 as of December 31,       U.S. Mortgage                 VALIC Company I           VALIC Company I
 2005.                     Securities                  Blue Chip Growth           Health Sciences
                              Fund                          Fund                       Fund
                           Division 71                   Division 72                Division 73
                          ----------------------------------------------------------------------------------

Contracts with
 Mortality and Expense
 Risk Charge of: .......           1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/
                           ------------                -----------                -----------
Accumulation Unit
 Value .................      1.2695119                  0.8590003                  1.1296377
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ...........     73,442,405                 46,022,991                153,379,752
                           ============                ===========                ===========

Accumulation Units
 Issued ................      6,398,586                 15,502,563                 18,847,265
Accumulation Units
 Redeemed ..............    (15,545,901)               (10,507,856)               (23,265,426)
                           ------------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........     (9,147,315)                 4,994,707                 (4,418,161)
Beginning Accumulation
 Units Outstanding .....     67,004,248                 48,586,891                140,208,497
                           ------------                -----------                -----------
Ending Accumulation
 Units Outstanding .....     57,856,933                 53,581,598                135,790,336
                           ============                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of: .......           0.80%/(2)/                 0.80%/(2)/                 0.80%/(2)/
                           ------------                -----------                -----------
Accumulation Unit
 Value .................      1.2826921                  0.8679192                  1.1413287
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ...........     12,534,224                  9,948,214                 22,406,246
                           ============                ===========                ===========

Accumulation Units
 Issued ................      3,061,255                  7,071,692                  5,963,399
Accumulation Units
 Redeemed ..............     (2,779,754)                (2,377,805)                (4,808,320)
                           ------------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........        281,501                  4,693,887                  1,155,079
Beginning Accumulation
 Units Outstanding .....      9,490,308                  6,768,256                 18,476,640
                           ------------                -----------                -----------
Ending Accumulation
 Units Outstanding .....      9,771,810                 11,462,143                 19,631,720
                           ============                ===========                ===========

Contracts with
 Mortality and Expense
 Risk Charge of: .......           0.60%/(2)/                 0.60%/(2)/                 0.60%/(2)/
                           ------------                -----------                -----------
Accumulation Unit
 Value .................      1.2960065                  0.8769884                  1.1532490
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ...........      1,534,898                  1,704,456                  3,531,047
                           ============                ===========                ===========

Accumulation Units
 Issued ................        212,536                    759,277                  1,241,476
Accumulation Units
 Redeemed ..............       (495,533)                  (516,827)                (1,168,712)
                           ------------                -----------                -----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ...........       (282,998)                   242,450                     72,764
Beginning Accumulation
 Units Outstanding .....      1,467,327                  1,701,083                  2,989,061
                           ------------                -----------                -----------
Ending Accumulation
 Units Outstanding .....      1,184,329                  1,943,533                  3,061,825
                           ============                ===========                ===========

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
     in Units Outstanding (Continued)

The accumulation units
 outstanding and                                      VALIC                       VALIC                       VALIC
 analysis of the           VALIC                    Company I                   Company I                   Company I
 increase (decrease)     Company I                  Broad Cap                   Large Cap                   Inflation
 in units outstanding      Value                      Value                       Core                      Protected
 as of December 31,        Fund                       Fund                        Fund                        Fund
 2005.                  Division 74                Division 75                 Division 76                 Division 77
                        ------------------------------------------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of:               1.00%/(2)(3)(4)(5)/      1.00%/(2)(3)(4)(5)(6)/      1.00%/(2)(3)(4)(5)(6)/       1.00%/(2)(3)(4)(5)/
                        -----------                ---------                   ---------                   ----------
Accumulation Unit
 Value ................   1.2040215                0.9959706                   0.9852425                    1.0173222
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .......... 128,522,284                        -                           -                   10,390,973
                        ===========                =========                   =========                   ==========

Accumulation Units
 Issued ............... 111,161,079                        -                           -                   12,254,573
Accumulation Units
 Redeemed .............  (9,968,467)                       -                           -                   (2,039,957)
                        -----------                ---------                   ---------                   ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding .......... 101,192,612                        -                           -                   10,214,616
Beginning Accumulation
 Units Outstanding ....   5,566,823                        -                           -                            -
                        -----------                ---------                   ---------                   ----------
Ending Accumulation
 Units Outstanding .... 106,759,435                        -                           -                   10,214,616
                        ===========                =========                   =========                   ==========

Contracts with
 Mortality and Expense
 Risk Charge of: ......        0.80%/(2)/               0.80%/(2)(6)/               0.80%/(2)(6)/                0.80%/(2)/
                        -----------                ---------                   ---------                   ----------
Accumulation Unit
 Value ................   1.2136992                0.9961205                   0.9853932                    1.0194348
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ..........  13,647,937                        -                           -                      752,662
                        ===========                =========                   =========                   ==========

Accumulation Units
 Issued ...............  13,891,160                        -                           -                    1,018,462
Accumulation Units
 Redeemed .............  (3,153,976)                       -                           -                     (280,149)
                        -----------                ---------                   ---------                   ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........  10,737,184                        -                           -                      738,313
Beginning Accumulation
 Units Outstanding ....     507,725                        -                           -                            -
                        -----------                ---------                   ---------                   ----------
Ending Accumulation
 Units Outstanding ....  11,244,909                        -                           -                      738,313
                        ===========                =========                   =========                   ==========

Contracts with
 Mortality and Expense
 Risk Charge of: ......        0.60%/(2)/               0.60%/(2)(6)/               0.60%/(2)(6)/                0.60%/(2)/
                        -----------                ---------                   ---------                   ----------
Accumulation Unit
 Value ................   1.2234617                0.9962754                   0.9855459                    1.0215555
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ..........     496,000                        -                           -                      106,127
                        ===========                =========                   =========                   ==========

Accumulation Units
 Issued ...............     385,922                        -                           -                      198,164
Accumulation Units
 Redeemed .............    (167,024)                       -                           -                      (94,276)
                        -----------                ---------                   ---------                   ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........     218,898                        -                           -                      103,887
Beginning Accumulation
 Units Outstanding ....     186,509                        -                           -                            -
                        -----------                ---------                   ---------                   ----------
Ending Accumulation
 Units Outstanding ....     405,407                        -                           -                      103,887
                        ===========                =========                   =========                   ==========

Contracts with
 Mortality and Expense
 Risk Charge of:

Accumulation Unit
 Value
Net Assets
 Attributable to
 Accumulation Units
 Outstanding


Accumulation Units
 Issued
Accumulation Units
 Redeemed

Increase (Decrease)
 in Accumulation Units
 Outstanding

Contracts with
 Mortality and Expense
 Risk Charge of:

Accumulation Unit
 Value
Net Assets
 Attributable to
 Accumulation Units
 Outstanding


Accumulation Units
 Issued
Accumulation Units
 Redeemed

Increase (Decrease)
 in Accumulation Units
 Outstanding

The accumulation units
 outstanding and           VALIC                     VALIC
 analysis of the          Company I                Company I
 increase (decrease)        VALIC                Large Capital             AIG SunAmerica 2010
 in units outstanding       Ultra                   Growth                   High Watermark
 as of December 31,         Fund                     Fund                       Fund
 2005.                   Division 78              Division 79                Division 80
                        ----------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: ......       1.45%/(1)/               1.45%/(1)/                1.00%/(2)(3)(4)(5)/
                         ---------                ---------                ----------
Accumulation Unit
 Value ................  0.9779011                1.0432081                 1.0068527
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ..........          -                        -                23,843,279
                         =========                =========                ==========

Accumulation Units
 Issued ...............          -                        -                25,420,757
Accumulation Units
 Redeemed .............          -                        -                (1,737,959)
                         ---------                ---------                ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........          -                        -                23,682,799
Beginning Accumulation
 Units Outstanding ....          -                        -                         -
                         ---------                ---------                ----------
Ending Accumulation
 Units Outstanding ....          -                        -                23,682,799
                         =========                =========                ==========

Contracts with
 Mortality and Expense
 Risk Charge of: ......       1.00%/(2)(3)(4)(5)/      1.00%/(2)(3)(4)(5)/       0.80%/(2)/
                         ---------                ---------                ----------
Accumulation Unit
 Value ................  0.9782475                1.0480802                 1.0086001
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ..........          -                        -                 1,007,807
                         =========                =========                ==========

Accumulation Units
 Issued ...............          -                        -                 1,133,905
Accumulation Units
 Redeemed .............          -                        -                  (134,692)
                         ---------                ---------                ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........          -                        -                   999,213
Beginning Accumulation
 Units Outstanding ....          -                        -                         -
                         ---------                ---------                ----------
Ending Accumulation
 Units Outstanding ....          -                        -                   999,213
                         =========                =========                ==========

Contracts with
 Mortality and Expense
 Risk Charge of: ......       0.95%/(1)/               0.95%/(1)/                0.60%/(2)/
                         ---------                ---------                ----------
Accumulation Unit
 Value ................  0.9782815                1.0486219                 1.0103415
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ..........          -                        -                    37,411
                         =========                =========                ==========

Accumulation Units
 Issued ...............          -                        -                    37,028
Accumulation Units
 Redeemed .............          -                        -                         -
                         ---------                ---------                ----------
Increase (Decrease) in
 Accumulation Units
 Outstanding ..........          -                        -                    37,028
Beginning Accumulation
 Units Outstanding ....          -                        -                         -
                         ---------                ---------                ----------
Ending Accumulation
 Units Outstanding ....          -                        -                    37,028
                         =========                =========                ==========

Contracts with
 Mortality and Expense
 Risk Charge of: ......       0.80%/(2)/               0.80%/(2)/
                         ---------                ---------
Accumulation Unit
 Value ................  0.9783990                1.0502457
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ..........          -                        -
                         =========                =========

Accumulation Units
 Issued ...............          -                        -
Accumulation Units
 Redeemed .............          -                        -
                         ---------                ---------
Increase (Decrease)
 in Accumulation Units
 Outstanding ..........          -                        -

Contracts with
 Mortality and Expense
 Risk Charge of: ......       0.60%/(2)/               0.60%/(2)/
                         ---------                ---------
Accumulation Unit
 Value ................  0.9785485                1.0524292
Net Assets
 Attributable to
 Accumulation Units
 Outstanding ..........          -                        -
                         =========                =========

Accumulation Units
 Issued ...............          -                        -
Accumulation Units
 Redeemed .............          -                        -
                         ---------                ---------
Increase (Decrease)
 in Accumulation Units
 Outstanding ..........          -                        -

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.  Unit Values, Net Assets and Changes
    in Units Outstanding (Continued)

The accumulation units                                                        VALIC
 outstanding and        AIG SunAmerica            AIG SunAmerica            Company I                  VALIC
 analysis of the             2015                      2020                    Mid Cap                Company I
 increase (decrease)         High                      High                 Strategic                 Small Cap
 in units outstanding      Watermark                 Watermark               Growth                    Special
 as of December 31,          Fund                      Fund                    Fund                  Values Fund
 2005.                   Division 81               Division 82             Division 83               Division 84
                        ---------------------------------------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: .....        1.00%/(2)(3)(4)(5)/      1.00%/(2)(3)(4)(5)/      1.45%/(1)/                1.00%/(2)(3)(4)(5)(6)/
                        ----------                ---------                ---------                 ---------
Accumulation Unit
 Value ...............   1.0309068                1.0434631                1.1251490                 0.9823909
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........  18,100,152                6,779,319                        -                         -
                        ==========                =========                =========                 =========

Accumulation Units
 Issued ..............  18,824,377                6,914,932                        -                         -
Accumulation Units
 Redeemed ............  (1,265,639)                (417,370)                       -                         -
                        ----------                ---------                ---------                 ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........  17,558,738                6,497,562                        -                         -
Beginning Accumulation
 Units Outstanding ...           -                        -                        -                         -
                        ----------                ---------                ---------                 ---------
Ending Accumulation
 Units Outstanding ...  17,558,738                6,497,562                        -                         -
                        ==========                =========                =========                 =========

Contracts with
 Mortality and Expense
 Risk Charge of: .....        0.80%/(2)/               0.80%/(2)/               1.00%/(2)(3)(4)(5)/       0.80%/(2)(6)/
                        ----------                ---------                ---------                 ---------
Accumulation Unit
 Value ...............   1.0326992                1.0452627                1.1304166                 0.9825403
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........     757,462                  566,259                        -                         -
                        ==========                =========                =========                 =========

Accumulation Units
 Issued ..............     735,863                  557,192                        -                         -
Accumulation Units
 Redeemed ............      (2,384)                 (15,454)                       -                         -
                        ----------                ---------                ---------                 ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........     733,478                  541,738                        -                         -
Beginning Accumulation
 Units Outstanding ...           -                        -                        -                         -
                        ----------                ---------                ---------                 ---------
Ending Accumulation
 Units Outstanding ...     733,478                  541,738                        -                         -
                        ==========                =========                =========                 =========

Contracts with
 Mortality and Expense
 Risk Charge of: .....        0.60%/(2)/               0.60%/(2)/               0.95%/(1)/                0.60%/(2)(6)/
                        ----------                ---------                ---------                 ---------
Accumulation Unit
 Value ...............   1.0344697                1.0470813                1.1309999                 0.9826937
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........     332,690                   11,737                        -                         -
                        ==========                =========                =========                 =========

Accumulation Units
 Issued ..............     321,605                   12,897                        -                         -
Accumulation Units
 Redeemed ............          (0)                  (1,688)                       -                         -
                        ----------                ---------                ---------                 ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........     321,605                   11,209                        -                         -
Beginning Accumulation
 Units Outstanding ...           -                        -                        -                         -
                        ----------                ---------                ---------                 ---------
Ending Accumulation
 Units Outstanding ...     321,605                   11,209                        -                         -
                        ==========                =========                =========                 =========

Contracts with
 Mortality and Expense
 Risk Charge of: .....                                                          0.80%/(2)/
                                                                           ---------
Accumulation Unit
  Value ..............                                                     1.1327475
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........                                                             -
                                                                           =========

Accumulation Units
 Issued ..............                                                             -
Accumulation Units
 Redeemed ............                                                             -
                                                                           ---------
Increase (Decrease)
 in Accumulation Units
 Outstanding .........                                                             -

Contracts with
 Mortality and Expense
 Risk Charge of: .....                                                          0.60%/(2)/
                                                                           ---------
Accumulation Unit
 Value ...............                                                     1.1351084
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........                                                             -
                                                                           =========

Accumulation Units
 Issued ..............                                                             -
Accumulation Units
 Redeemed ............                                                             -
                                                                           ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........                                                             -

The accumulation units
 outstanding and           VALIC                       VALIC                        VALIC
 analysis of the          Company I                   Company I                   Company I
 increase (decrease)      Small Cap                   Small Cap                     Global
 in units outstanding     Strategic                   Aggressive                    Equity
 as of December 31,      Growth Fund                 Grwoth Fund                     Fund
 2005.                   Division 85                 Division 86                 Division 87
                        ------------------------------------------------------------------------
Contracts with
 Mortality and Expense
 Risk Charge of: .....       1.00%/(2)(3)(4)(5)(6)/      1.00%/(2)(3)(4)(5)(6)/      1.45%/(1)/
                        ---------                   ---------                   ---------
Accumulation Unit
 Value ...............  0.9952347                   0.9802464                   1.0016323
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........          -                           -                           -
                        =========                   =========                   =========

Accumulation Units
 Issued ..............          -                           -                           -
Accumulation Units
 Redeemed ............          -                           -                           -
                        ---------                   ---------                   ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........          -                           -                           -
Beginning Accumulation
 Units Outstanding ...          -                           -                           -
                        ---------                   ---------                   ---------
Ending Accumulation
 Units Outstanding ...          -                           -                           -
                        =========                   =========                   =========

Contracts with
 Mortality and Expense
 Risk Charge of: .....       0.80%/(2)(6)/               0.80%/(2)(6)/               1.00%/(2)(3)(4)(5)/
                        ---------                   ---------                   ---------
Accumulation Unit
 Value ...............  0.9953882                   0.9803949                   1.0019844
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........          -                           -                           -
                        =========                   =========                   =========

Accumulation Units
 Issued ..............          -                           -                           -
Accumulation Units
 Redeemed ............          -                           -                           -
                        ---------                   ---------                   ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........          -                           -                           -
Beginning Accumulation
 Units Outstanding ...          -                           -                           -
                        ---------                   ---------                   ---------
Ending Accumulation
 Units Outstanding ...          -                           -                           -
                        =========                   =========                   =========

Contracts with
 Mortality and Expense
 Risk Charge of: .....       0.60%/(2)(6)/               0.60%/(2)(6)/               0.95%/(1)/
                        ---------                   ---------                   ---------
Accumulation Unit
 Value ...............  0.9955396                   0.9805455                   1.0020224
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........          -                           -                           -
                        =========                   =========                   =========

Accumulation Units
 Issued ..............          -                           -                           -
Accumulation Units
 Redeemed ............          -                           -                           -
                        ---------                   ---------                   ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........          -                           -                           -
Beginning Accumulation
 Units Outstanding ...          -                           -                           -
                        ---------                   ---------                   ---------
Ending Accumulation
 Units Outstanding ...          -                           -                           -
                        =========                   =========                   =========

Contracts with
 Mortality and Expense
 Risk Charge of: .....                                                               0.80%/(2)/
                                                                                ---------
Accumulation Unit
  Value ..............                                                          1.0021381
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........                                                                  -
                                                                                =========

Accumulation Units
 Issued ..............                                                                  -
Accumulation Units
 Redeemed ............                                                                  -
                                                                                ---------
Increase (Decrease)
 in Accumulation Units
 Outstanding .........                                                                  -

Contracts with
 Mortality and Expense
 Risk Charge of: .....                                                               0.60%/(2)/
                                                                                ---------
Accumulation Unit
 Value ...............                                                          1.0022939
Net Assets
 Attributable to
 Accumulation Units
 Outstanding .........                                                                  -
                                                                                =========

Accumulation Units
 Issued ..............                                                                  -
Accumulation Units
 Redeemed ............                                                                  -
                                                                                ---------
Increase (Decrease) in
 Accumulation Units
 Outstanding .........                                                                  -

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)


The accumulation units outstanding and analysis    VALIC Company I                     VALIC Company I
of the increase                                    Global Strategy                      Foreign Value
(decrease) in units outstanding as of                    Fund                               Fund
December 31, 2005.                                    Division 88                        Division 89
-----------------------------------------------    ---------------                     ---------------
Contracts with Mortality and Expense Risk Charge
  of:                                                      1.00% /(2) (3) (4) (5) (6)/         1.00% /(2) (3) (4) (5) (6)/
                                                      ---------                           ---------
Accumulation Unit Value...........................    1.0131335                           1.0095427
Net Assets Attributable to Accumulation Units
  Outstanding.....................................           --                                  --
                                                      =========                           =========
Accumulation Units Issued.........................           --                                  --
Accumulation Units Redeemed.......................           --                                  --
                                                      ---------                           ---------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................           --                                  --
Beginning Accumulation Units Outstanding..........           --                                  --
                                                      ---------                           ---------
Ending Accumulation Units Outstanding.............           --                                  --
                                                      =========                           =========
Contracts with Mortality and Expense Risk Charge
  of:                                                      0.80% /(2) (6)/                     0.80% /(2) (6)/
                                                      ---------                           ---------
Accumulation Unit Value...........................    1.0132865                           1.0096964
Net Assets Attributable to Accumulation Units
  Outstanding.....................................           --                                  --
                                                      =========                           =========
Accumulation Units Issued.........................           --                                  --
Accumulation Units Redeemed.......................           --                                  --
                                                      ---------                           ---------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................           --                                  --
Beginning Accumulation Units Outstanding..........           --                                  --
                                                      ---------                           ---------
Ending Accumulation Units Outstanding.............           --                                  --
                                                      =========                           =========
Contracts with Mortality and Expense Risk Charge
  of:                                                      0.60% /(2) (6)/                     0.60% /(2) (6)/
                                                      ---------                           ---------
Accumulation Unit Value...........................    1.0134444                           1.0098511
Net Assets Attributable to Accumulation Units
  Outstanding.....................................           --                                  --
                                                      =========                           =========
Accumulation Units Issued.........................           --                                  --
Accumulation Units Redeemed.......................           --                                  --
                                                      ---------                           ---------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................           --                                  --
Beginning Accumulation Units Outstanding..........           --                                  --
                                                      ---------                           ---------
Ending Accumulation Units Outstanding.............           --                                  --
                                                      =========                           =========

--------
/(1)/ Offered in registered Potentia Product
/(2)/ Offered in Portfolio Director Product
/(3)/ Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/ Funds not available to VALIC contract owners until 2006.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the four years in the period ended December 31, 2005, follows:

                                                 At December 31                      For the year ended December 31
                                       ----------------------------------  --------------------------------------------------
                                               Unit Fair Value     Net      Average   Investment                 Total Return
                                       Units      Lowest to       Assets   Net Assets   Income     Expense        Lowest to
                                       (000s)      Highest        (000s)     (000s)   Ratio /(1)/ Ratio /(2)/   Highest /(3)/
                                       ------- ---------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company I Capital Conservation Fund, Division 1
-----------------------------------------------------
2005..................................     710 $ 4.89           $    3,471 $    3,686    4.19%       0.99%      0.77%
2004..................................     805   4.85                3,901      3,989    3.56%       1.00%      2.94%
2003..................................     865   4.71                4,075      4,307    3.33%       1.04%      3.09%
2002..................................     993   4.57                4,536      4,292    4.61%       1.00%      7.85%
2001..................................   1,005   4.24                4,255      3,697    6.92%       1.24%      6.70%

VALIC Company I Money Market I Fund, Division 2
-----------------------------------------------
2005..................................     637 $ 2.79           $    1,779 $    1,792    2.79%       1.04%      1.71%
2004..................................     657   2.75                1,805      1,915    0.82%       1.05%     -0.20%
2003..................................     735   2.75                2,024      2,793    0.63%       1.04%     -0.40%
2002..................................   1,288   2.76                3,560      3,886    1.24%       1.00%      0.24%
2001..................................   1,387   2.76                3,824      3,836    4.30%       1.17%      2.65%

VALIC Company I Mid Cap Index Fund, Division 4
----------------------------------------------
2005.................................. 233,145 $ 1.35 to  10.20 $2,171,514 $1,933,336    1.02%       0.96%     10.57% to   11.53%
2004.................................. 214,907   1.22 to   9.15  1,806,400  1,543,301    0.84%       0.98%     14.37% to   15.35%
2003.................................. 192,477   1.07 to   7.93  1,412,960  1,105,126    0.68%       0.97%     33.16% to   34.31%
2002.................................. 169,912   0.80 to   5.90    931,354    996,421    0.66%       0.98%    -16.14% to  -15.41%
2001.................................. 157,447   6.48 to   6.98  1,023,178    964,626    0.78%       0.99%     -1.93% to   -1.54%

VALIC Company I Asset Allocation Fund, Division 5
-------------------------------------------------
2005..................................  38,102 $ 4.48 to   4.89 $  171,347 $  181,762    2.44%       0.98%      2.68% to    3.09%
2004..................................  45,466   4.36 to   4.74    198,651    192,593    1.84%       0.99%      7.41% to    7.84%
2003..................................  44,059   4.06 to   4.40    179,689    163,495    1.87%       0.99%     18.48% to   18.96%
2002..................................  45,224   3.43 to   3.70    155,648    172,207    2.51%       0.99%    -10.26% to   -9.90%
2001..................................  50,638   3.82 to   4.10    194,069    202,530    2.89%       1.00%     -5.17% to   -4.79%

VALIC Company I Money Market I Fund, Division 6
-----------------------------------------------
2005.................................. 168,376 $ 1.01 to   2.14 $  322,035 $  325,994    2.76%       0.96%      1.24% to    2.12%
2004.................................. 169,102   1.00 to   2.09    329,953    354,985    0.78%       0.93%     -0.66% to    0.20%
2003.................................. 194,029   1.01 to   2.09    380,465    425,490    0.60%       0.96%     -0.86% to    0.00%
2002.................................. 239,738   1.01 to   2.09    471,250    477,816    1.24%       0.96%     -0.22% to    0.64%
2001.................................. 252,996   1.95 to   2.07    494,999    496,457    3.61%       0.98%      2.65% to    3.06%

VALIC Company I Capital Conservation Fund, Division 7
-----------------------------------------------------
2005..................................  40,013 $ 2.74 to   2.96 $  110,122 $   96,391    3.81%       0.87%      0.77% to    1.17%
2004..................................  30,328   2.72 to   2.93     82,661     79,470    3.51%       0.97%      2.94% to    3.35%
2003..................................  28,834   2.64 to   2.83     76,312     76,438    3.36%       1.03%      3.09% to    3.50%
2002..................................  29,869   2.56 to   2.74     76,624     69,109    4.57%       0.98%      7.85% to    8.28%
2001..................................  27,771   2.37 to   2.53     66,000     57,351    5.59%       0.98%      6.70% to    7.13%

VALIC Company I Government Securities Fund, Division 8
------------------------------------------------------
2005..................................  40,621 $ 2.78 to   3.00 $  113,302 $  118,579    3.45%       0.98%      1.60% to    2.00%
2004..................................  45,451   2.73 to   2.94    124,294    129,246    2.85%       0.99%      2.41% to    2.82%
2003..................................  52,761   2.67 to   2.86    141,390    163,616    3.08%       0.98%      0.14% to    0.55%
2002..................................  62,366   2.66 to   2.85    166,699    131,233    4.06%       0.98%     10.92% to   11.36%
2001..................................  47,059   2.40 to   2.56    113,265    103,048    5.07%       0.99%      5.71% to    6.14%

VALIC Company I Stock Index Fund, Division 10A
----------------------------------------------
2005..................................  10,025 $23.11           $  237,030 $  246,941    1.48%       0.98%      3.52%
2004..................................  11,234  22.33              256,852    258,387    1.54%       0.98%      9.41%
2003..................................  12,425  20.41              260,143    242,689    1.30%       0.97%     26.93%
2002..................................  13,677  16.08              225,569    283,832    1.14%       1.00%    -23.21%
2001..................................  16,451  20.94              352,882    366,086    1.03%       1.08%    -13.08%

VALIC Company I Stock Index Fund, Division 10B
----------------------------------------------
2005..................................     500 $38.64           $   19,797 $   20,921    1.49%       0.43%      4.11%
2004..................................     579  37.11               22,044     21,845    1.54%       0.37%     10.07%
2003..................................     621  33.70               21,618     20,247    1.30%       0.29%     27.79%
2002..................................     690  26.39               18,851     23,176    1.14%       0.29%    -22.66%
2001..................................     795  34.12               28,173     29,227    1.00%       0.15%    -12.25%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                              At December 31                      For the year ended December 31
                                     ---------------------------------  --------------------------------------------------
                                             Unit Fair Value    Net      Average   Investment                 Total Return
                                     Units     Lowest to       Assets   Net Assets   Income     Expense        Lowest to
                                     (000s)     Highest        (000s)     (000s)   Ratio /(1)/ Ratio /(2)/   Highest /(3)/
                                     ------- --------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company I Stock Index Fund, Division 10C
----------------------------------------------
2005................................ 849,383 $0.93 to  $5.28 $4,169,914 $4,093,536    1.47%       0.94%      3.05% to    3.94%
2004................................ 845,578  0.91 to   5.08  4,017,159  3,850,094    1.54%       0.94%      8.91% to    9.85%
2003................................ 846,011  0.83 to   4.62  3,686,006  3,237,578    1.30%       0.94%     26.34% to   27.43%
2002................................ 814,587  0.66 to   3.63  2,794,008  3,218,554    1.15%       0.98%    -23.56% to  -22.90%
2001................................ 837,844  4.44 to   4.70  3,738,084  3,877,954    0.95%       0.98%    -13.08% to  -12.73%

VALIC Company I Stock Index Fund, Division 10D
----------------------------------------------
2005................................   2,979 $8.69           $   26,034 $   27,647    1.48%       0.99%      3.52%
2004................................   3,467  8.40               29,260     29,060    1.53%       0.97%      9.41%
2003................................   3,741  7.68               28,855     26,405    1.30%       0.96%     26.93%
2002................................   3,940  6.05               23,946     28,324    1.15%       1.01%    -23.21%
2001................................   4,448  7.88               35,193     36,510    1.02%       1.07%    -13.00%

VALIC Company I International Equities Fund, Division 11
--------------------------------------------------------
2005................................ 394,287 $1.64 to  $1.75 $  648,641 $  520,365    1.81%       0.97%     15.82% to   16.29%
2004................................ 265,712  1.42 to   1.51    376,837    224,399    1.43%       0.98%     16.68% to   17.15%
2003................................ 100,098  1.21 to   1.29    121,879     86,715    1.58%       0.98%     28.35% to   28.86%
2002................................  78,954  0.95 to   1.00     74,884     84,752    0.33%       0.99%    -19.60% to  -19.28%
2001................................  79,743  1.18 to   1.24     94,049    106,660    2.19%       1.00%    -22.75% to  -22.44%

VALIC Company I Social Awareness Fund, Division 12
--------------------------------------------------
2005................................ 102,370 $0.93 to  $3.99 $  384,400 $  390,447    1.19%       0.97%      2.56% to    3.45%
2004................................ 113,968  0.91 to   3.85    414,408    408,421    1.24%       0.98%      8.99% to    9.93%
2003................................ 119,744  0.84 to   3.50    398,346    349,114    1.00%       0.98%     26.59% to   27.68%
2002................................ 121,648  0.66 to   2.75    318,132    378,702    0.79%       0.98%    -24.55% to  -23.90%
2001................................ 132,243  3.44 to   3.61    455,970    470,161    0.79%       0.99%    -12.27% to  -11.91%

VALIC Company I International Government Bond Fund, Division 13
---------------------------------------------------------------
2005................................  64,324 $2.20 to  $2.33 $  142,221 $  147,764    3.96%       0.97%     -1.60% to   -1.20%
2004................................  69,235  2.24 to   2.36    154,892    148,766    5.09%       0.98%      9.53% to    9.97%
2003................................  74,424  2.04 to   2.15    152,636    145,118    2.42%       0.98%     18.23% to   18.70%
2002................................  73,861  1.73 to   1.81    128,024    108,223      --        0.98%     16.22% to   16.68%
2001................................  67,430  1.49 to   1.55    100,502    102,877      --        0.99%     -2.86% to   -2.47%

VALIC Company I Small Cap Index Fund, Division 14
-------------------------------------------------
2005................................ 260,165 $1.28 to  $3.52 $  870,870 $  745,223    0.95%       0.96%      2.76% to    3.65%
2004................................ 201,258  1.25 to   3.40    650,837    502,550    0.84%       0.98%     16.18% to   17.18%
2003................................ 149,874  1.08 to   2.90    416,710    285,486    0.55%       0.97%     44.34% to   45.59%
2002................................ 109,676  0.75 to   1.99    210,172    226,337    0.95%       0.98%    -21.97% to  -21.29%
2001................................  98,908  2.44 to   2.53    241,626    224,691    1.19%       0.99%      0.98% to    1.39%

VALIC Company I Core Equity Fund, Division 15
---------------------------------------------
2005................................ 233,609 $2.14 to  $2.24 $  500,832 $  535,381    1.04%       0.97%      2.93% to    3.34%
2004................................ 282,887  2.08 to   2.17    585,907    596,629    1.18%       0.98%      6.96% to    7.39%
2003................................ 320,911  1.94 to   2.02    625,526    558,250    1.04%       0.98%     25.53% to   26.03%
2002................................ 339,145  1.55 to   1.60    526,422    629,299    0.84%       0.99%    -22.91% to  -22.60%
2001................................ 384,498  2.01 to   2.07    773,821    836,811    0.45%       1.00%    -16.12% to  -15.78%

VALIC Company I Growth & Income Fund, Division 16
-------------------------------------------------
2005................................  65,279 $0.91 to  $2.29 $  142,823 $  153,769    1.18%       0.98%     -0.01% to    0.85%
2004................................  77,184  0.91 to   2.27    167,042    167,906    0.95%       0.99%      9.11% to   10.05%
2003................................  93,726  0.83 to   2.06    186,306    162,637    0.67%       0.99%     20.88% to   21.92%
2002................................  93,866  0.69 to   1.69    153,634    185,496    0.68%       0.99%    -22.66% to  -21.99%
2001................................ 105,129  2.10 to   2.17    221,379    232,862    0.68%       1.00%    -10.98% to  -10.62%

VALIC Company I Science & Technology Fund, Division 17
------------------------------------------------------
2005................................ 511,716 $0.51 to  $2.30 $1,129,864 $1,177,302      --        0.96%      1.83% to    2.71%
2004................................ 618,736  0.50 to   2.24  1,328,628  1,351,782      --        0.98%     -0.67% to    0.19%
2003................................ 689,182  0.51 to   2.24  1,490,473  1,197,495      --        0.98%     49.28% to   50.57%
2002................................ 654,031  0.34 to   1.49    942,694  1,168,544      --        0.98%    -41.08% to  -40.57%
2001................................ 658,930  2.43 to   2.50  1,603,534  1,862,188      --        1.00%    -41.77% to  -41.53%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                        At December 31                      For the year ended December 31
                               ---------------------------------  --------------------------------------------------
                                       Unit Fair Value    Net      Average   Investment                 Total Return
                               Units     Lowest to       Assets   Net Assets   Income     Expense        Lowest to
                               (000s)     Highest        (000s)     (000s)   Ratio /(1)/ Ratio /(2)/   Highest /(3)/
                               ------- --------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company I Small Cap Fund, Division 18
-------------------------------------------
2005.......................... 231,549 $2.68 to  $2.84 $  616,086 $  622,771      --        0.97%      6.26% to       6.69%
2004.......................... 262,835  2.53 to   2.66    662,328    614,333      --        0.98%     17.83% to      18.30%
2003.......................... 302,921  2.14 to   2.25    652,804    548,920      --        0.96%     35.04% to      35.57%
2002.......................... 310,040  1.59 to   1.66    494,495    588,767      --        0.96%    -24.15% to     -23.84%
2001.......................... 333,551  2.09 to   2.18    700,988    679,183      --        0.97%     -5.96% to      -5.58%

Templeton Global Asset Allocation Fund, Division 19
---------------------------------------------------
2005.......................... 150,266 $2.64 to  $2.83 $  398,848 $  387,058    3.93%       1.21%      2.57% to       2.98%
2004.......................... 145,175  2.57 to   2.74    374,152    321,788    2.96%       1.23%     14.49% to      14.95%
2003.......................... 147,399  2.25 to   2.39    334,579    256,788    2.73%       1.19%     30.67% to      31.19%
2002.......................... 128,200  1.72 to   1.82    222,713    236,355    1.96%       1.19%     -5.36% to      -4.98%
2001.......................... 135,238  1.82 to   1.91    248,003    261,516    1.44%       1.20%    -10.85% to     -10.49%

VALIC Company I International Growth I Fund, Division 20
--------------------------------------------------------
2005.......................... 219,896 $1.86 to  $1.96 $  408,838 $  390,878    1.35%       0.97%     12.57% to      13.02%
2004.......................... 246,624  1.65 to   1.74    407,359    385,156    0.60%       0.98%     14.45% to      14.91%
2003.......................... 280,453  1.45 to   1.51    407,377    351,302    1.05%       0.96%     24.17% to      24.67%
2002.......................... 288,450  1.16 to   1.21    337,197    394,594    0.98%       0.97%    -19.10% to     -18.77%
2001.......................... 315,524  1.44 to   1.49    455,625    515,807    0.65%       0.98%    -26.77% to     -26.48%

VALIC Company I Income & Growth Fund, Division 21
-------------------------------------------------
2005.......................... 137,303 $1.64 to  $1.77 $  225,277 $  231,100    1.90%       0.96%      3.52% to       3.94%
2004.......................... 154,912  1.58 to   1.70    241,354    233,026    1.81%       0.96%     11.68% to      12.13%
2003.......................... 164,857  1.42 to   1.52    235,131    201,592    1.48%       0.96%     27.93% to      28.44%
2002.......................... 166,167  1.11 to   1.18    185,111    214,063    1.10%       0.96%    -20.38% to     -20.06%
2001.......................... 177,169  1.39 to   1.48    247,563    247,537    0.89%       0.98%     -9.28% to      -8.92%

Vanguard Long-Term Investment Grade Fund, Division 22
-----------------------------------------------------
2005.......................... 114,312 $1.87 to  $2.06 $  215,609 $  209,251    5.34%       0.95%      4.09% to       4.51%
2004.......................... 108,313  1.80 to   1.97    195,275    182,470    5.61%       0.96%      7.86% to       8.29%
2003.......................... 110,831  1.67 to   1.82    187,005    187,702    5.65%       0.95%      5.20% to       5.62%
2002.......................... 106,615  1.59 to   1.73    170,904    144,556    6.27%       0.95%     12.10% to      12.55%
2001..........................  88,047  1.42 to   1.53    125,872     99,817    6.52%       0.95%      8.53% to       8.96%

Vanguard Long-Term Treasury Fund, Division 23
---------------------------------------------
2005.......................... 173,758 $1.92 to  $2.07 $  333,761 $  317,350    4.84%       0.96%      5.55% to       5.97%
2004.......................... 162,227  1.82 to   1.95    295,240    295,301    5.03%       0.97%      6.05% to       6.48%
2003.......................... 182,935  1.71 to   1.83    315,279    341,949    4.82%       0.96%      1.65% to       2.06%
2002.......................... 199,173  1.68 to   1.80    337,458    267,603    5.22%       0.97%     15.51% to      15.98%
2001.......................... 162,139  1.46 to   1.55    237,491    219,206    5.57%       0.98%      3.31% to       3.73%

Vanguard Windsor II Fund, Division 24
-------------------------------------
2005.......................... 702,946 $2.25 to  $2.43 $1,566,299 $1,483,284    2.17%       1.20%      5.68% to       6.11%
2004.......................... 644,293  2.12 to   2.29  1,372,830  1,183,729    2.11%       1.21%     16.84% to      17.31%
2003.......................... 603,232  1.82 to   1.95  1,106,274    895,011    2.37%       1.20%     28.47% to      28.98%
2002.......................... 542,194  1.42 to   1.51    773,254    836,093    2.22%       1.21%    -17.90% to     -17.57%
2001.......................... 502,582  1.72 to   1.84    871,329    820,815    2.13%       1.22%     -4.61% to      -4.22%

Vanguard Wellington Fund, Division 25
-------------------------------------
2005.......................... 586,360 $2.18 to  $2.40 $1,284,053 $1,208,911    2.97%       1.20%      5.50% to       5.92%
2004.......................... 552,256  2.06 to   2.26  1,142,920  1,017,473    3.02%       1.21%      9.79% to      10.23%
2003.......................... 505,105  1.88 to   2.05    960,010    801,343    2.98%       1.20%     19.25% to      19.73%
2002.......................... 443,418  1.58 to   1.71    706,350    702,977    3.28%       1.20%     -8.05% to      -7.69%
2001.......................... 396,605  1.72 to   1.86    685,952    623,684    3.40%       1.22%      2.88% to       3.30%

Putnam New Opportunities Fund, Division 26
------------------------------------------
2005.......................... 438,965 $0.72 to  $1.36 $  559,314 $  568,259      --        0.95%      8.33% to       9.27%
2004.......................... 526,535  0.67 to   1.25    617,991    620,357      --        0.96%      8.50% to       9.44%
2003.......................... 626,301  0.62 to   1.14    684,141    608,282      --        0.94%     30.76% to      31.88%
2002.......................... 636,710  0.47 to   0.87    528,947    633,606      --        0.95%    -31.63% to     -31.04%
2001.......................... 653,563  1.20 to   1.25    789,492    842,766      --        0.97%    -30.80% to     -30.51%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                              At December 31                      For the year ended December 31
                                     ---------------------------------  --------------------------------------------------
                                             Unit Fair Value    Net      Average   Investment                 Total Return
                                     Units     Lowest to       Assets   Net Assets   Income     Expense        Lowest to
                                     (000s)     Highest        (000s)     (000s)   Ratio /(1)/ Ratio /(2)/   Highest /(3)/
                                     ------- --------------  ---------- ---------- ----------  ----------  -----------------
Putnam OTC & Emerging Growth Fund, Division 27
----------------------------------------------
2005................................ 300,718 $0.57 to  $1.29 $  189,177 $  194,028      --        0.96%      6.20% to    7.11%
2004................................ 362,619  0.54 to   1.21    214,218    213,954      --        0.97%      6.36% to    7.28%
2003................................ 415,502  0.50 to   0.59    230,486    202,099      --        0.97%     33.16% to   34.31%
2002................................ 411,134  0.38 to   0.44    170,362    204,178      --        0.98%    -33.78% to  -33.20%
2001................................ 405,868  0.62 to   0.66    252,559    277,972      --        0.99%    -46.66% to  -46.45%

Putnam Global Equity Fund, Division 28
--------------------------------------
2005................................ 265,050 $0.88 to  $1.53 $  373,886 $  374,697    0.83%       0.94%      7.12% to    8.05%
2004................................ 297,644  0.82 to   1.41    392,170    378,921    0.25%       0.96%     11.90% to   12.86%
2003................................ 342,450  0.73 to   1.25    403,106    345,165    2.39%       0.95%     27.07% to   28.17%
2002................................ 338,386  0.58 to   0.98    311,697    353,447    0.25%       0.96%    -20.31% to  -19.59%
2001................................ 348,034  1.19 to   1.27    417,298    447,155      --        0.97%    -30.52% to  -30.24%

VALIC Company I Large Cap Growth Fund, Division 30
--------------------------------------------------
2005................................ 300,698 $1.12 to  $1.21 $  336,720 $  362,869    0.61%       0.96%      1.13% to    1.54%
2004................................ 372,247  1.11 to   1.20    411,133    427,053      --        0.96%      4.24% to    4.66%
2003................................ 445,027  1.07 to   1.14    479,482    427,889    0.02%       0.94%     24.83% to   25.33%
2002................................ 451,370  0.86 to   0.91    389,149    479,302    0.04%       0.95%    -28.84% to  -28.56%
2001................................ 484,221  1.20 to   1.28    585,912    609,174      --        0.96%    -23.96% to  -23.65%

American Century Ultra Fund, Division 31
----------------------------------------
2005................................ 601,775 $0.86 to  $1.82 $1,007,713 $1,036,454    0.12%       0.99%      0.64% to    1.50%
2004................................ 681,209  0.86 to   1.80  1,121,768  1,080,945      --        0.99%      9.09% to   10.03%
2003................................ 717,627  0.79 to   1.63  1,083,216    927,828      --        0.97%     24.00% to   25.07%
2002................................ 663,903  0.63 to   1.31    803,599    909,750    0.26%       0.98%    -24.26% to  -23.61%
2001................................ 646,797  1.58 to   1.71  1,027,074  1,008,698      --        1.00%    -15.48% to  -15.14%

Templeton Foreign Fund, Division 32
-----------------------------------
2005................................ 336,992 $1.92 to  $2.07 $  645,925 $  586,347    1.72%       0.95%      9.53% to    9.97%
2004................................ 312,327  1.75 to   1.88    545,727    469,327    2.08%       0.97%     16.96% to   17.43%
2003................................ 293,418  1.50 to   1.60    441,868    345,069    2.19%       0.97%     29.22% to   29.73%
2002................................ 256,119  1.16 to   1.24    298,190    313,014    1.55%       0.98%     -9.55% to   -9.19%
2001................................ 242,449  1.28 to   1.36    311,596    310,318    2.64%       0.99%     -8.84% to   -8.48%

VALIC Company II International Small Cap Equity Fund, Division 33
-----------------------------------------------------------------
2005................................ 141,743 $1.74 to  $1.79 $  245,939 $   86,678    0.44%       0.70%     28.49% to   29.00%
2004................................  18,383  1.35 to   1.38     24,572     25,491    1.23%       0.64%     18.44% to   18.92%
2003................................  19,542  1.14 to   1.16     29,880     22,229    1.10%       0.49%     27.09% to   27.59%
2002................................  12,981  0.90 to   0.91     17,561     16,756    0.39%       0.41%    -18.02% to  -17.70%
2001................................   8,190  1.09 to   1.11     16,110     15,330    0.16%       0.37%    -19.56% to  -19.24%

VALIC Company II Small Cap Growth Fund, Division 35
---------------------------------------------------
2005................................  28,855 $0.83 to  $1.53 $   42,479 $   41,201      --        0.70%      3.26% to    4.41%
2004................................  29,634  0.81 to   1.47     42,220     39,933      --        0.66%      9.27% to   10.49%
2003................................  32,553  0.74 to   1.33     47,451     32,390      --        0.54%     43.69% to   45.29%
2002................................  21,283  0.51 to   0.91     22,590     23,242      --        0.48%    -33.76% to  -33.02%
2001................................  16,049  1.35 to   1.36     26,723     22,225      --        0.42%    -24.38% to  -24.07%

VALIC Company II Small Cap Value Fund, Division 36
--------------------------------------------------
2005................................  45,167 $2.10 to  $2.16 $   87,273 $   93,033    0.68%       0.68%      5.92% to    6.34%
2004................................  46,339  1.98 to   2.03     91,703     71,872    0.68%       0.68%     18.48% to   18.96%
2003................................  34,840  1.67 to   1.71     65,019     48,365    0.44%       0.60%     38.20% to   38.75%
2002................................  29,222  1.21 to   1.23     40,139     39,413    1.06%       0.61%    -13.13% to  -12.78%
2001................................  15,708  1.39 to   1.41     27,255     19,951    1.03%       0.56%      6.30% to    6.73%

VALIC Company II Mid Cap Growth Fund, Division 37
-------------------------------------------------
2005................................  43,155 $1.15 to  $1.18 $   49,299 $   46,961      --        0.71%     10.42% to   10.87%
2004................................  46,181  1.04 to   1.07     47,973     45,888      --        0.69%     11.84% to   12.29%
2003................................  47,429  0.93 to   0.95     48,029     35,597      --        0.64%     37.41% to   37.96%
2002................................  33,996  0.68 to   0.69     25,795     25,593      --        0.62%    -30.75% to  -30.48%
2001................................  23,173  0.98 to   0.99     26,614     19,204    0.05%       0.57%    -30.98% to  -30.70%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                               At December 31                     For the year ended December 31
                                       -------------------------------  --------------------------------------------------
                                               Unit Fair Value   Net     Average   Investment                 Total Return
                                       Units     Lowest to      Assets  Net Assets   Income     Expense        Lowest to
                                       (000s)     Highest       (000s)    (000s)   Ratio /(1)/ Ratio /(2)/   Highest /(3)/
                                       ------- --------------  -------- ---------- ----------  ----------  -----------------
VALIC Company II Mid Cap Value Fund, Division 38
------------------------------------------------
2005.................................. 108,200 $2.89 to  $2.97 $304,188  $274,020     0.05%       0.70%      8.59% to    9.02%
2004..................................  90,191  2.66 to   2.73  239,126   188,597     0.18%       0.70%     15.39% to   15.85%
2003..................................  69,024  2.31 to   2.35  165,513   113,095     0.09%       0.65%     42.29% to   42.86%
2002..................................  50,596  1.62 to   1.65   86,275    83,545     0.24%       0.65%    -14.60% to  -14.26%
2001..................................  34,207  1.90 to   1.92   69,738    50,959     0.68%       0.62%     -2.57% to   -2.18%

VALIC Company II Capital Appreciation Fund, Division 39
-------------------------------------------------------
2005..................................  11,072 $0.72 to  $1.21 $ 10,593  $ 10,397     0.06%       0.63%      1.93% to    3.07%
2004..................................  13,388  0.71 to   1.19   12,431    12,892     0.28%       0.55%      7.67% to    8.87%
2003..................................  23,085  0.66 to   0.88   22,193    19,086     0.05%       0.43%     24.13% to   25.52%
2002..................................  21,008  0.53 to   0.70   16,266    18,424       --        0.41%    -31.74% to  -30.98%
2001..................................  19,682  1.00 to   1.01   22,261    21,284       --        0.40%    -22.05% to  -21.73%

VALIC Company II Large Cap Value Fund, Division 40
--------------------------------------------------
2005..................................  31,182 $1.79 to  $1.84 $ 55,688  $ 49,323     1.09%       0.70%      8.05% to    8.48%
2004..................................  27,681  1.66 to   1.70   44,861    40,691     1.36%       0.70%     12.71% to   13.16%
2003..................................  25,244  1.47 to   1.50   40,489    28,289     1.46%       0.62%     26.53% to   27.03%
2002..................................  15,435  1.16 to   1.18   20,534    16,776     1.08%       0.57%    -12.65% to  -12.30%
2001..................................   7,589  1.33 to   1.35   13,015     9,016     0.98%       0.47%     -2.55% to   -2.16%

VALIC Company II Socially Responsible Fund, Division 41
-------------------------------------------------------
2005.................................. 106,547 $1.29 to  $1.33 $136,627  $140,003     1.21%       0.72%      3.31% to    3.72%
2004..................................  75,008  1.25 to   1.28   93,678    35,242     1.40%       0.69%      9.12% to    9.55%
2003..................................   8,150  1.14 to   1.17   14,565    11,685     0.83%       0.33%     27.30% to   27.81%
2002..................................   6,483  0.90 to   0.91    9,891    10,856     0.82%       0.30%    -23.95% to  -23.64%
2001..................................   5,839  1.18 to   1.20   12,186    11,240     0.98%       0.28%    -12.37% to  -12.01%

VALIC Company II Money Market II Fund, Division 44
--------------------------------------------------
2005..................................  69,795 $1.17 to  $1.20 $ 81,819  $ 74,487     2.71%       0.70%      1.96% to    2.37%
2004..................................  57,593  1.15 to   1.18   65,500    70,662     0.83%       0.71%      0.08% to    0.48%
2003..................................  61,977  1.15 to   1.17   74,195    78,751     0.63%       0.68%     -0.13% to    0.27%
2002..................................  67,414  1.15 to   1.17   80,452    67,457     1.24%       0.67%      0.51% to    0.91%
2001..................................  52,531  1.14 to   1.16   62,979    49,041     3.41%       0.66%      2.92% to    3.33%

VALIC Company I Growth Fund, Division 45 (CLOSED) /(10)/
--------------------------------------------------------
2004..................................      -- $  -- to  $  -- $     --  $  1,722       --        0.98%     -7.77% to   -7.53%
2003..................................   4,118  0.47 to   0.47    1,929     1,490       --        0.95%     22.15% to   22.64%
2002..................................   2,641  0.38 to   0.39    1,012     1,018       --        0.97%    -30.70% to  -30.42%
2001..................................   1,892  0.55 to   0.56    1,045       682       --        1.03%    -31.17% to  -30.89%

VALIC Company I Nasdaq-100(R) Index Fund, Division 46
-----------------------------------------------------
2005.................................. 183,978 $0.47 to  $0.48 $ 87,163  $ 86,087     0.13%       0.96%      0.24% to    0.64%
2004.................................. 205,478  0.47 to   0.48   96,495    88,901     0.58%       0.97%      8.96% to    9.39%
2003.................................. 205,651  0.43 to   0.44   89,189    53,539       --        0.96%     47.79% to   48.39%
2002..................................  85,840  0.29 to   0.30   25,172    22,196       --        0.97%    -38.87% to  -38.63%
2001..................................  44,583  0.48 to   0.48   21,380    13,855     0.12%       0.98%    -33.16% to  -32.88%

Janus Adviser Worldwide Fund, Division 47
-----------------------------------------
2005..................................  51,168 $0.69 to  $1.24 $ 35,315  $ 35,762     0.79%       0.96%      4.54% to    5.44%
2004..................................  58,805  0.66 to   1.18   38,569    38,867     0.35%       0.97%      3.21% to    4.10%
2003..................................  65,101  0.64 to   0.70   41,409    35,671     0.65%       0.96%     21.05% to   22.10%
2002..................................  60,112  0.52 to   0.58   31,428    32,581     0.39%       0.97%    -27.08% to  -26.44%
2001..................................  45,583  0.71 to   0.72   32,518    20,593     0.21%       0.97%    -21.87% to  -21.55%

VALIC Company II Aggressive Growth Lifestyle Fund, Division 48
--------------------------------------------------------------
2005..................................  26,756 $1.10 to  $1.66 $ 41,368  $ 37,402     1.97%       0.70%     10.28% to   11.51%
2004..................................  23,935  0.99 to   1.49   35,659    34,093     1.13%       0.61%     11.80% to   13.05%
2003..................................  21,229  0.89 to   1.32   33,885    25,898     0.98%       0.53%     27.49% to   28.91%
2002..................................  15,605  0.70 to   1.02   20,691    21,130     0.70%       0.49%    -19.65% to  -18.75%
2001..................................  12,407  1.24 to   1.26   21,547    17,168     1.32%       0.43%    -13.13% to  -12.77%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                               At December 31                     For the year ended December 31
                                       -------------------------------  --------------------------------------------------
                                               Unit Fair Value   Net     Average   Investment                 Total Return
                                       Units     Lowest to      Assets  Net Assets   Income     Expense        Lowest to
                                       (000s)     Highest       (000s)    (000s)   Ratio /(1)/ Ratio /(2)/   Highest /(3)/
                                       ------- --------------  -------- ---------- ----------  ----------  -----------------
VALIC Company II Moderate Growth Lifestyle Fund, Division 49
------------------------------------------------------------
2005..................................  45,831 $1.17 to  $1.72 $ 72,955  $ 67,417     1.08%       0.69%      7.12% to    8.31%
2004..................................  40,378  1.09 to   1.59   62,528    55,910     2.02%       0.66%      9.58% to   10.80%
2003..................................  34,144  0.99 to   1.44   55,165    43,357     2.32%       0.55%     21.58% to   22.93%
2002..................................  26,169  0.82 to   1.17   35,814    35,475     2.11%       0.51%    -11.71% to  -10.73%
2001..................................  22,514  1.29 to   1.31   35,501    29,049     3.01%       0.46%     -6.40% to   -6.02%

VALIC Company II Conservative Growth Lifestyle Fund, Division 50
----------------------------------------------------------------
2005..................................  20,165 $1.17 to  $1.68 $ 31,560  $ 29,879     2.84%       0.69%      4.70% to    5.87%
2004..................................  17,680  1.12 to   1.59   28,401    28,523     2.63%       0.59%      7.55% to    8.75%
2003..................................  15,229  1.04 to   1.46   28,956    23,412     3.17%       0.48%     15.43% to   16.72%
2002..................................  11,160  0.90 to   1.25   19,844    19,502     1.30%       0.45%     -6.41% to   -5.37%
2001..................................  10,245  1.30 to   1.32   19,815    16,528     5.97%       0.43%     -2.47% to   -2.08%

Vanguard LifeStrategy Growth Fund, Division 52
----------------------------------------------
2005..................................  59,842 $1.41 to  $1.45 $ 81,292  $ 75,645     2.11%       1.18%      5.56% to    5.98%
2004..................................  53,843  1.33 to   1.37   71,438    59,751     2.22%       1.17%     11.17% to   11.62%
2003..................................  72,257  1.20 to   1.23   87,734    67,293     1.90%       1.01%     26.93% to   27.43%
2002..................................  56,500  0.95 to   0.96   53,967    51,638     2.17%       1.00%    -16.88% to  -16.55%
2001..................................  43,436  1.14 to   1.15   49,826    43,125     2.25%       0.98%    -10.00% to   -9.63%

Vanguard LifeStrategy Moderate Growth Fund, Division 53
-------------------------------------------------------
2005..................................  74,704 $1.40 to  $1.44 $ 98,585  $ 93,800     2.61%       1.16%      4.38% to    4.80%
2004..................................  66,184  1.34 to   1.38   88,307    74,552     2.76%       1.15%      9.19% to    9.63%
2003..................................  87,905  1.23 to   1.26  109,571    85,782     2.50%       0.99%     20.88% to   21.36%
2002..................................  66,576  1.02 to   1.04   68,579    63,609     3.06%       0.97%    -11.44% to  -11.08%
2001..................................  50,500  1.15 to   1.16   58,623    50,950     3.26%       0.94%     -5.62% to   -5.24%

Vanguard LifeStrategy Conservative Growth Fund, Division 54
-----------------------------------------------------------
2005..................................  30,511 $1.37 to  $1.41 $ 38,881  $ 39,172     2.93%       1.18%      3.16% to    3.57%
2004..................................  27,719  1.33 to   1.36   36,593    31,182     3.06%       1.18%      6.68% to    7.11%
2003..................................  26,983  1.25 to   1.27   33,935    26,284     2.95%       1.09%     15.13% to   15.59%
2002..................................  18,622  1.08 to   1.10   20,319    17,451     3.85%       1.07%     -6.54% to   -6.17%
2001..................................  12,900  1.16 to   1.17   15,047    11,807     4.34%       1.04%     -1.26% to   -0.86%

Evergreen Special Values Fund, Division 55
------------------------------------------
2005.................................. 155,352 $1.98 to  $2.04 $308,806  $262,766     0.90%       0.96%      9.34% to    9.77%
2004.................................. 123,345  1.81 to   1.86  222,791   174,070     0.84%       0.97%     18.85% to   19.32%
2003..................................  94,579  1.53 to   1.56  144,741   109,322       --        0.96%     31.48% to   32.00%
2002..................................  81,612  1.16 to   1.18   94,940    85,039       --        0.97%    -14.74% to  -14.40%
2001..................................  36,556  1.36 to   1.38   49,838    23,233       --        0.97%     16.28% to   16.75%

Evergreen Fundamental Large Cap Fund, Division 56
-------------------------------------------------
2005.................................. 153,476 $1.07 to  $1.10 $164,183  $130,097     0.35%       0.98%      6.54% to    6.97%
2004.................................. 100,628  1.01 to   1.03  101,040    48,762     0.67%       0.98%      7.69% to    8.12%
2003..................................  24,108  0.93 to   0.95   22,526     8,785     0.14%       0.97%     27.78% to   28.29%
2002..................................   5,506  0.73 to   0.74    4,028     3,378     0.33%       0.96%    -17.80% to  -17.47%
2001..................................   2,590  0.89 to   0.90    2,304     1,184       --        1.01%    -15.68% to  -15.34%

Evergreen Equity Income Fund, Division 57
-----------------------------------------
2005..................................  20,068 $1.23 to  $1.27 $ 24,720  $ 43,787     1.39%       0.98%      2.50% to    2.91%
2004..................................  49,455  1.20 to   1.23   59,178    37,663     1.68%       0.98%      9.03% to    9.47%
2003..................................  15,201  1.10 to   1.12   16,775    11,683     1.78%       0.96%     27.12% to   27.63%
2002..................................  10,654  0.87 to   0.88    9,242     8,754     0.63%       0.97%    -19.73% to  -19.40%
2001..................................   7,367  1.08 to   1.09    7,957     4,306     0.72%       0.98%     -3.52% to   -3.13%

VALIC Company II Core Bond Fund, Division 58
--------------------------------------------
2005..................................  39,368 $1.05 to  $1.40 $ 49,423  $ 50,952     3.84%       0.65%      0.72% to    1.84%
2004..................................  31,364  1.04 to   1.37   41,882    35,826     4.13%       0.63%      3.28% to    4.43%
2003..................................  20,584  1.15 to   1.31   32,797    30,002     2.98%       0.50%      2.50% to    3.64%
2002..................................  14,616  1.12 to   1.27   24,215    16,882     5.11%       0.44%      7.30% to    8.49%
2001..................................   6,649  1.15 to   1.17   13,099     9,516     5.91%       0.34%      5.97% to    6.40%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                               At December 31                     For the year ended December 31
                                       -------------------------------  --------------------------------------------------
                                               Unit Fair Value   Net     Average   Investment                 Total Return
                                       Units     Lowest to      Assets  Net Assets   Income     Expense        Lowest to
                                       (000s)     Highest       (000s)    (000s)   Ratio /(1)/ Ratio /(2)/   Highest /(3)/
                                       ------- --------------  -------- ---------- ----------  ----------  -----------------
VALIC Company II Strategic Bond Fund, Division 59
-------------------------------------------------
2005..................................  85,455 $1.21 to  $1.78 $147,391  $119,144     4.33%       0.72%      3.38% to    4.53%
2004..................................  55,556  1.17 to   1.70   91,514    72,372     5.75%       0.71%      9.01% to   10.23%
2003..................................  34,694  1.28 to   1.54   59,397    39,531     6.41%       0.59%     17.72% to   19.03%
2002..................................  15,765  1.09 to   1.30   25,871    22,407     6.85%       0.53%      5.06% to    6.23%
2001..................................   9,672  1.20 to   1.22   17,054    11,522     7.69%       0.43%      9.72% to   10.16%

VALIC Company II High Yield Bond Fund, Division 60
--------------------------------------------------
2005..................................  50,480 $1.63 to  $1.67 $ 82,159  $ 76,176     5.56%       0.72%      6.44% to    6.87%
2004..................................  44,313  1.53 to   1.57   66,980    52,793     9.01%       0.70%     15.02% to   15.48%
2003..................................  35,032  1.33 to   1.36   53,336    35,007     9.60%       0.60%     29.01% to   29.52%
2002..................................  12,604  1.03 to   1.05   18,177    16,063     9.96%       0.49%     -2.56% to   -2.16%
2001..................................   9,314  1.06 to   1.07   15,123    12,331    10.30%       0.45%      5.21% to    5.64%

Janus Fund, Division 61
-----------------------
2005..................................  81,364 $0.62 to  $0.63 $ 50,544  $ 50,825     0.07%       0.95%      2.95% to    3.36%
2004..................................  90,682  0.60 to   0.61   54,444    54,164       --        0.96%      3.64% to    4.06%
2003..................................  99,604  0.58 to   0.59   58,035    48,451       --        0.95%     30.40% to   30.92%
2002..................................  87,485  0.45 to   0.45   39,064    41,287       --        0.96%    -28.28% to  -28.00%
2001..................................  68,441  0.62 to   0.63   42,591    27,488       --        0.97%    -26.85% to  -26.55%

AIM Large Cap Growth Fund, Division 62
--------------------------------------
2005..................................  58,454 $0.32 to  $0.32 $ 17,433  $ 16,321       --        0.94%      5.95% to    6.36%
2004..................................  53,053  0.30 to   0.30   15,757    14,006       --        0.95%      8.21% to    8.64%
2003..................................  46,900  0.28 to   0.28   12,981     9,818       --        0.95%     29.88% to   30.40%
2002..................................  33,728  0.21 to   0.21    7,175     8,146       --        0.97%    -41.74% to  -41.51%
2001..................................  27,608  0.36 to   0.37   10,076     8,001       --        0.97%    -49.58% to  -49.38%

Credit Suisse Small Cap Growth Fund, Division 63
------------------------------------------------
2005..................................  62,555 $0.81 to  $0.83 $ 50,774  $ 53,651       --        0.96%     -4.26% to   -3.88%
2004..................................  68,156  0.85 to   0.86   57,452    51,992       --        0.97%     10.00% to   10.44%
2003..................................  51,941  0.77 to   0.78   40,001    23,372       --        0.95%     44.99% to   45.57%
2002..................................  26,068  0.53 to   0.54   13,837    11,501       --        0.97%    -31.47% to  -31.20%
2001..................................  11,881  0.77 to   0.78    9,200     4,309       --        0.97%    -13.94% to  -13.60%

MSIF Trust Mid Cap Growth Portfolio, Division 64
------------------------------------------------
2005.................................. 141,998 $0.81 to  $0.83 $115,617  $ 85,448       --        0.95%     16.90% to   17.37%
2004.................................. 101,122  0.70 to   0.71   70,176    50,068       --        0.95%     20.48% to   20.97%
2003..................................  68,365  0.58 to   0.58   39,535    24,956       --        0.95%     40.83% to   41.39%
2002..................................  36,766  0.41 to   0.41   15,087    13,180       --        0.96%    -31.70% to  -31.42%
2001..................................  19,803  0.60 to   0.60   11,890     6,438       --        0.96%    -30.49% to  -30.20%

Evergreen Special Equity Fund, Division 65
------------------------------------------
2005..................................  45,946 $0.98 to  $1.00 $ 43,270  $ 41,574       --        0.95%      5.94% to    6.36%
2004..................................  47,897  0.92 to   0.94   44,053    42,874       --        0.96%      4.61% to    5.04%
2003..................................  45,184  0.88 to   0.89   39,838    16,735       --        0.95%     50.61% to   51.22%
2002..................................  11,175  0.58 to   0.59    6,548     5,039       --        0.96%    -28.26% to  -27.97%
2001..................................   3,690  0.81 to   0.82    3,027     1,247       --        0.96%    -10.12% to   -9.76%

SIT Small Cap Growth Fund, Division 66
--------------------------------------
2005.................................. 169,656 $0.74 to  $0.76 $126,041  $ 93,457       --        0.95%     17.35% to   17.81%
2004.................................. 133,858  0.63 to   0.64   83,848    76,239       --        0.96%      5.73% to    6.15%
2003.................................. 122,494  0.60 to   0.61   73,392    52,055       --        0.95%     33.23% to   33.77%
2002..................................  74,745  0.45 to   0.45   33,590    26,090       --        0.96%    -26.96% to  -26.66%
2001..................................  28,349  0.61 to   0.62   17,431     7,258       --        0.96%    -28.65% to  -28.36%

SIT Mid Cap Growth Fund, Division 67
------------------------------------
2005..................................  44,640 $0.66 to  $0.67 $ 29,385  $ 22,200       --        0.96%     14.12% to   14.58%
2004..................................  37,107  0.58 to   0.59   21,325    18,374       --        0.97%     15.85% to   16.32%
2003..................................  33,377  0.50 to   0.51   16,666    11,086       --        0.97%     37.13% to   37.68%
2002..................................  17,124  0.36 to   0.37    6,230     5,294       --        0.98%    -35.29% to  -35.03%
2001..................................   7,942  0.56 to   0.56    4,465     1,938       --        0.98%    -34.06% to  -33.79%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                               At December 31                      For the year ended December 31
                                       -------------------------------  ---------------------------------------------------
                                               Unit Fair Value   Net     Average   Investment                 Total Return
                                       Units     Lowest to      Assets  Net Assets   Income     Expense         Lowest to
                                       (000s)     Highest       (000s)    (000s)   Ratio /(1)/ Ratio /(2)/    Highest /(3)/
                                       ------- --------------  -------- ---------- ----------  ----------  ------------------
Ariel Fund, Division 68
-----------------------
2005.................................. 312,798 $1.80 to  $1.84 $565,241  $567,495     0.30%       0.95%     -0.08%  to   0.32%
2004.................................. 291,623  1.81 to   1.84  523,918   384,123     0.06%       0.96%     20.75%  to  21.24%
2003.................................. 200,714  1.50 to   1.51  300,555   216,517       --        0.95%     26.76%  to  27.27%
2002.................................. 134,358  1.18 to   1.19  158,599   117,091       --        0.96%     -6.13%  to  -5.75%
2001..................................  44,692  1.26 to   1.26   56,168    19,367     0.75%       0.97%     13.07%  to  13.53%

Ariel Appreciation Fund, Division 69
------------------------------------
2005.................................. 268,624 $1.61 to  $1.64 $432,565  $428,952     0.29%       0.96%      1.90%  to   2.31%
2004.................................. 273,688  1.58 to   1.60  430,032   376,800     0.11%       0.97%     11.98%  to  12.43%
2003.................................. 246,998  1.41 to   1.43  348,317   259,088       --        0.96%     29.67%  to  30.19%
2002.................................. 185,582  1.09 to   1.10  201,707   166,704       --        0.96%    -11.25%  to -10.90%
2001..................................  74,530  1.22 to   1.23   91,228    32,929     0.43%       0.97%     15.07%  to  15.53%

Lou Holland Growth Fund, Division 70
------------------------------------
2005..................................  35,123 $0.93 to  $0.94 $ 32,586  $ 33,411     0.00%       0.95%     -1.78%  to  -1.39%
2004..................................  35,830  0.94 to   0.96   33,602    28,027     0.31%       0.96%     10.10%  to  10.54%
2003..................................  32,200  0.86 to   0.87   27,587    16,962       --        0.96%     26.39%  to  26.90%
2002..................................  15,709  0.68 to   0.68   10,642     8,016       --        0.97%    -22.26%  to -21.95%
2001..................................   4,407  0.87 to   0.87    3,839     1,650       --        0.97%     -6.12%  to  -5.74%

Dreyfus BASIC U.S. Mortgage Securities Fund, Division 71
--------------------------------------------------------
2005..................................  68,813 $1.27 to  $1.30 $ 87,314  $ 92,323     4.06%       0.96%      2.42%  to   2.83%
2004..................................  77,962  1.24 to   1.26   95,777    98,103     4.66%       0.97%      1.78%  to   2.19%
2003..................................  83,891  1.22 to   1.23  102,283   104,241     3.85%       0.97%      2.51%  to   2.92%
2002..................................  79,578  1.19 to   1.20   94,614    55,679     4.16%       0.97%      7.79%  to   8.22%
2001..................................  21,655  1.10 to   1.11   23,872    10,986     5.44%       0.97%      6.62%  to   7.05%

VALIC Company I Blue Chip Growth Fund, Division 72
--------------------------------------------------
2005..................................  66,987 $0.86 to  $0.88 $ 57,625  $ 49,913     0.15%       0.93%      4.85%  to   5.28%
2004..................................  57,056  0.82 to   0.83   48,394    41,821     0.40%       0.95%      7.85%  to   8.29%
2003..................................  47,194  0.76 to   0.77   35,897    23,195       --        0.95%     28.18%  to  28.70%
2002..................................  26,917  0.59 to   0.60   15,967    15,834       --        0.97%    -25.07%  to -24.76%
2001..................................  20,375  0.79 to   0.79   16,122    10,383     0.13%       0.97%    -15.12%  to -14.78%

VALIC Company I Health Sciences Fund, Division 73
-------------------------------------------------
2005.................................. 158,484 $1.13 to  $1.15 $179,167  $159,035       --        0.97%     11.91%  to  12.35%
2004.................................. 161,674  1.01 to   1.03  162,277   144,254       --        0.97%     14.24%  to  14.70%
2003.................................. 128,392  0.88 to   0.89  113,618    81,562       --        0.96%     35.63%  to  36.18%
2002..................................  81,475  0.65 to   0.66   53,144    50,292       --        0.97%    -28.36%  to -28.07%
2001..................................  51,088  0.91 to   0.91   46,515    23,897       --        0.98%     -9.10%  to  -8.73%

VALIC Company I Value Fund, Division 74 /(4)/
---------------------------------------------
2005.................................. 118,410 $1.20 to  $1.22 $154,746  $ 63,923     1.01%       0.78%      5.29%  to   5.71%
2004..................................   6,261  1.14 to   1.16   18,880    15,207     0.44%       0.30%     15.14%  to  15.60%
2003..................................   3,841  0.99 to   1.00   13,950    11,292     1.14%       0.22%     24.72%  to  25.22%
2002..................................   2,127  0.80 to   0.80    9,737     9,874     0.56%       0.10%    -20.37%  to -20.05%
2001..................................      --  1.00 to   1.00   10,000    10,000       --          --             N/A

VALIC Company I Broad Cap Value Fund, Division 75 /(9)/
-------------------------------------------------------
2005..................................      -- $1.00 to  $1.00 $  2,492  $  2,418     0.18%         --       0.00%  to   0.00%

VALIC Company I Large Cap Core Fund, Division 76 /(9)/
------------------------------------------------------
2005..................................      -- $0.99 to  $0.99 $  2,465  $  2,417     0.10%         --       0.00%  to   0.00%

VALIC Company I Inflation Protected Fund, Division 77 /(5)/
-----------------------------------------------------------
2005..................................  11,057 $1.02 to  $1.02 $ 16,390  $ 10,892     5.42%       0.52%      1.72%  to   2.13%
2004..................................      --  1.00 to   1.00    5,002     4,998     0.15%         --       0.00%  to   0.00%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                                                   At December 31                    For the year ended December 31
                                            -----------------------------  -------------------------------------------------
                                                   Unit Fair Value  Net    Average Net Investment                Total Return
                                            Units    Lowest to     Assets    Assets      Income     Expense       Lowest to
                                            (000s)    Highest      (000s)    (000s)    Ratio /(1)/ Ratio /(2)/  Highest /(3)/
                                            ------ --------------  ------- ----------- ----------  ----------  ---------------
VALIC Company I VALIC Ultra Fund, Division 78 /(9)/
---------------------------------------------------
2005.......................................     -- $0.98 to  $0.98 $ 2,448   $ 2,412        --          --      0.00% to   0.00%

VALIC Company I Large Capital Growth Fund, Division 79 /(6)/
------------------------------------------------------------
2005.......................................     -- $1.04 to  $1.05 $10,590   $10,032      0.19%         --      3.54% to   4.42%
2004.......................................     --  1.01 to   1.01  10,081    10,054      0.01%         --      0.00% to   0.00%

AIG SunAmerica 2010 High Watermark Fund, Division 80 /(8)/
----------------------------------------------------------
2005....................................... 24,719 $1.01 to  $1.01 $24,851   $15,326      3.25%       0.85%     0.00% to   0.00%

AIG SunAmerica 2015 High Watermark Fund, Division 81 /(8)/
----------------------------------------------------------
2005....................................... 18,614 $1.03 to  $1.03 $19,186   $10,516      3.23%       0.84%     0.00% to   0.00%

AIG SunAmerica 2020 High Watermark Fund, Division 82 /(8)/
----------------------------------------------------------
2005.......................................  7,051 $1.04 to  $1.05 $ 7,357   $ 3,615      3.42%       0.84%     0.00% to   0.00%

VALIC Company I Mid Cap Strategic Growth Fund, Division 83 /(7)/
----------------------------------------------------------------
2005.......................................     -- $1.13 to  $1.14 $11,422   $10,396        --          --     11.45% to  12.40%
2004.......................................     --  1.01 to   1.01  10,102    10,036      0.02%         --      0.00% to   0.00%

VALIC Company I Small Cap Special Values Fund, Division 84 /(9)/
----------------------------------------------------------------
2005.......................................     -- $0.98 to  $0.98 $ 4,916   $ 4,814      0.12%         --      0.00% to   0.00%

VALIC Company I Small Cap Strategic Growth Fund, Division 85 /(9)/
------------------------------------------------------------------
2005.......................................     -- $1.00 to  $1.00 $ 2,490   $ 2,424        --          --      0.00% to   0.00%

VALIC Company I Small Cap Aggressive Growth Fund, Division 86 /(9)/
-------------------------------------------------------------------
2005.......................................     -- $0.98 to  $0.98 $ 2,453   $ 2,411        --          --      0.00% to   0.00%

VALIC Company I Global Equity Fund, Division 87 /(9)/
-----------------------------------------------------
2005.......................................     -- $1.00 to  $1.00 $ 2,507   $ 2,433      0.08%         --      0.00% to   0.00%

VALIC Company I Global Strategy Fund, Division 88 /(9)/
-------------------------------------------------------
2005.......................................     -- $1.01 to  $1.01 $ 5,070   $ 4,882      0.09%         --      0.00% to   0.00%

VALIC Company I Foreign Value Fund, Division 89 /(9)/
-----------------------------------------------------
2005.......................................     -- $1.01 to  $1.01 $ 2,526   $ 2,439      0.03%         --      0.00% to   0.00%

--------
/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimburse- ments, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner acc- ounts through the redemption of units and expenses of the underlying fund are excluded.
/(3)/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
/(4)/  Fund commenced operations on December 31, 2001.
/(5)/  Fund commenced operations on December 17, 2004.
/(6)/ Fund commenced operations on December 17, 2004. Fund number was changed from Division 76 to Division 79.
/(7)/ Fund commenced operations on December 17, 2004. Fund number was changed from Division 75 to Division 83.
/(8)/  Funds commenced operations on February 18, 2005.
/(9)/  Funds commenced operations on December 5, 2005.
/(10)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..............................   2
Statements of Admitted Assets................................   3
Statements of Liabilities, Capital and Surplus...............   4
Statements of Income and Changes in Capital and Surplus......   5
Statements of Cash Flow......................................   6
Notes to Statutory Basis Financial Statements................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of American Home Assurance Company;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP

New York, NY
April 27, 2006

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                            2005         2004
------------------                                                                        -----------   -----------
Cash and Invested Assets:
   Bonds, principally at amortized cost (NAIC Market value: 2005 - $9,798,011;
      2004 - $8,209,551)                                                                  $ 9,663,980   $ 7,994,584
   Stocks:
   Common stocks, at NAIC market value (Cost: 2005 - $1,575,107;
      2004 - $1,374,734)                                                                    3,190,583     2,923,431
   Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $539,993;
      2004 - $436,573)                                                                        542,438       457,594
   Other invested assets, primarily at equity (Cost: 2005 - $2,109,071; 2004 -
      $1,755,421)                                                                           2,261,269     1,822,492
   Securities lending collateral                                                              295,591       125,900
   Short-term investments, at amortized cost (approximates NAIC market value)                  95,534        18,537
   Cash                                                                                        22,494        70,458
   Receivable for securities                                                                  164,069        99,399
                                                                                          -----------   -----------
      TOTAL CASH AND INVESTED ASSETS                                                       16,235,958    13,512,395
                                                                                          -----------   -----------

Investment income due and accrued                                                             234,067       153,754
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                           823,180       614,120
   Premiums and installments booked but deferred and not yet due                            1,383,624     1,152,479
   Accrued retrospective premiums                                                              27,758         7,717
Amounts billed and receivable from high deductible policies                                   315,772       367,174
Reinsurance recoverable on loss payments                                                      399,204       245,992
Funds held by or deposited with reinsurers                                                     23,948       161,437
Deposit accounting assets                                                                   1,336,343     1,638,716
Deposit accounting assets - funds held                                                        432,987       424,685
Federal and foreign income taxes recoverable from parent                                      794,462       575,690
Net deferred tax assets                                                                       308,507       322,785
Equities in underwriting pools and associations                                               577,679       498,433
Electronic data processing equipment, less accumulated depreciation                            93,882        90,770
Receivable from parent, subsidiaries and affiliates                                         1,640,093       430,318
Other admitted assets                                                                         178,400       371,907
                                                                                          -----------   -----------
      TOTAL ADMITTED ASSETS                                                               $24,805,864   $20,568,372
                                                                                          ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                   2005          2004
------------------                                               -----------   -----------
                         Liabilities

Reserves for losses and loss adjustment expenses                 $11,620,078   $ 9,357,799
Unearned premiums                                                  4,334,485     4,136,808
Commissions, premium taxes, and other expenses payable               118,273       140,332
Reinsurance payable on paid loss and loss adjustment expenses        145,544       259,375
Funds held by company under reinsurance treaties                     255,848       261,469
Provision for reinsurance                                            210,152       376,738
Ceded reinsurance premiums payable, net of ceding commissions        431,565        74,708
Amounts withheld or retained by company for account of others         31,331        41,058
Payable to parent, subsidiaries and affiliates                        33,968       346,919
Policyholder funds on deposit                                         12,578        20,862
Loss clearing                                                         13,610         8,665
Liability for pension and severance pay                                4,945         4,882
Retroactive reinsurance reserves - assumed                            32,893        10,677
Retroactive reinsurance reserves - ceded                             (65,044)      (81,536)
Deposit accounting liabilities                                       486,910       465,475
Deposit accounting liabilities - funds held                        1,006,426     1,089,396
Securities lending payable                                           295,591       125,900
Collateral deposit liability                                         505,755       458,938
Other liabilities                                                    281,304       130,566
                                                                 -----------   -----------
   TOTAL LIABILITIES                                              19,756,213    17,229,032
                                                                 -----------   -----------

                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares
   authorized, 1,695,054 shares issued and outstanding                25,426        25,426
Capital in excess of par value                                     2,779,526       702,746
Unassigned surplus                                                 2,176,592     2,529,590
Special surplus funds from retroactive reinsurance                    68,107        81,578
                                                                 -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                       5,049,651     3,339,340
                                                                 -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $24,805,864   $20,568,372
                                                                 ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2005         2004
--------------------------------                                -----------   ----------
                     Statements of Income

Underwriting Income:
  Premiums earned                                               $ 7,045,820   $6,522,744
                                                                -----------   ----------
Underwriting Deductions:
  Losses incurred                                                 5,406,410    4,766,133
  Loss adjustment expenses incurred                               1,098,644      730,780
  Other underwriting expenses incurred                            1,584,477    1,424,929
                                                                -----------   ----------
Total Underwriting Deductions                                     8,089,531    6,921,842
                                                                -----------   ----------
NET UNDERWRITING LOSS                                            (1,043,711)    (399,097)
                                                                -----------   ----------
Investment Income:
  Net investment income earned                                      630,678      419,418
  Net realized capital gains (net of capital gains taxes:
    2005 - $20,492; 2004- $13,604)                                   38,055       25,265
                                                                -----------   ----------
NET INVESTMENT GAIN                                                 668,733      444,683
                                                                -----------   ----------
Net loss from agents' or premium balances charged-off              (145,742)     (42,783)
Other gain                                                           91,947       37,322
                                                                -----------   ----------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE
   FEDERAL INCOME TAXES                                            (428,773)      40,125
Federal income tax (benefit) expense                               (243,047)      86,311
                                                                -----------   ----------
    NET LOSS                                                    $  (185,726)  $  (46,187)
                                                                ===========   ==========

                Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year           $ 3,339,340   $3,621,899
  Adjustment to beginning surplus                                  (211,984)    (588,401)
                                                                -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                             3,127,356    3,033,498
                                                                -----------   ----------
Changes in Capital and Surplus:
  Net loss                                                         (185,726)     (46,187)
  Change in net unrealized capital gains [net of capital
     gains taxes: 2005 - $13,354; 2004 - ($92,280)]                 164,444      268,660
  Change in net deferred income tax                                 112,728      455,352
  Change in non-admitted assets                                    (322,775)    (345,908)
  Change in provision for reinsurance                               166,585       (7,795)
  Paid in capital and surplus                                     2,076,780      157,948
  Cash dividends to stockholder                                     (31,732)     (63,464)
  Other surplus adjustments                                               -     (149,132)
  Foreign exchange translation                                      (58,009)      36,367
                                                                -----------   ----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                          1,922,296      305,842
                                                                -----------   ----------
CAPITAL AND SURPLUS, DECEMBER 31,                               $ 5,049,651   $3,339,340
                                                                ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                  2005          2004
--------------------------------                              -----------   -----------
                    Cash From Operations

Premiums collected, net of reinsurance                        $ 7,143,463   $ 7,080,889
Net investment income                                             604,156       436,057
Miscellaneous income                                              (53,776)       (4,928)
                                                              -----------   -----------
   SUB-TOTAL                                                    7,693,843     7,512,017
                                                              -----------   -----------
Benefit and loss related payments                               3,809,181        13,777
Commission and other expense paid                               2,171,077     1,930,945
Dividends paid to policyholders                                       878           601
Change in federal and foreign income taxes                         (3,783)      618,202
                                                              -----------   -----------
   NET CASH FROM OPERATIONS                                     1,716,490     4,948,492
                                                              -----------   -----------
                   Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds                                                        4,129,223     3,286,111
   Stocks                                                       2,795,546     2,427,404
   Other                                                        3,042,793     4,128,503
                                                              -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID     9,967,562     9,842,018
                                                              -----------   -----------
Cost of Investments Acquired
   Bonds                                                        5,803,573     5,267,295
   Stocks                                                       3,071,743     2,513,100
   Other                                                        3,630,931     4,462,157
                                                              -----------   -----------
   TOTAL COST OF INVESTMENT ACQUIRED                           12,506,247    12,242,551
                                                              -----------   -----------
   NET CASH (USED IN) INVESTING ACTIVITIES                     (2,538,684)   (2,400,533)
                                                              -----------   -----------
       Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                  750,000       157,948
Dividends to stockholder                                          (47,598)      (63,464)
Net deposit on deposit-type contracts and other insurance        (285,727)     (641,968)
Other                                                             434,553    (2,022,900)
                                                              -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES          851,228    (2,570,384)
                                                              -----------   -----------
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                   29,034       (22,425)

Cash and short-term Investments:
   Beginning of year                                               88,995       111,419
                                                              -----------   -----------
   END OF YEAR                                                $   118,028   $    88,995
                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     The American Home Assurance Company ("AHAC" or the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an intercompany pooling agreement with certain affiliated companies (see Note 5).

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of (1) discounting workers' compensation reserves on a non-tabular basis; in NAIC SAP, discounting of reserves is not permitted on a non-tabular basis; (2) under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted; and, (3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance; in NAIC SAP, New York Regulation 20 credits are not permitted.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

     DECEMBER 31,                                 2005         2004
     ------------                              ----------   ----------
     NET LOSS, NEW YORK INSURANCE DEPARTMENT   $ (185,726)  $  (46,187)
     State Practices - (Deduction) Income:
        Non-Tabular Discounting                   (31,431)     (44,160)
                                              ----------   ----------
     NET LOSS, NAIC SAP                        $ (217,157)  $  (90,347)
                                               ==========   ==========
     STATUTORY SURPLUS, NEW YORK INSURANCE
        DEPARTMENT                             $5,049,651   $3,339,340
     State Practices - (Charge) Credit:
        Non-Tabular Discounting                  (212,605)    (181,174)
        EDP equipment and software                (93,881)     (90,731)
        Reinsurance Credits                      (208,499)    (192,015)
                                               ----------   ----------
     STATUTORY SURPLUS, NAIC SAP               $4,534,666   $2,875,420
                                               ==========   ==========

     In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

     As agreed with the Company's domiciliary state, investments in publicly traded affiliated common stocks are accounted for at the quoted market value less a discount as prescribed by NAIC SAP.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available for sale and trading securities are reported at fair value. The difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     INVESTED ASSETS: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

     - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $165,005 and $178,991, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets consist primarily of investments in joint venture and partnerships. Joint venture and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are being recorded as unrealized gains or losses. Investments in joint venture and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC designated market value and the unrealized gain or loss reported as unassigned surplus.

     - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          The Company does not use hedge accounting for its derivatives.

          Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus.

     - Net Investment Gains (Losses): Net investment gains (losses) consists of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint venture, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     REVENUE RECOGNITION: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $27,758 and $7,717, respectively, net of non-admitted premium balances of $3,084 and $857 respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53 entitled Property and Casualty Contracts - Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND OTHER UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,671,598 and $1,348,754, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $184,289 and $143,688, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the Insurance Department of the State of New York. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,487,309 and $1,205,066, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's non-tabular discount amounted to $212,605 and $181,174, respectively, all of which were applied against the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to Unassigned Surplus. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $24,616 and $17,060, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $211,984. In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004        $3,339,340

     Adjustments to Beginning Capital and Surplus:

       Asset realization                                   (229,448)
       Revenue recognition                                  (65,075)
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, BEFORE FEDERAL INCOME TAXES      (294,523)

       Current federal income taxes                          22,311
       Deferred income taxes                                 60,228
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, AFTER FEDERAL INCOME TAXES     $ (211,984)
                                                         ----------
     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005          $3,127,356
                                                         ==========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under Statements of Statutory Accounting Principles SSAP No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $588,401) to its 2003 and prior unassigned surplus as a prior period correction adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     TOTAL CAPITAL AND SURPLUS, DECEMBER 31, 2003              $3,621,899

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)         (431,414)
     2. Coventry                                                  (15,932)
     3. Loss Reserves                                             (74,880)
     4. DBG Analysis                                              (53,316)
     5. Other Adjustments                                         (12,859)
                                                               ----------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (588,401)
                                                               ----------
     TOTAL CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004          $3,033,498
                                                               ==========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

     2. COVENTRY: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP No. 21 entitled Other Admitted Assets.

     3. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     4. DOMESTIC BROKERAGE GROUP DBG ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     5. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                   GROSS        GROSS       NAIC *
                                                                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                                                      COST         GAINS       LOSSES        VALUE
                                                                   ----------   ----------   ----------   ----------
AS OF DECEMBER 31, 2005
   U.S. governments                                                $  339,230    $  1,331      $ 4,491    $  336,070
   All other governments                                            1,030,463       5,491        4,015     1,031,939
   States, territories and possessions                              1,437,180      25,194        4,641     1,457,733
   Political subdivisions of states, territories and possessions    1,971,726      34,761        2,780     2,003,707
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     4,242,687      78,602        6,193     4,315,096
   Public utilities                                                    46,234         634          226        46,642
   Industrial and miscellaneous                                       596,460      13,179        2,815       606,824
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                         $9,663,980    $159,192      $25,161    $9,798,011
                                                                   ==========    ========      =======    ==========
AS OF DECEMBER 31, 2004
   U.S. governments                                                $  409,872    $  2,471      $ 3,542    $  408,801
   All other governments                                              696,857       4,848          377       701,328
   States, territories and possessions                              1,495,488      31,687        2,075     1,525,100
   Political subdivisions of states, territories and possessions    1,218,335      33,096        1,324     1,250,107
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     3,642,185     137,274        3,314     3,776,145
   Public utilities                                                    33,300         776           46        34,030
   Industrial and miscellaneous                                       498,547      15,663          170       514,040
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                         $7,994,584    $225,815      $10,848    $8,209,551
                                                                   ==========    ========      =======    ==========

As of December 31, 2005 and 2004, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $9,818,483 and $8,233,574, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    2005                        2004
                                         -------------------------   -------------------------
                                          AMORTIZED      NAIC *       AMORTIZED      NAIC *
AS OF DECEMBER 31,                          COST      MARKET VALUE      COST      MARKET VALUE
------------------                       ----------   ------------   ----------   ------------
Due in one year or less                  $  957,757    $  954,751    $  645,776    $  699,528
Due after one year through five years       855,048       857,130       548,675       554,970
Due after five years through ten years    6,253,720     6,338,300     1,695,997     1,715,243
Due after ten years                       1,435,025     1,482,825     4,931,680     5,060,819
Mortgaged-backed securities                 162,430       165,005       172,456       178,991
                                         ----------    ----------    ----------    ----------
   TOTAL BONDS                           $9,663,980    $9,798,011    $7,994,584    $8,209,551
                                         ==========    ==========    ==========    ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds amounted to $3,278,300 and $2,197,876, respectively. During 2005 and 2004, the Company realized gross gains of $31,404 and $15,434, respectively, and gross losses of $17,304 and $20,960, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $2,703,032 and $2,307,028, respectively. Gross gains of $132,690 and $121,648 and gross losses of $91,050 and $84,827 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                    DECEMBER 31, 2005                                  DECEMBER 31, 2004
                    ------------------------------------------------   -------------------------------------------------
                                    GROSS       GROSS       NAIC *                     GROSS        GROSS       NAIC *
                     AMORTIZED   UNREALIZED  UNREALIZED     MARKET      AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                       COST         GAINS      LOSSES        VALUE        COST         GAINS       LOSSES        VALUE
                    ----------   ----------  ----------   ----------   ----------   ----------   ----------   ----------
Common Stocks:
   Affiliated       $  602,396   $1,521,619   $ 68,346    $2,055,669   $  638,099   $1,343,104    $ 94,566    $1,886,637
   Non-affiliated      972,712      198,989     36,787     1,134,914      736,635      318,732      18,573     1,036,794
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $1,575,108   $1,720,608   $105,133    $3,190,583   $1,374,734   $1,661,836    $113,139    $2,923,431
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========
Preferred Stocks:
   Affiliated       $        -   $        -   $      -    $        -   $        -  $         -    $      -    $        -
   Non-affiliated      539,993       10,710      8,758       541,945      436,573       30,312       3,696       463,189
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $  539,993   $   10,710   $  8,758    $  541,945   $  436,573   $   30,312    $  3,696    $  463,189
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(572) and $0, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2005:
   U. S. Governments                     $  263,575     $ 3,780    $ 14,643    $    711    $  278,218    $  4,491
   All Other Governments                    831,441       3,520      19,830         495       851,271       4,015
   States, territories and possessions      368,996       3,419      51,889       1,222       420,885       4,641
   Political subdivisions of states,
   territories and possessions              380,044       2,347      23,929         433       403,973       2,780
   Special revenue                          549,541       4,212      72,215       1,981       621,756       6,193
   Public utilities                          16,300         188       1,661          38        17,961         226
   Industrial and miscellaneous             115,026       2,247      14,784         568       129,810       2,815
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            2,524,923      19,713     198,951       5,448     2,723,874      25,161
   Common Stock                             421,479      31,543     215,755      73,590       637,234     105,133
   Preferred Stock                          276,755       6,666      40,807       2,092       317,562       8,758
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             698,234      38,209     256,562      75,862       954,796     113,891
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $3,223,157     $57,922    $455,513    $ 81,130    $3,678,670    $139,052
                                         ==========     =======    ========    ========    ==========    ========
As of December 31, 2004:
   U. S. Governments                     $  126,772     $ 2,478    $ 31,405    $  1,064    $  158,177    $  3,542
   All Other Governments                    399,899         350      42,529          27       442,428         377
   States, territories and possessions      177,476         951     111,285       1,124       288,761       2,075
   Political subdivisions of states,
   territories and possessions              182,790         980      51,319         344       234,109       1,324
   Special revenue                          264,313       1,667     154,878       1,647       419,191       3,314
   Public utilities                           7,840          36       3,562          10        11,402          46
   Industrial and miscellaneous              55,323          47      31,706         123        87,029         170
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            1,214,413       6,509     426,684       4,339     1,641,097      10,848
   Common Stock                             139,774      12,538     180,178     100,601       319,952     113,139
   Preferred Stock                           69,075       1,596      22,900       2,100        91,975       3,696
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             208,849      14,134     203,078     102,701       411,927     116,835
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $1,423,262     $20,643    $629,762    $107,040    $2,053,024    $127,683
                                         ==========     =======    ========    ========    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $972 and $2,708, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $2,542 and $53,390, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,    2005     2004
--------------------------------   ------   ------
Advanced Technology Ventures VI    $    -   $3,444
Advanced Technology Ventures VII        -    2,452
Sprout Capital IX                       -    3,403
Morgan Stanley III                  1,684        -
Items less than $1.0 million           11      634
                                   ------   ------
TOTAL                              $1,695   $9,933
                                   ======   ======

As of December 31, 2005 and 2004, securities with a market value of $289,449 and $122,878, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at amortized cost of $2,270,251 and $1,882,606 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represent AIG's entire investment in life settlements and are being accounted for as a collateral loan in accordance with SSAP No. 21. The admitted value of the loans is not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans.

During 2005 and 2004, included in Net Investment Income Earned were investment expenses of $7,139 and $5,330, respectively, and interest expense of $77,243 and $53,902, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005          2004
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, BEGINNING OF THE PERIOD   $ 9,357,799   $ 6,388,455

Adjustments for prior period corrections                  (165,738)      860,497

Incurred losses and LAE related to:

   Current accident year                                 5,111,414     4,654,796
   Prior accident years                                  1,393,640       842,117
                                                       -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                      6,505,054     5,496,913
                                                       -----------   -----------
Paid losses and LAE related to:

   Current accident year                                (1,284,778)     (933,937)
   Prior accident years                                 (2,792,259)   (2,454,129)
                                                       -----------   -----------
      TOTAL PAID LOSSES AND LAE                         (4,077,037)   (3,388,066)
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $11,620,078   $ 9,357,799
                                                       ===========   ===========

During 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,393,640 and $842,117, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $188,050 and $161,123, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,425,539 and $6,086,862, respectively (exclusive of intercompany pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                     NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                   CODE        PERCENT
     --------------                                  --------   -------------
     National Union Fire Insurance
     Company of Pittsburgh, PA.                         19445        38.0%
     American Home Assurance Company                    19380        36.0%
     Commerce and Industry Insurance Company            19410        10.0%
     New Hampshire Insurance Company                    23481         5.0%
     The Insurance Company of the State
       of Pennsylvania                                  19429         5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania                                     19402         5.0%
     AIU Insurance Company                              19399         1.0%
     American International Pacific
       Insurance Company                                23795         0.0%
     American International South
       Insurance Company                                40258         0.0%
     Granite State Insurance Company                    23809         0.0%
     Illinois National Insurance Company                23817         0.0%

B.   AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
     ARRANGEMENT

     AIG formed American International Underwriters Overseas Association ("AIUOA"), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                                                   NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                                                  CODE        PERCENT
     --------------                                                                --------   -------------
     American International Underwriters Overseas, Limited                            --        67.0%
     New Hampshire Insurance Company (NHIC)                                        23481        12.0%
     National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)     19445        11.0%
     American Home Assurance Company (AHAC)                                        19380        10.0%

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $581,410 and $502,165, respectively, gross of $906,874 and $854,307, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

     Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $64,437.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities.

     The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

                                             GUARANTEE   POLICYHOLDER     INVESTED     ESTIMATED   POLICYHOLDER
     GUARANTEED COMPANY                       ISSUED      OBLIGATIONS      ASSETS         LOSS        SURPLUS
     ------------------                     ----------   ------------   ------------   ---------   ------------
     AIG Hawaii Insurance Company, Inc.      11/5/1997   $     98,026   $    152,274      $-      $     59,829
     AIG Czech Republic posjistovna, a.s.     8/1/2003         15,478         18,745       -            18,973*
     AIG Europe S. A.                        9/15/1998      1,060,634      1,049,873       -           703,296*
     AIG Europe (Netherlands)                9/20/2004        365,491        113,405       -           133,054*
     AIG Mexico Seguros interamericana,
        S. A. de C.V.                       12/15/1997         60,655         71,646       -            84,469*
     Landmark Insurance Company,
        Limited                               3/2/1998        361,934        250,272       -            85,855*
     American General Life and Accident
        Insurance Company                     3/3/2003      7,542,595      8,697,899       -           638,133**
     American General Life Insurance
        Company                               3/3/2003     21,161,070     23,505,506       -         1,853,471**
     The United States Life Insurance
        Company of the City of New York       3/3/2003      3,323,214      3,805,773       -           378,664**
     The Variable Annuity Life Insurance
        Company                               3/3/2003     29,496,780     33,692,171       -         3,345,667**
     AIG Edison Life Insurance Company       8/29/2003     18,673,168     19,987,483       -         1,017,274*
     American International Insurance
        Company                              11/5/1997        338,699        574,093       -           303,593
     American International Insurance
        Company of California               12/15/1997        135,236         51,025       -            19,030
     American International Insurance
        Company of New Jersey               12/15/1997        126,230         43,142       -            26,412
     Minnesota Insurance Company            12/15/1997         42,125         50,517       -            17,943
     AIG SunAmerica Life Insurance
        Company +                             1/4/1999      4,934,344      6,678,361       -           947,125
     Lloyds Syndicate                       12/22/2003        904,931        445,345       -           233,920
     First SunAmerica Life Insurance
        Company +                             1/4/1999      3,785,855      4,067,962       -           265,572**
     SunAmerica Insurance Company +           1/4/1999     41,282,892     61,515,532       -         4,404,348**
                                                         ------------   ------------      ---      -----------
        TOTAL GUARANTEES                                 $133,709,357   $164,771,024      $-       $14,536,628
                                                         ============   ============      ===      ===========

     + The guaranteed company is also backed by a support agreement issued by AIG.

     *    Policyholders' surplus is based on local GAAP financial statements.

     ** Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                              EQUITY AT
                                                     OWNERSHIP     COST     DECEMBER 31,    CHANGE IN
     AFFILIATED COMMON STOCK INVESTMENTS              PERCENT      2005         2005       EQUITY 2005
     -----------------------------------             ---------   --------   ------------   -----------
     AIG Hawaii Insurance Company, Inc.               100.00%    $ 10,000    $   59,829     $ (2,590)
     AIG Non Life Holding Company (Japan), Inc.       100.00%     124,477       331,915       63,241
     American International Reality Corporation        31.47%      29,581        25,348       (1,932)
     Eastgreen, Inc.                                   13.42%      12,804        13,935          355
     Pine Street Real Estate Holdings Corporation      31.47%       5,445        21,347            4
     AIG Mexico Industrial, I.L.L.C.                   49.00%       1,017         1,017            -
     American International Life Assurance Company     22.48%      70,387       156,529       20,123
     American International Insurance Company          25.00%      25,000        75,898        4,380
     AIG Claim Service, Inc.                           50.00%      48,963        58,879        2,350
     Transatlantic Holdings, Inc.                      62.00%      34,055     1,134,417       90,652
     21st Century Insurance Group                      16.69%     240,667       176,555       28,153
                                                                 --------    ----------     --------
        TOTAL COMMON STOCKS - AFFILIATES                         $602,396    $2,055,669     $204,736
                                                                 ========    ==========     ========

     The Company has ownership interests in certain affiliated real estate holding companies.

     The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $912,569.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                               ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                  THE COMPANY               THE COMPANY
                    EXPLANTION               -----------------------   -----------------------
       DATE OF          OF        NAME OF    STATEMENT                 STATEMENT
     TRANSACTION   TRANSACTION   AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
     -----------   -----------   ---------   ---------   -----------   ---------   -----------
     Year Ended December 31, 2005

     3/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash

     Year Ended December 31, 2004

     3/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     12/3/2004       Dividend       AIG         $-           n/a        $15,866        Cash

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

     In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp., AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

     FOR THE YEARS ENDED DECEMBER 31,      2005       2004
     --------------------------------    --------   --------
     AIG Technology, Inc.*               $ 26,700   $ 24,421
     AIG Global Investment Corporation      4,565      3,668
     AI Recovery, Inc.                      3,574      3,102
     AIG Domestic Claims, Inc.            107,015    114,335
                                         --------   --------
        TOTAL                            $141,854   $145,526
                                         ========   ========

     *    Formerly AIG Data Center, Inc.

     As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $73,379 and $41,452, respectively.

     Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $794,462 and $575,690, respectively.

     During 2005 and 2004, the Company sold $191,606 and $215,564, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436 and $2,834, respectively, related to these transactions.

     As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

     AS OF DECEMBER 31,                                   2005        2004
     ------------------                                ----------   --------
     Balances with pool member companies               $        -   $116,172
     Balances with less than 0.5% of admitted assets       33,968    230,747
                                                       ----------   --------
     PAYABLE TO PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $   33,968   $346,919
                                                       ==========   ========

     AIG                                               $1,326,780   $      -
     Balances with pool member companies                  218,275    102,731
     Balances with less than 0.5% of admitted assets       95,038    327,586
                                                       ----------   --------
     RECEIVABLE FROM PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $1,640,093   $430,317
                                                       ==========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                                          2005                        2004
                                               -------------------------   -------------------------
FOR THE YEARS ENDED DECEMBER 31,                 WRITTEN        EARNED       WRITTEN        EARNED
--------------------------------               -----------   -----------   -----------   -----------
Direct premiums                                $ 6,522,919   $ 6,219,261   $ 6,125,467   $ 5,785,036
Reinsurance premiums assumed:
   Affiliates                                   11,104,687    11,235,985    11,048,099    10,535,993
   Non-affiliates                                   23,903      (176,461)       20,449        21,525
                                               -----------   -----------   -----------   -----------
      GROSS PREMIUMS                            17,651,509    17,278,785    17,194,015    16,342,554
                                               -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                                    9,252,497     9,022,390     8,878,722     8,379,091
   Non-affiliates                                1,247,759     1,210,575     1,325,462     1,440,719
                                               -----------   -----------   -----------   -----------
      NET PREMIUMS                             $ 7,151,253   $ 7,045,820   $ 6,989,831   $ 6,522,744
                                               ===========   ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2005
   Affiliated       $5,444,204    $663,323    $3,544,901    $413,904    $1,899,303    $249,419
   Non Affiliated        6,481         790       504,864      58,948      (498,383)    (58,158)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,450,685    $664,113    $4,049,765    $472,852    $1,400,920    $191,261
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2004
   Affiliated       $5,283,256    $672,080    $3,314,793    $398,922    $1,968,463    $273,158
   Non Affiliated        6,117         778       467,677      56,283      (461,560)    (55,505)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,289,373    $672,858    $3,782,470    $455,205    $1,506,903    $217,653
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2005 and 2004 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED    PAID LOSSES   RESERVES FOR
                      PREMIUM        AND        LOSSES AND
                     RESERVES        LAE            LAE
                    ----------   -----------   ------------
DECEMBER 31, 2005
   Affiliates       $3,544,901    $ 91,985      $14,577,562
   Non-Affiliates      504,864     307,331        3,542,634
                    ----------    --------      -----------
   Total            $4,049,765    $399,316      $18,120,196
                    ==========    ========      ===========

DECEMBER 31, 2004
   Affiliates       $3,314,793    $ (4,950)     $12,392,072
   Non-Affiliates      467,677     250,942        2,844,971
                    ----------    --------      -----------
   TOTAL            $3,782,470    $245,992      $15,237,043
                    ==========    ========      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its Capital and surplus is set forth in the table below:


                                                        NAIC CO.
REINSURER                                                 CODE        AMOUNT
---------                                               --------   -----------
Affilliates:
   National Union Fire Company of Pittsburgh. Pa.         19445    $13,832,981
   American International Insurance Company               32220        485,807
   American Home Assurance Company                        19380        426,426
   Transatlantic Reinsurance Company                      19453        299,719
   American International Underwriters Overseas, Ltd.         -        261,189
   New Hampshire Indemnity Company                        23833        145,633
   AIU Insurance Company                                  19399        143,588
   AIG Global Trade and Political Risk Insurance Co.      10651        126,120
   American Internatlional Reinsurance Co. Ltd                -         63,082
   New Hampshire Insurance Company                        23841         59,913
   Insurance Company of the State of Pennsylvania         19429         58,964
   United Guaranty Insurance Company                      11715         46,718
   Commerce and Industry Insurance Company                19410         28,644
   Birmingham Fire Insurance Company of Pa.               19402         13,225
   Landmark Insurance Company                             35637          9,178
   Audubon Insurance Company                              19933          5,789
   Starr Excess Liability Insurance Company, Ltd.         10932          4,527
   Hartford Steam Boiler Inspection and Insurance Co.     11452          4,064
   Euroguard Insurance Company Limited                        -          3,607
   Illinois National Insurance Company                    23817          3,474
   National Union Fire Ins Company of Vermont                 -          3,047
   AIU Insurance Company (Japan)                              -          2,823
   American International Life Assurance Co. NY (US)      60607          2,567
   Granite State Insurance Company                        23809          2,413
   Ascot Syndicate Lloyds 1414                                -          2,112
   American General Life Insurance Company                60488          1,981
   Arabian American Insurance Company, Ltd.                   -          1,003
   Other affiliates below $1.0 million                        -         34,646
                                                                   -----------
      TOTAL AFFILIATES                                              16,073,240
                                                                   -----------
   Munich Re Group                                            -        169,035
   Lloyd's                                                    -        366,924
   Swiss Re Group                                             -        226,368
   Berkshire Hathaway Group                                   -        175,328
                                                                   -----------
      TOTAL NON AFFILIATES                                             937,655
                                                                   -----------
TOTAL AFFILIATES AND NON AFFILIATES                                $17,010,895
                                                                   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $43,140 and $61,923, respectively, of statutory underwriting losses, which were comprised of premiums earned of $(1,710) and $(8,315), respectively, less losses incurred of $41,430 and $53,608 respectively, as a result of commutations with the following reinsurers:

COMPANY                          2005      2004
-------                        -------   -------
SCOR Reinsurance Company       $42,442   $21,276
Suncorp Metway                     522         -
Copenhagen Reinsurance             165         -
Gulfstream Insurance Company        12         -
Aviabel S.A.                         -       274
AXA Albingia                         -     5,837
AXA Corporate Solutions              -     3,475
Converium Reins.                     -     7,528
Cottrell Syndicate                   -       (67)
CX Reinsurance                       -     4,274
Farm Bureau Mutual                   -       634
General Re Corporation               -    16,090
National Indemnity Company           -     2,671
Providence Washington                -       (17)
Royal and Sun Alliance, PLC          -       234
TIG Insurance Company                -      (870)
Trenwick America                     -       584
                               -------   -------
TOTAL                          $43,141   $61,923
                               =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $141,589 and $76,202, respectively.

During 2005 the Company had written off related reinsurance recoverable balances of $65,282.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company's reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED      CEDED
                                                ---------   --------
Reserves Transferred:
   Initial Reserves                            $  216,347   $453,727
   Adjustments - prior year(s)                   (178,026)   (21,800)
   Adjustments - current year                       6,783    (11,763)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005                 45,104    420,164
                                                ---------   --------
Paid Losses Recovered:
   Prior year(s)                                    3,212    325,959
   Current year                                     8,999     29,161
                                                ---------   --------
   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,211    355,120
                                                ---------   --------
   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  32,893   $ 65,044
                                                =========   ========
Consideration Paid or Received:
   Initial Reserves                             $ 201,597   $276,437
   Adjustments - prior year(s)                   (180,000)   (18,038)
   Adjustments - current year                           -       (830)
                                                ---------   --------
   TOTAL PAID AS OF DECEMBER 31, 2005           $  21,597   $257,569
                                                =========   ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized        $       -   $ 47,559
   Adjustments - prior year(s)                          -     34,019
   Adjustments - current year                           -    (13,471)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005              $       -   $ 68,107
                                                =========   ========
CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
   SURPLUS AS OF DECEMBER 31, 2005              $       -   $  6,279
                                                =========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31,2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                 ASSUMED    CEDED
---------                                                 -------   -------
Commerce and Industry Insurance Company of Canada         $ 6,897   $     -
American International Reins. Co.                               -    57,331
Guideone Mutual Ins Co.                                     9,141         -
American Internaional Specialty Lines Insurance Company    15,877         -
PEG Reinsurance Co.                                             -     1,395
Swiss Re America Corp                                           -     1,078
Upinsco Inc                                                     -     1,083
All other reinsurers below $1.0 million                       978     4,157
                                                          -------   -------
TOTAL                                                     $32,893   $65,044
                                                          =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                    2005                       2004
          ------------------------   ------------------------
            DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
            ASSETS     LIABILITIES     ASSETS     LIABILITIES
          ----------   -----------   ----------   -----------
Direct    $        -     $ 56,768    $        -     $ 32,990
Assumed            -      430,142             -      432,485
Ceded      1,336,343            -     1,638,716            -
          ----------     --------    ----------     --------
TOTAL     $1,336,343     $486,910    $1,638,716     $465,475
          ==========     ========    ==========     ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2005 and 2004(1) is set forth in the table below:

                                                           2005                       2004
                                                 ------------------------   ------------------------
                                                   DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
                                                   ASSETS     LIABILITIES     ASSETS     LIABILITIES
                                                 ----------   -----------   ----------   -----------
BALANCE AT BEGINNING OF PERIOD                   $1,638,716    $465,475     $2,100,303    $558,125
   Deposit activity, including loss recoveries     (446,464)    (11,942)      (435,087)    (84,181)
   Interest income or expense, net of
      amortization of margin                         90,901      33,377        106,939      (8,469)
   Non-admitted asset portion                        53,190           -       (133,439)          -
                                                 ----------    --------     ----------    --------
BALANCE AT END OF PERIOD                         $1,336,343    $486,910     $1,638,716    $465,475
                                                 ==========    ========     ==========    ========

During 2005 the Company received consideration of $275,106 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $ 1,192,231. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting a $3,737 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

----------
(1) The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets/liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                               2005         2004
------------------                            ----------   ---------
Gross deferred tax assets                     $1,147,722   $ 946,890
Gross deferred tax liabilities                  (149,521)   (128,671)
Non-admitted deferred tax assets in
   accordance with SSAP No.10, income taxes     (689,694)   (495,434)
                                              ----------   ---------
NET DEFERRED TAX ASSETS ADMITTED              $  308,507   $ 322,785
                                              ==========   =========
CHANGE IN DEFERRED TAX ASSETS NON-ADMITTED    $ (194,260)  $ 225,562
                                              ==========   =========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005       2004
--------------------------------             ---------   -------
Income tax (benefit) expense on net
   underwriting and net investment income    $(252,358)  $61,549
Federal income tax adjustment - prior year       9,311    24,762
                                             ---------   -------
CURRENT INCOME TAX (BENEFIT) EXPENSE         $(243,047)  $86,311
                                             =========   =======

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, and changes in deferred income taxes for 2005 is set forth in the table below:

AS OF DECEMBER 31,                              2005         2004       CHANGE
------------------                           ----------   ---------   ---------
Deferred Tax Assets
   Loss reserve discount                     $  499,838   $ 402,853   $  96,985
   Non-admitted assets                          206,602     186,532      20,070
   Unearned premium reserve                     303,414     289,576      13,838
   Partnership adjustments                            -       6,494      (6,494)
   Pension adjustments                            7,328       7,327           1
   Other temporary difference                   130,540      54,108      76,432
                                             ----------   ---------   ---------
      GROSS DEFERRED TAX ASSETS               1,147,722     946,890     200,832
   Non-admitted deferred tax assets            (689,694)   (495,434)   (194,260)
                                             ----------   ---------   ---------
      ADMITTED DEFERRED TAX ASSETS              458,028     451,456       6,572
                                             ----------   ---------   ---------
Deferred Tax Liabilities
   Unrealized capital gains                    (115,317)   (128,671)     13,354
   Partnership adjustments                       (4,047)          -      (4,047)
   Other temporary differences                  (30,157)          -     (30,157)
                                             ----------   ---------   ---------
   GROSS DEFERRED TAX LIABILITIES              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
      NET ADMITTED DEFERRED TAX ASSETS       $  308,507   $ 322,785   $ (14,278)
                                             ==========   =========   =========
   Gross deferred tax assets                 $1,147,722   $ 946,890   $ 200,832
   Gross deferred tax liabilities              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
   NET DEFERRED TAX ASSETS                   $  998,201   $ 818,219   $ 179,982
                                             ==========   =========   =========
   Income tax effect of unrealized capital
      (gains) / losses                                                  (13,354)
                                                                      ---------
   CHANGE IN DEFERRED INCOME TAXES                                    $ 166,628
                                                                      =========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                          TAX
                                             AMOUNT      EFFECT
                                           ---------   ---------
Net loss before federal income
   taxes                                   $(408,280)  $(142,898)
----------------------------------------------------------------
Book to tax adjustments:
----------------------------------------------------------------
   Tax exempt income and dividends
      received deduction, net of
      proration                             (296,930)   (103,926)
   Intercompany dividends                    (11,240)     (3,934)
   Meals and entertainment                     1,802         631
   Change in non-admitted assets             (54,557)    (19,095)
   Federal income tax adjustment - prior
      year                                         -      (9,311)
   Remediation adjustments                         -     (36,343)
   Contingent tax reserves                         -     (21,763)
   Foreign tax credits                             -     (52,544)
                                           ---------   ---------
   TOTAL BOOK TO TAX ADJUSTMENTS            (360,925)   (246,285)
                                           ---------   ---------
FEDERAL TAXABLE LOSS AND TAX BENEFIT       $(769,205)  $(389,183)
                                           =========   =========
----------------------------------------------------------------
Current Federal income tax (benefit)
   expense                                             $(243,047)
Income tax on net realized capital gains                  20,492
Change in deferred income taxes                         (166,628)
                                                       ---------
Total Federal income tax benefit                       $(389,183)
                                                       =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year           $     -
First preceding year   $75,153
                       -------

The Company did not have any unused loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   GENERAL

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan was $6,500 and $9,800 for the years ended December 31, 2005 and 2004, respectively.

B.   DEFERRED COMPENSATION PLAN

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on form 10-K. During 2005 the Parent allocated $2,177 of the cost of these stock options and certain other deferred compensation programs to the Company.

     POST-RETIREMENT BENEFIT PLANS

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $243,000, respectively. These obligations are not funded currently. The Company's share of the expense of other postretirement benefit plans was $200 and $0 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

     AS OF DECEMBER 31,                              2005         2004
     ------------------                           ----------   ----------
        Discount rate                                5.50%        5.75%
        Rate of compensation increase (average)      4.25%        4.25%
        Measurement date                          12/31/2005   12/31/2004
        Medical cost trend rate                       N/A          N/A

C.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                              2005         2004
                                           ----------   ----------
     Common stock, par value               $   25,426   $   25,426
     Common stock in excess of par value    2,779,526      702,746
                                           ----------   ----------
           TOTAL CAPITAL                    2,804,952      728,172
                                           ----------   ----------
     Unassigned surplus                     2,176,592    2,529,590
     Special surplus from retroactive
     reinsurance arrangements                  68,107       81,578
                                           ----------   ----------
           TOTAL SURPLUS                    2,244,699    2,611,168
                                           ----------   ----------
        TOTAL CAPITAL AND SURPLUS          $5,049,651   $3,339,340
                                           ==========   ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                     2005          2004
                                 -----------   -----------
     Unrealized gains            $ 1,725,717   $ 1,570,673
     Non-admitted asset values   $(1,378,107)  $(1,055,332)
     Provision for reinsurance   $  (210,152)  $  (376,738)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2005, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2005) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $504,965.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $54,468 to cover any contingent obligations arising from the potential underpayment of these taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information;
     (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies; (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   ASBESTOS AND ENVIRONMENTAL RESERVES

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross net of reinsurance credits, are as follows:

                                                     ASBESTOS LOSSES      ENVIRONMENTAL LOSSES
                                                  ---------------------   --------------------
                                                     2005        2004        2005       2004
                                                  ----------   --------    --------   --------
     Direct:
     Loss and LAE reserves, beginning of period   $  693,044   $257,696    $256,889   $185,969
        Incurred losses and LAE                      489,955    507,688      63,051    111,636
        Calendar year paid losses and LAE            (95,374)   (72,340)    (31,264)   (40,715)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $1,087,625   $693,044    $288,676   $256,890
                                                  ==========   ========    ========   ========
     Assumed:
     Loss and LAE reserves, beginning of period   $   90,162   $ 32,780    $  6,626   $  8,074
        Incurred losses and LAE                       14,722     62,592         830       (556)
        Calendar year paid losses and LAE             (7,485)    (5,209)       (895)      (892)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $   97,399   $ 90,163    $  6,561   $  6,626
                                                  ==========   ========    ========   ========
     Net of Reinsurance:
     Loss and LAE reserves, beginning of period   $  348,261   $103,262    $142,025   $ 80,833
        Incurred losses and LAE                      209,273    275,687      16,410     82,751
        Calendar year paid losses and LAE            (39,288)   (30,688)    (23,458)   (21,559)
                                                  ----------   --------    --------   --------
     LOSS AND LAE RESERVES, END OF PERIOD         $  518,246   $348,261    $134,977   $142,025
                                                  ==========   ========    ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005, the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $724,600 and $705,900, respectively.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $293,300. The Company expects only a small portion of this portfolio will be called during 2006.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.   SEPTEMBER 11, 2001 EVENTS

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

     AS OF DECEMBER 31,         2005        2004
     ------------------      ---------   ---------
     Gross of reinsurance    $ 448,183   $ 448,183
     Ceded reinsurance        (386,704)   (386,704)
                             ---------   ---------
        NET OF REINSURANCE   $  61,479   $  61,479
                             =========   =========

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   PROPERTY CATASTROPHE LOSSES

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                 LOSS OCCURRENCE                                                 PRE-TAX LOSS
     HURRICANE        PERIOD       CATEGORY             AREA / REGION              EXPOSURE
     ---------   ---------------   --------   --------------------------------   ------------
     Katrina       August 2005         4      Louisiana / Central Gulf Coast       $183,337
     Rita         September 2005       3      Southwestern Louisiana and Texas       47,890
     Wilma         October 2005        3      Southern Florida                       62,495
                                                                                   --------
        TOTAL                                                                      $293,722
                                                                                   ========

C.   OTHER

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,700,000 and $3,200,000, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims amounted to $332,400 and $367,200, respectively, of which $16,600 and $21,000, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $19 and $532, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

     AS OF DECEMBER 31,                               2005        2004
     ------------------                            ---------   ---------
     Guaranty funds receivable or on deposit       $  20,098   $  18,706
     Loss funds on deposit                            71,016      84,258
     Outstanding loss drafts - Suspense Accounts     509,571     277,641
     Accrued recoverables                              6,780       5,963
     Servicing carrier receivable                          -       6,453
     Other                                            17,681      82,735
     Allowance for doubtful accounts                (446,746)   (103,851)
                                                   ---------   ---------
        TOTAL OTHER ADMITTED ASSETS                $ 178,400   $ 371,905
                                                   =========   =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potential uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $446,746 and $103,851, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 14 - SUBSEQUENT EVENTS

A.   CAPITAL MAINTENANCE AGREEMENT

     In February 2006, the Company entered into a Capital Maintenance Agreement ("CMA") with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

     Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

     During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the New York Insurance Department.

     With the approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables at December 31, 2005, authorizing withdrawls of up to $360,000. Additionally, the calculation of the provision for reinsurance at December 31, 2005 reflects the effects of cash collections from affiliates subsequent to December 31, 2005.

B.   LIFE SETTLEMENTS

     Subsequent to December 31, 2005, the Company agreed in principle, subject to the execution of acceptable agreements and the approval of the New York State Insurance Department, to a series of simultaneous transactions culminating in the sale to affiliates of the collateral interests underlying all life settlement loans on its books for net cash in an amount equal to the cost, including all capitalized and accrued interest, of the loans prior to such transactions. As a result, the loans will be extinguished with no gain or loss to be realized on these transactions. Effective with the closing of these transactions, the Company will cease granting new life settlements loans.

                                 GUP AND GTS-VA
                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)       Financial Statements:

   (i)    Audited Financial Statements - The Variable Annuity Life Insurance
          Company
          Report of Independent Registered Public Accounting Firm
          Consolidated Balance Sheets
          Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
          Notes to Consolidated Financial Statements

   (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
          Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows Notes to Consolidated Financial Statements

   (iii) The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005.

(b)       Exhibits

   1(a).  Resolutions adopted by The Variable Annuity Life Insurance
          Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

   1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (4)

   2.     Not Applicable.

   3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (1)

   4(a).  Form of Group Annuity Contract (Form GTS-VA-1). (1)

   4(b).  Form of Group Annuity Contract (Form GUP-64). (1)

   4(c).  Form of Group Annuity Contract (Form GUP-74). (1)

   5(a). Form of Application for Annuity Contract Forms IFA-582, GFA-582, GUP 64/74 and GTSVA. (1)

   5(b). Form of Group Master Application for Group Unit Purchase Annuity (GUP 64/74). (1)

   5(c).  Form of Endorsement to Nonqualified Deferred Compensation Plan. (3)

   6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company effective as of April 28, 1989. (1)

   6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990. (1)

   6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001. (4)

   7.     Not Applicable.

   8(a). General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company. (5)

   9(a).  Opinion and consent of counsel for Depositor. (6)

   9(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (6)

   10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

   11.    Not Applicable.

   12.    Not Applicable.

   13.    Calculation of standard and nonstandard performance information. (2)

   14(a). Powers of Attorney - The Variable Annuity Life Insurance Company.
          (Filed herewith)

   14(b). Powers of Attorney - American Home Assurance Company. (7 and filed herewith)

   15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

--------------

(1) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

(2) Incorporated by reference to Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 18, 1997, accession number 0000950129-97-001637.

(3) Incorporated by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2000, accession number 0000950129-00-002030.

(4) Incorporated by reference to Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003, accession number 0000950129-03-002382.

(5) Incorporated by reference to Post-Effective Amendment No. 62 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, accession number 0000354912-05-000048.

(6) Incorporated by reference to Post-Effective Amendment No. 64 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, accession number 0000950129-05-010058.

(7) Incorporated by reference to Post-Effective Amendment No. 65 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 27, 2006, accession number 0001193125-06-040158.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

      NAMES AND PRINCIPAL     POSITIONS AND OFFICES
      BUSINESS ADDRESS        HELD WITH DEPOSITOR
      ----------------        -------------------

      Officer                 Title
      -------                 -----
      Jay S. Wintrob*         Director
      Bruce R. Abrams         Director, President and Chief Executive Officer
      James R. Belardi        Executive Vice President
      Mary L. Cavanaugh       Director, Executive Vice President, General
                               Counsel & Secretary
      Randall W. Epright**    Executive Vice President & Chief Information Officer
      Sharla A. Jackson***    Director, Executive Vice President - Operations
      Michael J. Perry        Executive Vice President - National Sales
      Christopher J. Swift    Director
      Jay G. Wilkinson        Executive Vice President - Group Management
      Michael J. Akers        Director, Senior Vice President & Chief Actuary
      Michael T. Buchanan     Senior Vice President - Business Development
      Lillian Caliman         Senior Vice President & Divisional Chief Information Officer
      Evelyn Curran           Senior Vice President - Product Development
      David H. den Boer       Senior Vice President & Chief Compliance Officer
      N. Scott Gillis**       Director, Senior Vice President & Principal Financial Officer
      Glenn Harris            Senior Vice President - Group Management
      Thomas G. Norwood       Senior Vice President - Broker/Dealer Operations
      Peter W. Seroka         Senior Vice President -Marketing
      Brenda Simmons          Senior Vice President
      Robert E. Steele***     Senior Vice President -Specialty Products
      Richard L. Bailey       Vice President -Group Actuarial
      Kurt W. Bernlohr        Vice President -Annuity Products
      William B. Bartelloni   Vice President
      Mary C. Birmingham      Vice President -Client Contribution Services
      Gregory Stephen Broer   Vice President -Actuarial
      Marta L. Brown          Vice President -Marketing Communications
      Richard A. Combs        Vice President -Actuarial
      Bruce Corcoran          Vice President
      Neil J. Davidson        Vice President -Actuarial
      Terry B. Festervand     Vice President & Treasurer
      Darlene Flagg           Vice President - Case Development
      Mark D. Foster          Vice President -VFA Compensation
      Daniel Fritz            Vice President -Actuarial
      Marc Gamsin*            Vice President
      Michael D. Gifford      Vice President - PS
      David W. Hilbig         Vice President - Education Services & Marketing Communications
      Eric B. Holmes          Vice President
      Michael R. Hood         Vice President
      Stephen M. Hughes       Vice President - Marketing
      Joanne M. Jarvis        Vice President - Sales Planning & Reporting
      Joan M. Keller          Vice President - Client Service Processing
      William R. Keller, Jr.  Vice President - IncomEdge

      Ted G. Kennedy          Vice President - Government Relations
      Calvin King             Vice President - North Houston CCC
      Gary J. Kleinman****    Vice President
      Suzanne A. Krenz        Vice President - Marketing
      Kathleen M. McCutcheon  Director and Vice President - Human Resources
      Pirie McIndoe           Vice President
      Joseph P. McKernan      Vice President - Information Technology
      Kevin S. Nazworth       Vice President
      Greg Outcalt*           Vice President
      Rembert R. Owen, Jr.    Vice President & Assistant Secretary
      Linda C. Robinson       Vice President - Group Plan Administration
      Richard W. Scott****    Vice President & Chief Investment Officer
      Cynthia S. Seeman       Vice President - Account Management
      James P. Steele***      Vice President - Specialty Products
      Daniel R. Swick         Vice President
      Richard Turner          Vice President - Retirement Services Tax
      Sarah Van Beck          Vice President - Financial Reporting
      Krien Verberkmoes       Vice President - Sales Compliance
      Darla G. Wilton         Vice President - National Sales
      William Fish            Investment Officer
      Roger E. Hahn           Investment Officer
      Gordon S. Massie        Investment Officer
      Richard Mercante        Investment Officer
      Craig R. Mitchell       Investment Officer
      Alan Nussenblatt        Investment Officer
      Sam Tillinghast         Investment Officer
      W. Larry Mask           Real Estate Investment Officer & Assistant Secretary
      Daniel R. Cricks        Tax Officer
      Kortney S. Farmer       Assistant Secretary
      Tracey E. Harris        Assistant Secretary
      Debra L. Herzog         Assistant Secretary
      Russell J. Lessard      Assistant Secretary
      Paula G. Payne          Assistant Secretary
      Connie E. Pritchett***  Assistant Secretary
      Frederick J. Sdao       Assistant Secretary
      Katherine Stoner        Assistant Secretary
      John Fleming            Assistant Treasurer
      Kathleen Janos          Assistant Treasurer
      Louis McNeal            Assistant Treasurer
      Kara R. Boling          Administrative Officer
      Debbie G. Fewell        Administrative Officer
      Tom Goodwin             Administrative Officer
      Ted D. Hennis           Administrative Officer
      Paul Hoepfl             Administrative Officer
      Richard D. Jackson      Administrative Officer
      Joella McPherson        Administrative Officer
      Michael M. Mead         Administrative Officer
      Steven Mueller          Administrative Officer
      Linda Pinney            Administrative Officer
      Carolyn Roller          Administrative Officer
      Diana Smirl             Administrative Officer
      Kathryn T. Smith        Administrative Officer
      Grant H. Sperry         Administrative Officer

*     1 SunAmerica Center, Los Angeles, California 90067-6022
**    21650 Oxnard Ave., Woodland Hills, California 91367

***   205 E. 10th Avenue, Amarillo, Texas 79101
****  70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-06-003276, filed March 16, 2006 and incorporated herein by reference. The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2006, a date within 90 days prior to the date of filing, VALIC Separate Account A, the Registrant, offered the following contracts in connection with this Registration Statement: 267 non-qualified contracts and 39,272 qualified contracts.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

                                 POSITION AND OFFICES WITH
       NAME AND PRINCIPAL      UNDERWRITER AMERICAN GENERAL
        BUSINESS ADDRESS            DISTRIBUTORS, INC.
     Evelyn Curran          Director, Chief Executive Officer and President
     Mary L. Cavanaugh      Director and Assistant Secretary
     David H. den Boer      Director, Senior Vice President and Secretary
     Thomas G. Norwood      Executive Vice President
     Krien VerBerkmoes      Chief Compliance Officer
     John Reiner            Chief Financial Officer and Treasurer
     Daniel R. Cricks       Tax Officer
     Kortney S. Farmer      Assistant Secretary
     Debra L. Herzog        Assistant Secretary
     Paula G. Payne         Assistant Secretary
     Katherine Stoner       Assistant Secretary

(c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

      The Variable Annuity Life Insurance Company
      Attn:  Operations Administration
      2929 Allen Parkway
      Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

      1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

      3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c.    Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

      (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

      (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

      (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

      (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

      (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

      (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

      (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

      (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

      (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

      (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

      (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

      (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement

(the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of the Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 1st day of May, 2006.

                                        THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT A
                                        (Registrant)

                               BY:      THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)




                               BY:      /s/ MARY L. CAVANAUGH
                                        Mary L. Cavanaugh
                                        Executive Vice President, General
                                        Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                               Date

*                                           Director                            May 1, 2006
Jay S. Wintrob

*                                           Director and Chief                  May 1, 2006
Bruce R. Abrams                             Executive Officer

*                                           Director                            May 1, 2006
Michael J. Akers

/s/ MARY L. CAVANAUGH                       Director                            May 1, 2006
Mary L. Cavanaugh

*                                           Director and Principal              May 1, 2006
N. Scott Gillis                             Financial Officer

*                                           Director, Chief Operating           May 1, 2006
Sharla A. Jackson                           Officer

*                                           Director                            May 1, 2006
Kathleen M. McCutcheon

*                                           Director                            May 1, 2006
Christopher J. Swift

 /s/ SARAH VAN BECK                         Vice President                      May 1, 2006
Sarah Van Beck                              (Principal Accounting Officer)

*/s/ MARY L. CAVANAUGH                      Attorney-In-Fact                    May 1, 2006
Mary L. Cavanaugh

                                   SIGNATURES

         American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 1st day of May, 2006.

                                            AMERICAN HOME ASSURANCE COMPANY


                                    BY:     /s/ ROBERT S. SCHIMEK
                                            ROBERT S. SCHIMEK
                                            SENIOR VICE PRESIDENT AND TREASURER

         The amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                      Date

         *                                           Director and Chairman      May 1, 2006
KRISTIAN P. MOOR


         *                                           Director and President     May 1, 2006
JOHN Q. DOYLE


/s/ ROBERT S. SCHIMEK                                Director, Senior Vice      May 1, 2006
ROBERT S. SCHIMEK                                    President, Treasurer
                                                     and Comptroller

         *                                           Director                   May 1, 2006
M. BERNARD AIDINOFF


         *                                           Director                   May 1, 2006
STEVEN J. BENSINGER


         *                                           Director                   May 1, 2006
JEFFREY L. HAYMAN


         *                                           Director                   May 1, 2006
DAVID L. HERZOG


         *                                           Director                   May 1, 2006
ROBERT E. LEWIS


         *                                           Director                   May 1, 2006
WIN J. NEUGER


         *                                           Director                   May 1, 2006
ROBERT M. SANDLER


         *                                           Director                   May 1, 2006
NICHOLAS TYLER


         *                                           Director                   May 1, 2006
NICHOLAS C. WALSH

*/s/ ROBERT S. SCHIMEK                               Attorney-In-Fact           May 1, 2006
ROBERT S. SCHIMEK

                                Index of Exhibits

Exhibit No.
10.               Consent of Independent Registered Public Accounting Firm

14(a).            Powers of Attorney - The Variable Annuity Life Insurance Company

14(b).            Powers of Attorney - American Home Assurance Company